UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Australia (19.2%)
Commonwealth Bank of Australia	1,617,011	105,055
BHP Billiton Ltd.	3,225,644	103,166
Westpac Banking Corp.	3,095,336	83,634
Australia & New Zealand Banking Group Ltd.	2,729,011	71,662
National Australia Bank Ltd.	2,308,179	67,173
Wesfarmers Ltd.	1,143,818	42,046
Woolworths Ltd.	1,232,493	36,632
CSL Ltd.	515,355	31,691
Rio Tinto Ltd.	438,400	25,098
Woodside Petroleum Ltd.	621,171	20,253
Telstra Corp. Ltd.	4,406,485	19,769
Westfield Group	2,082,593	18,528
Macquarie Group Ltd.	323,065	15,295
Suncorp Group Ltd.	1,295,810	13,814
Origin Energy Ltd.	1,092,805	13,304
Brambles Ltd.	1,564,944	12,281
QBE Insurance Group Ltd.	1,205,421	12,075
Amcor Ltd.	1,217,725	11,415
Santos Ltd.	961,760	11,229
Insurance Australia Group Ltd.	2,330,732	11,155
AMP Ltd.	2,954,955	10,986
Aurizon Holdings Ltd.	2,070,648	8,916
Transurban Group	1,468,256	8,864
Westfield Retail Trust	3,073,821	8,104
Oil Search Ltd.	1,145,631	8,052
Fortescue Metals Group Ltd.	1,622,213	7,556
Orica Ltd.	367,424	7,534
AGL Energy Ltd.	553,480	7,341
Stockland	2,319,812	7,306
Goodman Group	1,722,351	6,989
Newcrest Mining Ltd.	720,310	6,084
ASX Ltd.	191,494	5,949
Coca-Cola Amatil Ltd.	540,550	5,530
Sonic Healthcare Ltd.	382,598	5,529
Crown Resorts Ltd.	379,171	5,510
Mirvac Group	3,692,772	5,369
Lend Lease Group	542,163	4,997
Ramsay Health Care Ltd.	130,332	4,986
James Hardie Industries plc	441,356	4,984
GPT Group	1,583,620	4,976
Asciano Ltd.	983,714	4,839
Computershare Ltd.	494,269	4,815
APA Group	814,841	4,267
Dexus Property Group	4,857,889	4,230
Bendigo and Adelaide Bank Ltd.	404,129	4,086
Incitec Pivot Ltd.	1,633,983	4,072
Tatts Group Ltd.	1,394,906	3,650
Sydney Airport	1,040,420	3,588
CFS Retail Property Trust Group	1,982,212	3,366

	Toll Holdings Ltd.	688,120	3,352
	Boral Ltd.	782,703	3,254
	Iluka Resources Ltd.	424,865	3,250
	WorleyParsons Ltd.	219,805	3,154
	Bank of Queensland Ltd.	315,234	3,145
	Cochlear Ltd.	58,125	2,909
	Federation Centres Ltd.	1,439,443	2,851
	Challenger Ltd.	534,716	2,791
*	Alumina Ltd.	2,482,397	2,740
^	ALS Ltd.	373,818	2,589
*	BlueScope Steel Ltd.	545,803	2,580
	Ansell Ltd.	148,622	2,483
^	Metcash Ltd.	898,670	2,372
	Flight Centre Travel Group Ltd.	57,330	2,371
	Caltex Australia Ltd.	138,222	2,337
	Tabcorp Holdings Ltd.	747,309	2,246
^	Commonwealth Property Office Fund	2,031,364	2,187
^	Leighton Holdings Ltd.	150,364	2,165
	Treasury Wine Estates Ltd.	658,133	2,089
	SP AusNet	1,671,829	1,819
	Downer EDI Ltd.	419,574	1,811
	Aristocrat Leisure Ltd.	452,157	1,793
	Perpetual Ltd.	43,523	1,782
	Arrium Ltd.	1,312,593	1,774
	Echo Entertainment Group Ltd.	838,767	1,726
	IOOF Holdings Ltd.	224,693	1,722
	DuluxGroup Ltd.	358,845	1,680
	Adelaide Brighton Ltd.	465,050	1,531
^	Harvey Norman Holdings Ltd.	519,046	1,356
*	Orora Ltd.	1,204,450	1,349
	Platinum Asset Management Ltd.	224,311	1,326
	CSR Ltd.	506,242	1,294
*	Recall Holdings Ltd.	312,062	1,226
	Seven West Media Ltd.	635,035	1,209
	Australand Property Group	353,370	1,197
	Fairfax Media Ltd.	1,900,894	1,112
*	Qantas Airways Ltd.	1,103,846	1,052
	Goodman Fielder Ltd.	1,765,064	1,050
	OZ Minerals Ltd.	313,035	964
*,^ Whitehaven Coal Ltd.		601,427	945
	Envestra Ltd.	944,884	943
	Macquarie Atlas Roads Group	379,006	930
*	Sims Metal Management Ltd.	95,135	860
	Shopping Centres Australasia Property Group	628,156	815
^	Atlas Iron Ltd.	884,109	782
	GWA Group Ltd.	297,943	775
	New Hope Corp. Ltd.	237,619	728
*	Sims Metal Management Ltd. ADR	79,352	716
	Nufarm Ltd.	171,496	579
*	Ten Network Holdings Ltd.	1,694,786	527
*,^ Lynas Corp. Ltd.		1,836,919	452
	Newcrest Mining Ltd. ADR	51,388	430
*,^ Paladin Energy Ltd.		918,214	404
*	Aquila Resources Ltd.	152,555	323
*	Energy Resources of Australia Ltd.	158,818	175
			987,772

Hong Kong (8.9%)
AIA Group Ltd.	12,109,645	55,847
Hutchison Whampoa Ltd.	2,402,531	29,523
* Galaxy Entertainment Group Ltd.	2,102,950	20,433
Cheung Kong Holdings Ltd.	1,334,636	19,773
Sun Hung Kai Properties Ltd.	1,554,118	19,003
Sands China Ltd.	2,430,747	18,770
Hong Kong Exchanges and Clearing Ltd.	1,156,397	17,999
Jardine Matheson Holdings Ltd.	236,800	12,699
Hang Seng Bank Ltd.	774,241	12,126
CLP Holdings Ltd.	1,552,041	11,809
Hong Kong & China Gas Co. Ltd.	5,694,146	11,646
BOC Hong Kong Holdings Ltd.	3,629,046	10,964
Wharf Holdings Ltd.	1,530,297	10,456
Link REIT	2,312,243	10,388
Power Assets Holdings Ltd.	1,339,316	10,110
Want Want China Holdings Ltd.	6,674,000	8,938
Li & Fung Ltd.	5,823,259	8,018
Swire Pacific Ltd. Class A	687,625	7,354
Jardine Strategic Holdings Ltd.	224,000	7,284
Hongkong Land Holdings Ltd.	1,173,000	7,070
China Mengniu Dairy Co. Ltd.	1,376,000	6,276
Hang Lung Properties Ltd.	2,261,317	6,209
SJM Holdings Ltd.	1,845,359	5,774
Henderson Land Development Co. Ltd.	1,036,328	5,523
Bank of East Asia Ltd.	1,350,676	5,125
Tingyi Cayman Islands Holding Corp.	1,908,000	4,961
MTR Corp. Ltd.	1,405,417	4,939
New World Development Co. Ltd.	3,796,568	4,736
Wynn Macau Ltd.	1,052,440	4,502
Sino Land Co. Ltd.	3,008,300	4,003
Prada SPA	505,500	3,764
Hang Lung Group Ltd.	812,000	3,743
Samsonite International SA	1,288,473	3,512
* Esprit Holdings Ltd.	1,851,900	3,494
Wheelock & Co. Ltd.	820,486	3,343
Techtronic Industries Co.	1,251,000	3,200
MGM China Holdings Ltd.	782,000	3,097
Swire Properties Ltd.	1,176,415	3,036
^ AAC Technologies Holdings Inc.	696,500	3,008
Cheung Kong Infrastructure Holdings Ltd.	508,215	2,990
Sun Art Retail Group Ltd.	2,223,500	2,901
Melco International Development Ltd.	793,000	2,889
Yue Yuen Industrial Holdings Ltd.	838,519	2,608
Hysan Development Co. Ltd.	635,603	2,515
Shangri-La Asia Ltd.	1,452,096	2,438
Wing Hang Bank Ltd.	168,385	2,399
First Pacific Co. Ltd.	2,372,823	2,363
ASM Pacific Technology Ltd.	244,628	2,284
Cathay Pacific Airways Ltd.	1,039,548	2,176
* Semiconductor Manufacturing International Corp.	20,951,000	2,135
Kerry Properties Ltd.	650,858	2,098
NWS Holdings Ltd.	1,362,411	1,968
Hopewell Holdings Ltd.	546,624	1,898
VTech Holdings Ltd.	156,100	1,881
Television Broadcasts Ltd.	282,700	1,764
PCCW Ltd.	3,840,143	1,749

	Chow Tai Fook Jewellery Group Ltd.	1,075,600	1,579
	Xinyi Glass Holdings Ltd.	1,846,000	1,503
	New World China Land Ltd.	2,552,000	1,352
	Johnson Electric Holdings Ltd.	1,401,000	1,257
*	FIH Mobile Ltd.	2,185,000	1,084
	Shui On Land Ltd.	3,404,166	1,074
	Shun Tak Holdings Ltd.	1,838,000	1,059
	Cafe de Coral Holdings Ltd.	328,000	1,006
	Shougang Fushan Resources Group Ltd.	3,610,000	988
	Champion REIT	2,313,000	982
	Huabao International Holdings Ltd.	1,880,000	959
	Uni-President China Holdings Ltd.	1,047,000	944
*	Kerry Logistics Network Ltd.	544,679	920
	L'Occitane International SA	442,750	876
	Lifestyle International Holdings Ltd.	471,000	843
*,^ Macau Legend Development Ltd.		868,000	834
	Orient Overseas International Ltd.	200,324	831
*	Brightoil Petroleum Holdings Ltd.	2,914,000	788
	Great Eagle Holdings Ltd.	242,000	788
	Dah Sing Financial Holdings Ltd.	130,400	625
	Texwinca Holdings Ltd.	608,000	581
*,^ United Co. RUSAL plc		1,634,000	577
	China Travel International Inv HK	2,562,000	487
	Dah Sing Banking Group Ltd.	330,400	479
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		2,658,500	466
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,224,000	447
	Parkson Retail Group Ltd.	1,372,000	418
	Hopewell Highway Infrastructure Ltd.	856,500	399
*	Xinyi Solar Holdings Ltd.	1,846,000	388
	Kowloon Development Co. Ltd.	320,000	370
	Hutchison Harbour Ring Ltd.	2,492,000	201
*	Mongolian Mining Corp.	583,500	63
			456,679
Japan (56.3%)
	Toyota Motor Corp.	2,662,271	151,749
	Mitsubishi UFJ Financial Group Inc.	14,218,524	85,387
	SoftBank Corp.	946,370	68,656
	Honda Motor Co. Ltd.	1,802,027	67,708
	Sumitomo Mitsui Financial Group Inc.	1,349,934	62,450
	Mizuho Financial Group Inc.	24,038,441	50,669
	Takeda Pharmaceutical Co. Ltd.	777,991	36,272
	Japan Tobacco Inc.	1,168,859	36,102
	Hitachi Ltd.	4,658,258	35,419
	Canon Inc.	1,137,417	33,291
	FANUC Corp.	197,176	31,797
	Mitsubishi Estate Co. Ltd.	1,276,982	31,202
	Seven & I Holdings Co. Ltd.	785,054	31,111
	KDDI Corp.	549,700	30,224
	Astellas Pharma Inc.	466,274	28,675
	East Japan Railway Co.	382,085	28,512
	Mitsui Fudosan Co. Ltd.	850,580	26,795
	Mitsubishi Corp.	1,446,434	26,677
	Nippon Steel & Sumitomo Metal Corp.	8,504,309	25,736
	Denso Corp.	480,286	24,824
	Nomura Holdings Inc.	3,530,394	24,624
	Panasonic Corp.	2,138,790	24,359
	Bridgestone Corp.	670,550	24,139

Mitsui & Co. Ltd.	1,739,600	23,255
Shin-Etsu Chemical Co. Ltd.	414,455	23,040
NTT DOCOMO Inc.	1,414,400	22,738
Mitsubishi Electric Corp.	1,991,954	22,458
Nissan Motor Co. Ltd.	2,550,646	21,755
Nippon Telegraph & Telephone Corp.	401,444	21,639
Sumitomo Realty & Development Co. Ltd.	482,492	21,202
Mitsubishi Heavy Industries Ltd.	3,223,743	20,876
Komatsu Ltd.	957,609	19,796
Central Japan Railway Co.	182,100	19,788
Tokio Marine Holdings Inc.	679,590	19,730
Fast Retailing Co. Ltd.	53,620	19,531
Kubota Corp.	1,262,895	19,399
Keyence Corp.	46,277	19,068
ITOCHU Corp.	1,559,997	18,963
ORIX Corp.	1,228,360	18,682
Murata Manufacturing Co. Ltd.	201,219	18,634
Sumitomo Mitsui Trust Holdings Inc.	3,849,819	18,621
Fuji Heavy Industries Ltd.	631,212	17,261
Toshiba Corp.	4,143,424	17,211
Kao Corp.	529,777	16,783
Daiwa Securities Group Inc.	1,757,984	16,378
Sony Corp.	1,002,844	15,826
SMC Corp.	62,600	15,585
Daikin Industries Ltd.	268,012	15,345
Kyocera Corp.	325,450	14,552
Dai-ichi Life Insurance Co. Ltd.	965,800	14,485
Sumitomo Corp.	1,136,138	14,105
FUJIFILM Holdings Corp.	462,672	13,436
* Mazda Motor Corp.	2,682,959	12,902
Tokyo Gas Co. Ltd.	2,544,959	12,742
MS&AD Insurance Group Holdings	548,101	12,716
Nintendo Co. Ltd.	106,598	12,657
Nidec Corp.	112,714	12,579
Daiwa House Industry Co. Ltd.	651,805	12,273
Hoya Corp.	439,702	12,150
Sumitomo Electric Industries Ltd.	773,521	12,126
Kirin Holdings Co. Ltd.	892,616	12,105
Otsuka Holdings Co. Ltd.	388,179	11,831
Asahi Group Holdings Ltd.	435,121	11,794
Secom Co. Ltd.	209,603	11,790
JX Holdings Inc.	2,442,323	11,732
Marubeni Corp.	1,681,356	11,713
Daiichi Sankyo Co. Ltd.	701,791	11,616
Inpex Corp.	928,900	10,929
Suzuki Motor Corp.	421,168	10,910
Eisai Co. Ltd.	278,368	10,651
Resona Holdings Inc.	1,951,643	10,281
Toray Industries Inc.	1,565,857	10,252
Asahi Kasei Corp.	1,348,836	10,250
NKSJ Holdings Inc.	389,526	10,171
* Fujitsu Ltd.	1,801,981	10,078
JFE Holdings Inc.	466,807	9,673
Ajinomoto Co. Inc.	650,706	9,131
Dentsu Inc.	226,902	8,928
Tokyo Electron Ltd.	172,913	8,835
* Olympus Corp.	300,436	8,827

	Terumo Corp.	183,850	8,552
	Yamato Holdings Co. Ltd.	405,661	8,509
	Chubu Electric Power Co. Inc.	716,172	8,505
*	Kansai Electric Power Co. Inc.	783,214	8,497
	JGC Corp.	222,221	8,381
	Omron Corp.	210,110	8,301
	Ono Pharmaceutical Co. Ltd.	93,933	8,208
	Oriental Land Co. Ltd.	53,518	8,146
	T&D Holdings Inc.	667,061	8,119
	Osaka Gas Co. Ltd.	2,000,548	8,067
	Sekisui House Ltd.	574,735	7,963
	Tokyu Corp.	1,278,409	7,930
	West Japan Railway Co.	192,137	7,852
	Toyota Industries Corp.	171,020	7,789
	NEC Corp.	2,637,284	7,623
	Isuzu Motors Ltd.	1,286,996	7,619
	Yahoo Japan Corp.	1,347,800	7,588
	Aeon Co. Ltd.	602,595	7,489
	Nitto Denko Corp.	166,366	7,478
	Ricoh Co. Ltd.	708,082	7,428
	LIXIL Group Corp.	287,532	7,387
	Daito Trust Construction Co. Ltd.	77,458	7,311
	Aisin Seiki Co. Ltd.	199,529	7,302
	Shimano Inc.	79,698	7,078
	Sumitomo Metal Mining Co. Ltd.	540,149	7,017
	Kawasaki Heavy Industries Ltd.	1,559,357	6,778
*	Tokyo Electric Power Co. Inc.	1,471,484	6,684
	Shionogi & Co. Ltd.	322,673	6,559
	Makita Corp.	127,127	6,536
	IHI Corp.	1,439,720	6,531
	Unicharm Corp.	119,441	6,493
	Hankyu Hanshin Holdings Inc.	1,269,000	6,435
	Shizuoka Bank Ltd.	639,859	6,428
	Bank of Yokohama Ltd.	1,264,462	6,335
	Sumitomo Chemical Co. Ltd.	1,555,276	6,335
	Shiseido Co. Ltd.	395,353	6,275
	Dai Nippon Printing Co. Ltd.	631,513	6,251
	Kintetsu Corp.	1,797,927	6,198
	Nikon Corp.	356,030	6,069
	Mitsubishi Chemical Holdings Corp.	1,371,879	5,859
*,^ Mitsubishi Motors Corp.		532,821	5,762
	TDK Corp.	124,587	5,617
	Odakyu Electric Railway Co. Ltd.	631,362	5,536
	Konica Minolta Inc.	527,253	5,536
	Yakult Honsha Co. Ltd.	110,315	5,388
	TOTO Ltd.	338,078	5,349
	Toyota Tsusho Corp.	227,948	5,334
	Asahi Glass Co. Ltd.	944,115	5,329
*	Kyushu Electric Power Co. Inc.	468,444	5,325
	NSK Ltd.	469,736	5,299
*	Tohoku Electric Power Co. Inc.	481,542	5,189
	Chugai Pharmaceutical Co. Ltd.	227,257	5,146
*	Sharp Corp.	1,495,829	5,088
	Nippon Yusen KK	1,631,083	5,066
	Tobu Railway Co. Ltd.	1,082,206	5,029
	Sekisui Chemical Co. Ltd.	436,445	5,020
	NGK Spark Plug Co. Ltd.	216,081	4,984

Chiba Bank Ltd.	782,129	4,920
Lawson Inc.	66,295	4,808
Sega Sammy Holdings Inc.	202,091	4,796
Rohm Co. Ltd.	96,033	4,785
Taisei Corp.	1,083,863	4,743
NGK Insulators Ltd.	276,541	4,676
Mitsui OSK Lines Ltd.	1,132,811	4,656
Isetan Mitsukoshi Holdings Ltd.	366,980	4,608
Taiheiyo Cement Corp.	1,215,000	4,515
NTT Data Corp.	127,900	4,514
Hirose Electric Co. Ltd.	32,141	4,511
Oji Holdings Corp.	954,521	4,504
Toppan Printing Co. Ltd.	616,872	4,498
MEIJI Holdings Co. Ltd.	71,915	4,497
Namco Bandai Holdings Inc.	197,954	4,449
Electric Power Development Co. Ltd.	148,179	4,387
* Kobe Steel Ltd.	2,611,957	4,324
Nippon Express Co. Ltd.	910,925	4,280
Mitsubishi Materials Corp.	1,265,508	4,234
Keikyu Corp.	536,531	4,184
Chugoku Electric Power Co. Inc.	315,713	4,128
Obayashi Corp.	686,575	4,049
Hino Motors Ltd.	277,209	4,049
* Tokyu Fudosan Holdings Corp.	465,355	4,034
Sysmex Corp.	73,292	4,034
Seiko Epson Corp.	153,100	3,986
Credit Saison Co. Ltd.	162,975	3,981
Kuraray Co. Ltd.	352,313	3,956
Keio Corp.	614,808	3,939
Yokogawa Electric Corp.	252,496	3,898
Tokyo Tatemono Co. Ltd.	409,000	3,795
Yamaha Motor Co. Ltd.	285,647	3,765
Nitori Holdings Co. Ltd.	38,591	3,738
Hulic Co. Ltd.	295,700	3,736
Nippon Paint Co. Ltd.	226,000	3,724
JSR Corp.	204,543	3,636
Fukuoka Financial Group Inc.	864,041	3,598
Hisamitsu Pharmaceutical Co. Inc.	78,940	3,583
Shimizu Corp.	663,504	3,560
Stanley Electric Co. Ltd.	156,441	3,519
Nippon Meat Packers Inc.	202,466	3,454
Kansai Paint Co. Ltd.	255,442	3,448
Nissin Foods Holdings Co. Ltd.	79,447	3,443
Kajima Corp.	925,362	3,422
Yaskawa Electric Corp.	250,655	3,395
Santen Pharmaceutical Co. Ltd.	80,720	3,392
Suruga Bank Ltd.	199,396	3,376
Joyo Bank Ltd.	716,338	3,371
Taisho Pharmaceutical Holdings Co. Ltd.	46,623	3,352
J Front Retailing Co. Ltd.	500,380	3,342
Mitsubishi Tanabe Pharma Corp.	226,536	3,328
JTEKT Corp.	228,266	3,322
Aozora Bank Ltd.	1,160,676	3,310
Trend Micro Inc.	105,958	3,258
Nomura Research Institute Ltd.	99,684	3,257
Aeon Mall Co. Ltd.	110,655	3,251
Daihatsu Motor Co. Ltd.	206,557	3,215

Brother Industries Ltd.	253,059	3,176
Kikkoman Corp.	175,642	3,110
Suntory Beverage & Food Ltd.	95,300	3,109
Don Quijote Holdings Co. Ltd.	51,200	3,106
Shinsei Bank Ltd.	1,526,373	3,105
SBI Holdings Inc.	225,544	3,087
Toyo Seikan Group Holdings Ltd.	173,573	3,075
Toyo Suisan Kaisha Ltd.	97,996	3,075
Amada Co. Ltd.	380,393	3,069
Yamada Denki Co. Ltd.	888,240	3,066
Mitsubishi Gas Chemical Co. Inc.	433,921	3,053
Japan Airlines Co. Ltd.	60,846	3,053
Asics Corp.	173,932	3,000
Bank of Kyoto Ltd.	373,363	2,959
Rinnai Corp.	38,207	2,949
Hamamatsu Photonics KK	70,122	2,946
USS Co. Ltd.	215,060	2,938
Iyo Bank Ltd.	308,498	2,885
FamilyMart Co. Ltd.	63,365	2,876
Sony Financial Holdings Inc.	177,724	2,872
* Iida Group Holdings Co. Ltd.	160,900	2,848
Ebara Corp.	440,000	2,820
Toho Co. Ltd.	135,833	2,798
Dainippon Sumitomo Pharma Co. Ltd.	160,138	2,719
Takashimaya Co. Ltd.	290,494	2,705
Miraca Holdings Inc.	57,185	2,703
Kyowa Hakko Kirin Co. Ltd.	265,386	2,692
Casio Computer Co. Ltd.	246,972	2,674
Alfresa Holdings Corp.	47,058	2,670
Sumitomo Heavy Industries Ltd.	574,153	2,662
Hachijuni Bank Ltd.	478,828	2,649
Mitsubishi UFJ Lease & Finance Co. Ltd.	509,610	2,647
Yokohama Rubber Co. Ltd.	297,000	2,644
Benesse Holdings Inc.	66,847	2,638
Suzuken Co. Ltd.	76,448	2,637
THK Co. Ltd.	121,232	2,625
Yamaha Corp.	178,039	2,616
Chiyoda Corp.	170,123	2,611
Shimadzu Corp.	289,596	2,572
Nabtesco Corp.	114,765	2,564
Minebea Co. Ltd.	342,000	2,556
M3 Inc.	873	2,556
Nagoya Railroad Co. Ltd.	853,000	2,545
Sankyo Co. Ltd.	53,617	2,538
Hitachi Metals Ltd.	162,407	2,530
^ ANA Holdings Inc.	1,182,143	2,523
Marui Group Co. Ltd.	269,042	2,519
Tosoh Corp.	588,000	2,512
Kurita Water Industries Ltd.	117,978	2,506
Hokuhoku Financial Group Inc.	1,320,000	2,500
MediPal Holdings Corp.	172,284	2,497
Sumitomo Rubber Industries Ltd.	181,290	2,497
Air Water Inc.	169,281	2,487
Keisei Electric Railway Co. Ltd.	279,404	2,482
Daicel Corp.	310,473	2,479
Kakaku.com Inc.	130,600	2,475
Citizen Holdings Co. Ltd.	316,748	2,474

Fuji Electric Co. Ltd.	568,783	2,467
MISUMI Group Inc.	85,700	2,453
Seven Bank Ltd.	640,440	2,438
TonenGeneral Sekiyu KK	276,713	2,425
Gunma Bank Ltd.	459,081	2,418
^ Dena Co. Ltd.	126,351	2,410
Nomura Real Estate Holdings Inc.	117,278	2,366
Shimamura Co. Ltd.	26,453	2,340
Nisshin Seifun Group Inc.	235,140	2,333
Hokuriku Electric Power Co.	189,634	2,331
^ AEON Financial Service Co. Ltd.	100,670	2,328
Konami Corp.	98,149	2,327
Toho Gas Co. Ltd.	501,518	2,326
Koito Manufacturing Co. Ltd.	113,455	2,294
Nippon Kayaku Co. Ltd.	173,000	2,288
^ Sanrio Co. Ltd.	62,050	2,285
Nissan Chemical Industries Ltd.	160,500	2,277
Mitsui Chemicals Inc.	944,190	2,268
Ibiden Co. Ltd.	123,683	2,266
Kamigumi Co. Ltd.	252,148	2,254
* Alps Electric Co. Ltd.	172,700	2,251
* Shikoku Electric Power Co. Inc.	157,044	2,241
DIC Corp.	773,000	2,207
Sawai Pharmaceutical Co. Ltd.	36,700	2,204
Teijin Ltd.	982,175	2,202
* NTN Corp.	510,000	2,201
Hiroshima Bank Ltd.	548,000	2,199
Ube Industries Ltd.	1,074,936	2,198
Idemitsu Kosan Co. Ltd.	98,392	2,195
Yamaguchi Financial Group Inc.	240,864	2,182
Sojitz Corp.	1,270,918	2,173
Ryohin Keikaku Co. Ltd.	23,300	2,148
Dowa Holdings Co. Ltd.	233,000	2,106
Keihan Electric Railway Co. Ltd.	553,000	2,092
Hitachi Construction Machinery Co. Ltd.	108,232	2,079
Taiyo Nippon Sanso Corp.	297,728	2,055
Hakuhodo DY Holdings Inc.	253,750	2,048
Showa Denko KK	1,510,499	2,046
Obic Co. Ltd.	66,200	2,041
Mitsubishi Logistics Corp.	144,831	2,026
Park24 Co. Ltd.	97,600	2,012
^ Square Enix Holdings Co. Ltd.	70,415	2,000
Chugoku Bank Ltd.	160,109	1,985
Otsuka Corp.	16,742	1,981
GS Yuasa Corp.	379,999	1,976
Kaneka Corp.	317,995	1,967
* Haseko Corp.	261,800	1,953
* Hokkaido Electric Power Co. Inc.	187,293	1,938
^ Nippon Paper Industries Co. Ltd.	107,948	1,935
Zeon Corp.	196,000	1,907
Nippon Electric Glass Co. Ltd.	422,752	1,904
NOK Corp.	115,356	1,865
Showa Shell Sekiyu KK	195,522	1,848
Advantest Corp.	172,087	1,846
Nishi-Nippon City Bank Ltd.	729,839	1,830
COMSYS Holdings Corp.	122,800	1,779
NHK Spring Co. Ltd.	171,396	1,761

DMG Mori Seiki Co. Ltd.	100,800	1,745
Denki Kagaku Kogyo KK	449,927	1,735
Japan Steel Works Ltd.	351,865	1,735
Maruichi Steel Tube Ltd.	65,214	1,697
Furukawa Electric Co. Ltd.	689,600	1,682
Azbil Corp.	71,200	1,675
Nippon Shokubai Co. Ltd.	159,000	1,668
Daido Steel Co. Ltd.	336,087	1,666
Tsumura & Co.	66,472	1,650
Disco Corp.	23,600	1,648
77 Bank Ltd.	360,000	1,636
Sugi Holdings Co. Ltd.	40,900	1,634
Ushio Inc.	132,884	1,583
Rohto Pharmaceutical Co. Ltd.	98,000	1,566
Kewpie Corp.	109,800	1,565
Hoshizaki Electric Co. Ltd.	43,700	1,560
Hikari Tsushin Inc.	18,700	1,559
Toyobo Co. Ltd.	871,000	1,558
Sotetsu Holdings Inc.	432,000	1,553
Jafco Co. Ltd.	28,800	1,549
Yamazaki Baking Co. Ltd.	142,435	1,536
Takara Holdings Inc.	190,000	1,533
Fujikura Ltd.	332,000	1,530
Toyoda Gosei Co. Ltd.	72,503	1,523
Mabuchi Motor Co. Ltd.	26,501	1,516
Hitachi Chemical Co. Ltd.	105,366	1,506
Kobayashi Pharmaceutical Co. Ltd.	27,400	1,487
OKUMA Corp.	155,000	1,475
Hitachi High-Technologies Corp.	63,280	1,451
Mitsui Engineering & Shipbuilding Co. Ltd.	739,000	1,448
Sumitomo Osaka Cement Co. Ltd.	385,000	1,443
Seino Holdings Co. Ltd.	152,000	1,442
Mitsui Mining & Smelting Co. Ltd.	538,000	1,428
Taiyo Yuden Co. Ltd.	117,700	1,423
Glory Ltd.	57,700	1,416
Nishi-Nippon Railroad Co. Ltd.	372,000	1,413
Kawasaki Kisen Kaisha Ltd.	606,000	1,413
Sundrug Co. Ltd.	33,500	1,405
Sapporo Holdings Ltd.	370,000	1,403
Sumitomo Forestry Co. Ltd.	129,300	1,391
Aoyama Trading Co. Ltd.	53,800	1,389
Nagase & Co. Ltd.	119,100	1,387
Oracle Corp. Japan	34,268	1,360
Yamato Kogyo Co. Ltd.	45,917	1,354
Lion Corp.	254,000	1,334
Ezaki Glico Co. Ltd.	100,000	1,333
Century Tokyo Leasing Corp.	45,900	1,321
Nisshinbo Holdings Inc.	152,000	1,321
Nichirei Corp.	289,000	1,312
Wacoal Holdings Corp.	126,000	1,302
Ito En Ltd.	59,800	1,287
UNY Group Holdings Co. Ltd.	212,900	1,279
Kinden Corp.	129,431	1,271
Calbee Inc.	55,200	1,263
Rengo Co. Ltd.	238,000	1,257
Autobacs Seven Co. Ltd.	78,000	1,257
^ Kagome Co. Ltd.	75,500	1,251

	Sohgo Security Services Co. Ltd.	66,400	1,246
	Coca-Cola West Co. Ltd.	63,024	1,233
	Shiga Bank Ltd.	252,000	1,229
	SCSK Corp.	44,500	1,228
	Daishi Bank Ltd.	344,000	1,218
	Matsui Securities Co. Ltd.	107,500	1,218
	Juroku Bank Ltd.	349,000	1,214
	Matsumotokiyoshi Holdings Co. Ltd.	34,000	1,210
	Kaken Pharmaceutical Co. Ltd.	75,000	1,205
*	Nippon Sheet Glass Co. Ltd.	906,000	1,177
*,^ Acom Co. Ltd.		396,700	1,171
	K's Holdings Corp.	43,600	1,166
	KYORIN Holdings Inc.	51,600	1,155
	Hitachi Capital Corp.	46,300	1,155
	Shimachu Co. Ltd.	51,200	1,132
*	Cosmo Oil Co. Ltd.	603,046	1,123
	Japan Petroleum Exploration Co.	30,179	1,118
	Izumi Co. Ltd.	36,600	1,108
	San-In Godo Bank Ltd.	159,000	1,104
	House Foods Group Inc.	72,800	1,092
	Keiyo Bank Ltd.	253,000	1,090
	SKY Perfect JSAT Holdings Inc.	208,000	1,076
	Itochu Techno-Solutions Corp.	25,966	1,068
	Musashino Bank Ltd.	33,000	1,061
*	Aiful Corp.	280,100	1,049
	H2O Retailing Corp.	125,000	1,031
	NTT Urban Development Corp.	106,200	1,028
	Senshu Ikeda Holdings Inc.	229,200	1,023
	Exedy Corp.	32,600	1,023
	Hokkoku Bank Ltd.	304,000	1,019
	North Pacific Bank Ltd.	260,300	1,010
*	Dainippon Screen Manufacturing Co. Ltd.	213,000	1,005
^	Nipro Corp.	115,200	1,004
	Hyakugo Bank Ltd.	249,000	1,004
	Capcom Co. Ltd.	51,300	1,003
	Higo Bank Ltd.	192,000	998
	ABC-Mart Inc.	22,787	992
	Takata Corp.	33,300	983
*,^ Orient Corp.		434,500	968
	Lintec Corp.	52,900	961
	Onward Holdings Co. Ltd.	133,000	960
^	Fukuyama Transporting Co. Ltd.	175,000	946
^	Gree Inc.	96,379	944
	Nanto Bank Ltd.	266,000	939
	Kagoshima Bank Ltd.	158,000	937
	Tokai Rika Co. Ltd.	51,100	937
	Ogaki Kyoritsu Bank Ltd.	335,000	929
	Kose Corp.	29,600	927
	Mochida Pharmaceutical Co. Ltd.	15,700	910
	Nexon Co. Ltd.	104,100	908
	Nippon Television Holdings Inc.	53,100	907
	Hyakujushi Bank Ltd.	274,000	896
	Fuji Media Holdings Inc.	47,600	889
	Anritsu Corp.	79,300	874
	KYB Co. Ltd.	177,000	870
	Awa Bank Ltd.	176,000	851
	Maeda Road Construction Co. Ltd.	51,000	833

Sumco Corp.	106,601	812
Toshiba TEC Corp.	122,000	807
Kissei Pharmaceutical Co. Ltd.	34,200	805
Nisshin Steel Holdings Co. Ltd.	75,200	800
Toda Corp.	237,000	782
Nippo Corp.	50,000	780
FP Corp.	12,500	780
Cosmos Pharmaceutical Corp.	6,100	764
Calsonic Kansei Corp.	152,000	758
Toyota Boshoku Corp.	65,709	748
Komeri Co. Ltd.	31,300	744
Shochiku Co. Ltd.	82,000	728
Tsuruha Holdings Inc.	7,700	722
Heiwa Corp.	39,000	693
Asatsu-DK Inc.	29,300	679
Hitachi Transport System Ltd.	42,600	670
Canon Marketing Japan Inc.	51,700	660
Sumitomo Bakelite Co. Ltd.	175,000	654
Tokai Carbon Co. Ltd.	202,000	640
Pola Orbis Holdings Inc.	19,000	634
Kokuyo Co. Ltd.	90,100	629
Nissan Shatai Co. Ltd.	46,000	580
Kandenko Co. Ltd.	102,000	523
PanaHome Corp.	73,000	507
Pacific Metals Co. Ltd.	144,000	503
Shinko Electric Industries Co. Ltd.	64,800	500
Sumitomo Real Estate Sales Co. Ltd.	15,300	473
Tokyo Broadcasting System Holdings Inc.	37,200	444
TV Asahi Corp.	20,800	428
Adastria Holdings Co. Ltd.	15,720	415
NS Solutions Corp.	14,700	375
Toppan Forms Co. Ltd.	43,300	374
Hitachi Koki Co. Ltd.	51,800	366
Tokai Rubber Industries Ltd.	33,700	347
Mitsubishi Shokuhin Co. Ltd.	13,500	322
^ OSAKA Titanium Technologies Co. Ltd.	19,400	309
Kansai Urban Banking Corp.	239,000	288
		2,889,073
New Zealand (0.4%)
Fletcher Building Ltd.	686,430	5,031
Telecom Corp. of New Zealand Ltd.	1,830,994	3,479
Auckland International Airport Ltd.	986,841	2,913
SKYCITY Entertainment Group Ltd.	562,347	1,762
Sky Network Television Ltd.	377,177	1,760
Fisher & Paykel Healthcare Corp. Ltd.	526,150	1,720
Contact Energy Ltd.	357,437	1,490
Kiwi Income Property Trust	1,002,077	896
Air New Zealand Ltd.	503,055	693
Vector Ltd.	244,450	500
Chorus Ltd.	389,454	441
Warehouse Group Ltd.	103,647	302
		20,987
Singapore (3.7%)
DBS Group Holdings Ltd.	1,744,779	22,529
Singapore Telecommunications Ltd.	7,357,109	20,356
Oversea-Chinese Banking Corp. Ltd.	2,725,594	19,785

	United Overseas Bank Ltd.	1,185,267	18,584
	Keppel Corp. Ltd.	1,437,358	11,719
	Genting Singapore plc	6,130,597	6,633
	Global Logistic Properties Ltd.	3,019,773	6,590
	CapitaLand Ltd.	2,556,558	5,496
	Wilmar International Ltd.	2,124,303	5,195
^	Singapore Press Holdings Ltd.	1,608,417	5,029
	Singapore Technologies Engineering Ltd.	1,562,055	4,640
	Singapore Exchange Ltd.	829,260	4,453
	City Developments Ltd.	598,713	4,107
	CapitaMall Trust	2,641,112	3,873
	Singapore Airlines Ltd.	511,226	3,846
	Sembcorp Industries Ltd.	897,820	3,694
	Hutchison Port Holdings Trust	5,146,639	3,419
	Ascendas REIT	1,982,894	3,298
	ComfortDelGro Corp. Ltd.	2,042,980	3,082
	Noble Group Ltd.	3,871,304	2,884
	Sembcorp Marine Ltd.	839,666	2,672
	Golden Agri-Resources Ltd.	6,548,163	2,669
	Jardine Cycle & Carriage Ltd.	97,621	2,660
	Suntec REIT	2,008,000	2,530
	CapitaCommercial Trust	1,951,000	2,161
	UOL Group Ltd.	460,717	2,110
	StarHub Ltd.	590,567	1,967
	Yangzijiang Shipbuilding Holdings Ltd.	2,136,210	1,926
	CapitaMalls Asia Ltd.	1,374,335	1,896
	Keppel Land Ltd.	715,575	1,773
^	Olam International Ltd.	1,426,181	1,655
	Singapore Post Ltd.	1,391,000	1,455
	Venture Corp. Ltd.	245,000	1,419
	SIA Engineering Co. Ltd.	223,000	860
	M1 Ltd.	285,000	749
*,^ Neptune Orient Lines Ltd.		885,000	698
^	SMRT Corp. Ltd.	668,000	599
	Yanlord Land Group Ltd.	648,000	569
^	Cosco Corp. Singapore Ltd.	961,001	527
	Wing Tai Holdings Ltd.	381,000	517
^	Indofood Agri Resources Ltd.	402,000	243
			190,867
South Korea (11.3%)
	Samsung Electronics Co. Ltd.	109,330	129,374
	Hyundai Motor Co.	156,266	34,167
	POSCO	75,532	21,025
	Shinhan Financial Group Co. Ltd.	464,050	19,644
	Hyundai Mobis	68,322	19,524
*	SK Hynix Inc.	530,750	18,591
	NAVER Corp.	27,718	17,541
	KB Financial Group Inc.	394,000	13,556
	Kia Motors Corp.	263,650	13,200
	Hana Financial Group Inc.	297,760	11,297
	LG Chem Ltd.	44,616	10,754
	Samsung Life Insurance Co. Ltd.	101,818	9,753
	Hyundai Heavy Industries Co. Ltd.	44,967	9,343
	Samsung Fire & Marine Insurance Co. Ltd.	39,550	9,124
	KT&G Corp.	123,243	8,702
*	Korea Electric Power Corp.	260,600	8,512
	SK Telecom Co. Ltd.	40,515	8,180

SK Innovation Co. Ltd.	62,126	7,335
Samsung C&T Corp.	126,891	6,912
LG Electronics Inc.	109,967	6,714
Samsung Heavy Industries Co. Ltd.	181,440	5,668
* LG Display Co. Ltd.	229,430	5,390
E-Mart Co. Ltd.	21,271	5,125
LG Corp.	91,596	4,905
Hyundai Steel Co.	67,459	4,777
Samsung SDI Co. Ltd.	34,784	4,612
SK Holdings Co. Ltd.	26,417	4,417
LG Household & Health Care Ltd.	9,541	4,228
Woori Finance Holdings Co. Ltd.	363,170	4,173
Lotte Shopping Co. Ltd.	11,528	4,039
Hyundai Engineering & Construction Co. Ltd.	73,730	3,995
Hankook Tire Co. Ltd.	68,597	3,933
KT Corp.	130,350	3,754
Kangwon Land Inc.	116,470	3,668
Coway Co. Ltd.	56,164	3,599
Samsung Electro-Mechanics Co. Ltd.	56,992	3,532
Korea Zinc Co. Ltd.	10,738	3,480
Cheil Industries Inc.	48,438	3,400
Hyundai Glovis Co. Ltd.	16,005	3,377
^ OCI Co. Ltd.	18,642	3,289
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	97,120	3,097
Orion Corp.	3,747	3,052
Amorepacific Corp.	3,189	3,011
BS Financial Group Inc.	195,960	2,893
Lotte Chemical Corp.	14,554	2,846
^ Celltrion Inc.	66,679	2,794
S-Oil Corp.	42,716	2,729
NCSoft Corp.	14,968	2,717
SK C&C Co. Ltd.	22,301	2,589
GS Holdings	52,436	2,501
Samsung Securities Co. Ltd.	61,294	2,484
Dongbu Insurance Co. Ltd.	49,603	2,464
KCC Corp.	5,330	2,411
Industrial Bank of Korea	203,330	2,350
Hyundai Wia Corp.	15,650	2,317
* Cheil Worldwide Inc.	87,640	2,266
LG Uplus Corp.	216,790	2,209
Hyundai Department Store Co. Ltd.	16,148	2,167
Daelim Industrial Co. Ltd.	28,020	2,150
Samsung Techwin Co. Ltd.	41,209	2,035
^ Samsung Engineering Co. Ltd.	30,275	1,995
DGB Financial Group Inc.	126,290	1,962
CJ CheilJedang Corp.	7,715	1,892
Hyundai Marine & Fire Insurance Co. Ltd.	61,600	1,784
Hanwha Corp.	53,110	1,780
Daewoo International Corp.	46,160	1,769
Korea Gas Corp.	27,385	1,719
^ Hyundai Mipo Dockyard	10,336	1,657
CJ Corp.	14,631	1,618
Hyosung Corp.	24,675	1,534
S-1 Corp.	21,223	1,530
Daewoo Securities Co. Ltd.	187,980	1,501
Korea Investment Holdings Co. Ltd.	40,660	1,492
Hanwha Life Insurance Co. Ltd.	220,030	1,486

Shinsegae Co. Ltd.			6,983	1,480
Kumho Petro chemical Co. Ltd.			17,907	1,462
Mando Corp.			12,920	1,455
Doosan Heavy Industries & Construction Co. Ltd.			42,920	1,455
Samsung Card Co. Ltd.			44,860	1,448
* Doosan Infracore Co. Ltd.			119,325	1,442
Yuhan Corp.			7,921	1,435
Hyundai Development Co-Engineering & Construction			63,530	1,434
Lotte Confectionery Co. Ltd.			822	1,424
AMOREPACIFIC Group			3,046	1,333
LS Corp.			17,063	1,330
*,^ Daewoo Engineering & Construction Co. Ltd.			202,990	1,299
Hanwha Chemical Corp.			69,870	1,295
^ Halla Visteon Climate Control Corp.			33,770	1,235
SK Networks Co. Ltd.			153,220	1,199
Doosan Corp.			8,909	1,128
*,^ CJ Korea Express Co. Ltd.			10,830	1,080
Daum Communications Corp.			13,827	1,028
^ GS Engineering & Construction Corp.			32,693	1,022
* Korean Air Lines Co. Ltd.			29,170	951
Lotte Chilsung Beverage Co. Ltd.			628	946
Woori Investment & Securities Co. Ltd.			109,720	928
LG Hausys Ltd.			6,237	908
* NHN Entertainment Corp.			12,529	898
*,^ Hyundai Merchant Marine Co. Ltd.			68,449	896
NongShim Co. Ltd.			3,474	888
Mirae Asset Securities Co. Ltd.			24,370	802
^ Samsung Fine Chemicals Co. Ltd.			18,299	692
^ KEPCO Engineering & Construction Co. Inc.			9,660	610
SKC Co. Ltd.			20,510	587
Hite Jinro Co. Ltd.			29,090	579
Hyundai Securities Co. Ltd.			107,270	571
* Hanjin Shipping Co. Ltd.			77,000	461
Dongkuk Steel Mill Co. Ltd.			34,380	388
Hyundai Hysco Co. Ltd.			7,988	299
Daishin Securities Co. Ltd.			34,800	246
Daishin Securities Co. Ltd. Prior Pfd.			24,940	128
* Pan Ocean Co. Ltd.			4,767	20
				578,192
Total Common Stocks (Cost $6,013,564)				5,123,570
	Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.3%)
[2,3] Vanguard Market Liquidity Fund	0.130%		67,023,353	67,023

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5,6]Freddie Mac Discount Notes	0.085%	3/3/14	3,000	3,000
Total Temporary Cash Investments (Cost $70,023)				70,023
Total Investments (101.2%) (Cost $6,083,587)				5,193,593
Other Assets and Liabilities-Net (-1.2%)[3]				(61,891)
Net Assets (100%)				5,131,702
* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $48,971,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $51,791,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $700,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $8,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Pacific Stock Index Fund

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,145	5,122,425	—
Temporary Cash Investments	67,023	3,000	—
Futures Contracts— Liabilities [1]	(68)	—	—
Forward Currency Contracts—Assets	—	136	—
Forward Currency Contracts—Liabilities	—	(52)	—
Total	68,100	5,125,509	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts

Pacific Stock Index Fund

are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Topix Index	March 2014	52	6,195	(402)
S&P ASX 200 Index	March 2014	32	3,590	(152)
				(554)

At January 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	3/18/14	JPY	536,718	USD	5,123	132
UBS AG	3/18/14	JPY	271,370	USD	2,661	(5)
UBS AG	3/25/14	AUD	2,582	USD	2,298	(46)
UBS AG	3/25/14	AUD	1,674	USD	1,456	4
Brown Brothers Harriman & Co.	3/18/14	USD	1,203	JPY	122,950	(1)
						84
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2014, the cost of investment securities for tax purposes was $6,097,937,000. Net unrealized depreciation of investment securities for tax purposes was $904,344,000, consisting of unrealized gains of $424,440,000 on securities that had risen in value since their purchase and $1,328,784,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Austria (0.4%)
Erste Group Bank AG	663,591	24,106
OMV AG	336,394	14,554
Voestalpine AG	258,593	11,586
IMMOFINANZ AG	2,402,024	11,273
Andritz AG	170,354	9,355
Telekom Austria AG	533,156	4,630
^ Raiffeisen Bank International AG	112,043	4,302
Vienna Insurance Group AG Wiener Versicherung Gruppe	86,122	4,060
Verbund AG	156,090	3,291
Strabag SE	35,893	1,069
		88,226
Belgium (1.7%)
Anheuser-Busch InBev NV	1,880,263	180,334
KBC Groep NV	648,784	38,301
Ageas	514,948	22,117
UCB SA	275,531	19,491
Solvay SA Class A	135,090	18,875
Groupe Bruxelles Lambert SA	182,995	16,530
Delhaize Group SA	240,747	15,455
Umicore SA	265,704	11,370
Colruyt SA	170,486	9,670
Belgacom SA	328,113	9,377
Telenet Group Holding NV	112,482	6,675
		348,195
Denmark (2.0%)
* Novo Nordisk A/S Class B	4,592,475	182,018
* Danske Bank A/S	1,851,012	41,806
AP Moeller - Maersk A/S Class B	3,193	35,555
Carlsberg A/S Class B	251,410	24,500
Novozymes A/S	543,669	23,436
Coloplast A/S Class B	235,364	17,671
TDC A/S	1,860,017	17,486
AP Moeller - Maersk A/S Class A	1,554	16,589
DSV A/S	419,960	13,476
Chr Hansen Holding A/S	203,971	7,882
^ FLSmidth & Co. A/S	118,938	6,333
Tryg A/S	61,970	5,915
* William Demant Holding A/S	50,776	4,667
H Lundbeck A/S	121,133	3,000
Rockwool International A/S Class B	13,838	2,509
		402,843
Finland (1.3%)
* Nokia Oyj	8,811,516	61,051
Sampo	1,108,005	51,406
^ Kone Oyj Class B	873,438	35,530
Fortum Oyj	1,048,797	22,535
Wartsila OYJ Abp	367,608	19,947
UPM-Kymmene Oyj	1,238,046	18,969

	Nokian Renkaat Oyj	313,070	13,206
	Stora Enso Oyj	1,381,904	12,912
	Metso Oyj	322,675	10,103
	Kesko Oyj Class B	157,739	5,818
^	Neste Oil Oyj	300,193	5,354
^,* Valmet Corp.		299,567	2,527
			259,358
France (14.2%)
	Total SA	4,792,495	273,672
	Sanofi	2,700,288	264,324
	BNP Paribas SA	2,304,039	177,885
	AXA SA	4,409,002	115,718
	Schneider Electric SA	1,286,958	103,771
	LVMH Moet Hennessy Louis Vuitton SA	582,978	103,720
	Societe Generale SA	1,680,656	95,034
	Air Liquide SA	733,097	91,970
	L'Oreal SA	550,089	90,324
	Airbus Group NV	1,231,819	87,309
	Danone	1,287,377	84,968
	Vivendi SA	2,995,621	80,347
	Vinci SA	1,133,969	74,085
	GDF Suez	3,069,477	67,671
	Orange SA	4,239,460	52,327
	Pernod Ricard SA	465,862	49,975
	Cie de St-Gobain	934,692	49,040
	Carrefour SA	1,409,163	48,429
	Cie Generale des Etablissements Michelin	440,890	46,451
	Essilor International SA	462,441	46,433
	Safran SA	617,399	43,918
	Kering	172,881	34,479
	Renault SA	395,113	34,392
	Publicis Groupe SA	368,513	32,660
	Legrand SA	615,730	32,647
*	Credit Agricole SA	2,355,646	31,676
	Lafarge SA	426,912	30,636
*	Alcatel-Lucent	6,354,914	25,679
	Cap Gemini SA	348,090	23,704
	Christian Dior SA	123,220	22,525
	SES SA	692,952	22,244
^	Sodexo	217,478	21,409
	Technip SA	251,151	21,392
	Electricite de France	604,763	20,540
	Valeo SA	180,028	20,101
	Accor SA	421,015	20,067
	Dassault Systemes	147,997	17,527
	Bouygues SA	420,725	16,050
	Zodiac Aerospace	88,763	15,633
	Veolia Environnement SA	986,457	15,486
	Thales SA	233,676	15,217
	Arkema SA	141,780	15,118
	AtoS	168,717	14,741
	Alstom SA	510,803	14,483
	Rexel SA	544,037	13,970
	Bureau Veritas SA	532,372	13,830
	Casino Guichard Perrachon SA	133,471	13,745
	Vallourec SA	270,442	13,478
	Natixis	2,282,508	13,425

	Edenred	463,195	12,934
	Groupe Eurotunnel SA	1,139,210	12,570
	Iliad SA	52,911	12,114
	STMicroelectronics NV	1,470,509	12,045
	Suez Environnement Co.	634,364	11,366
	SCOR SE	337,981	10,966
	Wendel SA	78,660	10,668
	Aeroports de Paris	91,525	10,329
	Klepierre	228,167	9,901
	Lagardere SCA	272,966	9,640
	Eutelsat Communications SA	304,208	9,228
^,* Peugeot SA		586,696	8,990
	CNP Assurances	377,060	7,384
	Societe BIC SA	60,875	7,009
	Bollore SA	12,937	6,969
	JCDecaux SA	156,728	6,684
	ICADE	75,011	6,575
	Hermes International	20,572	6,546
	Eurazeo SA	90,818	6,496
	Fonciere Des Regions	77,282	6,335
*	CGG SA	424,387	6,312
	Imerys SA	76,425	6,214
	Gecina SA	47,663	5,815
	Eiffage SA	92,432	5,367
	SEB SA	60,032	4,698
	Societe Television Francaise 1	239,150	4,416
*	Air France-KLM	376,553	4,321
	Remy Cointreau SA	53,863	4,017
	Euler Hermes SA	29,068	3,566
	BioMerieux	31,055	3,266
	Ipsen SA	57,251	2,402
^	Eramet	21,441	2,043
			2,871,411
Germany (13.8%)
	Bayer AG	1,950,963	256,861
^	Siemens AG	1,870,202	236,996
	BASF SE	2,177,876	233,041
	Daimler AG	2,252,890	188,606
	Allianz SE	1,074,159	179,213
	SAP AG	2,108,686	161,227
	Deutsche Telekom AG	7,230,522	116,743
	Deutsche Bank AG	2,400,586	116,110
	Volkswagen AG Prior Pfd.	340,163	86,210
	Bayerische Motoren Werke AG	764,866	83,280
	Linde AG	435,733	82,513
	E.ON SE	4,308,459	78,273
	Muenchener Rueckversicherungs AG	378,269	78,090
	Deutsche Post AG	2,241,314	77,522
	Adidas AG	492,422	55,015
	Continental AG	254,619	54,824
	Fresenius SE & Co. KGaA	308,099	48,040
	Henkel AG & Co. KGaA Prior Pfd.	407,501	44,160
	RWE AG	1,137,948	42,114
	Commerzbank AG	2,227,045	37,849
	Fresenius Medical Care AG & Co. KGaA	507,537	35,700
	Porsche Automobil Holding SE Prior Pfd.	359,004	35,129
	Deutsche Boerse AG	431,205	33,160

	Infineon Technologies AG	2,593,530	26,739
	Henkel AG & Co. KGaA	268,242	26,088
*	ThyssenKrupp AG	992,293	25,515
	HeidelbergCement AG	334,152	24,859
	Beiersdorf AG	239,703	23,715
	Merck KGaA	152,087	23,580
	Brenntag AG	120,120	20,702
	GEA Group AG	425,676	19,961
	Volkswagen AG	69,398	16,864
^	K&S AG	448,985	13,349
	Metro AG	319,899	13,189
*	Deutsche Lufthansa AG	550,503	13,100
	LANXESS AG	193,089	12,668
*	QIAGEN NV	577,611	12,650
	Hannover Rueck SE	148,486	11,776
*	OSRAM Licht AG	199,291	11,646
	United Internet AG	263,166	11,499
	Bilfinger SE	88,451	10,200
	MAN SE	81,612	9,937
	Hugo Boss AG	71,591	9,062
	Fuchs Petrolub SE Prior Pfd.	82,346	7,422
^	Celesio AG	219,534	7,254
	Kabel Deutschland Holding AG	53,884	7,078
	MTU Aero Engines AG	78,444	6,962
	Fraport AG Frankfurt Airport Services Worldwide	86,735	6,411
	Axel Springer SE	98,735	6,319
*	Evonik Industries AG	158,661	5,989
*	TUI AG	344,308	5,867
	Hochtief AG	66,714	5,314
	Software AG	138,340	5,137
*	Telefonica Deutschland Holding AG	631,971	5,034
	Salzgitter AG	101,696	4,497
	Suedzucker AG	175,970	4,387
^	Wacker Chemie AG	33,979	4,040
	Fielmann AG	28,819	3,216
	Fuchs Petrolub SE	38,246	2,964
*	Talanx AG	82,751	2,652
	Puma SE	6,137	1,743
	Deutsche Postbank AG	33,664	1,703
	Generali Deutschland Holding AG	8,264	1,258
			2,793,022
Greece (0.1%)
*	Hellenic Telecommunications Organization SA	312,875	4,547
*	Hellenic Telecommunications Organization SA ADR	592,410	4,271
	Hellenic Petroleum SA	154,551	1,500
			10,318
Ireland (0.3%)
*	Bank of Ireland	65,137,286	25,850
	Kerry Group plc Class A	343,051	23,080
*	Ryanair Holdings plc ADR	298,059	14,083
*	Ryanair Holdings plc	110,857	945
^,* Irish Bank Resolution Corp. Ltd.		2,503,596	—
			63,958
Italy (3.5%)
	Eni SPA	5,803,394	131,497
	UniCredit SPA	10,489,113	78,687

	Intesa Sanpaolo SPA (Registered)	25,946,570	70,159
	Enel SPA	15,252,490	69,590
	Assicurazioni Generali SPA	2,968,779	64,197
	Telecom Italia SPA (Registered)	24,620,371	27,354
	Snam SPA	4,892,088	26,833
	Tenaris SA	1,135,945	25,364
	Luxottica Group SPA	408,439	21,718
	Atlantia SPA	934,711	21,296
*	Fiat SPA	2,018,690	20,119
	Terna Rete Elettrica Nazionale SPA	3,354,021	16,289
	Unione di Banche Italiane SCPA	2,005,889	14,612
	Saipem SPA	591,442	13,872
	Pirelli & C. SPA	784,987	12,652
	Prysmian SPA	515,543	12,606
	Telecom Italia SPA (Bearer)	14,867,775	12,523
*	Mediobanca SPA	1,131,206	10,370
	Exor SPA	237,914	9,328
	Enel Green Power SPA	3,654,144	9,223
*	Finmeccanica SPA	913,266	8,023
*	Mediaset SPA	1,531,981	7,799
^,* Banco Popolare SC		4,186,953	7,174
	Davide Campari-Milano SPA	704,925	5,628
	Mediolanum SPA	585,648	5,042
	Gtech SPA	146,330	4,454
^,* Banca Monte dei Paschi di Siena SPA		14,637,692	3,332
	Buzzi Unicem SPA	158,590	2,894
	Parmalat SPA	751,067	2,500
			715,135
Netherlands (4.5%)
	Unilever NV	3,704,814	138,223
*	ING Groep NV	9,092,070	120,406
	Koninklijke Philips NV	2,213,844	77,024
	ASML Holding NV	787,395	67,100
	Unibail-Rodamco SE	228,651	55,030
	Heineken NV	673,872	41,086
	Akzo Nobel NV	558,534	40,079
	Aegon NV	4,526,479	39,441
	ArcelorMittal	2,355,710	39,053
	Reed Elsevier NV	1,593,370	32,829
	Koninklijke DSM NV	424,342	28,053
	Koninklijke Ahold NV	1,639,481	27,334
*	Koninklijke KPN NV	7,279,231	27,155
*	CNH Industrial NV	2,143,603	22,531
	Gemalto NV	183,366	20,611
	Wolters Kluwer NV	723,739	19,939
	Randstad Holding NV	260,764	16,553
	Ziggo NV	338,735	14,715
	Heineken Holding NV	240,261	13,845
	Fugro NV	188,287	9,848
	TNT Express NV	1,107,108	9,740
*	OCI	193,735	8,984
	Koninklijke Vopak NV	156,105	8,579
	Koninklijke Boskalis Westminster NV	177,495	8,515
*	SBM Offshore NV	409,786	7,887
	Corio NV	157,578	6,698
			901,258

Norway (1.2%)
	Statoil ASA	2,262,845	53,713
	DNB ASA	2,523,856	42,689
	Seadrill Ltd.	839,731	30,151
	Telenor ASA	1,426,338	29,637
	Yara International ASA	378,544	15,672
	Norsk Hydro ASA	3,119,467	14,146
	Orkla ASA	1,797,459	13,975
	Subsea 7 SA	658,525	11,325
	Schibsted ASA	189,940	11,118
	Gjensidige Forsikring ASA	398,908	7,648
	Aker Solutions ASA	341,143	5,220
			235,294
Portugal (0.3%)
	EDP - Energias de Portugal SA	4,037,562	15,171
	Galp Energia SGPS SA	679,830	10,516
	Jeronimo Martins SGPS SA	555,615	9,496
*	Banco Espirito Santo SA	4,996,372	7,606
^	Portugal Telecom SGPS SA	1,271,524	5,597
	EDP Renovaveis SA	451,615	2,602
			50,988
Spain (5.1%)
*	Banco Santander SA	26,585,639	229,505
	Banco Bilbao Vizcaya Argentaria SA	13,637,186	162,923
	Telefonica SA	9,363,713	144,288
	Inditex SA	500,669	74,686
	Iberdrola SA	11,289,280	69,586
	Repsol SA	2,072,383	48,522
	Amadeus IT Holding SA	921,183	36,428
	Abertis Infraestructuras SA	1,144,396	25,560
*	CaixaBank SA	4,004,027	24,567
	Banco de Sabadell SA	8,222,509	24,287
	Grifols SA	384,017	19,900
*	Banco Popular Espanol SA	2,877,955	19,777
	Ferrovial SA	979,302	18,807
	Red Electrica Corp. SA	263,873	18,458
	Gas Natural SDG SA	744,751	18,416
*	ACS Actividades de Construccion y Servicios SA	407,749	14,327
	Enagas SA	498,297	13,629
	Distribuidora Internacional de Alimentacion SA	1,428,516	11,748
	Bankinter SA	1,529,268	11,438
	Mapfre SA	2,397,577	9,893
^	Zardoya Otis SA	378,508	6,359
	Endesa SA	199,827	5,873
*	Mediaset Espana Comunicacion SA	412,422	5,081
^	Acciona SA	67,178	4,456
	Corp Financiera Alba SA	44,382	2,538
^,* Acerinox SA		192,131	2,495
*	Banco Popular Espanol SA Rights Exp. 02/14/2014	367,904	20
			1,023,567
Sweden (4.8%)
	Nordea Bank AB	7,481,942	99,891
	Hennes & Mauritz AB Class B	2,238,309	96,425
	Telefonaktiebolaget LM Ericsson Class B	7,031,575	86,323
	Swedbank AB Class A	2,455,181	64,019
	Svenska Handelsbanken AB Class A	1,131,933	53,670

Volvo AB Class B	3,591,475	47,500
Skandinaviska Enskilda Banken AB Class A	3,415,308	43,987
Atlas Copco AB Class A	1,452,669	39,320
Svenska Cellulosa AB SCA Class B	1,365,110	38,828
TeliaSonera AB	5,096,621	37,820
Assa Abloy AB Class B	738,436	36,799
Sandvik AB	2,543,218	35,629
Investor AB Class B	1,063,169	34,391
SKF AB	980,888	25,958
Atlas Copco AB Class B	919,941	22,979
Investment AB Kinnevik	491,224	19,260
Hexagon AB Class B	590,680	18,745
Alfa Laval AB	737,654	17,881
Skanska AB Class B	883,522	17,381
Scania AB Class B	737,116	15,078
Getinge AB	434,057	14,901
Swedish Match AB	478,363	14,011
Elekta AB Class B	825,668	12,029
Electrolux AB Class B	519,952	11,022
Boliden AB	635,889	9,655
Industrivarden AB Class A	453,861	8,744
* Lundin Petroleum AB	465,584	8,035
* Tele2 AB	723,913	7,972
Securitas AB Class B	703,431	7,302
Modern Times Group AB Class B	125,215	5,647
Husqvarna AB	967,027	5,601
Industrivarden AB	269,403	4,875
Ratos AB	506,590	4,671
Holmen AB	115,834	4,001
^ SSAB AB Class A	454,158	3,618
^ SSAB AB Class B	185,813	1,313
		975,281
Switzerland (13.7%)
Nestle SA	7,608,056	551,634
Roche Holding AG	1,657,597	455,514
Novartis AG	5,489,950	434,165
UBS AG	8,319,088	164,716
ABB Ltd.	5,453,100	135,645
Credit Suisse Group AG	3,697,602	111,405
* Cie Financiere Richemont SA	1,174,131	108,645
Zurich Insurance Group AG	347,343	100,710
Syngenta AG	219,706	77,850
Swiss Re AG	872,502	75,344
Swatch Group AG (Bearer)	73,836	43,892
Holcim Ltd.	523,951	38,104
Transocean Ltd.	809,629	35,204
Givaudan SA	21,603	31,933
Swisscom AG	54,759	30,092
SGS SA	12,523	28,331
Julius Baer Group Ltd.	526,494	25,537
Geberit AG	87,945	25,463
Adecco SA	301,600	23,702
Actelion Ltd.	248,837	23,340
Sonova Holding AG	156,620	21,506
Schindler Holding AG	112,053	16,237
Sika AG	4,907	16,160
Aryzta AG	204,358	16,071

Kuehne & Nagel International AG	119,992	15,934
Swiss Life Holding AG	71,517	15,409
Lindt & Spruengli AG (Regular)	245	13,129
Baloise Holding AG	109,765	13,116
Lonza Group AG	122,482	12,272
Clariant AG	633,970	11,966
Swatch Group AG (Registered)	114,958	11,773
Swiss Prime Site AG	132,566	10,299
Partners Group Holding AG	40,606	9,608
Lindt & Spruengli AG	2,073	9,306
Sulzer AG	53,414	8,055
PSP Swiss Property AG	90,674	7,802
Schindler Holding AG (Registered)	51,365	7,543
GAM Holding AG	434,145	7,292
EMS-Chemie Holding AG	17,106	5,874
Barry Callebaut AG	4,481	5,305
Pargesa Holding SA	63,554	5,109
DKSH Holding AG	59,671	4,053
Banque Cantonale Vaudoise	6,684	3,629
		2,768,674
United Kingdom (32.7%)
HSBC Holdings plc	44,422,735	457,038
Vodafone Group plc	114,906,481	427,008
BP plc	43,980,416	344,645
GlaxoSmithKline plc	11,469,981	295,320
Royal Dutch Shell plc Class A	7,108,505	245,535
Royal Dutch Shell plc Class B	5,852,744	213,686
British American Tobacco plc	4,458,075	213,461
AstraZeneca plc	2,943,037	186,843
Diageo plc	5,942,238	177,298
Barclays plc	37,898,965	169,424
Rio Tinto plc	2,938,518	156,509
* Lloyds Banking Group plc	114,010,279	155,889
BHP Billiton plc	4,982,870	147,110
BG Group plc	8,016,587	134,527
Prudential plc	6,011,239	121,130
Glencore Xstrata plc	22,647,811	119,920
BT Group plc	18,562,727	116,995
National Grid plc	8,781,210	113,918
Reckitt Benckiser Group plc	1,518,630	113,765
Unilever plc	2,846,301	109,430
SABMiller plc	2,225,601	100,188
Tesco plc	18,941,390	99,684
Standard Chartered plc	4,660,860	94,940
Rolls-Royce Holdings plc	4,412,687	86,008
Imperial Tobacco Group plc	2,298,541	83,946
Anglo American plc London Shares	3,082,757	72,703
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,993,089	68,872
WPP plc	3,138,588	65,778
Shire plc	1,302,139	65,079
Compass Group plc	4,237,104	63,347
Centrica plc	12,145,982	62,121
BAE Systems plc	7,613,403	53,632
Aviva plc	6,941,738	50,732
ARM Holdings plc	3,292,749	50,532
Legal & General Group plc	13,753,974	48,589
SSE plc	2,261,013	48,541

Experian plc	2,381,080	40,690
Reed Elsevier plc	2,784,121	40,569
Associated British Foods plc	818,512	36,508
Next plc	350,222	36,056
Pearson plc	1,934,385	35,321
Wolseley plc	627,369	33,806
Kingfisher plc	5,565,259	33,770
Standard Life plc	5,548,630	33,300
British Sky Broadcasting Group plc	2,290,025	32,948
Old Mutual plc	11,457,136	32,413
Land Securities Group plc	1,844,530	31,165
Smith & Nephew plc	2,108,481	30,344
Marks & Spencer Group plc	3,780,275	29,229
CRH plc (XDUB)	1,135,535	29,130
ITV plc	8,812,164	28,451
* Royal Bank of Scotland Group plc	4,989,629	27,827
Tullow Oil plc	2,115,223	27,456
Whitbread plc	431,101	26,553
Johnson Matthey plc	489,292	25,970
British Land Co. plc	2,368,638	25,519
Capita plc	1,567,623	25,312
Burberry Group plc	1,056,558	25,115
GKN plc	3,842,614	24,867
Smiths Group plc	922,379	21,775
WM Morrison Supermarkets plc	5,231,119	20,610
InterContinental Hotels Group plc	605,238	19,579
J Sainsbury plc	3,372,232	19,144
Babcock International Group plc	834,770	19,068
United Utilities Group plc	1,615,478	19,029
Bunzl plc	801,507	18,273
Resolution Ltd.	3,170,087	18,146
IMI plc	732,019	17,986
* Sage Group plc	2,654,096	17,793
Carnival plc	430,530	17,677
Intertek Group plc	375,329	17,457
Weir Group plc	497,377	17,104
Meggitt plc	1,911,586	16,183
Severn Trent plc	569,816	16,174
* International Consolidated Airlines Group SA (London Shares)	2,334,556	15,977
Rexam plc	1,897,680	15,366
CRH plc (XLON)	592,433	15,266
Randgold Resources Ltd.	220,851	15,241
Melrose Industries plc	2,986,089	15,173
Aggreko plc	589,229	14,973
Hammerson plc	1,685,934	14,542
G4S plc	3,676,632	14,423
3i Group plc	2,330,505	14,299
Aberdeen Asset Management plc	2,225,106	14,264
RSA Insurance Group plc	8,531,355	13,600
easyJet plc	502,025	13,552
Tate & Lyle plc	1,087,324	13,530
Cobham plc	2,657,780	12,826
Drax Group plc	959,185	12,804
London Stock Exchange Group plc	415,393	12,554
Croda International plc	314,136	12,436
Hargreaves Lansdown plc	506,550	12,357
AMEC plc	723,840	12,245

	Coca-Cola HBC AG			455,005	12,055
	Informa plc			1,401,185	11,893
	Petrofac Ltd.			618,132	11,715
	Antofagasta plc			830,834	11,604
	Inmarsat plc			993,812	11,446
	William Hill plc			2,025,375	11,058
	Admiral Group plc			455,236	10,803
	Schroders plc (Voting Shares)			262,437	10,628
	Segro plc			1,776,579	9,834
	Daily Mail & General Trust plc			606,522	9,578
	John Wood Group plc			847,490	8,943
	ICAP plc			1,354,625	8,601
	Serco Group plc			1,173,909	8,445
	Rentokil Initial plc			4,182,472	8,277
	Intu Properties plc			1,562,617	8,100
	TUI Travel plc			1,151,178	8,043
	Investec plc			1,234,371	7,944
	Ladbrokes plc			2,296,895	5,641
	Man Group plc			3,819,428	5,120
*	Lonmin plc			1,015,142	5,115
	Fresnillo plc			382,425	4,837
	Polymetal International plc			509,099	4,827
	Polyus Gold International Ltd.			1,572,633	4,802
*	Cairn Energy plc			1,345,805	4,767
	Ashmore Group plc			891,850	4,754
^	Vedanta Resources plc			287,161	3,805
	Schroders plc			112,228	3,524
^	Kazakhmys plc			694,297	2,030
*	Evraz plc			1,288,299	1,808
	Ferrexpo plc			391,659	976
	African Barrick Gold plc			232,052	838
*	Essar Energy plc			777,750	737
					6,610,436
	Total Common Stocks (Cost $20,841,999)				20,117,964
		Coupon
	Temporary Cash Investments (1.0%)[1]
	Money Market Fund (1.0%)
	[2,3] Vanguard Market Liquidity Fund	0.130%		196,892,000	196,892

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
	[4,5] Federal Home Loan Bank Discount Notes	0.090%	2/21/14	3,800	3,799
4	Federal Home Loan Bank Discount Notes	0.120%	5/23/14	800	800
	[5,6] Freddie Mac Discount Notes	0.070%	3/31/14	700	700
5	United States Treasury Note/Bond	1.750%	3/31/14	300	301
					5,600
	Total Temporary Cash Investments (Cost $202,493)				202,492
	Total Investments (100.6%) (Cost $21,044,492)				20,320,456
	Other Assets and Liabilities-Net (-0.6%)[3]				(123,876)
	Net Assets (100%)				20,196,580
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $162,995,000.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $173,541,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,801,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

European Stock Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,355	20,099,609	—
Temporary Cash Investments	196,892	5,600	—
Futures Contracts—Liabilities [1]	(97)	—	—
Forward Currency Contracts—Assets	—	148	—
Forward Currency Contracts—Liabilities	—	(328)	—
Total	215,150	20,105,029	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

European Stock Index Fund

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2014	488	19,861	(153)
FTSE 100 Index	March 2014	161	17,089	(167)
				(320)

Unrealized appreciation (depreciation) on open futures contracts are required to be treated as realized gain (loss) for tax purposes.

At January 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	3/26/14	EUR	14,075	USD	19,311	(328)
UBS AG	3/26/14	GBP	10,221	USD	16,648	148
						(180)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

E. At January 31, 2014, the cost of investment securities for tax purposes was $21,053,037,000. Net unrealized depreciation of investment securities for tax purposes was $732,581,000, consisting of unrealized gains of $1,638,274,000 on securities that had risen in value since their purchase and $2,370,855,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Brazil (12.6%)
AMBEV SA	53,041,690	351,977
Itau Unibanco Holding SA ADR	23,993,509	293,681
Itau Unibanco Holding SA Prior Pfd.	21,758,980	271,283
Petroleo Brasileiro SA Prior Pfd.	44,782,486	270,705
Petroleo Brasileiro SA	45,842,497	258,543
Vale SA Class B Pfd. ADR	19,024,340	233,619
Vale SA Prior Pfd.	17,859,186	220,931
BRF SA	12,278,164	219,997
AMBEV SA ADR	33,320,061	217,913
Banco Bradesco SA ADR	20,071,320	211,351
Petroleo Brasileiro SA ADR	17,118,021	203,704
Banco Bradesco SA Prior Pfd.	18,300,186	197,627
Itausa - Investimentos Itau SA Prior Pfd.	53,224,256	184,696
Cielo SA	6,967,230	184,537
Vale SA Class B ADR	12,260,109	166,737
Vale SA	12,005,512	163,144
Ultrapar Participacoes SA	7,099,795	156,391
BM&FBovespa SA	35,131,749	138,615
Banco do Brasil SA	15,808,885	135,983
Petroleo Brasileiro SA ADR Series A	10,956,933	122,827
Banco Bradesco SA	9,354,219	111,028
BB Seguridade Participacoes SA	11,377,178	106,880
CCR SA	16,412,895	105,283
Telefonica Brasil SA Prior Pfd.	3,711,232	70,211
Gerdau SA Prior Pfd.	9,135,462	64,546
BRF SA ADR	3,639,990	64,355
Souza Cruz SA	7,349,279	64,329
Itau Unibanco Holding SA	5,011,863	57,052
Tractebel Energia SA	3,971,301	56,762
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	1,444,016	55,599
Lojas Renner SA	2,349,272	53,773
Natura Cosmeticos SA	3,237,139	52,436
Embraer SA	6,851,882	51,933
Lojas Americanas SA Prior Pfd.	8,152,357	49,500
Grupo BTG Pactual	4,739,743	49,317
BR Malls Participacoes SA	7,768,699	48,736
Cia Energetica de Minas Gerais Prior Pfd.	8,444,689	48,596
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,229,830	47,066
JBS SA	13,427,506	46,825
Metalurgica Gerdau SA Prior Pfd. Class A	5,250,391	46,506
Klabin SA Prior Pfd.	9,093,830	46,395
Gerdau SA ADR	6,504,889	45,859
Tim Participacoes SA	8,718,042	45,608
WEG SA	3,971,958	44,979
* Fibria Celulose SA	3,954,540	44,031
Embraer SA ADR	1,415,657	43,447
Hypermarcas SA	6,683,690	42,005
Banco Santander Brasil SA ADR	8,723,332	39,866
Banco Santander Brasil SA	8,499,992	39,660

	Bradespar SA Prior Pfd.	4,299,463	39,544
^	Cia Energetica de Minas Gerais ADR	6,842,044	39,479
	CETIP SA - Mercados Organizados	3,992,144	38,204
^	Cia Siderurgica Nacional SA ADR	8,171,275	37,833
*	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	7,508,478	36,920
^	Telefonica Brasil SA ADR	1,784,019	33,896
	CPFL Energia SA	4,441,502	33,410
	Tim Participacoes SA ADR	1,247,788	32,480
	Cia Energetica de Sao Paulo Prior Pfd.	3,369,386	32,230
	Localiza Rent a Car SA	2,535,523	32,023
	Cosan SA Industria e Comercio	2,132,501	31,757
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,205,798	30,707
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,274,111	29,893
	Raia Drogasil SA	4,642,825	27,866
	M Dias Branco SA	805,017	27,462
	Cia Hering	2,371,833	26,328
	Multiplan Empreendimentos Imobiliarios SA	1,430,639	25,792
	Cia de Saneamento Basico do Estado de Sao Paulo	2,755,186	25,370
	BR Properties SA	3,375,350	23,794
	Duratex SA	4,838,469	23,695
	ALL - America Latina Logistica SA	8,674,066	23,594
	Totvs SA	1,786,229	23,373
	Cia Siderurgica Nacional SA	5,027,948	23,186
	Porto Seguro SA	1,842,248	21,520
	MRV Engenharia e Participacoes SA	5,750,966	19,578
	Oi SA Prior Pfd.	11,091,005	19,062
*	PDG Realty SA Empreendimentos e Participacoes	26,810,595	18,483
	EDP - Energias do Brasil SA	4,494,921	17,943
^	Cia Paranaense de Energia ADR	1,475,600	16,910
	Sul America SA	2,849,555	15,650
	Gerdau SA	2,482,476	14,508
	AES Tiete SA Prior Pfd.	1,802,696	14,101
	Lojas Americanas SA	2,586,353	13,383
	EcoRodovias Infraestrutura e Logistica SA	2,442,899	12,426
	Centrais Eletricas Brasileiras SA	5,397,752	11,646
	Centrais Eletricas Brasileiras SA Prior Pfd.	2,821,151	10,969
*	Braskem SA Prior Pfd.	1,397,378	10,729
*	Braskem SA ADR	695,070	10,530
*	Usinas Siderurgicas de Minas Gerais SA	2,246,944	10,467
	Multiplus SA	918,635	9,865
^	Oi SA ADR	5,667,840	9,692
	Cia Energetica de Minas Gerais	1,585,227	9,111
	Light SA	1,115,553	8,829
	AES Tiete SA	961,650	6,939
	CPFL Energia SA ADR	467,320	6,888
	Guararapes Confeccoes SA	162,220	6,246
	Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	575,428	5,808
	Cia de Gas de Sao Paulo Prior Pfd. Class A	269,021	5,786
	Oi SA	2,689,615	5,106
^	Centrais Eletricas Brasileiras SA ADR Prior Pfd.	1,293,047	5,095
	Arteris SA	738,083	5,071
	Eneva SA	3,425,974	4,519
*,^ Fibria Celulose SA ADR		269,506	3,010
*	MMX Mineracao e Metalicos SA	1,341,093	2,055
	Cia Paranaense de Energia Prior Pfd.	148,540	1,705
	Centrais Eletricas Brasileiras SA ADR	595,104	1,262

Oi SA ADR	625,137	1,175
		6,881,747
Chile (1.8%)
Empresas COPEC SA	7,070,940	82,665
Banco de Chile	645,956,695	79,445
SACI Falabella	8,920,307	69,831
Latam Airlines Group	4,865,790	67,478
Cencosud SA	20,721,095	58,624
Empresas CMPC SA	27,332,688	57,774
Enersis SA ADR	3,834,011	50,877
Empresa Nacional de Electricidad SA ADR	1,195,005	46,103
Banco de Credito e Inversiones	833,236	44,626
Enersis SA	163,962,717	43,327
Aguas Andinas SA Class A	55,959,759	35,768
Empresa Nacional de Electricidad SA	26,717,495	34,483
Corpbanca SA	3,056,187,106	33,609
Colbun SA	139,361,902	30,576
Cia Cervecerias Unidas SA	2,861,158	30,479
Banco Santander Chile ADR	1,466,991	28,577
Banco Santander Chile	544,089,640	27,341
Sociedad Matriz Banco de Chile Class B	89,217,775	27,307
Sociedad Quimica y Minera de Chile SA ADR	1,054,927	26,278
ENTEL Chile SA	2,125,070	25,572
AES Gener SA	45,666,534	22,601
CAP SA	1,407,317	20,560
Embotelladora Andina SA Prior Pfd.	4,479,904	16,679
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	663,282	16,642
Latam Airlines Group SA	739,267	10,814
^ Latam Airlines Group SA ADR	605,451	8,416
		996,452
China (22.0%)
Tencent Holdings Ltd.	16,803,672	1,159,916
China Mobile Ltd.	95,483,567	910,922
China Construction Bank Corp.	1,322,343,913	908,732
Industrial & Commercial Bank of China Ltd.	1,320,916,003	809,664
Bank of China Ltd.	1,377,989,177	578,084
CNOOC Ltd.	294,832,252	455,870
PetroChina Co. Ltd.	385,667,479	370,009
China Life Insurance Co. Ltd.	135,692,470	369,516
China Petroleum & Chemical Corp.	465,809,372	366,579
Ping An Insurance Group Co. of China Ltd.	34,998,488	279,161
China Overseas Land & Investment Ltd.	75,145,276	201,239
Agricultural Bank of China Ltd.	420,547,065	181,708
China Shenhua Energy Co. Ltd.	61,456,925	156,961
China Merchants Bank Co. Ltd.	84,532,405	147,247
Lenovo Group Ltd.	112,006,109	144,337
China Pacific Insurance Group Co. Ltd.	39,920,994	142,950
Hengan International Group Co. Ltd.	13,227,400	141,458
China Telecom Corp. Ltd.	298,815,683	138,011
China Unicom Hong Kong Ltd.	82,780,248	107,974
Belle International Holdings Ltd.	93,939,500	99,965
Bank of Communications Co. Ltd.	149,552,345	96,045
^ China Minsheng Banking Corp. Ltd.	91,336,368	88,959
China Oilfield Services Ltd.	33,275,800	87,843
Great Wall Motor Co. Ltd.	18,774,500	87,435
Kunlun Energy Co. Ltd.	52,465,230	86,432

	ENN Energy Holdings Ltd.	13,328,400	86,182
	China Resources Power Holdings Co. Ltd.	35,573,048	83,822
^	Anhui Conch Cement Co. Ltd.	21,736,452	83,073
	China Resources Land Ltd.	34,863,200	82,197
	Beijing Enterprises Holdings Ltd.	9,590,000	81,563
	Dongfeng Motor Group Co. Ltd.	54,150,744	79,060
	Brilliance China Automotive Holdings Ltd.	51,034,700	77,758
	PICC Property & Casualty Co. Ltd.	55,386,601	73,727
	China Merchants Holdings International Co. Ltd.	21,492,610	73,180
	China CITIC Bank Corp. Ltd.	136,975,719	65,376
	China Resources Enterprise Ltd.	21,860,860	65,105
	China Communications Construction Co. Ltd.	82,124,504	59,421
*,^ GCL-Poly Energy Holdings Ltd.		162,660,000	55,400
	China Longyuan Power Group Corp.	45,159,800	53,786
*,^ Byd Co. Ltd.		11,196,755	52,869
	China National Building Material Co. Ltd.	54,656,960	52,208
	China State Construction International Holdings Ltd.	28,362,872	51,569
	Huaneng Power International Inc.	55,636,978	51,335
	Shimao Property Holdings Ltd.	22,427,957	48,965
	Sinopharm Group Co. Ltd.	17,447,700	48,614
	Tsingtao Brewery Co. Ltd.	6,194,000	44,993
	Jiangxi Copper Co. Ltd.	24,759,898	44,451
	China Vanke Co. Ltd. Class B	26,603,441	43,746
	Country Garden Holdings Co. Ltd.	77,088,662	42,096
	Guangzhou Automobile Group Co. Ltd.	42,082,584	41,277
	Haier Electronics Group Co. Ltd.	13,713,000	40,181
*	China Cinda Asset Management Co. Ltd.	62,038,000	40,113
	Shandong Weigao Group Medical Polymer Co. Ltd.	33,257,800	38,649
	Shenzhou International Group Holdings Ltd.	11,277,065	38,624
*	New China Life Insurance Co. Ltd.	12,949,453	37,915
	China Gas Holdings Ltd.	27,123,900	37,899
	Guangdong Investment Ltd.	40,560,080	37,858
	GOME Electrical Appliances Holding Ltd.	218,917,805	37,817
^	China Coal Energy Co. Ltd.	76,444,800	37,815
	COSCO Pacific Ltd.	29,629,788	37,596
	China Resources Gas Group Ltd.	11,958,100	36,898
^	Evergrande Real Estate Group Ltd.	91,375,785	36,645
	Sino-Ocean Land Holdings Ltd.	66,378,802	35,639
	CITIC Securities Co. Ltd.	15,466,700	35,055
	Haitong Securities Co. Ltd.	23,867,600	34,517
	Inner Mongolia Yitai Coal Co. Ltd. Class B	22,238,193	34,456
	Weichai Power Co. Ltd.	9,135,820	34,246
	Geely Automobile Holdings Ltd.	82,787,300	33,644
	Longfor Properties Co. Ltd.	23,782,080	32,989
	China Railway Group Ltd.	71,657,408	31,606
	China Railway Construction Corp. Ltd.	36,213,765	30,069
	Jiangsu Expressway Co. Ltd.	23,632,139	29,895
	Zhuzhou CSR Times Electric Co. Ltd.	9,350,000	29,070
	Chongqing Changan Automobile Co. Ltd. Class B	15,967,211	28,794
	Shanghai Industrial Holdings Ltd.	8,571,445	28,579
^	CITIC Pacific Ltd.	22,530,674	28,179
2	People's Insurance Co. Group of China Ltd.	65,657,000	28,151
2	Sinopec Engineering Group Co. Ltd.	21,648,272	27,668
^	Yanzhou Coal Mining Co. Ltd.	36,745,320	27,578
	Kingboard Chemical Holdings Ltd.	12,119,171	27,246
*,^ Aluminum Corp. of China Ltd.		74,573,220	26,598
	China International Marine Containers Group Co. Ltd.	10,944,598	25,333

* China Taiping Insurance Holdings Co. Ltd.	14,546,107	25,202
^ Zijin Mining Group Co. Ltd.	116,367,680	25,187
Shanghai Pharmaceuticals Holding Co. Ltd.	10,210,700	25,123
CSR Corp. Ltd.	33,355,377	24,358
Fosun International Ltd.	22,659,737	24,231
Nine Dragons Paper Holdings Ltd.	28,142,000	24,221
China Communications Services Corp. Ltd.	44,765,973	24,066
China Resources Cement Holdings Ltd.	34,706,686	23,761
*,^ China Huishan Dairy Holdings Co. Ltd.	71,414,672	23,672
Guangzhou R&F Properties Co. Ltd.	17,775,700	23,505
ANTA Sports Products Ltd.	15,619,000	22,743
SOHO China Ltd.	28,253,506	22,388
Agile Property Holdings Ltd.	24,114,345	22,202
Far East Horizon Ltd.	30,677,010	22,076
Chongqing Rural Commercial Bank	52,049,461	21,990
China Everbright Ltd.	16,058,010	21,793
*,^ ZTE Corp.	10,448,528	21,361
Datang International Power Generation Co. Ltd.	53,326,568	21,295
Zhejiang Expressway Co. Ltd.	23,640,704	21,255
^ Zoomlion Heavy Industry Science and Technology Co. Ltd.	26,148,379	21,086
Beijing Capital International Airport Co. Ltd.	27,520,564	20,972
*,^ China COSCO Holdings Co. Ltd.	48,191,000	20,119
Shenzhen International Holdings Ltd.	155,710,000	20,062
Air China Ltd.	29,980,748	19,346
Franshion Properties China Ltd.	60,024,094	19,276
Sinopec Shanghai Petrochemical Co. Ltd.	67,084,788	19,025
China BlueChemical Ltd.	34,367,405	19,012
BBMG Corp.	23,311,500	18,088
Greentown China Holdings Ltd.	12,538,500	17,827
Shanghai Electric Group Co. Ltd.	55,949,756	17,801
Lee & Man Paper Manufacturing Ltd.	25,992,000	17,551
Travelsky Technology Ltd.	16,707,000	17,543
Yuexiu Property Co. Ltd.	84,157,300	17,178
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	10,362,266	16,888
*,^ China Shipping Container Lines Co. Ltd.	70,245,618	16,444
China Agri-Industries Holdings Ltd.	36,818,961	16,348
^ Golden Eagle Retail Group Ltd.	11,944,000	16,324
*,^ Li Ning Co. Ltd.	20,171,500	16,004
*,2 China Galaxy Securities Co. Ltd.	22,064,000	15,739
^ Zhongsheng Group Holdings Ltd.	10,512,500	15,535
Poly Property Group Co. Ltd.	32,086,900	15,366
Sinotrans Ltd.	36,086,000	15,025
*,^ China Yurun Food Group Ltd.	25,310,149	14,850
*,^ China Shipping Development Co. Ltd.	22,408,021	13,319
*,^ Angang Steel Co. Ltd.	20,588,374	12,943
* Huishang Bank Corp. Ltd.	26,849,380	12,418
Shenzhen Investment Ltd.	33,210,000	11,790
CSG Holding Co. Ltd. Class B	14,865,164	11,749
Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,592,066	11,723
^ China Dongxiang Group Co.	58,591,000	11,404
China Molybdenum Co. Ltd.	27,095,000	11,309
KWG Property Holding Ltd.	21,655,000	11,284
^ China Southern Airlines Co. Ltd.	31,990,000	10,969
Huadian Power International Corp. Ltd.	26,250,000	10,891
Weifu High-Technology Group Co. Ltd. Class B	3,047,253	10,513
Wumart Stores Inc.	8,158,000	10,398
*,^ Hopson Development Holdings Ltd.	11,270,000	10,396

^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,108,000	10,103
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	4,293,029	9,718
^	Xinjiang Goldwind Science & Technology Co. Ltd.	9,045,000	9,598
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	4,600,075	9,191
^	Guangzhou Shipyard International Co. Ltd.	4,292,000	9,147
	Guangshen Railway Co. Ltd.	21,118,000	9,083
*,^ Renhe Commercial Holdings Co. Ltd.		182,642,000	9,055
^	Zhaojin Mining Industry Co. Ltd.	14,410,000	8,602
*,^ Sinopec Yizheng Chemical Fibre Co. Ltd.		44,742,000	8,190
^	Bosideng International Holdings Ltd.	44,214,000	7,974
	Guangdong Electric Power Development Co. Ltd. Class B	13,330,537	7,864
*,^ Maanshan Iron & Steel		32,260,000	7,761
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	8,446,215	7,727
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	18,121,057	7,593
*,^ China Eastern Airlines Corp. Ltd.		22,528,000	7,581
	Dazhong Transportation Group Co. Ltd. Class B	11,357,506	7,519
*	BOE Technology Group Co. Ltd. Class B	28,217,600	7,030
^	Dongfang Electric Corp. Ltd.	5,025,030	6,915
*,^ Metallurgical Corp. of China Ltd.		39,238,937	6,875
	Harbin Electric Co. Ltd.	12,144,000	6,696
	China Merchants Property Development Co. Ltd. Class B	2,583,180	6,594
	Shenzhen Expressway Co. Ltd.	14,818,000	6,543
^	Sinotruk Hong Kong Ltd.	12,327,500	6,323
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,790,169	6,167
	Jiangling Motors Corp. Ltd. Class B	1,720,246	6,163
*	CITIC Resources Holdings Ltd.	50,156,000	6,142
*,^ China Zhongwang Holdings Ltd.		20,285,686	6,038
	Shandong Chenming Paper Holdings Ltd. Class B	12,036,985	5,832
	Anhui Expressway Co. Ltd.	10,678,000	5,472
	Kingboard Laminates Holdings Ltd.	14,067,000	5,241
	Sichuan Expressway Co. Ltd.	18,632,000	5,120
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,272,024	5,088
	Shanghai Friendship Group Inc. Co. Class B	3,823,241	5,020
^	Lianhua Supermarket Holdings Co. Ltd.	8,211,000	4,799
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,595,918	4,662
*	Shanghai Haixin Group Co. Class B	8,925,019	4,599
*,^ China Foods Ltd.		12,907,506	4,502
^	Sany Heavy Equipment International Holdings Co. Ltd.	17,137,000	4,465
^	Sinofert Holdings Ltd.	28,716,000	4,221
	Anhui Gujing Distillery Co. Ltd. Class B	1,887,309	4,154
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	8,649,032	3,970
	Foshan Electrical and Lighting Co. Ltd. Class B	4,592,770	3,931
	Double Coin Holdings Ltd. Class B	5,030,634	3,545
	Tianjin Capital Environmental Protection Group Co. Ltd.	6,920,000	3,139
	Beijing North Star Co. Ltd.	14,830,000	3,127
	Shandong Chenming Paper Holdings Ltd.	7,243,000	3,022
*	Huadian Energy Co. Ltd. Class B	9,190,269	2,730
	Bengang Steel Plates Co. Class B	8,157,311	2,572
^	China National Materials Co. Ltd.	10,776,000	2,071
	Jinzhou Port Co. Ltd. Class B	4,698,200	1,884
*	China Zhongwang Rights Exp. 01/22/2014	7,181,305	—
			12,052,414
Colombia (1.0%)
^	Ecopetrol SA ADR	2,544,536	87,176
	Bancolombia SA ADR	1,685,819	74,075
	Ecopetrol SA	41,832,913	73,044
	Grupo de Inversiones Suramericana SA	4,076,195	62,075

Almacenes Exito SA	4,366,209	57,395
Cementos Argos SA	7,814,633	32,291
Corp Financiera Colombiana SA	1,587,356	27,953
Grupo de Inversiones Suramericana SA Prior Pfd.	1,794,504	27,773
* Cemex Latam Holdings SA	3,739,336	25,041
Interconexion Electrica SA ESP	5,691,321	20,948
Isagen SA ESP	14,143,465	20,627
Grupo Aval Acciones y Valores Prior Pfd.	29,303,930	16,862
Grupo Argos SA Prior Pfd.	1,800,471	16,237
* Bancolombia SA Prior Pfd.	59,020	651
		542,148
Czech Republic (0.3%)
CEZ AS	2,920,141	73,886
Komercni Banka AS	273,328	59,344
Telefonica Czech Republic AS	1,736,787	25,171
		158,401
Egypt (0.1%)
* Global Telecom Holding GDR	9,175,935	30,450
Commercial International Bank Egypt SAE	5,859,213	28,296
* Talaat Moustafa Group	4,208,215	4,341
Telecom Egypt Co.	1,443,930	3,078
* Egyptian Financial Group-Hermes Holding	1,602,116	2,605
Egypt Kuwait Holding Co. SAE	2,456,711	2,432
		71,202
Hong Kong (0.0%)
* Top Frontier Investment Holdings Inc	1,391,339	2,211

Hungary (0.3%)
OTP Bank plc	3,419,329	62,871
MOL Hungarian Oil & Gas plc	835,163	51,233
* Richter Gedeon Nyrt	2,442,787	49,469
Magyar Telekom Telecommunications plc	7,252,463	9,735
		173,308
India (9.6%)
Infosys Ltd.	8,905,212	522,879
Reliance Industries Ltd.	29,611,176	393,221
Housing Development Finance Corp.	29,212,323	372,292
Tata Consultancy Services Ltd.	8,734,582	309,170
ITC Ltd.	34,698,393	178,985
Oil & Natural Gas Corp. Ltd.	38,855,735	168,761
ICICI Bank Ltd.	10,496,484	162,378
Hindustan Unilever Ltd.	14,527,214	131,854
Sun Pharmaceutical Industries Ltd.	14,125,576	131,008
HDFC Bank Ltd.	13,078,335	129,283
Bharti Airtel Ltd.	23,487,597	117,082
HCL Technologies Ltd.	4,938,667	114,574
Tata Motors Ltd.	17,453,774	96,906
HDFC Bank Ltd. ADR	2,752,421	86,123
Mahindra & Mahindra Ltd.	5,593,420	78,752
Axis Bank Ltd.	4,274,299	75,246
Sesa Sterlite Ltd.	25,010,579	75,046
NTPC Ltd.	37,304,635	74,873
United Spirits Ltd.	1,571,483	61,641
Larsen & Toubro Ltd.	3,917,907	60,697
State Bank of India	2,505,808	60,131
Tech Mahindra Ltd.	2,019,019	57,589

Kotak Mahindra Bank Ltd.	5,119,663	53,004
^ Wipro Ltd. ADR	4,061,568	52,557
Hero MotoCorp Ltd.	1,531,200	47,848
Coal India Ltd.	11,754,114	46,236
Wipro Ltd.	4,905,628	45,020
Cairn India Ltd.	8,537,586	44,144
Asian Paints Ltd.	5,517,638	41,143
Bajaj Auto Ltd.	1,318,567	39,949
Cipla Ltd.	6,113,725	39,792
Lupin Ltd.	2,745,828	38,596
Nestle India Ltd.	453,322	36,537
Dr Reddy's Laboratories Ltd. ADR	866,897	36,167
Zee Entertainment Enterprises Ltd.	8,470,819	36,022
Power Grid Corp. of India Ltd.	22,910,285	34,797
Ultratech Cement Ltd.	1,222,228	33,383
Maruti Suzuki India Ltd.	1,279,142	33,274
Idea Cellular Ltd.	14,351,554	32,862
JSW Steel Ltd.	2,228,519	32,529
NMDC Ltd.	13,761,574	31,762
GAIL India Ltd.	5,458,133	31,067
Bharat Heavy Electricals Ltd.	11,100,515	30,380
Ambuja Cements Ltd.	10,986,831	27,834
Godrej Consumer Products Ltd.	2,302,324	27,555
Dr Reddy's Laboratories Ltd.	657,542	27,402
Jindal Steel & Power Ltd.	6,713,911	26,798
IndusInd Bank Ltd.	4,443,695	26,657
Tata Steel Ltd.	4,345,817	24,574
Hindalco Industries Ltd.	13,702,594	23,799
Shriram Transport Finance Co. Ltd.	2,318,017	23,011
Reliance Communications Ltd.	11,448,869	22,605
Indian Oil Corp. Ltd.	5,690,541	22,086
IDFC Ltd.	14,327,767	21,354
Dabur India Ltd.	7,584,364	20,784
* Oracle Financial Services Software Ltd.	399,846	20,476
Adani Ports and Special Economic Zone Ltd.	8,490,020	19,889
GlaxoSmithKline Pharmaceuticals Ltd.	397,756	18,939
Adani Enterprises Ltd.	4,944,747	18,878
Bharat Petroleum Corp. Ltd.	3,234,920	18,749
Rural Electrification Corp. Ltd.	6,457,375	18,475
Tata Power Co. Ltd.	15,559,633	18,320
Glenmark Pharmaceuticals Ltd.	2,010,710	17,909
DLF Ltd.	8,157,571	17,780
United Breweries Ltd.	1,286,395	17,049
Oil India Ltd.	2,178,051	16,493
Divi's Laboratories Ltd.	744,634	15,650
Grasim Industries Ltd.	374,286	15,239
Steel Authority of India Ltd.	14,516,462	14,878
Piramal Enterprises Ltd.	1,671,176	14,763
Yes Bank Ltd.	3,035,543	14,614
ACC Ltd.	904,261	14,549
GlaxoSmithKline Consumer Healthcare Ltd.	213,341	14,524
Reliance Infrastructure Ltd.	2,405,979	14,318
Titan Co. Ltd.	3,972,263	14,055
Siemens Ltd.	1,508,099	13,223
Power Finance Corp. Ltd.	5,906,104	12,854
Cadila Healthcare Ltd.	968,940	12,647
Colgate-Palmolive India Ltd.	596,486	12,375

* Ranbaxy Laboratories Ltd.	2,353,661	12,044
Jaiprakash Associates Ltd.	18,702,739	11,891
Reliance Capital Ltd.	2,267,988	11,696
Shree Cement Ltd.	164,229	11,663
Bank of Baroda	1,273,791	11,167
* Reliance Power Ltd.	10,608,501	10,513
Castrol India Ltd.	2,216,830	10,413
Aditya Birla Nuvo Ltd.	563,233	9,893
Mphasis Ltd.	1,642,737	9,717
Container Corp. Of India	759,132	8,851
ABB India Ltd.	954,476	8,816
Bharat Forge Ltd.	1,589,174	8,801
Cummins India Ltd.	1,255,041	8,702
Sun TV Network Ltd.	1,497,723	8,609
Hindustan Zinc Ltd.	4,065,463	8,400
Punjab National Bank	961,865	8,246
Bharti Infratel Ltd.	2,843,159	7,811
NHPC Ltd.	27,127,504	7,730
Bajaj Holdings and Investment Ltd.	499,973	7,363
Tata Communications Ltd.	1,384,211	6,084
Crompton Greaves Ltd.	3,276,954	6,063
Exide Industries Ltd.	3,773,081	6,045
Hindustan Petroleum Corp. Ltd.	1,492,783	5,794
Bharat Electronics Ltd.	385,739	5,709
Bank of India	1,850,816	5,673
GMR Infrastructure Ltd.	16,317,625	5,284
Godrej Industries Ltd.	1,202,404	5,232
* Unitech Ltd.	22,709,829	4,577
* Adani Power Ltd.	8,239,730	4,229
IDBI Bank Ltd.	4,688,372	4,164
Canara Bank	1,143,973	4,046
JSW Energy Ltd.	5,646,035	3,970
Great Eastern Shipping Co. Ltd.	777,407	3,646
Torrent Power Ltd.	2,409,638	3,628
Tata Chemicals Ltd.	857,198	3,595
Union Bank of India	2,070,656	3,561
Ashok Leyland Ltd.	12,710,004	3,311
Oriental Bank of Commerce	1,194,783	3,297
Wockhardt Ltd.	502,256	3,166
* Mangalore Refinery & Petrochemicals Ltd.	3,711,949	2,491
* Essar Oil Ltd.	3,173,339	2,245
Corp Bank	482,151	1,915
State Bank of India GDR	39,524	1,897
ICICI Bank Ltd. ADR	689	22
		5,238,635
Indonesia (2.7%)
Astra International Tbk PT	375,793,500	198,282
Bank Central Asia Tbk PT	229,422,324	186,870
* Telekomunikasi Indonesia Persero Tbk PT	941,300,905	173,838
Bank Rakyat Indonesia Persero Tbk PT	198,704,400	135,912
Bank Mandiri Persero Tbk PT	169,990,280	121,549
Perusahaan Gas Negara Persero Tbk PT	195,225,604	75,517
Semen Indonesia Persero Tbk PT	53,015,004	61,845
Bank Negara Indonesia Persero Tbk PT	132,514,861	47,476
Unilever Indonesia Tbk PT	19,881,530	46,590
Indofood Sukses Makmur Tbk PT	80,773,796	45,863
Charoen Pokphand Indonesia Tbk PT	132,745,432	45,122

Kalbe Farma Tbk PT	373,618,490	43,090
Indocement Tunggal Prakarsa Tbk PT	23,178,631	42,282
United Tractors Tbk PT	26,192,101	41,506
Gudang Garam Tbk PT	11,180,880	38,430
XL Axiata Tbk PT	56,323,724	22,404
Bank Danamon Indonesia Tbk PT	58,994,524	21,007
Adaro Energy Tbk PT	262,836,780	20,501
Indofood CBP Sukses Makmur Tbk PT	19,808,000	17,760
Media Nusantara Citra Tbk PT	88,575,250	16,248
Indo Tambangraya Megah Tbk PT	7,244,300	15,929
Jasa Marga Persero Tbk PT	33,965,000	14,258
Tambang Batubara Bukit Asam Persero Tbk PT	16,610,325	12,602
Global Mediacom Tbk PT	72,081,889	10,828
* Bumi Resources Tbk PT	385,935,914	9,656
Astra Agro Lestari Tbk PT	4,604,680	8,030
Indosat Tbk PT	20,180,273	7,015
Vale Indonesia Tbk PT	36,795,427	6,962
Aneka Tambang Persero Tbk PT	62,692,000	5,295
		1,492,667
Malaysia (5.0%)
Malayan Banking Bhd.	79,793,888	229,252
CIMB Group Holdings Bhd.	90,125,648	185,935
Axiata Group Bhd.	92,538,694	181,307
Sime Darby Bhd.	58,402,913	156,554
Genting Bhd.	41,235,390	128,230
Public Bank Bhd. (Foreign)	20,336,447	116,086
Petronas Chemicals Group Bhd.	54,656,022	109,014
Petronas Gas Bhd.	15,147,696	105,483
Maxis Bhd.	49,597,550	103,177
DiGi.Com Bhd.	70,853,650	99,445
Tenaga Nasional Bhd.	25,500,807	90,521
IOI Corp. Bhd.	70,556,278	88,690
* Sapurakencana Petroleum Bhd.	63,421,225	82,937
Genting Malaysia Bhd.	57,869,090	75,355
AMMB Holdings Bhd.	33,474,958	73,364
Kuala Lumpur Kepong Bhd.	10,079,112	69,918
* IHH Healthcare Bhd.	51,754,076	56,822
PPB Group Bhd.	11,693,108	53,862
Petronas Dagangan Bhd.	5,644,900	51,569
British American Tobacco Malaysia Bhd.	2,760,887	50,037
Gamuda Bhd.	36,223,116	48,392
YTL Corp. Bhd.	102,453,856	47,377
Felda Global Ventures Holdings Bhd.	35,619,357	46,436
UMW Holdings Bhd.	13,141,920	46,420
Hong Leong Bank Bhd.	10,913,805	45,907
IJM Corp. Bhd.	23,543,050	41,594
* YTL Power International Bhd.	64,842,727	36,244
Telekom Malaysia Bhd.	20,126,840	33,209
Bumi Armada Bhd.	26,140,581	31,488
RHB Capital Bhd.	13,733,335	31,485
Alliance Financial Group Bhd.	21,319,417	29,660
* IOI Properties Group Sdn Bhd.	36,539,038	29,480
2 Astro Malaysia Holdings Bhd.	29,809,100	26,180
Lafarge Malaysia Bhd.	8,006,220	20,301
Berjaya Sports Toto Bhd.	15,519,595	18,784
Hong Leong Financial Group Bhd.	3,897,400	18,435
UEM Sunrise Bhd.	24,455,100	15,076

AirAsia Bhd.	21,374,548	14,440
SP Setia Bhd.	16,002,724	13,771
MMC Corp. Bhd.	14,910,900	12,444
Parkson Holdings Bhd.	10,570,423	9,240
Malaysia Marine and Heavy Engineering Holdings Bhd.	8,510,935	9,240
		2,733,161
Mexico (5.7%)
America Movil SAB de CV	565,051,606	603,330
Fomento Economico Mexicano SAB de CV	39,787,552	360,510
Grupo Televisa SAB	48,178,830	280,341
Grupo Financiero Banorte SAB de CV	41,352,534	261,027
* Cemex SAB de CV	207,595,021	256,583
Wal-Mart de Mexico SAB de CV	104,348,230	249,674
Grupo Mexico SAB de CV Class B	71,176,665	230,390
Alfa SAB de CV Class A	52,011,320	146,615
Grupo Financiero Inbursa SAB de CV	37,112,615	92,546
Grupo Bimbo SAB de CV Class A	33,879,210	90,005
Coca-Cola Femsa SAB de CV	7,781,570	82,918
Mexichem SAB de CV	20,348,035	70,657
Grupo Financiero Santander Mexico SAB de CV Class B	26,770,562	59,971
Industrias Penoles SAB de CV	2,386,095	55,870
Grupo Aeroportuario del Sureste SAB de CV Class B	4,215,220	47,545
Grupo Carso SAB de CV	8,852,654	46,236
Kimberly-Clark de Mexico SAB de CV Class A	16,409,852	41,841
* OHL Mexico SAB de CV	13,036,300	32,089
Arca Continental SAB de CV	4,657,306	25,571
Grupo Elektra SAB DE CV	666,895	20,360
* Industrias CH SAB de CV Class B	3,044,498	18,261
Infraestructura Energetica Nova SAB de CV	4,062,620	17,491
Grupo Sanborns SAB de CV	8,569,888	15,558
* Minera Frisco SAB de CV	9,357,976	14,750
* Organizacion Soriana SAB de CV Class B	4,463,344	12,809
Alpek SA de CV	5,997,121	11,946
		3,144,894
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	409,761	2,815

Peru (0.3%)
Credicorp Ltd.	596,195	78,650
Credicorp Ltd. XLIM	357,268	47,016
Cia de Minas Buenaventura SAA ADR	3,225,197	39,992
Volcan Cia Minera SAA Class B	45,835,484	18,510
Cia de Minas Buenaventura SAA	461,011	5,716
		189,884
Philippines (1.4%)
Philippine Long Distance Telephone Co.	1,572,415	93,738
SM Investments Corp.	5,819,879	90,189
Ayala Land Inc.	104,320,229	59,796
Bank of the Philippine Islands	29,364,957	57,562
Aboitiz Equity Ventures Inc.	43,130,470	49,498
SM Prime Holdings Inc.	137,891,397	47,120
BDO Unibank Inc.	26,006,582	45,153
Alliance Global Group Inc.	74,844,234	44,301
Ayala Corp.	3,698,557	42,963
Universal Robina Corp.	15,701,090	40,924
International Container Terminal Services Inc.	15,701,840	34,092

	Manila Electric Co.	5,621,276	32,080
	Metropolitan Bank & Trust Co.	19,213,489	32,010
	Jollibee Foods Corp.	7,299,229	24,484
	Aboitiz Power Corp.	29,212,226	23,119
	DMCI Holdings Inc.	16,781,950	22,061
	Globe Telecom Inc.	534,398	20,049
	San Miguel Corp.	10,813,996	13,316
	Energy Development Corp.	110,635,753	12,820
*	Bloomberry Resorts Corp.	52,193,672	10,136
			795,411
Poland (1.8%)
	Powszechna Kasa Oszczednosci Bank Polski SA	15,746,816	204,071
	Bank Pekao SA	2,399,572	141,279
	Powszechny Zaklad Ubezpieczen SA	1,022,940	134,030
	KGHM Polska Miedz SA	2,595,674	90,095
^	Polski Koncern Naftowy Orlen SA	5,971,692	73,631
	PGE SA	13,100,781	68,678
	Polskie Gornictwo Naftowe i Gazownictwo SA	33,317,761	48,999
	Orange Polska SA	12,526,958	41,773
^	mBank	235,204	38,075
	Tauron Polska Energia SA	19,834,722	26,961
*	ING Bank Slaski SA	545,771	20,682
^	Bank Handlowy w Warszawie SA	613,409	20,095
*,^ Getin Noble Bank SA		20,116,872	19,853
	Enea SA	3,921,850	15,614
^	Jastrzebska Spolka Weglowa SA	971,267	14,248
	Synthos SA	7,811,332	12,585
			970,669
Russia (6.8%)
	Sberbank of Russia	198,231,748	536,370
	Gazprom OAO ADR	64,808,532	534,346
	Lukoil OAO ADR	5,883,666	334,216
	Gazprom OAO	77,421,833	320,373
	Magnit OJSC GDR	5,078,214	267,579
	Mobile Telesystems OJSC ADR	9,337,700	161,075
	Lukoil OAO	2,824,354	159,376
	NOVATEK OAO GDR	1,250,964	152,592
	Uralkali OJSC	28,219,409	136,770
	Rosneft OAO GDR	14,376,755	98,564
	MMC Norilsk Nickel OJSC ADR	6,377,833	97,146
	Tatneft OAO ADR	2,819,173	93,229
	Surgutneftegas OAO ADR	10,040,984	77,147
	VTB Bank OJSC	58,129,231,072	75,802
	Sistema JSFC GDR	2,500,751	67,418
	AK Transneft OAO Prior Pfd.	29,487	67,008
	Rostelecom OJSC	20,674,267	65,314
	MegaFon OAO GDR	1,906,354	56,841
	Tatneft OAO	8,951,972	49,627
	Rosneft OAO	6,628,175	46,214
	VTB Bank OJSC GDR	17,273,102	43,834
	MMC Norilsk Nickel OJSC	262,352	40,139
	RusHydro JSC	2,377,093,363	37,607
	Aeroflot - Russian Airlines OJSC	9,430,172	22,789
	E.ON Russia JSC	297,929,779	19,619
	Surgutneftegas OAO	24,504,449	18,871
	Novolipetsk Steel OJSC GDR	1,274,366	18,386

	Severstal OAO	2,193,939	17,668
*	Federal Grid Co. Unified Energy System JSC	5,323,286,228	12,834
*	Inter RAO JSC	41,677,450,909	12,557
*	NOMOS-BANK GDR	895,670	12,445
	Phosagro OAO GDR	1,203,361	12,264
	TMK OAO GDR	945,462	10,434
	LSR Group GDR	2,806,253	9,839
*	Russian Grids OAO	407,033,605	8,465
	Polyus Gold OJSC	371,589	7,445
*	Magnitogorsk Iron & Steel Works	30,882,788	6,156
*,^ Mechel ADR		2,946,939	5,717
*	Pharmstandard OJSC GDR	667,317	5,031
	Severstal OAO GDR	472,123	3,829
	Mosenergo OAO	125,477,702	2,946
*	Raspadskaya OAO	2,596,971	2,216
	Sberbank of Russia ADR	91,484	988
	Mobile Telesystems OJSC	95,358	784
	NOVATEK OAO	61,651	690
	Rostelecom OJSC ADR	27,263	515
	Novolipetsk Steel OJSC	82,970	122
*	Mechel	9,605	17
			3,731,214
South Africa (9.3%)
	Naspers Ltd.	7,174,553	736,637
	MTN Group Ltd.	33,071,980	589,519
	Sasol Ltd.	10,024,672	481,820
	Standard Bank Group Ltd.	22,129,132	233,205
	FirstRand Ltd.	52,842,138	148,049
	Remgro Ltd.	8,848,953	147,779
	Sanlam Ltd.	34,392,560	147,703
	Steinhoff International Holdings Ltd.	35,004,905	144,333
	Aspen Pharmacare Holdings Ltd.	5,569,903	126,017
	Bidvest Group Ltd.	4,936,949	110,071
	Shoprite Holdings Ltd.	8,009,228	103,072
	AngloGold Ashanti Ltd.	7,015,632	102,661
	Impala Platinum Holdings Ltd.	9,458,305	98,284
	Woolworths Holdings Ltd.	13,366,377	72,793
	Tiger Brands Ltd.	2,965,109	71,087
	Barclays Africa Group Ltd.	5,767,749	67,508
	Nedbank Group Ltd.	3,681,121	64,012
	Growthpoint Properties Ltd.	31,799,550	62,837
	Vodacom Group Ltd.	5,828,994	61,592
	Netcare Ltd.	27,397,651	54,895
	Imperial Holdings Ltd.	3,217,528	53,587
	Mr Price Group Ltd.	4,302,551	53,152
	Life Healthcare Group Holdings Ltd.	16,604,675	53,041
	Truworths International Ltd.	7,718,228	50,856
	Gold Fields Ltd.	13,627,444	47,617
	Mediclinic International Ltd.	7,330,950	47,114
	RMB Holdings Ltd.	11,922,691	45,924
*	Anglo American Platinum Ltd.	1,110,911	44,271
^	Kumba Iron Ore Ltd.	1,035,619	41,851
	MMI Holdings Ltd.	17,702,061	37,552
	Coronation Fund Managers Ltd.	5,194,398	37,274
	Discovery Ltd.	5,494,675	37,168
	SPAR Group Ltd.	3,229,485	34,853
	Barloworld Ltd.	3,682,545	34,633

^ Exxaro Resources Ltd.	2,438,251	32,965
Mondi Ltd.	2,118,923	32,138
Nampak Ltd.	10,249,540	32,012
* Sappi Ltd.	10,040,955	31,125
Foschini Group Ltd.	3,693,261	30,835
Investec Ltd.	4,592,005	29,462
Hyprop Investments Ltd.	4,424,616	28,846
African Rainbow Minerals Ltd.	1,455,734	28,714
AVI Ltd.	5,758,595	26,633
Brait SE	6,030,033	26,061
Clicks Group Ltd.	4,736,235	24,218
Aeci Ltd.	2,055,030	23,887
PPC Ltd.	8,579,425	23,028
* Northam Platinum Ltd.	6,083,410	22,824
Tongaat Hulett Ltd.	2,073,288	22,564
Assore Ltd.	627,831	22,545
^ African Bank Investments Ltd.	23,366,086	22,509
Sibanye Gold Ltd.	15,663,125	22,358
Massmart Holdings Ltd.	2,025,588	22,066
Capital Property Fund	24,924,821	21,785
Omnia Holdings Ltd.	1,109,413	20,570
Harmony Gold Mining Co. Ltd.	7,010,952	20,228
Grindrod Ltd.	8,263,405	18,839
^ Capitec Bank Holdings Ltd.	1,081,317	18,353
Liberty Holdings Ltd.	1,759,652	18,055
Reunert Ltd.	2,782,500	16,003
* Telkom SA SOC Ltd.	5,796,311	15,788
Adcock Ingram Holdings Ltd.	2,533,094	15,423
* Aveng Ltd.	7,324,693	15,385
* Murray & Roberts Holdings Ltd.	6,810,069	15,201
^ Pick n Pay Stores Ltd.	3,586,490	14,714
Sun International Ltd.	1,593,256	14,128
DataTec Ltd.	2,950,402	12,631
Wilson Bayly Holmes-Ovcon Ltd.	924,614	12,255
Acucap Properties Ltd.	2,952,996	10,501
Santam Ltd.	646,045	10,266
Illovo Sugar Ltd.	4,253,010	10,257
JSE Ltd.	1,316,052	9,810
* ArcelorMittal South Africa Ltd.	2,469,393	8,482
Lewis Group Ltd.	1,309,808	7,032
Pick n Pay Holdings Ltd.	3,622,109	6,756
* Royal Bafokeng Platinum Ltd.	1,044,330	5,878
Fountainhead Property Trust	7,156,276	4,727
^ JD Group Ltd.	1,794,419	4,512
		5,075,136
Taiwan (14.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	235,633,845	808,049
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	39,129,187	662,066
Hon Hai Precision Industry Co. Ltd.	207,124,645	578,739
MediaTek Inc.	23,095,921	304,957
Formosa Plastics Corp.	92,737,116	237,437
Nan Ya Plastics Corp.	107,478,853	232,847
Formosa Chemicals & Fibre Corp.	82,682,518	216,772
Delta Electronics Inc.	37,874,245	207,463
Cathay Financial Holding Co. Ltd.	137,415,920	206,605
China Steel Corp.	227,007,633	195,221
Fubon Financial Holding Co. Ltd.	132,791,336	187,158

CTBC Financial Holding Co. Ltd.	241,021,932	158,680
Uni-President Enterprises Corp.	80,519,826	132,305
Mega Financial Holding Co. Ltd.	156,974,340	126,645
Asustek Computer Inc.	13,314,458	122,895
Quanta Computer Inc.	49,687,165	122,584
^ Chunghwa Telecom Co. Ltd. ADR	3,773,724	110,947
Yuanta Financial Holding Co. Ltd.	181,426,712	100,118
Chunghwa Telecom Co. Ltd.	31,411,913	94,761
Hotai Motor Co. Ltd.	7,780,000	93,834
Taiwan Mobile Co. Ltd.	31,370,796	91,703
Formosa Petrochemical Corp.	36,053,393	90,207
Cheng Shin Rubber Industry Co. Ltd.	34,508,883	86,689
Catcher Technology Co. Ltd.	13,032,463	85,772
Taiwan Cement Corp.	58,067,877	84,305
First Financial Holding Co. Ltd.	129,187,294	77,146
China Development Financial Holding Corp.	263,664,649	76,497
Far Eastern New Century Corp.	73,138,788	74,787
Hua Nan Financial Holdings Co. Ltd.	130,100,022	73,065
Largan Precision Co. Ltd.	1,880,135	72,126
President Chain Store Corp.	10,708,647	71,495
SinoPac Financial Holdings Co. Ltd.	138,140,663	64,161
Taishin Financial Holding Co. Ltd.	133,137,921	62,975
HTC Corp.	13,548,925	60,040
Compal Electronics Inc.	78,102,629	58,445
Far EasTone Telecommunications Co. Ltd.	29,599,343	58,051
Lite-On Technology Corp.	39,179,607	57,558
Taiwan Cooperative Financial Holding Co. Ltd.	105,242,646	56,755
E.Sun Financial Holding Co. Ltd.	89,980,030	55,704
MStar Semiconductor Inc.	4,938,629	54,117
Advanced Semiconductor Engineering Inc.	58,567,717	54,034
* Innolux Corp.	154,844,724	53,241
Asia Cement Corp.	42,635,578	52,404
Inventec Corp.	56,288,489	51,491
United Microelectronics Corp. ADR	24,480,943	49,451
Foxconn Technology Co. Ltd.	19,202,380	42,924
United Microelectronics Corp.	102,568,970	41,846
Shin Kong Financial Holding Co. Ltd.	124,982,072	41,823
^ Advanced Semiconductor Engineering Inc. ADR	9,083,579	41,058
Pegatron Corp.	30,442,897	39,937
Novatek Microelectronics Corp.	9,699,817	38,592
Synnex Technology International Corp.	21,886,055	36,808
Advantech Co. Ltd.	5,526,942	34,419
Epistar Corp.	15,572,732	34,100
Wistron Corp.	41,134,759	34,012
Teco Electric and Machinery Co. Ltd.	30,276,000	32,925
Giant Manufacturing Co. Ltd.	5,168,721	32,597
Chang Hwa Commercial Bank	54,472,681	32,058
Siliconware Precision Industries Co. ADR	5,609,703	32,031
Siliconware Precision Industries Co.	26,201,860	31,298
* Acer Inc.	50,879,905	30,089
TPK Holding Co. Ltd.	4,732,067	29,934
Taiwan Fertilizer Co. Ltd.	13,303,100	27,812
Pou Chen Corp.	20,059,531	27,544
* AU Optronics Corp.	92,924,669	27,544
Chicony Electronics Co. Ltd.	10,583,060	26,994
Yulon Motor Co. Ltd.	15,408,584	26,448
Taiwan Glass Industry Corp.	25,197,551	24,678

Realtek Semiconductor Corp.	8,639,241	23,457
Formosa Taffeta Co. Ltd.	19,968,868	21,032
* Walsin Lihwa Corp.	63,113,770	19,609
* Taiwan Business Bank	63,328,854	18,739
* Evergreen Marine Corp. Taiwan Ltd.	31,037,969	18,222
Unimicron Technology Corp.	23,713,754	18,141
* AU Optronics Corp. ADR	6,304,371	17,400
* China Airlines Ltd.	45,714,050	16,047
Capital Securities Corp.	40,496,422	15,742
Transcend Information Inc.	5,208,981	15,365
Feng Hsin Iron & Steel Co.	8,513,310	14,561
* Eva Airways Corp.	27,192,580	14,386
Cheng Uei Precision Industry Co. Ltd.	6,827,473	14,342
Vanguard International Semiconductor Corp.	13,084,000	14,267
U-Ming Marine Transport Corp.	8,177,356	13,572
Yageo Corp.	31,891,300	13,145
* Macronix International	57,998,541	12,710
Eternal Chemical Co. Ltd.	13,366,862	12,474
Oriental Union Chemical Corp.	12,090,000	12,024
Waterland Financial Holdings Co. Ltd.	36,450,930	11,987
China Motor Corp.	12,888,000	11,974
Ton Yi Industrial Corp.	11,829,000	11,677
YFY Inc.	23,079,000	11,038
* Yang Ming Marine Transport Corp.	24,495,195	10,609
Wan Hai Lines Ltd.	21,599,450	10,460
Far Eastern International Bank	26,413,210	10,242
Cathay Real Estate Development Co. Ltd.	16,332,000	9,693
President Securities Corp.	15,925,000	9,202
Taiwan Secom Co. Ltd.	3,591,000	9,093
* Nan Ya Printed Circuit Board Corp.	4,628,521	5,497
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		7,756,480
Thailand (2.7%)
* Advanced Info Service PCL (Local)	21,411,277	136,050
* Siam Commercial Bank PCL (Local)	27,913,157	126,180
* PTT Exploration and Production PCL (Local)	25,412,106	117,827
* CP ALL PCL (Local)	79,345,230	94,375
PTT PCL (Foreign)	8,606,737	71,832
* Kasikornbank PCL	12,816,700	66,097
^ Shin Corp. NVDR	29,830,500	63,435
Siam Cement PCL (Foreign)	5,027,617	61,299
* PTT PCL	6,865,100	57,296
* Bangkok Bank PCL (Local)	10,346,443	53,513
PTT Global Chemical PCL	20,151,407	43,174
Kasikornbank PCL (Foreign)	8,272,149	42,653
* Total Access Communication PCL (Local)	13,772,700	39,937
* Airports of Thailand PCL	7,353,500	37,825
Krung Thai Bank PCL (Foreign)	58,495,250	29,808
^ Big C Supercenter PCL	5,331,400	28,134
* TMB Bank PCL	389,974,600	26,883
* Charoen Pokphand Foods PCL	30,943,200	26,676
* Central Pattana PCL	22,798,528	25,971
* Thai Oil PCL	14,847,800	23,685
* PTT Global Chemical	10,742,700	23,170
BEC World PCL (Foreign)	10,649,325	22,804
Charoen Pokphand Foods PCL (Foreign)	27,394,400	22,757
* Bank of Ayudhya PCL (Local)	22,087,568	21,913

* Bangkok Dusit Medical Services PCL	5,574,700	19,960
* Thai Union Frozen Products PCL	8,826,000	18,583
* Electricity Generating PCL	4,422,200	17,065
* Banpu PCL (Local)	20,906,500	16,800
^ Land and Houses PCL	63,629,100	16,536
* Siam City Cement PCL (Local)	1,222,883	13,110
^ IRPC PCL (Foreign)	138,017,360	13,060
Glow Energy PCL (Foreign)	6,297,555	12,823
* Delta Electronics Thailand PCL	7,840,300	12,596
^ Indorama Ventures PCL	19,164,164	12,021
^ Ratchaburi Electricity Generating Holding PCL	7,573,400	10,948
* Berli Jucker PCL	6,450,800	8,800
* BEC World PCL	6,085,100	8,600
^ Siam Cement PCL NVDR	376,300	4,636
* IRPC PCL	48,546,900	4,594
* Thai Airways International PCL	9,635,600	4,104
* Indorama Ventures	3,849,600	2,415
* Krung Thai Bank PCL	1,550,400	785
* Glow Energy PCL	203,200	414
* Siam Cement PCL	11,600	143
Shin Corp. PCL	49,200	105
		1,461,392
Turkey (1.6%)
Turkiye Garanti Bankasi AS	38,860,642	102,565
Akbank TAS	30,634,444	78,149
* Turkcell Iletisim Hizmetleri AS	14,459,368	71,510
BIM Birlesik Magazalar AS	4,115,413	70,428
Turkiye Halk Bankasi AS	11,522,147	56,913
Haci Omer Sabanci Holding AS (Bearer)	14,912,204	49,314
Turkiye Is Bankasi	25,062,416	44,946
Tupras Turkiye Petrol Rafinerileri AS	2,264,460	37,352
KOC Holding AS	10,848,748	36,778
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,597,701	36,458
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	36,264,300	34,507
Eregli Demir ve Celik Fabrikalari TAS	24,554,534	29,452
Turkiye Vakiflar Bankasi Tao	18,970,949	28,984
Turk Hava Yollari	9,562,009	28,528
Coca-Cola Icecek AS	1,247,526	26,203
Turk Telekomunikasyon AS	9,490,906	23,575
Yapi ve Kredi Bankasi AS	15,475,452	21,792
Enka Insaat ve Sanayi AS	7,205,532	20,581
Arcelik AS	3,052,968	15,095
Ford Otomotiv Sanayi AS	1,325,152	11,637
Tofas Turk Otomobil Fabrikasi AS	2,143,083	10,104
Turkiye Sise ve Cam Fabrikalari AS	7,798,785	8,644
Koza Altin Isletmeleri AS	815,156	7,005
Aselsan Elektronik Sanayi Ve Ticaret AS	1,736,374	6,015
* Dogan Sirketler Grubu Holding AS	16,956,370	5,267
		861,802
United Arab Emirates (0.8%)
Emaar Properties PJSC	56,643,053	123,527
First Gulf Bank PJSC	15,521,446	84,144
Aldar Properties PJSC	62,950,434	57,713
DP World Ltd.	3,147,681	57,288
* Arabtec Holding Co.	35,358,663	40,917
* Dubai Financial Market	34,544,436	23,706

Air Arabia PJSC			47,525,239	19,840
Dubai Islamic Bank PJSC			12,131,455	19,644
* Dana Gas PJSC			55,802,470	14,300
				441,079
Total Common Stocks (Cost $58,864,811)				54,773,122
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.6%)
[3,7] Vanguard Market Liquidity Fund	0.130%		844,215,064	844,215

			Face
			Amount
			($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.060%	3/19/14	4,500	4,499
[5,6] Federal Home Loan Bank Discount Notes	0.070%	2/5/14	1,000	1,000
[5,6] Federal Home Loan Bank Discount Notes	0.120%	5/23/14	4,800	4,798
United States Treasury Note/Bond	1.750%	3/31/14	6,400	6,416
				16,713
Total Temporary Cash Investments (Cost $860,930)				860,928
Total Investments (101.5%) (Cost $59,725,741)				55,634,050
Other Assets and Liabilities-Net (-1.5%)[7]				(809,360)
Net Assets (100%)				54,824,690

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $631,546,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate value of these securities was $97,738,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $7,898,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Includes $682,866,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Emerging Markets Stock Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	5,950,030	5,805,095	—
Common Stocks—Other	1,255,131	41,708,749	54,117
Temporary Cash Investments	844,215	16,713	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	8,049,366	47,530,557	54,117
1 Represents variation margin on the last day of the reporting period.

Emerging Markets Stock Index Fund

D. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Taiwan Index	February 2014	4000	118,440	(2,472)

E. At January 31, 2014, the cost of investment securities for tax purposes was $59,751,003,000. Net unrealized depreciation of investment securities for tax purposes was $4,116,953,000, consisting of unrealized gains of $7,019,982,000 on securities that had risen in value since their purchase and $11,136,935,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Australia (5.5%)
Commonwealth Bank of Australia	1,785,498	116,001
BHP Billiton Ltd.	3,560,810	113,885
Westpac Banking Corp.	3,417,482	92,338
Australia & New Zealand Banking Group Ltd.	3,013,570	79,135
National Australia Bank Ltd.	2,548,944	74,179
Wesfarmers Ltd.	1,261,276	46,364
Woolworths Ltd.	1,359,202	40,398
CSL Ltd.	567,445	34,894
Rio Tinto Ltd.	482,751	27,637
Woodside Petroleum Ltd.	684,570	22,321
Telstra Corp. Ltd.	4,857,793	21,793
Westfield Group	2,295,903	20,425
Macquarie Group Ltd.	354,551	16,786
Suncorp Group Ltd.	1,427,573	15,219
Origin Energy Ltd.	1,204,203	14,660
Brambles Ltd.	1,723,488	13,525
QBE Insurance Group Ltd.	1,317,767	13,201
Amcor Ltd.	1,333,505	12,500
Santos Ltd.	1,057,912	12,352
Insurance Australia Group Ltd.	2,569,290	12,297
AMP Ltd.	3,246,439	12,069
Aurizon Holdings Ltd.	2,272,196	9,784
Transurban Group	1,605,875	9,695
Westfield Retail Trust	3,378,929	8,909
Oil Search Ltd.	1,264,504	8,887
Fortescue Metals Group Ltd.	1,789,988	8,337
Orica Ltd.	400,965	8,221
AGL Energy Ltd.	610,451	8,096
Stockland	2,554,401	8,045
Goodman Group	1,897,988	7,702
Newcrest Mining Ltd.	838,765	7,084
ASX Ltd.	212,536	6,603
Crown Resorts Ltd.	425,764	6,187
Sonic Healthcare Ltd.	426,541	6,164
Coca-Cola Amatil Ltd.	594,481	6,082
Mirvac Group	3,994,075	5,807
Ramsay Health Care Ltd.	146,029	5,586
James Hardie Industries plc	491,846	5,554
GPT Group	1,754,058	5,512
Lend Lease Group	590,705	5,444
Computershare Ltd.	554,793	5,405
Asciano Ltd.	1,082,238	5,323
Incitec Pivot Ltd.	1,852,818	4,617
APA Group	880,818	4,612
Dexus Property Group	5,256,790	4,578
Bendigo and Adelaide Bank Ltd.	441,979	4,469
Tatts Group Ltd.	1,556,264	4,073
Sydney Airport	1,128,989	3,893
Toll Holdings Ltd.	764,022	3,722

	CFS Retail Property Trust Group	2,154,808	3,659
	Boral Ltd.	871,212	3,622
	Iluka Resources Ltd.	464,577	3,553
	Bank of Queensland Ltd.	334,715	3,340
	WorleyParsons Ltd.	232,439	3,336
	Cochlear Ltd.	66,548	3,330
	Challenger Ltd.	605,828	3,162
	Federation Centres Ltd.	1,568,148	3,106
*	Alumina Ltd.	2,629,524	2,903
*	BlueScope Steel Ltd.	601,410	2,843
	Metcash Ltd.	1,050,471	2,773
	ALS Ltd.	399,237	2,765
	Ansell Ltd.	164,176	2,743
	Flight Centre Travel Group Ltd.	62,014	2,565
	Tabcorp Holdings Ltd.	843,324	2,534
	Caltex Australia Ltd.	143,919	2,434
	Leighton Holdings Ltd.	168,300	2,423
	Commonwealth Property Office Fund	2,236,484	2,408
	Treasury Wine Estates Ltd.	743,262	2,359
	Aristocrat Leisure Ltd.	560,139	2,221
	Downer EDI Ltd.	476,117	2,054
	Echo Entertainment Group Ltd.	996,108	2,050
	Perpetual Ltd.	49,110	2,011
	Arrium Ltd.	1,487,156	2,010
*	Sims Metal Management Ltd.	213,627	1,931
	SP AusNet	1,746,531	1,900
	IOOF Holdings Ltd.	247,287	1,895
	DuluxGroup Ltd.	384,887	1,802
	Harvey Norman Holdings Ltd.	646,317	1,689
	Adelaide Brighton Ltd.	511,488	1,684
	CSR Ltd.	619,002	1,582
	Platinum Asset Management Ltd.	248,987	1,472
*	Orora Ltd.	1,307,446	1,465
	Seven West Media Ltd.	698,180	1,330
*	Recall Holdings Ltd.	336,409	1,322
	Goodman Fielder Ltd.	2,181,778	1,298
	Australand Property Group	378,005	1,281
*	Qantas Airways Ltd.	1,278,288	1,218
	Fairfax Media Ltd.	2,058,319	1,204
*,^ Whitehaven Coal Ltd.		645,761	1,015
	Envestra Ltd.	1,016,218	1,014
	GWA Group Ltd.	388,025	1,010
	Macquarie Atlas Roads Group	406,511	998
	OZ Minerals Ltd.	321,028	989
	Shopping Centres Australasia Property Group	673,743	874
	Atlas Iron Ltd.	948,270	838
	New Hope Corp. Ltd.	258,978	793
	Nufarm Ltd.	183,942	621
*	Ten Network Holdings Ltd.	1,817,781	565
*,^ Lynas Corp. Ltd.		2,009,595	495
*,^ Paladin Energy Ltd.		1,095,041	481
*	Aquila Resources Ltd.	172,733	366
*	Energy Resources of Australia Ltd.	146,975	162
*	Gunns Ltd.	649,105	91
			1,089,959
Austria (0.2%)
	Erste Group Bank AG	314,793	11,435

OMV AG	157,082	6,796
Voestalpine AG	126,076	5,649
IMMOFINANZ AG	1,095,581	5,142
Andritz AG	82,532	4,532
Telekom Austria AG	257,335	2,235
Vienna Insurance Group AG Wiener Versicherung Gruppe	43,601	2,055
^ Raiffeisen Bank International AG	47,202	1,813
Verbund AG	72,167	1,522
Strabag SE	17,306	515
		41,694
Belgium (0.8%)
Anheuser-Busch InBev NV	883,647	84,750
KBC Groep NV	302,174	17,839
Ageas	241,594	10,377
UCB SA	130,291	9,217
Solvay SA Class A	63,300	8,844
Groupe Bruxelles Lambert SA	84,769	7,657
Delhaize Group SA	113,675	7,297
Umicore SA	127,810	5,469
Colruyt SA	81,936	4,647
Belgacom SA	152,055	4,346
Telenet Group Holding NV	56,256	3,338
		163,781
Brazil (2.1%)
Itau Unibanco Holding SA ADR	2,619,917	32,068
Petroleo Brasileiro SA ADR	2,184,650	25,997
Banco Bradesco SA ADR	2,322,227	24,453
AMBEV SA ADR	3,261,875	21,333
Vale SA Class B ADR	1,551,870	19,057
Petroleo Brasileiro SA ADR	1,663,515	18,648
BRF SA	844,362	15,129
Vale SA Class B ADR	1,104,426	15,020
AMBEV SA	1,946,405	12,916
Itausa - Investimentos Itau SA Prior Pfd.	3,122,795	10,837
Cielo SA	400,592	10,610
Ultrapar Participacoes SA	416,137	9,166
Vale SA Prior Pfd.	712,646	8,816
BM&FBovespa SA	2,087,129	8,235
Banco do Brasil SA	949,186	8,165
Banco Bradesco SA	559,323	6,639
BB Seguridade Participacoes SA	654,928	6,153
CCR SA	944,353	6,058
Embraer SA ADR	177,815	5,457
Vale SA	391,790	5,324
Gerdau SA ADR	687,928	4,850
Banco Santander Brasil SA	1,037,076	4,839
Petroleo Brasileiro SA	851,132	4,800
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	110,072	4,212
Souza Cruz SA	423,972	3,711
Telefonica Brasil SA Prior Pfd.	193,791	3,666
Cia Energetica de Minas Gerais ADR	619,801	3,576
Cia de Saneamento Basico do Estado de Sao Paulo	378,617	3,486
Tractebel Energia SA	228,008	3,259
Itau Unibanco Holding SA	278,990	3,176
Lojas Renner SA	137,582	3,149
Natura Cosmeticos SA	186,531	3,022

BR Malls Participacoes SA	468,913	2,942
Grupo BTG Pactual	281,189	2,926
Cia Siderurgica Nacional SA ADR	625,838	2,898
Lojas Americanas SA Prior Pfd.	466,812	2,834
Klabin SA Prior Pfd.	532,484	2,717
JBS SA	776,474	2,708
Metalurgica Gerdau SA Prior Pfd. Class A	300,229	2,659
* Fibria Celulose SA	237,600	2,646
Petroleo Brasileiro SA Prior Pfd.	433,739	2,622
Hypermarcas SA	409,933	2,576
WEG SA	225,456	2,553
Telefonica Brasil SA ADR	133,623	2,539
CPFL Energia SA	318,934	2,399
CETIP SA - Mercados Organizados	241,120	2,307
Itau Unibanco Holding SA Prior Pfd.	184,228	2,297
Bradespar SA Prior Pfd.	248,268	2,283
* Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	447,154	2,199
Tim Participacoes SA ADR	81,069	2,110
BRF SA ADR	118,843	2,101
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	54,330	2,092
Gerdau SA Prior Pfd.	282,486	1,996
Localiza Rent a Car SA	151,213	1,910
Cia Energetica de Sao Paulo Prior Pfd.	199,634	1,910
Cyrela Brazil Realty SA Empreendimentos e Participacoes	309,771	1,827
Cosan SA Industria e Comercio	121,834	1,814
Cia Energetica de Minas Gerais Prior Pfd.	311,437	1,792
Cia Hering	150,014	1,665
M Dias Branco SA	48,262	1,646
Raia Drogasil SA	263,270	1,580
BR Properties SA	210,647	1,485
Cia Paranaense de Energia ADR	126,400	1,449
Multiplan Empreendimentos Imobiliarios SA	79,800	1,439
Totvs SA	108,162	1,415
Duratex SA	270,478	1,325
ALL - America Latina Logistica SA	467,416	1,271
* Braskem SA ADR	82,016	1,243
Porto Seguro SA	103,512	1,209
Tim Participacoes SA	228,830	1,197
Oi SA ADR	673,085	1,151
MRV Engenharia e Participacoes SA	327,300	1,114
Cia Siderurgica Nacional SA	217,400	1,003
EDP - Energias do Brasil SA	248,100	990
* PDG Realty SA Empreendimentos e Participacoes	1,395,000	962
AES Tiete SA Prior Pfd.	112,916	883
Centrais Eletricas Brasileiras SA Prior Pfd.	225,876	878
Gerdau SA	147,684	863
Embraer SA	101,400	769
Sul America SA	131,788	724
EcoRodovias Infraestrutura e Logistica SA	140,900	717
Oi SA Prior Pfd.	399,425	687
Lojas Americanas SA	129,996	673
Light SA	81,164	642
Centrais Eletricas Brasileiras SA	294,299	635
* Usinas Siderurgicas de Minas Gerais SA	126,320	588
Multiplus SA	47,623	511
Cia Energetica de Minas Gerais	87,869	505
AES Tiete SA	62,900	454

Oi SA	225,021	427
Arteris SA	57,398	394
Guararapes Confeccoes SA	7,677	296
Eneva SA	223,929	295
Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	29,200	295
Cia de Gas de Sao Paulo Prior Pfd. Class A	12,751	274
* Braskem SA Prior Pfd.	33,000	253
Banco Bradesco SA Prior Pfd.	9,198	99
Oi SA ADR	46,556	88
* MMX Mineracao e Metalicos SA	50,273	77
Cia Paranaense de Energia Prior Pfd.	4,200	48
		411,703
Canada (6.5%)
Royal Bank of Canada	1,595,844	98,767
Toronto-Dominion Bank	1,023,380	88,505
Bank of Nova Scotia	1,320,434	72,439
^ Suncor Energy Inc.	1,670,057	54,866
* Valeant Pharmaceuticals International Inc.	342,098	46,421
Canadian National Railway Co.	839,200	44,916
^ Bank of Montreal	720,707	44,042
Canadian Natural Resources Ltd.	1,216,477	39,888
Enbridge Inc.	911,567	38,271
Manulife Financial Corp.	2,030,479	37,465
Canadian Imperial Bank of Commerce	443,537	34,475
TransCanada Corp.	780,287	33,923
Potash Corp. of Saskatchewan Inc.	959,553	30,085
Canadian Pacific Railway Ltd.	175,773	26,646
^ Brookfield Asset Management Inc. Class A	631,909	24,000
Barrick Gold Corp.	1,177,706	22,692
Goldcorp Inc.	893,032	22,283
Sun Life Financial Inc.	666,529	21,981
Cenovus Energy Inc.	832,607	21,784
Magna International Inc.	243,268	20,663
Rogers Communications Inc. Class B	401,606	16,894
Thomson Reuters Corp.	414,061	14,938
^ Crescent Point Energy Corp.	428,403	14,817
Encana Corp.	820,267	14,745
Agrium Inc.	160,971	14,035
National Bank of Canada	179,825	13,472
Teck Resources Ltd. Class B	525,255	12,639
Talisman Energy Inc.	1,139,511	12,267
Imperial Oil Ltd.	295,492	12,085
BCE Inc.	285,866	12,002
Shoppers Drug Mart Corp.	224,845	11,850
^ Pembina Pipeline Corp.	340,671	11,694
First Quantum Minerals Ltd.	649,405	11,621
* Catamaran Corp.	225,932	10,993
Alimentation Couche Tard Inc. Class B	143,833	10,612
Power Corp. of Canada	388,364	10,548
Husky Energy Inc.	323,947	9,625
Canadian Oil Sands Ltd.	530,741	9,540
Great-West Lifeco Inc.	335,087	9,522
Shaw Communications Inc. Class B	431,600	9,521
Cameco Corp.	438,860	9,327
^ ARC Resources Ltd.	343,660	8,964
Intact Financial Corp.	146,757	8,934
Fairfax Financial Holdings Ltd.	23,154	8,910

*	CGI Group Inc. Class A	290,078	8,900
	Silver Wheaton Corp.	395,658	8,593
	Tim Hortons Inc.	163,770	8,492
	Power Financial Corp.	263,600	8,123
	TELUS Corp.	230,140	8,044
	Franco-Nevada Corp.	161,309	7,828
	Yamana Gold Inc.	831,747	7,789
	Canadian Tire Corp. Ltd. Class A	85,402	7,290
	SNC-Lavalin Group Inc.	170,682	7,082
	Canadian Utilities Ltd. Class A	204,642	6,964
	Saputo Inc.	140,590	6,621
	Fortis Inc.	234,900	6,458
	Agnico Eagle Mines Ltd.	189,067	5,884
	Bombardier Inc. Class B	1,613,958	5,825
	Kinross Gold Corp.	1,257,047	5,767
	Metro Inc.	99,500	5,718
	Pacific Rubiales Energy Corp.	357,716	5,438
*,^ BlackBerry Ltd.		565,124	5,353
	IGM Financial Inc.	110,066	5,337
	Brookfield Office Properties Inc.	282,930	5,289
	CI Financial Corp.	163,600	5,109
	Eldorado Gold Corp.	794,164	5,048
*	MEG Energy Corp.	163,600	4,534
^	Loblaw Cos. Ltd.	117,173	4,526
	Finning International Inc.	184,760	4,471
	George Weston Ltd.	58,818	4,096
^	Penn West Petroleum Ltd.	524,942	3,926
	TransAlta Corp.	286,843	3,776
^	RioCan REIT	160,383	3,568
*	Turquoise Hill Resources Ltd.	905,878	3,172
	Barrick Gold Corp.	112,553	2,170
^	Bell Aliant Inc.	79,673	1,838
	IAMGOLD Corp.	425,346	1,562
	Bombardier Inc. Class A	57,933	212
			1,288,470
Chile (0.3%)
	Empresas COPEC SA	411,456	4,810
	Banco de Chile	37,651,860	4,631
	Empresa Nacional de Electricidad SA ADR	114,680	4,424
	SACI Falabella	530,187	4,150
	Latam Airlines Group SA	293,938	4,076
	Enersis SA ADR	266,129	3,532
	Cencosud SA	1,241,286	3,512
	Empresas CMPC SA	1,617,036	3,418
	Banco Santander Chile ADR	143,542	2,796
	Sociedad Quimica y Minera de Chile SA ADR	107,839	2,686
	Banco de Credito e Inversiones	45,300	2,426
	Enersis SA	8,755,223	2,314
	Aguas Andinas SA Class A	3,086,829	1,973
	Corpbanca SA	177,219,236	1,949
	Cia Cervecerias Unidas SA	174,621	1,860
	Colbun SA	7,680,914	1,685
	Sociedad Matriz Banco de Chile Class B	5,042,818	1,543
	ENTEL Chile SA	117,939	1,419
	AES Gener SA	2,456,444	1,216
	CAP SA	79,387	1,160
	Latam Airlines Group SA	72,072	1,054

Embotelladora Andina SA Prior Pfd.	247,251	921
Banco Santander Chile	15,222,058	765
Empresa Nacional de Electricidad SA	350,630	453
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	1,990	50
		58,823
China (3.7%)
Tencent Holdings Ltd.	1,018,772	70,323
China Mobile Ltd.	5,776,204	55,106
China Construction Bank Corp.	80,041,277	55,005
Industrial & Commercial Bank of China Ltd.	79,807,500	48,919
Bank of China Ltd.	83,376,541	34,978
CNOOC Ltd.	17,815,536	27,546
China Life Insurance Co. Ltd.	8,257,000	22,485
PetroChina Co. Ltd.	23,410,000	22,460
China Petroleum & Chemical Corp.	28,265,400	22,244
Ping An Insurance Group Co. of China Ltd.	2,117,938	16,893
China Overseas Land & Investment Ltd.	4,521,760	12,109
Agricultural Bank of China Ltd.	25,600,715	11,061
China Shenhua Energy Co. Ltd.	3,774,500	9,640
China Pacific Insurance Group Co. Ltd.	2,493,120	8,927
Hengan International Group Co. Ltd.	830,017	8,876
Lenovo Group Ltd.	6,873,966	8,858
China Merchants Bank Co. Ltd.	5,071,008	8,833
China Telecom Corp. Ltd.	17,936,000	8,284
China Unicom Hong Kong Ltd.	5,190,123	6,770
Belle International Holdings Ltd.	5,848,839	6,224
Bank of Communications Co. Ltd.	8,872,220	5,698
China Minsheng Banking Corp. Ltd.	5,691,300	5,543
China Oilfield Services Ltd.	2,006,000	5,296
ENN Energy Holdings Ltd.	816,000	5,276
Great Wall Motor Co. Ltd.	1,130,750	5,266
China Resources Land Ltd.	2,192,883	5,170
Kunlun Energy Co. Ltd.	3,112,000	5,127
Anhui Conch Cement Co. Ltd.	1,313,000	5,018
China Resources Power Holdings Co. Ltd.	2,110,400	4,973
Beijing Enterprises Holdings Ltd.	582,800	4,957
Dongfeng Motor Group Co. Ltd.	3,198,000	4,669
China Merchants Holdings International Co. Ltd.	1,342,893	4,572
Brilliance China Automotive Holdings Ltd.	2,994,000	4,562
PICC Property & Casualty Co. Ltd.	3,393,523	4,517
China CITIC Bank Corp. Ltd.	8,569,843	4,090
China Resources Enterprise Ltd.	1,370,000	4,080
China Communications Construction Co. Ltd.	5,075,000	3,672
Huaneng Power International Inc.	3,648,000	3,366
*,^ GCL-Poly Energy Holdings Ltd.	9,457,000	3,221
*,^ Byd Co. Ltd.	680,600	3,214
China Longyuan Power Group Corp.	2,632,000	3,135
China National Building Material Co. Ltd.	3,234,400	3,089
China State Construction International Holdings Ltd.	1,698,000	3,087
Sinopharm Group Co. Ltd.	1,082,800	3,017
Shimao Property Holdings Ltd.	1,367,094	2,985
Tsingtao Brewery Co. Ltd.	410,000	2,978
Jiangxi Copper Co. Ltd.	1,455,000	2,612
Country Garden Holdings Co. Ltd.	4,702,287	2,568
Haier Electronics Group Co. Ltd.	841,215	2,465
COSCO Pacific Ltd.	1,934,578	2,455
Haitong Securities Co. Ltd.	1,694,000	2,450

	China Gas Holdings Ltd.	1,751,592	2,447
	China Vanke Co. Ltd. Class B	1,456,838	2,396
	Guangzhou Automobile Group Co. Ltd.	2,415,558	2,369
	GOME Electrical Appliances Holding Ltd.	13,677,357	2,363
^	Evergrande Real Estate Group Ltd.	5,761,336	2,311
	China Resources Gas Group Ltd.	740,000	2,283
	Guangdong Investment Ltd.	2,442,000	2,279
	Shandong Weigao Group Medical Polymer Co. Ltd.	1,956,000	2,273
^	China Coal Energy Co. Ltd.	4,581,000	2,266
*	New China Life Insurance Co. Ltd.	770,760	2,257
	CITIC Securities Co. Ltd.	964,500	2,186
*	China Cinda Asset Management Co. Ltd.	3,375,000	2,182
	Shenzhou International Group Holdings Ltd.	610,944	2,093
	Sino-Ocean Land Holdings Ltd.	3,886,185	2,087
	Longfor Properties Co. Ltd.	1,503,000	2,085
	China Railway Group Ltd.	4,707,000	2,076
	Weichai Power Co. Ltd.	538,200	2,017
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,297,454	2,010
	Geely Automobile Holdings Ltd.	4,940,000	2,008
	Kingboard Chemical Holdings Ltd.	870,600	1,957
^	CITIC Pacific Ltd.	1,458,000	1,824
2	People's Insurance Co. Group of China Ltd.	4,230,000	1,814
	China Railway Construction Corp. Ltd.	2,093,074	1,738
	Zhuzhou CSR Times Electric Co. Ltd.	552,000	1,716
	Jiangsu Expressway Co. Ltd.	1,356,000	1,715
*,^ Aluminum Corp. of China Ltd.		4,784,000	1,706
	Shanghai Industrial Holdings Ltd.	503,000	1,677
	Chongqing Changan Automobile Co. Ltd. Class B	929,261	1,676
^	Yanzhou Coal Mining Co. Ltd.	2,172,910	1,631
	Fosun International Ltd.	1,501,500	1,606
2	Sinopec Engineering Group Co. Ltd.	1,208,093	1,544
	Shanghai Pharmaceuticals Holding Co. Ltd.	627,000	1,543
	Datang International Power Generation Co. Ltd.	3,816,000	1,524
	CSR Corp. Ltd.	2,030,000	1,482
*	China Taiping Insurance Holdings Co. Ltd.	854,600	1,481
	Zhejiang Expressway Co. Ltd.	1,636,000	1,471
	China Resources Cement Holdings Ltd.	2,132,000	1,460
	China Communications Services Corp. Ltd.	2,686,800	1,444
	Nine Dragons Paper Holdings Ltd.	1,666,331	1,434
	Air China Ltd.	2,216,000	1,430
	China International Marine Containers Group Co. Ltd.	615,120	1,424
	Guangzhou R&F Properties Co. Ltd.	1,050,800	1,389
	ANTA Sports Products Ltd.	940,000	1,369
^	Zijin Mining Group Co. Ltd.	6,302,000	1,364
*,^ ZTE Corp.		657,826	1,345
	Franshion Properties China Ltd.	4,060,000	1,304
	China Everbright Ltd.	942,000	1,278
	SOHO China Ltd.	1,603,000	1,270
	Chongqing Rural Commercial Bank	2,915,000	1,232
	Shanghai Electric Group Co. Ltd.	3,852,000	1,226
	Far East Horizon Ltd.	1,696,445	1,221
	Beijing Capital International Airport Co. Ltd.	1,590,000	1,212
	Agile Property Holdings Ltd.	1,310,000	1,206
*,^ China Huishan Dairy Holdings Co. Ltd.		3,618,458	1,199
	Travelsky Technology Ltd.	1,136,000	1,193
*,^ China COSCO Holdings Co. Ltd.		2,822,800	1,178
	Greentown China Holdings Ltd.	813,121	1,156

^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,424,805	1,149
	Shenzhen International Holdings Ltd.	8,865,000	1,142
	China BlueChemical Ltd.	2,044,000	1,131
	Lee & Man Paper Manufacturing Ltd.	1,665,200	1,124
*,^ China Yurun Food Group Ltd.		1,793,000	1,052
	Sinopec Shanghai Petrochemical Co. Ltd.	3,651,000	1,035
	Yuexiu Property Co. Ltd.	4,950,000	1,010
	Golden Eagle Retail Group Ltd.	716,000	979
	China Agri-Industries Holdings Ltd.	2,202,200	978
	BBMG Corp.	1,203,500	934
*,^ China Shipping Container Lines Co. Ltd.		3,933,700	921
	Poly Property Group Co. Ltd.	1,850,000	886
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	534,490	871
	Zhongsheng Group Holdings Ltd.	581,000	859
	Shenzhen Investment Ltd.	2,414,808	857
*,2 China Galaxy Securities Co. Ltd.		1,137,500	811
*	Li Ning Co. Ltd.	1,003,750	796
*,^ China Shipping Development Co. Ltd.		1,316,000	782
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	230,000	748
*	Huishang Bank Corp. Ltd.	1,605,504	743
	Sinotrans Ltd.	1,776,000	739
	Wumart Stores Inc.	564,094	719
*,^ Angang Steel Co. Ltd.		1,104,000	694
	China Southern Airlines Co. Ltd.	1,995,000	684
	Guangshen Railway Co. Ltd.	1,502,000	646
	CSG Holding Co. Ltd. Class B	799,812	632
	KWG Property Holding Ltd.	1,209,500	630
*	Hopson Development Holdings Ltd.	676,000	624
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	235,484	601
	China Molybdenum Co. Ltd.	1,375,000	574
	Huadian Power International Corp. Ltd.	1,358,000	563
*	China Eastern Airlines Corp. Ltd.	1,672,000	563
^	Zhaojin Mining Industry Co. Ltd.	929,500	555
	China Dongxiang Group Co.	2,813,000	548
*	Renhe Commercial Holdings Co. Ltd.	10,734,000	532
	Bosideng International Holdings Ltd.	2,846,000	513
	Weifu High-Technology Group Co. Ltd. Class B	147,300	508
	Xinjiang Goldwind Science & Technology Co. Ltd.	476,000	505
*	Metallurgical Corp. of China Ltd.	2,795,000	490
	Guangzhou Shipyard International Co. Ltd.	226,800	483
^	Dongfang Electric Corp. Ltd.	348,400	479
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	208,900	473
*	China Zhongwang Holdings Ltd.	1,482,800	441
*,^ Maanshan Iron & Steel		1,818,000	437
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	418
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	440,500	403
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	200,391	400
*	Sinopec Yizheng Chemical Fibre Co. Ltd.	2,151,000	394
	Guangdong Electric Power Development Co. Ltd. Class B	654,360	386
	Kingboard Laminates Holdings Ltd.	1,035,500	386
	Harbin Electric Co. Ltd.	698,000	385
	China Merchants Property Development Co. Ltd. Class B	144,550	369
	Dazhong Transportation Group Co. Ltd. Class B	547,900	363
*	BOE Technology Group Co. Ltd. Class B	1,358,920	339
	Shenzhen Expressway Co. Ltd.	744,000	329
*,^ China Foods Ltd.		934,000	326
	Sinotruk Hong Kong Ltd.	631,500	324

Jiangling Motors Corp. Ltd. Class B	90,183	323
Lianhua Supermarket Holdings Co. Ltd.	528,200	309
China National Materials Co. Ltd.	1,604,000	308
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	288,860	308
* CITIC Resources Holdings Ltd.	2,472,690	303
Shandong Chenming Paper Holdings Ltd. Class B	584,700	283
Sinofert Holdings Ltd.	1,919,153	282
Anhui Gujing Distillery Co. Ltd. Class B	125,900	277
Anhui Expressway Co. Ltd.	518,000	265
Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	258
Sichuan Expressway Co. Ltd.	938,000	258
Sany Heavy Equipment International Holdings Co. Ltd.	966,000	252
Shanghai Friendship Group Inc. Co. Class B	188,490	247
* Shanghai Haixin Group Co. Class B	462,434	238
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	213
* Chaoda Modern Agriculture Holdings Ltd.	2,603,884	210
* Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	185
Double Coin Holdings Ltd. Class B	255,000	180
Foshan Electrical and Lighting Co. Ltd. Class B	198,820	170
* Huadian Energy Co. Ltd. Class B	468,600	139
Beijing North Star Co. Ltd.	620,000	131
Shandong Chenming Paper Holdings Ltd.	311,500	130
Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	130
Bengang Steel Plates Co. Class B	372,700	117
Jinzhou Port Co. Ltd. Class B	211,860	85
		728,960
Colombia (0.2%)
Ecopetrol SA	4,956,771	8,655
Bancolombia SA ADR	96,696	4,249
Grupo de Inversiones Suramericana SA	255,982	3,898
Almacenes Exito SA	247,937	3,259
Corp Financiera Colombiana SA	109,624	1,931
Cementos Argos SA	427,499	1,767
Grupo de Inversiones Suramericana SA Prior Pfd.	102,973	1,594
Interconexion Electrica SA ESP	367,297	1,352
Isagen SA ESP	912,230	1,330
* Cemex Latam Holdings SA	175,787	1,177
Grupo Aval Acciones y Valores Prior Pfd.	1,962,655	1,129
Grupo Argos SA Prior Pfd.	123,418	1,113
Ecopetrol SA ADR	30,464	1,044
		32,498
Czech Republic (0.0%)
CEZ AS	173,587	4,392
Komercni Banka AS	17,410	3,780
Telefonica Czech Republic AS	112,167	1,626
		9,798
Denmark (0.9%)
* Novo Nordisk A/S Class B	2,158,104	85,534
* Danske Bank A/S	872,924	19,715
AP Moeller - Maersk A/S Class B	1,527	17,003
Carlsberg A/S Class B	117,198	11,421
Novozymes A/S	253,344	10,921
TDC A/S	871,694	8,195
Coloplast A/S Class B	107,490	8,070
AP Moeller - Maersk A/S Class A	751	8,017
DSV A/S	188,806	6,059

	Chr Hansen Holding A/S	106,640	4,121
^	FLSmidth & Co. A/S	55,220	2,940
	Tryg A/S	25,656	2,449
*	William Demant Holding A/S	25,179	2,315
	H Lundbeck A/S	60,537	1,499
	Rockwool International A/S Class B	6,226	1,129
			189,388
Egypt (0.1%)
	Commercial International Bank Egypt SAE	900,067	4,347
*	Global Telecom Holding GDR	518,384	1,720
*	Egyptian Financial Group-Hermes Holding	541,418	880
*	Ezz Steel	349,074	852
	Egypt Kuwait Holding Co. SAE	792,753	785
	Telecom Egypt Co.	362,333	772
*	Talaat Moustafa Group	503,614	519
	Sidi Kerir Petrochemicals Co.	165,354	415
	ElSwedy Electric Co.	90,127	410
	Alexandria Mineral Oils Co.	21,413	195
			10,895
Finland (0.6%)
*	Nokia Oyj	4,155,288	28,790
	Sampo	521,443	24,192
	Kone Oyj Class B	410,459	16,697
	Fortum Oyj	493,368	10,601
	Wartsila OYJ Abp	173,466	9,413
	UPM-Kymmene Oyj	586,899	8,992
	Nokian Renkaat Oyj	145,751	6,148
	Stora Enso Oyj	636,728	5,949
	Metso Oyj	151,319	4,738
^	Neste Oil Oyj	147,495	2,631
	Kesko Oyj Class B	71,033	2,620
*,^ Valmet Corp.		148,897	1,256
			122,027
France (6.8%)
	Total SA	2,253,955	128,710
	Sanofi	1,269,971	124,314
	BNP Paribas SA	1,083,611	83,661
	AXA SA	2,074,746	54,453
	LVMH Moet Hennessy Louis Vuitton SA	274,432	48,825
	Schneider Electric SA	604,154	48,715
	Societe Generale SA	790,801	44,717
	Air Liquide SA	344,807	43,258
	L'Oreal SA	258,864	42,505
	Airbus Group NV	580,145	41,119
	Danone	605,933	39,992
	Vivendi SA	1,409,897	37,816
	Vinci SA	532,873	34,814
	GDF Suez	1,444,603	31,848
	Orange SA	1,995,271	24,627
	Pernod Ricard SA	217,811	23,365
	Cie de St-Gobain	437,670	22,963
	Carrefour SA	660,249	22,691
	Cie Generale des Etablissements Michelin	207,694	21,882
	Essilor International SA	217,210	21,810
	Safran SA	289,886	20,621
	Kering	81,343	16,223

	Renault SA	183,827	16,001
	Legrand SA	290,074	15,380
	Publicis Groupe SA	172,907	15,324
*	Credit Agricole SA	1,108,691	14,908
	Lafarge SA	200,788	14,409
*	Alcatel-Lucent	3,012,858	12,175
	Cap Gemini SA	162,658	11,077
	Christian Dior SA	58,325	10,662
	SES SA	329,640	10,582
	Technip SA	117,890	10,041
^	Sodexo	100,195	9,864
	Electricite de France	288,607	9,802
	Valeo SA	84,773	9,465
	Accor SA	192,285	9,165
	Dassault Systemes	69,570	8,239
	Bouygues SA	198,966	7,590
	Zodiac Aerospace	42,720	7,524
	Veolia Environnement SA	464,259	7,288
	Thales SA	111,494	7,261
	Arkema SA	65,185	6,951
	AtoS	79,298	6,928
	Alstom SA	240,988	6,833
	Rexel SA	261,192	6,707
	Casino Guichard Perrachon SA	63,570	6,546
	Bureau Veritas SA	246,628	6,407
	Vallourec SA	127,941	6,376
	Edenred	223,122	6,230
	Natixis	1,005,134	5,912
	Groupe Eurotunnel SA	531,965	5,870
	Iliad SA	24,967	5,716
	STMicroelectronics NV	689,358	5,647
	Suez Environnement Co.	291,287	5,219
	SCOR SE	154,108	5,000
	Aeroports de Paris	43,853	4,949
	Wendel SA	34,699	4,706
	Klepierre	108,251	4,697
	Eutelsat Communications SA	143,974	4,368
	Lagardere SCA	122,401	4,323
*,^ Peugeot SA		269,064	4,123
	Societe BIC SA	31,427	3,619
	Bollore SA	6,608	3,560
	CNP Assurances	176,716	3,461
	JCDecaux SA	73,649	3,141
	ICADE	35,378	3,101
	Hermes International	9,665	3,075
	Eurazeo SA	41,849	2,994
	Fonciere Des Regions	36,144	2,963
*	CGG SA	196,112	2,917
	Imerys SA	35,536	2,889
	Eiffage SA	45,544	2,644
	Gecina SA	20,353	2,483
	SEB SA	29,466	2,306
	Remy Cointreau SA	29,032	2,165
	Societe Television Francaise 1	112,685	2,081
*	Air France-KLM	172,401	1,978
	BioMerieux	17,331	1,822
	Euler Hermes SA	13,854	1,700

Ipsen SA	32,167	1,349
^ Eramet	11,409	1,087
		1,350,529
Germany (6.6%)
Bayer AG	917,556	120,804
^ Siemens AG	879,573	111,461
BASF SE	1,024,275	109,601
Daimler AG	1,058,252	88,594
Allianz SE	504,399	84,154
SAP AG	990,188	75,708
Deutsche Telekom AG	3,402,519	54,937
Deutsche Bank AG	1,129,442	54,628
Volkswagen AG Prior Pfd.	160,217	40,605
Bayerische Motoren Werke AG	360,134	39,212
Linde AG	205,238	38,865
E.ON SE	2,026,502	36,816
Muenchener Rueckversicherungs AG	177,102	36,561
Deutsche Post AG	1,054,880	36,486
Adidas AG	232,140	25,935
Continental AG	119,837	25,803
Fresenius SE & Co. KGaA	144,687	22,560
Henkel AG & Co. KGaA Prior Pfd.	191,782	20,783
RWE AG	536,617	19,860
Commerzbank AG	1,046,530	17,786
Fresenius Medical Care AG & Co. KGaA	236,925	16,665
Porsche Automobil Holding SE Prior Pfd.	169,867	16,622
Deutsche Boerse AG	206,655	15,892
Henkel AG & Co. KGaA	127,055	12,357
Infineon Technologies AG	1,198,203	12,353
* ThyssenKrupp AG	471,198	12,116
HeidelbergCement AG	156,524	11,645
Merck KGaA	71,162	11,033
Beiersdorf AG	111,028	10,985
Brenntag AG	57,470	9,905
GEA Group AG	197,604	9,266
Volkswagen AG	33,146	8,055
^ K&S AG	215,131	6,396
* Deutsche Lufthansa AG	264,933	6,305
Metro AG	147,093	6,065
LANXESS AG	92,175	6,047
* QIAGEN NV	260,251	5,699
* OSRAM Licht AG	96,129	5,617
Hannover Rueck SE	68,275	5,415
United Internet AG	121,929	5,328
Bilfinger SE	42,790	4,935
MAN SE	40,140	4,887
Hugo Boss AG	32,636	4,131
Fuchs Petrolub SE Prior Pfd.	39,379	3,550
^ Celesio AG	99,204	3,278
MTU Aero Engines AG	36,326	3,224
Kabel Deutschland Holding AG	24,092	3,164
Fraport AG Frankfurt Airport Services Worldwide	42,728	3,158
Axel Springer SE	46,108	2,951
* TUI AG	168,703	2,875
* Evonik Industries AG	75,456	2,848
Hochtief AG	31,653	2,521
Software AG	66,022	2,452

* Telefonica Deutschland Holding AG	281,138	2,239
^ Wacker Chemie AG	17,996	2,140
Suedzucker AG	84,441	2,105
Salzgitter AG	40,833	1,806
Fielmann AG	13,276	1,481
Fuchs Petrolub SE	18,238	1,413
* Talanx AG	39,681	1,272
Puma SE	2,950	838
Deutsche Postbank AG	16,138	816
Generali Deutschland Holding AG	4,026	613
		1,313,622
Greece (0.0%)
* Hellenic Telecommunications Organization SA	269,606	3,918
Hellenic Petroleum SA	82,741	803
		4,721
Hong Kong (2.5%)
AIA Group Ltd.	13,342,881	61,534
Hutchison Whampoa Ltd.	2,644,722	32,499
* Galaxy Entertainment Group Ltd.	2,312,000	22,464
Cheung Kong Holdings Ltd.	1,465,331	21,709
Sun Hung Kai Properties Ltd.	1,707,639	20,880
Sands China Ltd.	2,676,400	20,667
Hong Kong Exchanges and Clearing Ltd.	1,269,700	19,762
Jardine Matheson Holdings Ltd.	268,346	14,390
Hang Seng Bank Ltd.	848,300	13,285
CLP Holdings Ltd.	1,736,757	13,215
Hong Kong & China Gas Co. Ltd.	6,220,586	12,722
BOC Hong Kong Holdings Ltd.	3,977,882	12,018
Wharf Holdings Ltd.	1,709,275	11,679
Link REIT	2,530,843	11,370
Power Assets Holdings Ltd.	1,503,812	11,352
Want Want China Holdings Ltd.	7,264,805	9,729
Li & Fung Ltd.	6,377,555	8,782
Swire Pacific Ltd. Class A	778,441	8,325
Hongkong Land Holdings Ltd.	1,348,265	8,126
Jardine Strategic Holdings Ltd.	244,500	7,951
China Mengniu Dairy Co. Ltd.	1,581,000	7,211
Hang Lung Properties Ltd.	2,549,000	6,999
Henderson Land Development Co. Ltd.	1,199,032	6,390
SJM Holdings Ltd.	2,027,000	6,342
Tingyi Cayman Islands Holding Corp.	2,231,667	5,802
Bank of East Asia Ltd.	1,491,207	5,658
MTR Corp. Ltd.	1,541,000	5,416
New World Development Co. Ltd.	4,141,705	5,166
Wynn Macau Ltd.	1,196,500	5,118
Sino Land Co. Ltd.	3,375,600	4,492
Hang Lung Group Ltd.	916,741	4,226
Prada SPA	563,006	4,193
* Esprit Holdings Ltd.	2,145,344	4,048
Techtronic Industries Co.	1,503,000	3,844
Wheelock & Co. Ltd.	873,000	3,557
Sun Art Retail Group Ltd.	2,588,555	3,378
Swire Properties Ltd.	1,298,100	3,350
MGM China Holdings Ltd.	843,376	3,340
^ AAC Technologies Holdings Inc.	764,000	3,299
Melco International Development Ltd.	883,000	3,217

	Cheung Kong Infrastructure Holdings Ltd.	530,000	3,119
	Shangri-La Asia Ltd.	1,744,390	2,928
	Wing Hang Bank Ltd.	198,500	2,828
	Yue Yuen Industrial Holdings Ltd.	883,830	2,749
	Hysan Development Co. Ltd.	665,000	2,631
	First Pacific Co. Ltd.	2,494,350	2,484
*	Semiconductor Manufacturing International Corp.	23,738,000	2,419
	ASM Pacific Technology Ltd.	254,500	2,377
	Cathay Pacific Airways Ltd.	1,086,015	2,274
	Kerry Properties Ltd.	680,000	2,192
	Hopewell Holdings Ltd.	604,500	2,099
	NWS Holdings Ltd.	1,448,500	2,092
	VTech Holdings Ltd.	169,600	2,044
	Television Broadcasts Ltd.	307,100	1,916
	PCCW Ltd.	4,090,000	1,863
	Chow Tai Fook Jewellery Group Ltd.	1,127,400	1,655
	Xinyi Glass Holdings Ltd.	1,966,000	1,601
	New World China Land Ltd.	2,729,400	1,446
*	FIH Mobile Ltd.	2,813,000	1,395
	Johnson Electric Holdings Ltd.	1,503,500	1,349
	Shui On Land Ltd.	3,790,700	1,196
	Champion REIT	2,711,000	1,151
	Shougang Fushan Resources Group Ltd.	3,994,000	1,093
	Cafe de Coral Holdings Ltd.	348,000	1,067
	Huabao International Holdings Ltd.	2,073,000	1,057
	Shun Tak Holdings Ltd.	1,791,625	1,032
^	Uni-President China Holdings Ltd.	1,132,752	1,021
*	Kerry Logistics Network Ltd.	596,000	1,007
	L'Occitane International SA	461,500	913
*,^ Macau Legend Development Ltd.		948,000	911
	Lifestyle International Holdings Ltd.	488,000	873
	Orient Overseas International Ltd.	206,500	857
*	Brightoil Petroleum Holdings Ltd.	3,104,000	840
	Great Eagle Holdings Ltd.	253,000	824
	Dah Sing Financial Holdings Ltd.	141,700	679
	Texwinca Holdings Ltd.	660,000	631
*,^ United Co. RUSAL plc		1,684,876	595
	Dah Sing Banking Group Ltd.	366,120	531
	China Travel International Inv HK	2,748,000	523
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		2,784,229	488
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,269,000	464
	Hopewell Highway Infrastructure Ltd.	969,600	451
	Parkson Retail Group Ltd.	1,438,000	438
*	Xinyi Solar Holdings Ltd.	1,966,000	413
	Kowloon Development Co. Ltd.	311,000	360
	Hutchison Harbour Ring Ltd.	2,988,000	242
*	Top Frontier Investment Holdings Inc	76,992	122
*	Mongolian Mining Corp.	884,200	96
			500,841
Hungary (0.1%)
	OTP Bank plc	207,950	3,823
*	Richter Gedeon Nyrt	161,565	3,272
	MOL Hungarian Oil & Gas plc	50,699	3,110
	Magyar Telekom Telecommunications plc	440,019	591
			10,796

India (1.6%)
Infosys Ltd. ADR	521,674	30,560
Housing Development Finance Corp.	1,726,840	22,007
Tata Consultancy Services Ltd.	520,389	18,420
2 Reliance Industries Ltd. GDR	603,239	15,836
HDFC Bank Ltd. ADR	418,824	13,105
ITC Ltd.	2,107,829	10,873
Oil & Natural Gas Corp. Ltd.	2,274,776	9,880
ICICI Bank Ltd. ADR	305,719	9,835
Sun Pharmaceutical Industries Ltd.	848,971	7,874
Reliance Industries Ltd.	573,555	7,617
Wipro Ltd. ADR	572,484	7,408
Hindustan Unilever Ltd.	790,708	7,177
Bharti Airtel Ltd.	1,417,113	7,064
HCL Technologies Ltd.	291,307	6,758
Tata Motors Ltd.	1,062,798	5,901
Mahindra & Mahindra Ltd.	329,007	4,632
Sesa Sterlite Ltd.	1,480,280	4,442
Axis Bank Ltd.	250,633	4,412
NTPC Ltd.	2,192,316	4,400
Dr Reddy's Laboratories Ltd. ADR	96,828	4,040
State Bank of India GDR	83,923	4,028
Larsen & Toubro Ltd.	240,526	3,726
United Spirits Ltd.	93,591	3,671
Tech Mahindra Ltd.	112,827	3,218
Kotak Mahindra Bank Ltd.	293,114	3,035
Hero MotoCorp Ltd.	87,185	2,724
Coal India Ltd.	689,443	2,712
Cairn India Ltd.	496,274	2,566
Asian Paints Ltd.	318,791	2,377
Bajaj Auto Ltd.	76,060	2,304
Lupin Ltd.	163,150	2,293
Cipla Ltd.	352,225	2,292
Maruti Suzuki India Ltd.	82,514	2,146
Zee Entertainment Enterprises Ltd.	502,433	2,137
Power Grid Corp. of India Ltd.	1,367,759	2,077
Nestle India Ltd.	25,258	2,036
NMDC Ltd.	874,924	2,019
Idea Cellular Ltd.	841,430	1,927
Ultratech Cement Ltd.	69,869	1,908
JSW Steel Ltd.	129,289	1,887
GAIL India Ltd.	328,039	1,867
Bharat Heavy Electricals Ltd.	641,185	1,755
IndusInd Bank Ltd.	282,819	1,697
Ambuja Cements Ltd.	652,388	1,653
Jindal Steel & Power Ltd.	407,767	1,628
Hindalco Industries Ltd.	901,413	1,566
Godrej Consumer Products Ltd.	124,912	1,495
Tata Steel Ltd.	254,424	1,439
Indian Oil Corp. Ltd.	342,895	1,331
Shriram Transport Finance Co. Ltd.	133,426	1,325
Reliance Communications Ltd.	669,521	1,322
Adani Ports and Special Economic Zone Ltd.	542,280	1,270
IDFC Ltd.	850,558	1,268
Dabur India Ltd.	443,846	1,216
* Oracle Financial Services Software Ltd.	23,113	1,184
Adani Enterprises Ltd.	290,968	1,111

Bharat Petroleum Corp. Ltd.	188,254	1,091
Rural Electrification Corp. Ltd.	379,069	1,085
GlaxoSmithKline Pharmaceuticals Ltd.	22,705	1,081
Tata Power Co. Ltd.	911,577	1,073
DLF Ltd.	486,907	1,061
Glenmark Pharmaceuticals Ltd.	118,012	1,051
United Breweries Ltd.	75,704	1,003
Yes Bank Ltd.	192,828	928
Steel Authority of India Ltd.	905,122	928
Oil India Ltd.	122,048	924
Grasim Industries Ltd.	22,549	918
Divi's Laboratories Ltd.	40,503	851
Titan Co. Ltd.	236,499	837
Siemens Ltd.	95,084	834
Bank of Baroda	92,880	814
Infosys Ltd.	13,464	791
Reliance Infrastructure Ltd.	130,856	779
Piramal Enterprises Ltd.	85,836	758
ACC Ltd.	45,469	732
GlaxoSmithKline Consumer Healthcare Ltd.	10,585	721
Power Finance Corp. Ltd.	321,581	700
Wipro Ltd.	75,365	692
Colgate-Palmolive India Ltd.	32,913	683
* Ranbaxy Laboratories Ltd.	128,021	655
Cadila Healthcare Ltd.	49,884	651
Jaiprakash Associates Ltd.	1,013,297	644
Reliance Capital Ltd.	122,183	630
Indiabulls Housing Finance Ltd.	190,150	627
ICICI Bank Ltd.	40,295	623
Punjab National Bank	71,765	615
Dr Reddy's Laboratories Ltd.	14,261	594
Shree Cement Ltd.	8,229	584
HDFC Bank Ltd.	57,827	572
Castrol India Ltd.	120,359	565
* Reliance Power Ltd.	569,512	564
Bharat Forge Ltd.	100,344	556
Hindustan Zinc Ltd.	259,833	537
Bharti Infratel Ltd.	191,927	527
Container Corp. Of India	44,767	522
Hindustan Petroleum Corp. Ltd.	133,397	518
Aditya Birla Nuvo Ltd.	29,284	514
Mphasis Ltd.	82,000	485
Cummins India Ltd.	69,284	480
ABB India Ltd.	51,284	474
NHPC Ltd.	1,633,715	466
Sun TV Network Ltd.	80,010	460
Bajaj Holdings and Investment Ltd.	26,935	397
GMR Infrastructure Ltd.	1,224,671	397
Bank of India	124,992	383
Exide Industries Ltd.	212,450	340
Crompton Greaves Ltd.	175,398	325
Union Bank of India	188,519	324
Godrej Industries Ltd.	73,817	321
Tata Communications Ltd.	72,669	319
Canara Bank	89,942	318
* Unitech Ltd.	1,523,516	307
* Adani Power Ltd.	582,769	299

Bharat Electronics Ltd.	19,420	287
JSW Energy Ltd.	404,030	284
IDBI Bank Ltd.	312,682	278
Tata Chemicals Ltd.	61,655	259
Ashok Leyland Ltd.	808,985	211
Wockhardt Ltd.	32,119	202
Great Eastern Shipping Co. Ltd.	38,057	179
Torrent Power Ltd.	100,414	151
Oriental Bank of Commerce	45,577	126
* Mangalore Refinery & Petrochemicals Ltd.	149,186	100
Corp Bank	22,522	89
* Essar Oil Ltd.	117,332	83
		315,628
Indonesia (0.5%)
Astra International Tbk PT	22,179,358	11,703
Bank Central Asia Tbk PT	13,517,000	11,010
* Telekomunikasi Indonesia Persero Tbk PT	55,835,100	10,312
Bank Rakyat Indonesia Persero Tbk PT	11,826,000	8,089
Bank Mandiri Persero Tbk PT	10,302,978	7,367
Perusahaan Gas Negara Persero Tbk PT	11,669,500	4,514
Semen Indonesia Persero Tbk PT	3,448,500	4,023
Unilever Indonesia Tbk PT	1,347,800	3,158
Bank Negara Indonesia Persero Tbk PT	8,127,644	2,912
United Tractors Tbk PT	1,825,358	2,893
Charoen Pokphand Indonesia Tbk PT	8,312,500	2,826
Indofood Sukses Makmur Tbk PT	4,917,000	2,792
Kalbe Farma Tbk PT	22,658,981	2,613
Indocement Tunggal Prakarsa Tbk PT	1,420,000	2,590
Gudang Garam Tbk PT	642,100	2,207
Indofood CBP Sukses Makmur Tbk PT	1,500,500	1,345
Adaro Energy Tbk PT	16,070,458	1,253
Bank Danamon Indonesia Tbk PT	3,401,894	1,211
XL Axiata Tbk PT	3,019,000	1,201
Media Nusantara Citra Tbk PT	5,084,000	933
Jasa Marga Persero Tbk PT	2,131,500	895
Indo Tambangraya Megah Tbk PT	399,000	877
Astra Agro Lestari Tbk PT	400,000	698
Global Mediacom Tbk PT	4,108,500	617
Tambang Batubara Bukit Asam Persero Tbk PT	805,000	611
* Bumi Resources Tbk PT	20,918,500	523
Indosat Tbk PT	1,188,500	413
Vale Indonesia Tbk PT	2,111,500	399
Aneka Tambang Persero Tbk PT	3,116,500	263
		90,248
Ireland (0.2%)
* Bank of Ireland	30,628,496	12,155
Kerry Group plc Class A	161,404	10,859
* Ryanair Holdings plc ADR	143,630	6,787
* Ryanair Holdings plc	58,749	501
* Irish Bank Resolution Corp. Ltd.	236,607	—
		30,302
Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	949,249	42,358
Bank Hapoalim BM	1,072,812	5,583
* Bank Leumi Le-Israel BM	1,422,437	5,419
Israel Chemicals Ltd.	503,754	4,122

	Bezeq The Israeli Telecommunication Corp. Ltd.	2,138,184	3,281
	NICE Systems Ltd.	65,427	2,577
	Delek Group Ltd.	5,170	1,846
	Elbit Systems Ltd.	31,149	1,762
	Mizrahi Tefahot Bank Ltd.	123,311	1,504
*	Israel Discount Bank Ltd. Class A	838,117	1,444
	Azrieli Group	39,929	1,262
*	Israel Corp. Ltd.	2,344	1,182
	Gazit-Globe Ltd.	92,033	1,148
	Osem Investments Ltd.	40,567	903
*	Partner Communications Co. Ltd.	91,767	792
	Shikun & Binui Ltd.	338,898	792
*	EZchip Semiconductor Ltd.	29,223	713
	Paz Oil Co. Ltd.	4,811	713
	Cellcom Israel Ltd. (Registered)	50,556	628
	Harel Insurance Investments & Financial Services Ltd.	111,920	627
	Strauss Group Ltd.	29,498	521
*	Delek Energy Systems Ltd.	709	470
	Clal Insurance Enterprises Holdings Ltd.	22,729	411
	First International Bank Of Israel Ltd.	22,480	357
	Ormat Industries	53,230	351
*	Oil Refineries Ltd.	1,179,965	336
	Delek Automotive Systems Ltd.	29,330	303
	Migdal Insurance & Financial Holding Ltd.	171,429	278
*	Koor Industries Ltd.	11,063	227
	Shufersal Ltd.	56,514	214
			82,124
Italy (1.7%)
	Eni SPA	2,728,937	61,834
	UniCredit SPA	4,936,576	37,033
	Intesa Sanpaolo SPA (Registered)	12,192,780	32,969
	Enel SPA	7,199,237	32,847
	Assicurazioni Generali SPA	1,396,646	30,201
	Telecom Italia SPA (Registered)	11,579,189	12,865
	Snam SPA	2,320,664	12,729
	Luxottica Group SPA	191,713	10,194
	Atlantia SPA	438,872	9,999
*	Fiat SPA	953,198	9,500
	Terna Rete Elettrica Nazionale SPA	1,560,300	7,578
	Unione di Banche Italiane SCPA	949,565	6,917
	Saipem SPA	272,239	6,385
	Tenaris SA ADR	137,850	6,132
	Pirelli & C. SPA	370,676	5,974
	Prysmian SPA	238,667	5,836
	Telecom Italia SPA (Bearer)	6,675,974	5,623
	Tenaris SA	248,255	5,543
*	Mediobanca SPA	538,418	4,936
	Enel Green Power SPA	1,696,161	4,281
	Exor SPA	107,810	4,227
*	Finmeccanica SPA	455,906	4,005
*	Mediaset SPA	751,503	3,826
*,^ Banco Popolare SC		1,901,876	3,259
	Davide Campari-Milano SPA	341,852	2,729
	Mediolanum SPA	278,877	2,401
	Gtech SPA	77,804	2,368
*,^ Banca Monte dei Paschi di Siena SPA		6,378,935	1,452
	Parmalat SPA	406,983	1,355

Buzzi Unicem SPA	73,614	1,343
		336,341
Japan (16.0%)
Toyota Motor Corp.	2,939,149	167,531
Mitsubishi UFJ Financial Group Inc.	15,698,607	94,275
SoftBank Corp.	1,044,454	75,771
Honda Motor Co. Ltd.	1,989,846	74,765
Sumitomo Mitsui Financial Group Inc.	1,490,514	68,954
Mizuho Financial Group Inc.	26,508,191	55,875
Takeda Pharmaceutical Co. Ltd.	857,331	39,971
Japan Tobacco Inc.	1,288,600	39,800
Hitachi Ltd.	5,137,658	39,064
Canon Inc.	1,255,577	36,750
FANUC Corp.	217,990	35,153
Seven & I Holdings Co. Ltd.	864,229	34,248
Mitsubishi Estate Co. Ltd.	1,401,247	34,239
KDDI Corp.	606,194	33,330
Astellas Pharma Inc.	514,056	31,614
East Japan Railway Co.	420,526	31,381
Mitsui Fudosan Co. Ltd.	947,500	29,849
Mitsubishi Corp.	1,593,694	29,393
Nippon Steel & Sumitomo Metal Corp.	9,370,069	28,356
Denso Corp.	531,445	27,468
Nomura Holdings Inc.	3,894,300	27,162
Panasonic Corp.	2,353,120	26,801
Bridgestone Corp.	739,797	26,632
Mitsui & Co. Ltd.	1,912,118	25,561
Shin-Etsu Chemical Co. Ltd.	456,573	25,381
NTT DOCOMO Inc.	1,565,700	25,170
Mitsubishi Electric Corp.	2,192,148	24,715
Nissan Motor Co. Ltd.	2,811,225	23,977
Nippon Telegraph & Telephone Corp.	442,457	23,849
Sumitomo Realty & Development Co. Ltd.	539,700	23,716
Mitsubishi Heavy Industries Ltd.	3,555,000	23,021
Central Japan Railway Co.	202,112	21,963
Komatsu Ltd.	1,056,900	21,848
Tokio Marine Holdings Inc.	748,927	21,743
Kubota Corp.	1,396,266	21,448
Fast Retailing Co. Ltd.	58,800	21,418
ITOCHU Corp.	1,721,870	20,930
Keyence Corp.	50,521	20,817
Murata Manufacturing Co. Ltd.	222,500	20,604
Sumitomo Mitsui Trust Holdings Inc.	4,253,168	20,572
ORIX Corp.	1,352,000	20,563
Fuji Heavy Industries Ltd.	696,700	19,052
Toshiba Corp.	4,553,452	18,915
Kao Corp.	580,900	18,402
Daiwa Securities Group Inc.	1,955,500	18,218
Sony Corp.	1,099,800	17,357
SMC Corp.	68,753	17,117
Daikin Industries Ltd.	297,914	17,057
Kyocera Corp.	363,324	16,246
Dai-ichi Life Insurance Co. Ltd.	1,064,500	15,965
Sumitomo Corp.	1,240,438	15,400
FUJIFILM Holdings Corp.	504,372	14,647
* Mazda Motor Corp.	3,023,000	14,537
MS&AD Insurance Group Holdings	605,775	14,054

Tokyo Gas Co. Ltd.	2,784,242	13,940
Nintendo Co. Ltd.	117,400	13,939
Daiwa House Industry Co. Ltd.	737,006	13,877
Nidec Corp.	122,696	13,693
Hoya Corp.	488,800	13,507
Kirin Holdings Co. Ltd.	995,756	13,504
Sumitomo Electric Industries Ltd.	845,194	13,250
Otsuka Holdings Co. Ltd.	427,700	13,035
Secom Co. Ltd.	229,344	12,900
Asahi Group Holdings Ltd.	475,383	12,885
JX Holdings Inc.	2,681,730	12,882
Marubeni Corp.	1,845,174	12,854
Daiichi Sankyo Co. Ltd.	767,440	12,702
Inpex Corp.	1,020,600	12,007
Suzuki Motor Corp.	462,400	11,979
Eisai Co. Ltd.	306,811	11,740
Resona Holdings Inc.	2,139,573	11,271
Toray Industries Inc.	1,719,390	11,258
Asahi Kasei Corp.	1,476,407	11,219
NKSJ Holdings Inc.	427,900	11,173
* Fujitsu Ltd.	1,987,055	11,113
JFE Holdings Inc.	516,200	10,697
Ajinomoto Co. Inc.	711,697	9,987
Tokyo Electron Ltd.	193,066	9,865
Dentsu Inc.	247,918	9,755
* Olympus Corp.	327,337	9,618
Terumo Corp.	203,301	9,457
Omron Corp.	238,000	9,403
Yamato Holdings Co. Ltd.	445,958	9,354
* Kansai Electric Power Co. Inc.	855,800	9,285
Chubu Electric Power Co. Inc.	780,165	9,265
JGC Corp.	245,604	9,262
Ono Pharmaceutical Co. Ltd.	103,000	9,000
T&D Holdings Inc.	734,879	8,945
Oriental Land Co. Ltd.	58,401	8,889
Osaka Gas Co. Ltd.	2,191,921	8,839
Sekisui House Ltd.	629,889	8,727
West Japan Railway Co.	211,294	8,635
Toyota Industries Corp.	188,757	8,596
Tokyu Corp.	1,385,537	8,595
Isuzu Motors Ltd.	1,451,200	8,591
Yahoo Japan Corp.	1,507,200	8,485
Ricoh Co. Ltd.	798,841	8,381
Nitto Denko Corp.	186,159	8,367
NEC Corp.	2,890,000	8,354
Aeon Co. Ltd.	658,300	8,182
LIXIL Group Corp.	317,573	8,159
Daito Trust Construction Co. Ltd.	86,100	8,127
Aisin Seiki Co. Ltd.	218,809	8,008
Shimano Inc.	88,900	7,895
Sumitomo Metal Mining Co. Ltd.	589,700	7,660
Makita Corp.	146,000	7,507
Kawasaki Heavy Industries Ltd.	1,710,037	7,433
* Tokyo Electric Power Co. Inc.	1,629,363	7,401
IHI Corp.	1,626,000	7,376
Shionogi & Co. Ltd.	359,900	7,316
Hankyu Hanshin Holdings Inc.	1,441,700	7,310

Unicharm Corp.	130,693	7,104
Sumitomo Chemical Co. Ltd.	1,741,500	7,093
Shizuoka Bank Ltd.	699,877	7,031
Shiseido Co. Ltd.	436,299	6,924
Bank of Yokohama Ltd.	1,373,869	6,883
Kintetsu Corp.	1,977,500	6,817
Dai Nippon Printing Co. Ltd.	680,566	6,737
Nikon Corp.	390,620	6,659
Mitsubishi Chemical Holdings Corp.	1,511,715	6,456
* Mitsubishi Motors Corp.	585,920	6,336
Yakult Honsha Co. Ltd.	126,140	6,161
TDK Corp.	135,100	6,091
Konica Minolta Inc.	576,289	6,051
TOTO Ltd.	379,000	5,997
Odakyu Electric Railway Co. Ltd.	682,210	5,982
Asahi Glass Co. Ltd.	1,049,300	5,923
NSK Ltd.	518,000	5,844
Toyota Tsusho Corp.	247,402	5,789
* Kyushu Electric Power Co. Inc.	508,148	5,776
Chugai Pharmaceutical Co. Ltd.	254,900	5,772
* Tohoku Electric Power Co. Inc.	524,900	5,657
Nippon Yusen KK	1,816,700	5,643
* Sharp Corp.	1,628,657	5,540
NGK Spark Plug Co. Ltd.	239,608	5,527
Chiba Bank Ltd.	874,500	5,501
Tobu Railway Co. Ltd.	1,181,690	5,491
Sekisui Chemical Co. Ltd.	474,000	5,452
Taisei Corp.	1,230,700	5,385
Sega Sammy Holdings Inc.	226,800	5,382
Lawson Inc.	72,800	5,279
Rohm Co. Ltd.	105,500	5,257
NGK Insulators Ltd.	310,000	5,241
Taiheiyo Cement Corp.	1,407,000	5,228
NTT Data Corp.	146,900	5,184
Mitsui OSK Lines Ltd.	1,235,500	5,078
Namco Bandai Holdings Inc.	225,900	5,077
Isetan Mitsukoshi Holdings Ltd.	402,840	5,059
* Kobe Steel Ltd.	3,040,000	5,032
Nippon Express Co. Ltd.	1,066,500	5,011
Electric Power Development Co. Ltd.	166,600	4,933
Oji Holdings Corp.	1,045,200	4,932
MEIJI Holdings Co. Ltd.	78,645	4,918
Toppan Printing Co. Ltd.	674,000	4,915
Hirose Electric Co. Ltd.	34,800	4,885
Mitsubishi Materials Corp.	1,449,000	4,848
Seiko Epson Corp.	183,300	4,772
Yokogawa Electric Corp.	299,600	4,625
Chugoku Electric Power Co. Inc.	353,100	4,617
Keikyu Corp.	580,657	4,528
Kuraray Co. Ltd.	398,300	4,473
Obayashi Corp.	752,700	4,439
Sysmex Corp.	80,310	4,420
* Tokyu Fudosan Holdings Corp.	508,223	4,405
Hulic Co. Ltd.	348,043	4,398
Credit Saison Co. Ltd.	179,584	4,387
Hino Motors Ltd.	299,200	4,370
Keio Corp.	672,031	4,305

Tokyo Tatemono Co. Ltd.	461,000	4,277
Yamaha Motor Co. Ltd.	322,900	4,256
Nippon Paint Co. Ltd.	253,000	4,169
JSR Corp.	232,100	4,126
Nitori Holdings Co. Ltd.	42,441	4,111
Hisamitsu Pharmaceutical Co. Inc.	87,801	3,985
Fukuoka Financial Group Inc.	953,700	3,971
Stanley Electric Co. Ltd.	174,000	3,914
Nissin Foods Holdings Co. Ltd.	90,100	3,905
Joyo Bank Ltd.	807,072	3,798
Shimizu Corp.	706,000	3,788
Brother Industries Ltd.	301,700	3,787
Santen Pharmaceutical Co. Ltd.	89,900	3,778
Nippon Meat Packers Inc.	220,000	3,753
J Front Retailing Co. Ltd.	561,400	3,749
Kansai Paint Co. Ltd.	277,000	3,739
JTEKT Corp.	256,800	3,737
Kajima Corp.	1,009,200	3,732
Suruga Bank Ltd.	220,000	3,725
Yaskawa Electric Corp.	275,000	3,724
Shinsei Bank Ltd.	1,807,000	3,675
Mitsubishi Tanabe Pharma Corp.	248,800	3,655
SBI Holdings Inc.	266,280	3,645
Aozora Bank Ltd.	1,277,488	3,643
Taisho Pharmaceutical Holdings Co. Ltd.	50,400	3,623
Daihatsu Motor Co. Ltd.	232,200	3,614
Nomura Research Institute Ltd.	109,200	3,567
Trend Micro Inc.	115,600	3,554
Yamada Denki Co. Ltd.	1,023,800	3,534
Toyo Seikan Group Holdings Ltd.	199,000	3,525
Aeon Mall Co. Ltd.	119,280	3,504
Suntory Beverage & Food Ltd.	104,100	3,396
Don Quijote Holdings Co. Ltd.	55,600	3,373
Kikkoman Corp.	190,000	3,364
Asics Corp.	193,900	3,345
Toyo Suisan Kaisha Ltd.	106,000	3,326
Amada Co. Ltd.	409,000	3,300
USS Co. Ltd.	240,200	3,282
Japan Airlines Co. Ltd.	65,194	3,271
Rinnai Corp.	42,200	3,257
Iyo Bank Ltd.	344,300	3,219
Mitsubishi Gas Chemical Co. Inc.	456,000	3,209
Ebara Corp.	499,000	3,198
Bank of Kyoto Ltd.	403,000	3,194
Sony Financial Holdings Inc.	194,600	3,145
Toho Co. Ltd.	152,300	3,138
Mitsubishi UFJ Lease & Finance Co. Ltd.	603,400	3,134
Hamamatsu Photonics KK	74,600	3,134
* Iida Group Holdings Co. Ltd.	175,800	3,112
FamilyMart Co. Ltd.	67,400	3,059
Miraca Holdings Inc.	64,700	3,059
Yamaha Corp.	208,000	3,056
Dainippon Sumitomo Pharma Co. Ltd.	179,900	3,054
Kyowa Hakko Kirin Co. Ltd.	300,000	3,043
Casio Computer Co. Ltd.	278,426	3,015
Hachijuni Bank Ltd.	543,000	3,004
Sankyo Co. Ltd.	62,900	2,978

THK Co. Ltd.	137,100	2,969
Benesse Holdings Inc.	75,100	2,964
Alfresa Holdings Corp.	51,900	2,945
Hokuhoku Financial Group Inc.	1,552,000	2,940
Yokohama Rubber Co. Ltd.	330,000	2,937
Marui Group Co. Ltd.	313,200	2,933
Takashimaya Co. Ltd.	312,000	2,906
Citizen Holdings Co. Ltd.	371,700	2,903
Sumitomo Heavy Industries Ltd.	626,200	2,903
Minebea Co. Ltd.	388,000	2,900
M3 Inc.	989	2,896
Suzuken Co. Ltd.	83,925	2,895
Nagoya Railroad Co. Ltd.	967,000	2,885
Hitachi Metals Ltd.	184,000	2,866
Seven Bank Ltd.	752,460	2,865
Chiyoda Corp.	186,000	2,855
Tosoh Corp.	666,000	2,845
MediPal Holdings Corp.	195,700	2,836
Nabtesco Corp.	126,800	2,833
Keisei Electric Railway Co. Ltd.	317,000	2,816
Shimadzu Corp.	316,000	2,807
Kakaku.com Inc.	147,988	2,805
MISUMI Group Inc.	97,084	2,779
Air Water Inc.	186,000	2,733
Sumitomo Rubber Industries Ltd.	198,200	2,730
^ ANA Holdings Inc.	1,278,258	2,728
Konami Corp.	113,700	2,695
Fuji Electric Co. Ltd.	620,000	2,689
Kurita Water Industries Ltd.	126,400	2,685
Hokuriku Electric Power Co.	218,400	2,684
TonenGeneral Sekiyu KK	306,000	2,682
Nomura Real Estate Holdings Inc.	132,800	2,679
Daicel Corp.	334,000	2,667
Hiroshima Bank Ltd.	664,200	2,665
Toho Gas Co. Ltd.	569,000	2,639
Gunma Bank Ltd.	498,000	2,623
Nissan Chemical Industries Ltd.	184,800	2,622
* Alps Electric Co. Ltd.	200,000	2,607
Shimamura Co. Ltd.	29,232	2,585
Sojitz Corp.	1,502,200	2,568
Nisshin Seifun Group Inc.	257,750	2,557
^ Dena Co. Ltd.	133,300	2,542
AEON Financial Service Co. Ltd.	109,900	2,542
* Haseko Corp.	339,700	2,534
Ibiden Co. Ltd.	137,500	2,520
Nippon Kayaku Co. Ltd.	190,000	2,513
Koito Manufacturing Co. Ltd.	124,000	2,507
DIC Corp.	875,700	2,500
* Shikoku Electric Power Co. Inc.	175,172	2,500
* NTN Corp.	578,000	2,495
Idemitsu Kosan Co. Ltd.	111,700	2,492
^ Sanrio Co. Ltd.	67,588	2,489
Kamigumi Co. Ltd.	278,000	2,486
Mitsui Chemicals Inc.	1,030,000	2,474
Ryohin Keikaku Co. Ltd.	26,400	2,434
Yamaguchi Financial Group Inc.	266,000	2,409
Teijin Ltd.	1,069,000	2,397

Ube Industries Ltd.	1,172,000	2,396
Sawai Pharmaceutical Co. Ltd.	39,900	2,396
Dowa Holdings Co. Ltd.	264,000	2,386
Keihan Electric Railway Co. Ltd.	628,000	2,376
* Hokkaido Electric Power Co. Inc.	224,000	2,318
Obic Co. Ltd.	75,100	2,316
Showa Denko KK	1,698,200	2,300
Mitsubishi Logistics Corp.	164,000	2,294
Otsuka Corp.	19,000	2,248
GS Yuasa Corp.	431,000	2,242
Hakuhodo DY Holdings Inc.	275,900	2,227
Hitachi Construction Machinery Co. Ltd.	115,000	2,209
Taiyo Nippon Sanso Corp.	319,000	2,201
Park24 Co. Ltd.	106,300	2,191
Showa Shell Sekiyu KK	231,700	2,190
Chugoku Bank Ltd.	176,600	2,190
Kaneka Corp.	352,000	2,177
NHK Spring Co. Ltd.	211,200	2,169
Zeon Corp.	216,000	2,101
^ Square Enix Holdings Co. Ltd.	73,700	2,093
Nishi-Nippon City Bank Ltd.	828,700	2,078
^ Nippon Paper Industries Co. Ltd.	115,800	2,075
Nippon Electric Glass Co. Ltd.	457,500	2,061
NOK Corp.	126,400	2,044
Advantest Corp.	190,300	2,041
Japan Steel Works Ltd.	399,500	1,970
COMSYS Holdings Corp.	131,700	1,908
Tsumura & Co.	75,400	1,872
DMG Mori Seiki Co. Ltd.	108,100	1,871
Denki Kagaku Kogyo KK	483,000	1,863
Maruichi Steel Tube Ltd.	70,000	1,821
Azbil Corp.	76,400	1,797
Nippon Shokubai Co. Ltd.	170,000	1,783
Hoshizaki Electric Co. Ltd.	49,593	1,770
Disco Corp.	25,300	1,767
77 Bank Ltd.	386,000	1,754
Sugi Holdings Co. Ltd.	43,865	1,753
Furukawa Electric Co. Ltd.	718,000	1,751
Jafco Co. Ltd.	32,300	1,737
Mabuchi Motor Co. Ltd.	30,100	1,722
Daido Steel Co. Ltd.	340,700	1,689
Fujikura Ltd.	366,000	1,686
Rohto Pharmaceutical Co. Ltd.	105,000	1,678
Kewpie Corp.	117,700	1,678
Toyobo Co. Ltd.	934,000	1,670
Sotetsu Holdings Inc.	463,000	1,665
Hikari Tsushin Inc.	19,800	1,651
Yamazaki Baking Co. Ltd.	152,000	1,639
Toyoda Gosei Co. Ltd.	77,400	1,625
Takara Holdings Inc.	201,000	1,622
Ushio Inc.	134,700	1,605
Kawasaki Kisen Kaisha Ltd.	688,000	1,604
Kobayashi Pharmaceutical Co. Ltd.	29,400	1,595
OKUMA Corp.	166,000	1,579
Hitachi High-Technologies Corp.	67,900	1,557
Hitachi Chemical Co. Ltd.	108,700	1,554
Mitsui Engineering & Shipbuilding Co. Ltd.	792,700	1,553

Aoyama Trading Co. Ltd.	60,100	1,552
Seino Holdings Co. Ltd.	163,000	1,547
Sumitomo Osaka Cement Co. Ltd.	412,000	1,544
Sumitomo Forestry Co. Ltd.	142,900	1,538
Mitsui Mining & Smelting Co. Ltd.	577,000	1,531
* Acom Co. Ltd.	517,000	1,526
Taiyo Yuden Co. Ltd.	126,300	1,526
Nishi-Nippon Railroad Co. Ltd.	400,000	1,520
Glory Ltd.	61,900	1,519
Sundrug Co. Ltd.	35,900	1,506
Sapporo Holdings Ltd.	396,200	1,502
Nagase & Co. Ltd.	127,700	1,487
Nisshinbo Holdings Inc.	169,000	1,468
Yamato Kogyo Co. Ltd.	49,000	1,444
Kinden Corp.	147,000	1,443
Lion Corp.	273,000	1,434
^ Nipro Corp.	164,400	1,433
Ezaki Glico Co. Ltd.	107,000	1,427
^ Kagome Co. Ltd.	86,100	1,426
Century Tokyo Leasing Corp.	49,244	1,417
Nichirei Corp.	310,000	1,408
NTT Urban Development Corp.	144,700	1,400
Oracle Corp. Japan	35,000	1,389
Ito En Ltd.	64,100	1,380
UNY Group Holdings Co. Ltd.	228,300	1,371
Wacoal Holdings Corp.	132,000	1,364
Matsui Securities Co. Ltd.	119,500	1,354
Sohgo Security Services Co. Ltd.	71,300	1,338
Calbee Inc.	58,204	1,332
Coca-Cola West Co. Ltd.	67,600	1,322
Rengo Co. Ltd.	250,000	1,321
Autobacs Seven Co. Ltd.	81,700	1,317
Shiga Bank Ltd.	270,000	1,316
Senshu Ikeda Holdings Inc.	293,240	1,309
* Nippon Sheet Glass Co. Ltd.	1,002,344	1,303
Juroku Bank Ltd.	374,000	1,301
Kaken Pharmaceutical Co. Ltd.	80,201	1,288
SCSK Corp.	46,476	1,282
Hitachi Capital Corp.	51,200	1,277
Daishi Bank Ltd.	360,000	1,275
Matsumotokiyoshi Holdings Co. Ltd.	35,500	1,264
North Pacific Bank Ltd.	325,300	1,263
KYORIN Holdings Inc.	54,820	1,227
Japan Petroleum Exploration Co.	32,400	1,200
K's Holdings Corp.	44,344	1,186
Keiyo Bank Ltd.	271,000	1,168
Nexon Co. Ltd.	133,638	1,165
Exedy Corp.	37,026	1,161
San-In Godo Bank Ltd.	167,000	1,160
Izumi Co. Ltd.	38,200	1,156
Shimachu Co. Ltd.	52,200	1,155
House Foods Group Inc.	76,100	1,141
* Cosmo Oil Co. Ltd.	611,000	1,138
* Aiful Corp.	300,392	1,125
SKY Perfect JSAT Holdings Inc.	216,800	1,121
Musashino Bank Ltd.	34,700	1,116
^ Gree Inc.	110,200	1,079

H2O Retailing Corp.	130,000	1,072
Hokkoku Bank Ltd.	319,000	1,070
Takata Corp.	35,800	1,057
KYB Co. Ltd.	213,476	1,049
Hyakugo Bank Ltd.	260,000	1,048
Itochu Techno-Solutions Corp.	25,400	1,045
Higo Bank Ltd.	199,200	1,036
* Dainippon Screen Manufacturing Co. Ltd.	216,000	1,019
Fukuyama Transporting Co. Ltd.	187,000	1,011
Capcom Co. Ltd.	51,600	1,008
Lintec Corp.	55,400	1,006
ABC-Mart Inc.	22,900	997
Onward Holdings Co. Ltd.	138,000	996
* Orient Corp.	443,532	988
Kose Corp.	31,400	983
Tokai Rika Co. Ltd.	53,400	979
Sumco Corp.	128,100	976
Mochida Pharmaceutical Co. Ltd.	16,600	962
Nanto Bank Ltd.	270,000	953
Kagoshima Bank Ltd.	160,500	952
Hyakujushi Bank Ltd.	286,500	937
Ogaki Kyoritsu Bank Ltd.	337,000	935
Nippon Television Holdings Inc.	53,400	912
Anritsu Corp.	82,679	911
Maeda Road Construction Co. Ltd.	54,895	897
Fuji Media Holdings Inc.	48,000	896
Kissei Pharmaceutical Co. Ltd.	36,700	864
Awa Bank Ltd.	176,500	853
Toshiba TEC Corp.	129,000	853
Nippo Corp.	53,531	835
Komeri Co. Ltd.	35,100	835
Nisshin Steel Holdings Co. Ltd.	78,100	831
Cosmos Pharmaceutical Corp.	6,502	815
Toda Corp.	246,000	812
FP Corp.	13,003	811
Canon Marketing Japan Inc.	62,500	798
Shochiku Co. Ltd.	88,676	788
Calsonic Kansei Corp.	154,700	772
Toyota Boshoku Corp.	66,000	751
Tsuruha Holdings Inc.	7,904	741
Heiwa Corp.	40,500	719
Asatsu-DK Inc.	30,400	704
Sumitomo Bakelite Co. Ltd.	186,200	696
Hitachi Transport System Ltd.	44,100	694
Kokuyo Co. Ltd.	97,600	682
Tokai Carbon Co. Ltd.	209,000	662
Pola Orbis Holdings Inc.	19,168	640
Nissan Shatai Co. Ltd.	49,426	624
Kandenko Co. Ltd.	106,000	544
Shinko Electric Industries Co. Ltd.	68,600	529
PanaHome Corp.	75,000	520
Pacific Metals Co. Ltd.	145,819	510
Sumitomo Real Estate Sales Co. Ltd.	15,620	483
Tokyo Broadcasting System Holdings Inc.	38,600	461
NS Solutions Corp.	17,200	439
Adastria Holdings Co. Ltd.	15,950	421
TV Asahi Corp.	20,400	420

Tokai Rubber Industries Ltd.	38,200	394
Toppan Forms Co. Ltd.	44,600	385
Hitachi Koki Co. Ltd.	51,600	365
Kansai Urban Banking Corp.	299,000	360
Mitsubishi Shokuhin Co. Ltd.	14,302	341
^ OSAKA Titanium Technologies Co. Ltd.	18,700	298
		3,189,217
Luxembourg (0.0%)
Samsonite International SA	1,376,120	3,751

Malaysia (0.8%)
Malayan Banking Bhd.	4,768,674	13,701
CIMB Group Holdings Bhd.	5,399,800	11,140
Axiata Group Bhd.	5,519,924	10,815
Sime Darby Bhd.	3,455,297	9,262
Genting Bhd.	2,455,600	7,636
Public Bank Bhd. (Foreign)	1,148,769	6,557
Petronas Chemicals Group Bhd.	3,191,668	6,366
Petronas Gas Bhd.	876,800	6,106
Maxis Bhd.	2,924,600	6,084
DiGi.Com Bhd.	4,165,966	5,847
Tenaga Nasional Bhd.	1,555,000	5,520
IOI Corp. Bhd.	4,159,465	5,228
* Sapurakencana Petroleum Bhd.	3,783,900	4,948
Genting Malaysia Bhd.	3,326,100	4,331
AMMB Holdings Bhd.	1,959,700	4,295
Kuala Lumpur Kepong Bhd.	585,500	4,062
* IHH Healthcare Bhd.	3,022,800	3,319
Petronas Dagangan Bhd.	334,300	3,054
PPB Group Bhd.	650,000	2,994
British American Tobacco Malaysia Bhd.	160,600	2,911
Gamuda Bhd.	2,176,200	2,907
YTL Corp. Bhd.	5,851,253	2,706
Felda Global Ventures Holdings Bhd.	2,054,700	2,679
Hong Leong Bank Bhd.	627,060	2,638
UMW Holdings Bhd.	745,200	2,632
IJM Corp. Bhd.	1,315,620	2,324
* YTL Power International Bhd.	3,674,902	2,054
Telekom Malaysia Bhd.	1,172,600	1,935
Bumi Armada Bhd.	1,492,400	1,798
RHB Capital Bhd.	760,700	1,744
Alliance Financial Group Bhd.	1,194,000	1,661
* IOI Properties Group Sdn Bhd.	2,005,332	1,618
2 Astro Malaysia Holdings Bhd.	1,764,868	1,550
Lafarge Malaysia Bhd.	488,410	1,238
Berjaya Sports Toto Bhd.	939,873	1,138
Hong Leong Financial Group Bhd.	228,000	1,078
UEM Sunrise Bhd.	1,652,900	1,019
AirAsia Bhd.	1,372,200	927
SP Setia Bhd.	908,100	781
MMC Corp. Bhd.	887,900	741
Parkson Holdings Bhd.	599,456	524
Malaysia Marine and Heavy Engineering Holdings Bhd.	445,200	483
Public Bank Bhd. (Local)	28,231	161
		160,512

Mexico (1.0%)
America Movil SAB de CV	34,353,694	36,681
Fomento Economico Mexicano SAB de CV	2,394,234	21,694
Grupo Televisa SAB	2,875,300	16,731
Grupo Financiero Banorte SAB de CV	2,512,260	15,858
Wal-Mart de Mexico SAB de CV	6,300,553	15,075
Grupo Mexico SAB de CV Class B	4,323,055	13,993
* Cemex SAB de CV ADR	886,677	10,968
Alfa SAB de CV Class A	3,194,498	9,005
Grupo Financiero Inbursa SAB de CV	2,293,200	5,718
Grupo Bimbo SAB de CV Class A	2,123,628	5,642
Coca-Cola Femsa SAB de CV	454,724	4,845
* Cemex SAB de CV	3,667,063	4,532
Mexichem SAB de CV	1,269,275	4,408
Grupo Financiero Santander Mexico SAB de CV Class B	1,647,650	3,691
Industrias Penoles SAB de CV	137,009	3,208
Grupo Aeroportuario del Sureste SAB de CV Class B	248,661	2,805
Grupo Carso SAB de CV	535,700	2,798
Kimberly-Clark de Mexico SAB de CV Class A	964,640	2,460
Arca Continental SAB de CV	337,883	1,855
* OHL Mexico SAB de CV	662,500	1,631
Grupo Elektra SAB DE CV	38,925	1,188
* Industrias CH SAB de CV Class B	188,667	1,132
* Minera Frisco SAB de CV	688,251	1,085
Infraestructura Energetica Nova SAB de CV	204,309	880
* Organizacion Soriana SAB de CV Class B	289,100	830
Grupo Sanborns SAB de CV	405,640	736
Alpek SA de CV	333,545	664
		190,113
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	142,052	976

Netherlands (2.1%)
Unilever NV	1,745,538	65,124
* ING Groep NV	4,278,311	56,658
Koninklijke Philips NV	1,040,605	36,205
ASML Holding NV	369,742	31,509
Unibail-Rodamco SE	107,561	25,887
Heineken NV	319,557	19,483
Akzo Nobel NV	263,924	18,938
Aegon NV	2,129,813	18,558
ArcelorMittal	1,106,992	18,351
Reed Elsevier NV	751,384	15,481
Koninklijke DSM NV	201,507	13,322
* Koninklijke KPN NV	3,440,915	12,836
Koninklijke Ahold NV	761,186	12,691
* CNH Industrial NV	1,006,857	10,583
Gemalto NV	85,667	9,629
Wolters Kluwer NV	333,984	9,201
Randstad Holding NV	119,122	7,562
Ziggo NV	159,778	6,941
Heineken Holding NV	108,491	6,252
TNT Express NV	517,224	4,550
Fugro NV	86,674	4,533
Koninklijke Boskalis Westminster NV	87,418	4,194
Koninklijke Vopak NV	76,241	4,190
* OCI	89,683	4,159

* SBM Offshore NV	200,529	3,860
Corio NV	74,049	3,147
		423,844
New Zealand (0.1%)
Fletcher Building Ltd.	752,349	5,514
Telecom Corp. of New Zealand Ltd.	1,992,767	3,787
Auckland International Airport Ltd.	1,150,456	3,396
SKYCITY Entertainment Group Ltd.	691,843	2,167
^ Sky Network Television Ltd.	430,618	2,010
Fisher & Paykel Healthcare Corp. Ltd.	607,308	1,986
Contact Energy Ltd.	394,710	1,646
Kiwi Income Property Trust	1,050,362	939
Air New Zealand Ltd.	541,724	746
Vector Ltd.	271,917	556
Chorus Ltd.	379,391	429
Warehouse Group Ltd.	112,293	327
		23,503
Norway (0.6%)
Statoil ASA	1,059,753	25,155
DNB ASA	1,187,859	20,092
Seadrill Ltd.	388,752	13,958
Telenor ASA	662,706	13,770
Yara International ASA	178,290	7,382
Norsk Hydro ASA	1,480,851	6,715
Orkla ASA	862,044	6,702
Schibsted ASA	91,879	5,378
Subsea 7 SA	311,246	5,353
Gjensidige Forsikring ASA	181,409	3,478
Aker Solutions ASA	175,045	2,678
		110,661
Other (0.2%) [3]
^,4 Vanguard FTSE Emerging Markets ETF	877,437	33,053

Peru (0.1%)
Credicorp Ltd.	57,220	7,530
Cia de Minas Buenaventura SAA ADR	240,537	2,983
Volcan Cia Minera SAA Class B	2,326,849	939
		11,452
Philippines (0.2%)
Philippine Long Distance Telephone Co.	94,050	5,607
SM Investments Corp.	350,956	5,439
Ayala Land Inc.	6,202,848	3,555
Bank of the Philippine Islands	1,710,475	3,353
SM Prime Holdings Inc.	8,231,145	2,813
Aboitiz Equity Ventures Inc.	2,416,290	2,773
Alliance Global Group Inc.	4,648,500	2,751
Universal Robina Corp.	1,049,550	2,736
BDO Unibank Inc.	1,532,348	2,660
Ayala Corp.	214,388	2,490
International Container Terminal Services Inc.	949,000	2,060
Metropolitan Bank & Trust Co.	1,186,690	1,977
Manila Electric Co.	317,170	1,810
Jollibee Foods Corp.	485,240	1,628
Aboitiz Power Corp.	1,950,580	1,544
DMCI Holdings Inc.	1,045,480	1,374
Globe Telecom Inc.	33,160	1,244

San Miguel Corp.	829,020	1,021
Energy Development Corp.	6,908,900	801
* Bloomberry Resorts Corp.	3,198,200	621
		48,257
Poland (0.3%)
Powszechna Kasa Oszczednosci Bank Polski SA	949,131	12,300
Bank Pekao SA	144,049	8,481
Powszechny Zaklad Ubezpieczen SA	62,795	8,228
^ KGHM Polska Miedz SA	153,821	5,339
Polski Koncern Naftowy Orlen SA	369,030	4,550
PGE SA	800,404	4,196
Polskie Gornictwo Naftowe i Gazownictwo SA	1,900,547	2,795
Orange Polska SA	717,416	2,392
^ mBank	13,788	2,232
Tauron Polska Energia SA	1,186,634	1,613
* ING Bank Slaski SA	34,249	1,298
* Getin Noble Bank SA	1,205,721	1,190
Bank Handlowy w Warszawie SA	35,484	1,163
^ Synthos SA	671,669	1,082
Enea SA	239,544	954
^ Jastrzebska Spolka Weglowa SA	63,955	938
		58,751
Portugal (0.1%)
EDP - Energias de Portugal SA	1,818,722	6,834
Galp Energia SGPS SA	335,778	5,194
Jeronimo Martins SGPS SA	281,631	4,813
* Banco Espirito Santo SA	2,160,281	3,288
^ Portugal Telecom SGPS SA	565,173	2,488
EDP Renovaveis SA	242,731	1,399
		24,016
Russia (1.1%)
Gazprom OAO ADR	5,250,650	43,292
Lukoil OAO ADR	539,495	30,645
Sberbank of Russia	9,737,836	26,348
Magnit OJSC GDR	309,023	16,283
Rosneft OAO GDR	1,331,493	9,128
Tatneft OAO ADR	272,397	9,008
Gazprom OAO	2,104,535	8,709
NOVATEK OAO	740,026	8,281
MMC Norilsk Nickel OJSC ADR	525,898	8,010
Mobile Telesystems OJSC	959,160	7,886
Uralkali OJSC	1,611,456	7,810
Surgutneftegas OAO ADR	797,253	6,125
Sberbank of Russia ADR	554,900	5,995
Sistema JSFC GDR	157,997	4,259
AK Transneft OAO Prior Pfd.	1,697	3,856
VTB Bank OJSC	2,836,118,867	3,698
VTB Bank OJSC GDR	1,453,578	3,689
MegaFon OAO GDR	101,578	3,029
Rostelecom OJSC ADR	139,303	2,634
RusHydro JSC	124,626,634	1,972
Mobile Telesystems OJSC ADR	92,735	1,600
Severstal OAO GDR	182,881	1,483
Novolipetsk Steel OJSC	966,193	1,425
Aeroflot - Russian Airlines OJSC	494,114	1,194
Rostelecom OJSC	343,990	1,087

	E.ON Russia JSC	14,445,100	951
	Phosagro OAO GDR	77,779	793
	LSR Group GDR	217,605	763
	TMK OAO GDR	61,058	674
*	Inter RAO JSC	2,119,630,009	639
*	Federal Grid Co. Unified Energy System JSC	255,816,667	617
*	NOMOS-BANK GDR	42,983	597
*	Russian Grids OAO	24,327,627	506
*	Pharmstandard OJSC GDR	42,507	320
	Polyus Gold OJSC	15,009	301
*	Magnitogorsk Iron & Steel Works	1,378,448	275
*	Mechel	147,635	260
	Mosenergo OAO	10,297,820	242
*	Raspadskaya OAO	180,826	154
*,2 Yenisei Territorial Generating Co. GDR		5,021	1
			224,539
Singapore (1.1%)
	DBS Group Holdings Ltd.	1,932,459	24,952
	Singapore Telecommunications Ltd.	8,086,200	22,373
	Oversea-Chinese Banking Corp. Ltd.	3,019,266	21,916
	United Overseas Bank Ltd.	1,298,460	20,359
	Keppel Corp. Ltd.	1,578,883	12,872
	Genting Singapore plc	6,695,212	7,243
	Global Logistic Properties Ltd.	3,288,717	7,177
	CapitaLand Ltd.	2,936,750	6,313
	Wilmar International Ltd.	2,309,754	5,649
^	Singapore Press Holdings Ltd.	1,756,121	5,491
	Singapore Exchange Ltd.	983,174	5,279
	Singapore Technologies Engineering Ltd.	1,701,151	5,054
	City Developments Ltd.	689,498	4,730
	Singapore Airlines Ltd.	570,670	4,294
	CapitaMall Trust	2,811,800	4,123
	Sembcorp Industries Ltd.	984,000	4,049
	Hutchison Port Holdings Trust	5,845,000	3,883
	ComfortDelGro Corp. Ltd.	2,340,424	3,531
	Ascendas REIT	2,112,000	3,513
	Noble Group Ltd.	4,252,072	3,168
	Jardine Cycle & Carriage Ltd.	110,016	2,997
	Golden Agri-Resources Ltd.	7,318,407	2,983
	Sembcorp Marine Ltd.	883,600	2,812
	Suntec REIT	2,226,495	2,805
	CapitaCommercial Trust	2,078,235	2,302
	UOL Group Ltd.	493,000	2,258
	CapitaMalls Asia Ltd.	1,528,000	2,108
	Keppel Land Ltd.	829,724	2,056
	StarHub Ltd.	605,840	2,017
	Yangzijiang Shipbuilding Holdings Ltd.	2,224,964	2,006
^	Olam International Ltd.	1,468,726	1,704
	Singapore Post Ltd.	1,454,000	1,521
	Venture Corp. Ltd.	262,000	1,518
	SIA Engineering Co. Ltd.	225,000	868
	M1 Ltd.	294,900	775
*,^ Neptune Orient Lines Ltd.		961,750	759
	Wing Tai Holdings Ltd.	551,811	748
^	SMRT Corp. Ltd.	740,000	664
	Yanlord Land Group Ltd.	673,000	591
^	Cosco Corp. Singapore Ltd.	998,000	548

^ Indofood Agri Resources Ltd.	331,000	200
		210,209
South Africa (1.5%)
Naspers Ltd.	432,731	44,430
MTN Group Ltd.	1,981,839	35,327
Sasol Ltd.	606,191	29,136
Standard Bank Group Ltd.	1,335,968	14,079
FirstRand Ltd.	3,232,670	9,057
Remgro Ltd.	538,199	8,988
Sanlam Ltd.	2,092,550	8,987
Steinhoff International Holdings Ltd.	2,118,922	8,737
Aspen Pharmacare Holdings Ltd.	337,452	7,635
Bidvest Group Ltd.	296,851	6,618
AngloGold Ashanti Ltd.	446,025	6,527
Shoprite Holdings Ltd.	476,832	6,136
Impala Platinum Holdings Ltd.	578,894	6,015
Woolworths Holdings Ltd.	803,969	4,378
Tiger Brands Ltd.	174,598	4,186
Barclays Africa Group Ltd.	351,628	4,116
Vodacom Group Ltd.	370,011	3,910
Growthpoint Properties Ltd.	1,973,784	3,900
Nedbank Group Ltd.	223,359	3,884
Mr Price Group Ltd.	271,080	3,349
Life Healthcare Group Holdings Ltd.	1,024,051	3,271
Netcare Ltd.	1,625,818	3,258
Imperial Holdings Ltd.	193,064	3,215
Truworths International Ltd.	474,827	3,129
Gold Fields Ltd.	854,943	2,987
Mediclinic International Ltd.	458,087	2,944
RMB Holdings Ltd.	747,325	2,879
* Anglo American Platinum Ltd.	70,651	2,815
Kumba Iron Ore Ltd.	63,994	2,586
MMI Holdings Ltd.	1,130,645	2,398
Coronation Fund Managers Ltd.	322,155	2,312
Discovery Ltd.	326,037	2,205
Barloworld Ltd.	230,317	2,166
* Sappi Ltd.	644,540	1,998
Mondi Ltd.	131,069	1,988
Nampak Ltd.	633,614	1,979
SPAR Group Ltd.	183,114	1,976
Exxaro Resources Ltd.	139,040	1,880
Foschini Group Ltd.	220,079	1,837
Hyprop Investments Ltd.	257,402	1,678
Investec Ltd.	258,509	1,659
African Rainbow Minerals Ltd.	83,816	1,653
AVI Ltd.	335,002	1,549
Brait SE	344,473	1,489
Aeci Ltd.	122,856	1,428
* Northam Platinum Ltd.	377,102	1,415
^ African Bank Investments Ltd.	1,461,524	1,408
Massmart Holdings Ltd.	127,129	1,385
Clicks Group Ltd.	265,678	1,358
Harmony Gold Mining Co. Ltd.	460,157	1,328
PPC Ltd.	482,370	1,295
Capital Property Fund	1,464,152	1,280
Assore Ltd.	34,721	1,247
Liberty Holdings Ltd.	119,694	1,228

Tongaat Hulett Ltd.	111,864	1,217
Omnia Holdings Ltd.	63,732	1,182
Reunert Ltd.	205,172	1,180
Sibanye Gold Ltd.	784,024	1,119
^ Capitec Bank Holdings Ltd.	63,472	1,077
* Aveng Ltd.	475,599	999
Pick n Pay Stores Ltd.	234,774	963
* Murray & Roberts Holdings Ltd.	426,103	951
* Telkom SA SOC Ltd.	347,920	948
Adcock Ingram Holdings Ltd.	152,934	931
Sun International Ltd.	99,332	881
Grindrod Ltd.	377,826	861
Wilson Bayly Holmes-Ovcon Ltd.	59,225	785
DataTec Ltd.	180,481	773
JSE Ltd.	90,476	674
Santam Ltd.	42,023	668
* ArcelorMittal South Africa Ltd.	189,691	652
Illovo Sugar Ltd.	242,377	585
Acucap Properties Ltd.	155,748	554
Pick n Pay Holdings Ltd.	280,077	522
Lewis Group Ltd.	96,329	517
Fountainhead Property Trust	773,925	511
* Royal Bafokeng Platinum Ltd.	62,127	350
JD Group Ltd.	91,065	229
		307,747
South Korea (3.1%)
Samsung Electronics Co. Ltd. GDR	208,161	122,021
Hyundai Motor Co.	169,901	37,149
POSCO ADR	337,429	22,942
Hyundai Mobis	74,241	21,216
* Shinhan Financial Group Co. Ltd. ADR	502,732	20,808
* SK Hynix Inc.	576,650	20,199
NAVER Corp.	30,134	19,070
Samsung Electronics Co. Ltd.	14,971	17,716
KB Financial Group Inc. ADR	437,774	14,687
Kia Motors Corp.	286,513	14,345
Hana Financial Group Inc.	323,397	12,270
LG Chem Ltd.	48,455	11,680
Samsung Life Insurance Co. Ltd.	110,376	10,572
Hyundai Heavy Industries Co. Ltd.	48,834	10,146
* Korea Electric Power Corp. ADR	620,733	10,124
SK Telecom Co. Ltd. ADR	459,515	10,082
Samsung Fire & Marine Insurance Co. Ltd.	43,104	9,944
KT&G Corp.	134,055	9,466
SK Innovation Co. Ltd.	66,612	7,865
Samsung C&T Corp.	135,729	7,393
LG Electronics Inc.	117,892	7,198
Samsung Heavy Industries Co. Ltd.	196,935	6,152
* LG Display Co. Ltd.	246,050	5,780
E-Mart Co. Ltd.	22,820	5,498
LG Corp.	97,942	5,245
Hyundai Steel Co.	71,345	5,052
Samsung SDI Co. Ltd.	37,853	5,019
* KT Corp. ADR	354,588	5,017
SK Holdings Co. Ltd.	28,171	4,710
LG Household & Health Care Ltd.	10,229	4,533
Woori Finance Holdings Co. Ltd.	387,100	4,449

	Lotte Shopping Co. Ltd.	12,374	4,335
	Hyundai Engineering & Construction Co. Ltd.	78,479	4,253
	Hankook Tire Co. Ltd.	72,669	4,167
	Kangwon Land Inc.	123,770	3,898
	Coway Co. Ltd.	60,612	3,884
	Samsung Electro-Mechanics Co. Ltd.	61,147	3,790
	Korea Zinc Co. Ltd.	11,534	3,738
	Hyundai Glovis Co. Ltd.	17,191	3,627
	Cheil Industries Inc.	51,513	3,616
	OCI Co. Ltd.	20,112	3,548
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	104,600	3,336
	Orion Corp.	4,020	3,274
	Amorepacific Corp.	3,446	3,253
	BS Financial Group Inc.	211,080	3,116
	Lotte Chemical Corp.	15,919	3,113
^	Celltrion Inc.	70,525	2,955
	S-Oil Corp.	45,468	2,905
	NCSoft Corp.	15,867	2,881
	SK C&C Co. Ltd.	24,013	2,788
	Samsung Securities Co. Ltd.	65,913	2,671
	GS Holdings	55,780	2,660
	Dongbu Insurance Co. Ltd.	53,323	2,649
	KCC Corp.	5,741	2,597
	Hyundai Wia Corp.	16,851	2,494
	Industrial Bank of Korea	215,170	2,487
*	Cheil Worldwide Inc.	94,180	2,435
	LG Uplus Corp.	237,380	2,418
	Daelim Industrial Co. Ltd.	29,628	2,273
	Hyundai Department Store Co. Ltd.	16,658	2,235
	Samsung Techwin Co. Ltd.	43,494	2,148
^	Samsung Engineering Co. Ltd.	32,309	2,129
	DGB Financial Group Inc.	127,040	1,974
	CJ CheilJedang Corp.	7,754	1,901
	Hyundai Marine & Fire Insurance Co. Ltd.	63,310	1,834
	Hanwha Corp.	54,580	1,830
	Daewoo International Corp.	47,433	1,817
	Korea Gas Corp.	28,160	1,767
	CJ Corp.	15,800	1,747
^	Hyundai Mipo Dockyard	10,623	1,703
	S-1 Corp.	22,710	1,637
	Hanwha Life Insurance Co. Ltd.	237,000	1,601
	Lotte Confectionery Co. Ltd.	919	1,592
	Hyosung Corp.	25,360	1,576
	Samsung Card Co. Ltd.	48,317	1,560
	Daewoo Securities Co. Ltd.	193,929	1,548
	Hyundai Development Co-Engineering & Construction	68,300	1,542
*,^ Doosan Infracore Co. Ltd.		127,597	1,541
	Korea Investment Holdings Co. Ltd.	41,780	1,533
	Shinsegae Co. Ltd.	7,177	1,521
^	Kumho Petro chemical Co. Ltd.	18,404	1,503
	Mando Corp.	13,278	1,496
	Yuhan Corp.	8,135	1,473
	Doosan Heavy Industries & Construction Co. Ltd.	42,885	1,454
	AMOREPACIFIC Group	3,310	1,448
*,^ Daewoo Engineering & Construction Co. Ltd.		217,759	1,393
	LS Corp.	17,774	1,385
^	Halla Visteon Climate Control Corp.	37,180	1,359

	Hanwha Chemical Corp.	73,050	1,354
	Doosan Corp.	9,725	1,231
	SK Networks Co. Ltd.	153,070	1,198
^	GS Engineering & Construction Corp.	35,625	1,113
*	Korean Air Lines Co. Ltd.	32,902	1,073
	Woori Investment & Securities Co. Ltd.	125,536	1,062
*,^ CJ Korea Express Co. Ltd.		10,480	1,045
	Daum Communications Corp.	14,056	1,045
	Shinhan Financial Group Co. Ltd.	24,159	1,023
	LG Hausys Ltd.	6,559	955
	Lotte Chilsung Beverage Co. Ltd.	632	952
*,^ Hyundai Merchant Marine Co. Ltd.		69,620	912
*,^ NHN Entertainment Corp.		12,703	911
^	NongShim Co. Ltd.	3,516	899
	Mirae Asset Securities Co. Ltd.	24,234	798
^	Samsung Fine Chemicals Co. Ltd.	19,430	735
	Hite Jinro Co. Ltd.	30,329	604
^	KEPCO Engineering & Construction Co. Inc.	9,553	604
^	SKC Co. Ltd.	20,370	583
	KB Financial Group Inc.	16,202	557
*	Hanjin Shipping Co. Ltd.	74,420	445
	Dongkuk Steel Mill Co. Ltd.	37,240	420
	Hyundai Securities Co. Ltd.	62,610	333
	Hyundai Hysco Co. Ltd.	8,113	304
	Daishin Securities Co. Ltd.	38,520	272
	Hyundai Securities Co. Ltd. Prior Pfd.	52,467	268
*	Korea Electric Power Corp.	7,298	238
^	POSCO	699	195
	Daishin Securities Co. Ltd. Prior Pfd.	21,130	108
*,^ Pan Ocean Co. Ltd.		3,821	16
	SK Telecom Co. Ltd.	21	4
	KT Corp.	135	4
			627,017
Spain (2.4%)
*	Banco Santander SA	12,524,789	108,122
	Banco Bilbao Vizcaya Argentaria SA	6,418,377	76,680
	Telefonica SA	4,409,035	67,940
	Inditex SA	236,107	35,221
	Iberdrola SA	5,313,876	32,754
	Repsol SA	980,603	22,960
	Amadeus IT Holding SA	435,747	17,232
	Abertis Infraestructuras SA	542,622	12,119
*	CaixaBank SA	1,887,172	11,579
	Banco de Sabadell SA	3,853,675	11,383
*	Banco Popular Espanol SA	1,383,779	9,509
	Grifols SA	182,748	9,470
	Ferrovial SA	447,634	8,596
	Red Electrica Corp. SA	120,073	8,399
	Gas Natural SDG SA	338,668	8,374
*	ACS Actividades de Construccion y Servicios SA	195,995	6,886
	Enagas SA	229,440	6,275
	Bankinter SA	745,663	5,577
	Distribuidora Internacional de Alimentacion SA	663,285	5,455
	Mapfre SA	1,127,603	4,653
	Zardoya Otis SA	185,338	3,114
	Endesa SA	89,986	2,645
*	Mediaset Espana Comunicacion SA	172,147	2,121

^	Acciona SA	27,211	1,805
*,^ Acerinox SA		94,993	1,234
	Corp Financiera Alba SA	17,731	1,014
*	Banco Popular Espanol SA Rights Exp. 02/14/2014	176,818	10
			481,127
Sweden (2.3%)
	Nordea Bank AB	3,519,036	46,982
	Hennes & Mauritz AB Class B	1,050,067	45,236
	Telefonaktiebolaget LM Ericsson Class B	3,307,015	40,598
	Swedbank AB Class A	1,155,671	30,134
	Svenska Handelsbanken AB Class A	532,747	25,260
	Volvo AB Class B	1,690,557	22,359
	Skandinaviska Enskilda Banken AB Class A	1,607,139	20,699
	Atlas Copco AB Class A	683,557	18,502
	Svenska Cellulosa AB SCA Class B	642,878	18,285
	TeliaSonera AB	2,388,718	17,726
	Assa Abloy AB Class B	347,919	17,338
	Sandvik AB	1,193,568	16,721
	Investor AB Class B	501,822	16,233
	SKF AB	458,826	12,142
	Atlas Copco AB Class B	438,306	10,948
	Hexagon AB Class B	285,179	9,050
	Investment AB Kinnevik	229,114	8,983
	Alfa Laval AB	351,456	8,520
	Skanska AB Class B	407,664	8,020
	Getinge AB	205,433	7,053
	Scania AB Class B	336,783	6,889
	Swedish Match AB	229,875	6,733
	Elekta AB Class B	398,198	5,801
	Electrolux AB Class B	252,681	5,356
	Boliden AB	293,951	4,463
	Industrivarden AB Class A	214,205	4,127
	Securitas AB Class B	360,236	3,740
*	Tele2 AB	332,451	3,661
*	Lundin Petroleum AB	208,176	3,593
	Modern Times Group AB Class B	59,622	2,689
	Husqvarna AB	394,310	2,284
	Industrivarden AB	123,210	2,230
^	SSAB AB Class A	242,986	1,936
	Ratos AB	209,097	1,928
	Holmen AB	54,362	1,878
^	SSAB AB Class B	84,530	597
			458,694
Switzerland (6.5%)
	Nestle SA	3,578,139	259,439
	Roche Holding AG	779,583	214,233
	Novartis AG	2,583,859	204,341
	UBS AG	3,906,444	77,347
	ABB Ltd.	2,564,364	63,788
	Credit Suisse Group AG	1,740,286	52,433
*	Cie Financiere Richemont SA	551,344	51,017
	Zurich Insurance Group AG	163,376	47,370
	Syngenta AG	103,330	36,614
	Swiss Re AG	411,319	35,519
	Swatch Group AG (Bearer)	34,015	20,220
	Holcim Ltd.	247,874	18,027

Transocean Ltd.	377,977	16,435
Givaudan SA	10,261	15,168
Swisscom AG	25,353	13,932
SGS SA	5,887	13,318
Julius Baer Group Ltd.	247,983	12,028
Geberit AG	40,992	11,868
Adecco SA	141,624	11,130
Actelion Ltd.	115,438	10,828
Sonova Holding AG	74,276	10,199
Sika AG	2,308	7,601
Kuehne & Nagel International AG	55,835	7,414
Aryzta AG	93,887	7,383
Schindler Holding AG	49,821	7,219
Swiss Life Holding AG	33,013	7,113
Baloise Holding AG	51,830	6,193
Lindt & Spruengli AG	115	6,163
Clariant AG	307,130	5,797
Lonza Group AG	57,481	5,759
Swatch Group AG (Registered)	55,339	5,667
Swiss Prime Site AG	62,830	4,881
Partners Group Holding AG	20,013	4,735
Lindt & Spruengli AG	1,012	4,543
Sulzer AG	26,931	4,061
PSP Swiss Property AG	43,236	3,720
Schindler Holding AG (Registered)	23,065	3,387
GAM Holding AG	198,639	3,337
EMS-Chemie Holding AG	8,901	3,057
Barry Callebaut AG	2,262	2,678
Pargesa Holding SA	29,580	2,378
DKSH Holding AG	31,406	2,133
Banque Cantonale Vaudoise	2,977	1,616
		1,302,089
Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,752,358	80,410
Hon Hai Precision Industry Co. Ltd.	12,548,149	35,062
MediaTek Inc.	1,380,019	18,222
Formosa Plastics Corp.	5,429,873	13,902
Nan Ya Plastics Corp.	6,325,615	13,704
Chunghwa Telecom Co. Ltd. ADR	438,678	12,897
Formosa Chemicals & Fibre Corp.	4,870,306	12,769
Cathay Financial Holding Co. Ltd.	8,379,436	12,599
Delta Electronics Inc.	2,249,818	12,324
China Steel Corp.	13,499,504	11,609
Fubon Financial Holding Co. Ltd.	8,043,861	11,337
Taiwan Semiconductor Manufacturing Co. Ltd.	2,834,973	9,722
CTBC Financial Holding Co. Ltd.	14,407,699	9,486
Uni-President Enterprises Corp.	4,782,012	7,857
Mega Financial Holding Co. Ltd.	9,266,144	7,476
Asustek Computer Inc.	781,023	7,209
Quanta Computer Inc.	2,886,598	7,122
Yuanta Financial Holding Co. Ltd.	10,495,708	5,792
United Microelectronics Corp. ADR	2,836,331	5,729
Advanced Semiconductor Engineering Inc. ADR	1,246,316	5,633
Hotai Motor Co. Ltd.	447,000	5,391
Taiwan Mobile Co. Ltd.	1,829,648	5,348
Formosa Petrochemical Corp.	2,070,580	5,181
Catcher Technology Co. Ltd.	786,153	5,174

Taiwan Cement Corp.	3,505,768	5,090
Cheng Shin Rubber Industry Co. Ltd.	2,016,220	5,065
China Development Financial Holding Corp.	15,402,318	4,469
First Financial Holding Co. Ltd.	7,461,977	4,456
Far Eastern New Century Corp.	4,211,545	4,306
Largan Precision Co. Ltd.	110,068	4,222
Hua Nan Financial Holdings Co. Ltd.	7,413,600	4,164
President Chain Store Corp.	612,904	4,092
Siliconware Precision Industries Co. ADR	690,428	3,942
SinoPac Financial Holdings Co. Ltd.	8,113,657	3,768
Taishin Financial Holding Co. Ltd.	7,783,046	3,681
HTC Corp.	818,570	3,627
Compal Electronics Inc.	4,611,510	3,451
Lite-On Technology Corp.	2,341,808	3,440
Far EasTone Telecommunications Co. Ltd.	1,742,643	3,418
Taiwan Cooperative Financial Holding Co. Ltd.	6,295,315	3,395
E.Sun Financial Holding Co. Ltd.	5,474,772	3,389
MStar Semiconductor Inc.	301,539	3,304
Asia Cement Corp.	2,522,274	3,100
* Innolux Corp.	9,013,580	3,099
Inventec Corp.	3,328,064	3,044
* AU Optronics Corp. ADR	988,319	2,728
Pegatron Corp.	1,850,038	2,427
Foxconn Technology Co. Ltd.	1,076,663	2,407
Synnex Technology International Corp.	1,414,990	2,380
Shin Kong Financial Holding Co. Ltd.	6,853,180	2,293
Novatek Microelectronics Corp.	564,916	2,248
Advantech Co. Ltd.	342,105	2,130
Teco Electric and Machinery Co. Ltd.	1,951,000	2,122
Wistron Corp.	2,519,193	2,083
Epistar Corp.	925,000	2,026
Giant Manufacturing Co. Ltd.	306,625	1,934
Chang Hwa Commercial Bank	3,250,116	1,913
Pou Chen Corp.	1,316,125	1,807
* Acer Inc.	2,908,822	1,720
Taiwan Fertilizer Co. Ltd.	802,000	1,677
Advanced Semiconductor Engineering Inc.	1,785,847	1,648
TPK Holding Co. Ltd.	258,422	1,635
Chicony Electronics Co. Ltd.	603,401	1,539
Yulon Motor Co. Ltd.	893,898	1,534
Taiwan Glass Industry Corp.	1,513,701	1,482
Realtek Semiconductor Corp.	484,768	1,316
Formosa Taffeta Co. Ltd.	1,122,000	1,182
* Walsin Lihwa Corp.	3,624,000	1,126
Unimicron Technology Corp.	1,452,975	1,112
* Taiwan Business Bank	3,725,673	1,102
* Evergreen Marine Corp. Taiwan Ltd.	1,674,993	983
Capital Securities Corp.	2,294,231	892
* Eva Airways Corp.	1,654,221	875
Transcend Information Inc.	286,455	845
Far Eastern International Bank	2,173,133	843
Siliconware Precision Industries Co.	697,000	833
Feng Hsin Iron & Steel Co.	474,790	812
Eternal Chemical Co. Ltd.	870,056	812
* China Airlines Ltd.	2,305,913	809
Vanguard International Semiconductor Corp.	734,466	801
* Macronix International	3,651,748	800

	Waterland Financial Holdings Co. Ltd.	2,417,849	795
	Cheng Uei Precision Industry Co. Ltd.	374,591	787
	Ton Yi Industrial Corp.	772,600	763
	Chunghwa Telecom Co. Ltd.	251,207	758
	Oriental Union Chemical Corp.	739,191	735
	U-Ming Marine Transport Corp.	436,000	724
	China Motor Corp.	755,105	702
	Taiwan Secom Co. Ltd.	271,000	686
	YFY Inc.	1,389,451	665
	Yageo Corp.	1,561,700	644
*	Yang Ming Marine Transport Corp.	1,418,305	614
	United Microelectronics Corp.	1,411,978	576
	President Securities Corp.	938,349	542
	Wan Hai Lines Ltd.	1,108,702	537
	Cathay Real Estate Development Co. Ltd.	897,000	532
*	AU Optronics Corp.	929,000	275
*	Nan Ya Printed Circuit Board Corp.	191,395	227
			467,915
Thailand (0.4%)
	Advanced Info Service PCL (Foreign)	1,347,650	8,930
	PTT Exploration & Production PCL (Foreign)	1,604,578	7,233
	Kasikornbank PCL (Foreign)	1,330,716	6,861
	CP ALL PCL (Foreign)	4,192,000	5,017
	PTT PCL (Foreign)	539,900	4,506
	Siam Commercial Bank PCL (Foreign)	995,486	4,413
	Siam Cement PCL (Foreign)	346,648	4,227
*	PTT PCL	399,072	3,331
*	Siam Commercial Bank PCL (Local)	709,400	3,207
^	Shin Corp. PCL	1,506,504	3,204
	Bangkok Bank PCL (Foreign)	578,829	3,008
	PTT Global Chemical PCL	1,264,212	2,709
^	Airports of Thailand PCL (Foreign)	455,300	2,398
^	Total Access Communication PCL (Foreign)	587,700	1,700
^	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,618
	TMB Bank PCL	23,180,100	1,610
^	Thai Oil PCL (Foreign)	876,700	1,399
	Krung Thai Bank PCL (Foreign)	2,716,125	1,384
	Big C Supercenter PCL	254,900	1,326
*	Charoen Pokphand Foods PCL	1,445,900	1,246
*	Bank of Ayudhya PCL (Local)	1,246,968	1,237
	BEC World PCL (Foreign)	573,400	1,228
*	PTT Global Chemical PCL	567,800	1,225
	Bangkok Dusit Medical Services PCL	341,800	1,224
^	Thai Union Frozen Products PCL (Foreign)	536,436	1,129
*	Central Pattana PCL	903,200	1,029
	Glow Energy PCL (Foreign)	465,500	948
*	Indorama Ventures PCL	1,466,100	920
*,^ Banpu PCL (Local)		1,103,000	886
*	CP ALL PCL (Local)	697,000	829
*,^ Land and Houses PCL		3,053,300	794
*	Central Pattana PCL	588,400	670
*	BEC World PCL	473,500	669
^	Siam City Cement PCL (Foreign)	57,200	602
	IRPC PCL (Foreign)	5,950,900	563
*,^ Berli Jucker PCL		406,300	554
	Delta Electronics Thai PCL (Foreign)	339,900	546
*	Krung Thai Bank PCL	999,400	506

^ Electricity Generating PCL (Foreign)	130,500	504
* IRPC PCL	5,210,700	493
* Total Access Communication PCL (Local)	167,000	484
* Electricity Generating PCL	108,000	417
* Delta Electronics Thailand PCL	203,300	327
* Ratchaburi Electricity Generating Holding PCL (Local)	213,900	309
Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	269
^ Thai Airways International PCL (Foreign)	676,002	172
* Shin Corp. PCL	72,600	154
* Siam City Cement PCL (Local)	12,900	138
* Airports of Thailand PCL	20,500	105
* Big C Supercenter PCL	2,900	15
		88,273
Turkey (0.3%)
Turkiye Garanti Bankasi AS	2,319,519	6,122
Akbank TAS	1,788,951	4,564
* Turkcell Iletisim Hizmetleri AS	877,412	4,339
BIM Birlesik Magazalar AS	247,481	4,235
Turkiye Halk Bankasi AS	695,095	3,433
Haci Omer Sabanci Holding AS (Bearer)	867,092	2,867
Turkiye Is Bankasi	1,452,441	2,605
KOC Holding AS	727,586	2,467
Anadolu Efes Biracilik Ve Malt Sanayii AS	236,233	2,394
Tupras Turkiye Petrol Rafinerileri AS	128,205	2,115
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,164,869	2,060
Turk Hava Yollari	682,886	2,037
Eregli Demir ve Celik Fabrikalari TAS	1,477,287	1,772
Coca-Cola Icecek AS	82,977	1,743
Turkiye Vakiflar Bankasi Tao	1,133,744	1,732
Turk Telekomunikasyon AS	569,824	1,415
Enka Insaat ve Sanayi AS	451,922	1,291
Yapi ve Kredi Bankasi AS	880,618	1,240
Arcelik AS	190,858	944
Tofas Turk Otomobil Fabrikasi AS	142,802	673
Koza Altin Isletmeleri AS	70,851	609
Ford Otomotiv Sanayi AS	68,566	602
Turkiye Sise ve Cam Fabrikalari AS	478,436	530
Aselsan Elektronik Sanayi Ve Ticaret AS	78,700	273
* Dogan Sirketler Grubu Holding AS	692,262	215
		52,277
United Arab Emirates (0.1%)
Emaar Properties PJSC	3,309,337	7,217
First Gulf Bank PJSC	837,971	4,543
DP World Ltd.	183,901	3,347
Aldar Properties PJSC	3,410,840	3,127
* Arabtec Holding Co.	1,869,376	2,163
* Dubai Financial Market	1,736,496	1,192
Air Arabia PJSC	2,503,821	1,045
Dubai Islamic Bank PJSC	629,296	1,019
* Dana Gas PJSC	3,582,752	918
		24,571
United Kingdom (15.6%)
HSBC Holdings plc	20,892,424	214,949
Vodafone Group plc	54,041,584	200,826
BP plc	20,699,497	162,208
Royal Dutch Shell plc Class A	4,283,689	147,963

GlaxoSmithKline plc	5,394,438	138,892
Royal Dutch Shell plc Class B	2,752,600	100,498
British American Tobacco plc	2,096,674	100,393
AstraZeneca plc	1,384,138	87,874
Diageo plc	2,794,690	83,385
Barclays plc	17,837,246	79,740
Rio Tinto plc	1,384,336	73,731
* Lloyds Banking Group plc	53,659,233	73,369
BHP Billiton plc	2,343,490	69,187
BG Group plc	3,776,232	63,369
Prudential plc	2,831,414	57,055
Glencore Xstrata plc	10,673,678	56,517
BT Group plc	8,722,974	54,978
National Grid plc	4,132,134	53,606
Reckitt Benckiser Group plc	714,689	53,539
Unilever plc	1,336,555	51,386
SABMiller plc	1,047,309	47,146
Tesco plc	8,900,915	46,843
Standard Chartered plc	2,190,226	44,614
Rolls-Royce Holdings plc	2,073,604	40,417
Imperial Tobacco Group plc	1,079,339	39,419
Anglo American plc London Shares	1,447,589	34,139
WPP plc	1,476,785	30,950
Shire plc	612,871	30,631
Compass Group plc	1,994,204	29,814
Centrica plc	5,707,625	29,192
BAE Systems plc	3,599,574	25,357
Aviva plc	3,262,697	23,845
ARM Holdings plc	1,547,325	23,746
Legal & General Group plc	6,493,597	22,940
SSE plc	1,063,376	22,829
CRH plc	750,108	19,330
Experian plc	1,118,914	19,121
Reed Elsevier plc	1,306,898	19,044
Next plc	167,606	17,255
Associated British Foods plc	386,060	17,219
Pearson plc	900,785	16,448
Kingfisher plc	2,624,247	15,924
Wolseley plc	292,392	15,756
Standard Life plc	2,612,485	15,679
British Sky Broadcasting Group plc	1,079,371	15,529
Old Mutual plc	5,422,691	15,341
Land Securities Group plc	871,529	14,725
Smith & Nephew plc	990,848	14,260
Marks & Spencer Group plc	1,782,959	13,786
ITV plc	4,136,288	13,354
Tullow Oil plc	1,003,428	13,025
* Royal Bank of Scotland Group plc	2,326,253	12,973
Whitbread plc	199,757	12,304
Johnson Matthey plc	227,370	12,068
British Land Co. plc	1,106,069	11,917
Capita plc	731,821	11,817
GKN plc	1,802,621	11,666
Burberry Group plc	488,573	11,614
Smiths Group plc	434,994	10,269
WM Morrison Supermarkets plc	2,401,535	9,462
InterContinental Hotels Group plc	287,102	9,287

	Babcock International Group plc	399,211	9,119
	United Utilities Group plc	755,322	8,897
	J Sainsbury plc	1,561,948	8,867
	IMI plc	352,828	8,669
	Resolution Ltd.	1,498,375	8,577
	Bunzl plc	369,155	8,416
	Intertek Group plc	178,359	8,296
	Carnival plc	201,964	8,293
	Weir Group plc	236,636	8,138
*	Sage Group plc	1,212,661	8,130
*	International Consolidated Airlines Group SA (London Shares)	1,127,540	7,717
	Severn Trent plc	264,163	7,498
	Meggitt plc	881,461	7,462
	Melrose Industries plc	1,424,377	7,238
	Randgold Resources Ltd.	103,160	7,119
	Rexam plc	874,106	7,078
	Aggreko plc	278,465	7,076
	Hammerson plc	783,880	6,761
	G4S plc	1,718,917	6,743
	Aberdeen Asset Management plc	1,046,616	6,709
	easyJet plc	246,453	6,653
	3i Group plc	1,069,273	6,561
	RSA Insurance Group plc	4,010,384	6,393
	Tate & Lyle plc	512,018	6,371
	Hargreaves Lansdown plc	248,538	6,063
	Croda International plc	149,576	5,921
	Drax Group plc	442,578	5,908
	London Stock Exchange Group plc	195,216	5,900
	Cobham plc	1,218,416	5,880
	Coca-Cola HBC AG	218,678	5,794
	Informa plc	663,692	5,633
	AMEC plc	328,573	5,559
	Petrofac Ltd.	289,253	5,482
	Antofagasta plc	391,674	5,471
	Inmarsat plc	473,389	5,452
	Schroders plc (Voting Shares)	128,905	5,220
	Admiral Group plc	217,373	5,159
	William Hill plc	943,048	5,149
	Daily Mail & General Trust plc	302,903	4,783
	Segro plc	821,650	4,548
	John Wood Group plc	394,151	4,159
	Serco Group plc	551,697	3,969
	Rentokil Initial plc	2,003,847	3,965
	TUI Travel plc	561,110	3,920
	Intu Properties plc	751,063	3,893
	ICAP plc	600,132	3,810
	Investec plc	557,351	3,587
	Ashmore Group plc	466,325	2,485
	Polyus Gold International Ltd.	813,461	2,484
	Fresnillo plc	196,315	2,483
	Ladbrokes plc	994,539	2,442
*	Cairn Energy plc	689,379	2,442
	Man Group plc	1,818,552	2,438
*,^ Lonmin plc		474,566	2,391
	Polymetal International plc	233,201	2,211
	Schroders plc	52,321	1,643
	CRH plc	55,217	1,416

^	Vedanta Resources plc			106,255	1,408
^	Kazakhmys plc			278,739	815
*	Evraz plc			508,869	714
	African Barrick Gold plc			129,025	466
	Ferrexpo plc			137,551	343
*	Essar Energy plc			350,120	332
					3,109,039
Total Common Stocks (Cost $17,618,459)					19,814,751
		Coupon
Temporary Cash Investments (2.0%)[1]
Money Market Fund (1.9%)
[5,6] Vanguard Market Liquidity Fund		0.130%		380,662,979	380,663

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	Fannie Mae Discount Notes	0.060%	3/19/14	600	600
8	Federal Home Loan Bank Discount Notes	0.090%	3/21/14	300	300
[8,9] Federal Home Loan Bank Discount Notes		0.056%	4/9/14	2,000	1,999
8	Federal Home Loan Bank Discount Notes	0.070%	4/21/14	3,000	2,999
[8,9] Federal Home Loan Bank Discount Notes		0.130%	5/23/14	200	200
[8,9] Federal Home Loan Bank Discount Notes		0.125%	5/30/14	1,200	1,199
7	Freddie Mac Discount Notes	0.080%	2/10/14	300	300
9	United States Treasury Note/Bond	1.750%	3/31/14	1,700	1,704
					9,301
Total Temporary Cash Investments (Cost $389,966)					389,964
Total Investments (101.5%) (Cost $18,008,425)					20,204,715
Other Assets and Liabilities-Net (-1.5%)[5]					(295,561)
Net Assets (100%)					19,909,154

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $300,820,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate value of these securities was $21,556,000, representing 0.1% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $319,095,000 of collateral received for securities on loan.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
9 Securities with a value of $4,609,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

FTSE All-World ex-US Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,724,221	268,839	—
Common Stocks—Other	310,152	17,511,309	230
Temporary Cash Investments	380,663	9,301	—
Futures Contracts—Liabilities[1]	(255)	—	—
Forward Currency Contracts—Assets	—	444	—
Forward Currency Contracts—Liabilities	—	(591)	—
Total	2,414,781	17,789,302	230

FTSE All-World ex-US Index Fund

1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

FTSE All-World ex-US Index Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
FTSE 100 Index	March 2014	250	26,536	(90)
Dow Jones EURO STOXX 50	March 2014	556	22,629	276
Topix Index	March 2014	145	17,274	(633)
S&P ASX 200 Index	March 2014	98	10,994	31
				(416)

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At January 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	3/26/14	GBP	15,898	USD	25,873	252
UBS AG	3/26/14	EUR	16,102	USD	22,122	(405)
UBS AG	3/18/14	JPY	1,801,717	USD	17,446	192
UBS AG	3/25/14	AUD	12,422	USD	11,019	(186)
						(147)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2014, the cost of investment securities for tax purposes was $18,061,778,000. Net unrealized appreciation of investment securities for tax purposes was $2,142,937,000, consisting of unrealized gains of $3,613,511,000 on securities that had risen in value since their purchase and $1,470,574,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Australia (2.7%)
Commonwealth Bank of Australia	187,154	12,159
BHP Billiton Ltd.	374,056	11,963
Westpac Banking Corp.	356,046	9,620
Australia & New Zealand Banking Group Ltd.	317,180	8,329
National Australia Bank Ltd.	268,109	7,803
Wesfarmers Ltd.	142,165	5,226
Woolworths Ltd.	140,192	4,167
CSL Ltd.	57,504	3,536
Rio Tinto Ltd.	49,775	2,850
Woodside Petroleum Ltd.	86,895	2,833
Macquarie Group Ltd.	49,455	2,341
Brambles Ltd.	293,845	2,306
Westfield Group	240,404	2,139
Telstra Corp. Ltd.	468,312	2,101
Suncorp Group Ltd.	140,601	1,499
Origin Energy Ltd.	118,218	1,439
QBE Insurance Group Ltd.	139,505	1,397
Insurance Australia Group Ltd.	274,669	1,315
Amcor Ltd.	137,521	1,289
Santos Ltd.	107,439	1,254
AMP Ltd.	315,629	1,173
Orica Ltd.	55,622	1,140
Transurban Group	164,075	991
Aurizon Holdings Ltd.	225,921	973
Westfield Retail Trust	352,974	931
Fortescue Metals Group Ltd.	195,781	912
Oil Search Ltd.	128,220	901
Stockland	263,523	830
AGL Energy Ltd.	61,899	821
Newcrest Mining Ltd.	93,177	787
Sonic Healthcare Ltd.	47,847	691
WorleyParsons Ltd.	48,040	689
Goodman Group	167,090	678
ASX Ltd.	21,585	671
GPT Group	212,876	669
Toll Holdings Ltd.	136,282	664
^ GUD Holdings Ltd.	117,771	644
Mirvac Group	412,091	599
Asciano Ltd.	120,517	593
Coca-Cola Amatil Ltd.	57,055	584
Leighton Holdings Ltd.	40,324	581
Lend Lease Group	61,094	563
Ramsay Health Care Ltd.	14,235	545
Crown Resorts Ltd.	37,271	542
Reject Shop Ltd.	48,715	478
APA Group	90,953	476
Incitec Pivot Ltd.	188,799	470
Dexus Property Group	538,822	469
James Hardie Industries plc	41,118	464

Bendigo and Adelaide Bank Ltd.	45,262	458
ALS Ltd.	65,146	451
Computershare Ltd.	46,278	451
Iluka Resources Ltd.	55,499	424
Sydney Airport	114,764	396
REA Group Ltd.	10,887	385
* Alumina Ltd.	329,802	364
DUET Group	193,504	352
Challenger Ltd.	67,101	350
Seek Ltd.	32,152	349
carsales.com Ltd.	43,736	344
Tatts Group Ltd.	130,466	341
Federation Centres Ltd.	160,596	318
Flight Centre Travel Group Ltd.	7,596	314
Navitas Ltd.	50,787	300
Primary Health Care Ltd.	69,027	299
Spark Infrastructure Group	208,073	298
Metcash Ltd.	111,007	293
Bank of Queensland Ltd.	28,726	287
Arrium Ltd.	207,759	281
CFS Retail Property Trust Group	163,613	278
Ansell Ltd.	16,247	271
* BlueScope Steel Ltd.	54,843	259
Boral Ltd.	57,728	240
Commonwealth Property Office Fund	220,657	238
Treasury Wine Estates Ltd.	73,998	235
Iress Ltd.	29,801	234
* Recall Holdings Ltd.	56,290	221
* Aveo Group	116,708	217
Goodman Fielder Ltd.	343,854	205
Aristocrat Leisure Ltd.	50,631	201
Cochlear Ltd.	3,992	200
* Australian Agricultural Co. Ltd.	187,667	195
Tabcorp Holdings Ltd.	62,437	188
* Senex Energy Ltd.	319,614	184
Investa Office Fund	66,681	180
Harvey Norman Holdings Ltd.	69,041	180
Caltex Australia Ltd.	10,492	177
Perpetual Ltd.	4,177	171
GrainCorp Ltd. Class A	25,389	169
Downer EDI Ltd.	37,545	162
^ JB Hi-Fi Ltd.	9,939	157
* Orora Ltd.	137,521	154
SP AusNet	138,984	151
* Sims Metal Management Ltd.	16,417	148
Myer Holdings Ltd.	66,718	147
DuluxGroup Ltd.	31,319	147
Charter Hall Retail REIT	45,936	144
Adelaide Brighton Ltd.	42,509	140
UGL Ltd.	22,674	139
Echo Entertainment Group Ltd.	65,968	136
David Jones Ltd.	51,454	135
TPG Telecom Ltd.	28,191	132
Bradken Ltd.	29,923	131
* Transpacific Industries Group Ltd.	126,486	123
Mineral Resources Ltd.	12,467	122
Macquarie Atlas Roads Group	46,246	114

	Seven West Media Ltd.	57,269	109
	Beach Energy Ltd.	87,355	108
	Sigma Pharmaceuticals Ltd.	209,696	108
	Invocare Ltd.	11,763	107
^	Monadelphous Group Ltd.	7,575	106
*	Whitehaven Coal Ltd.	67,077	105
	Mount Gibson Iron Ltd.	105,993	97
	IOOF Holdings Ltd.	12,429	95
	Platinum Asset Management Ltd.	15,720	93
	M2 Group Ltd.	16,981	92
	iiNET Ltd.	15,143	89
	Fairfax Media Ltd.	151,888	89
	BWP Trust	43,367	84
	Envestra Ltd.	83,698	83
	Qube Holdings Ltd.	45,715	83
	PanAust Ltd.	55,538	79
	Super Retail Group Ltd.	8,495	79
	GWA Group Ltd.	29,796	78
	Regis Resources Ltd.	32,830	77
	Charter Hall Group	22,891	74
	Australand Property Group	21,123	72
*	Sandfire Resources NL	13,952	71
	Shopping Centres Australasia Property Group	53,266	69
*	Aurora Oil & Gas Ltd.	29,000	69
	Automotive Holdings Group Ltd.	21,030	69
	SAI Global Ltd.	20,532	67
	CSR Ltd.	26,113	67
	Mermaid Marine Australia Ltd.	25,743	66
	Skilled Group Ltd.	25,831	64
*	Mesoblast Ltd.	12,513	64
	Cardno Ltd.	10,889	61
	Southern Cross Media Group Ltd.	43,760	60
*	Qantas Airways Ltd.	61,110	58
	Independence Group NL	19,752	57
	ARB Corp. Ltd.	5,897	57
*	Karoon Gas Australia Ltd.	19,935	56
	Atlas Iron Ltd.	61,964	55
	Evolution Mining Ltd.	96,551	54
*	Troy Resources Ltd.	53,119	52
	McMillan Shakespeare Ltd.	4,958	51
	OZ Minerals Ltd.	16,620	51
	FlexiGroup Ltd.	14,142	50
*	Beadell Resources Ltd.	77,976	49
	Pacific Brands Ltd.	86,743	47
*	Sundance Resources Ltd.	523,712	46
	Seven Group Holdings Ltd.	6,568	45
*	Cudeco Ltd.	35,034	44
	New Hope Corp. Ltd.	13,939	43
*	Energy Resources of Australia Ltd.	38,157	42
	Transfield Services Ltd.	57,532	40
*	Macmahon Holdings Ltd.	314,164	37
	Nufarm Ltd.	10,866	37
*	Aquila Resources Ltd.	16,696	35
*	Silex Systems Ltd.	17,838	32
*	Sirius Resources NL	16,659	32
*	Medusa Mining Ltd.	17,452	30
^,* Lynas Corp. Ltd.		111,800	28

	NRW Holdings Ltd.	24,486	27
*	Resolute Mining Ltd.	53,798	26
*	Energy World Corp. Ltd.	66,725	21
*	Drillsearch Energy Ltd.	16,393	21
*	Ten Network Holdings Ltd.	66,725	21
*	Paladin Energy Ltd.	42,266	19
^	Boart Longyear Ltd.	41,694	17
*	Silver Lake Resources Ltd.	31,731	17
	Ausdrill Ltd.	19,488	15
*	Perseus Mining Ltd.	36,239	12
*	Billabong International Ltd.	20,048	11
^,* Coalspur Mines Ltd.		29,796	8
			123,752
Austria (0.1%)
	Voestalpine AG	28,692	1,286
	Erste Group Bank AG	30,841	1,120
	OMV AG	16,201	701
	IMMOFINANZ AG	108,616	510
	Andritz AG	8,191	450
	Wienerberger AG	20,167	317
	Atrium European Real Estate Ltd.	41,152	231
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,320	204
	Telekom Austria AG	17,373	151
	Schoeller-Bleckmann Oilfield Equipment AG	1,440	151
^	Raiffeisen Bank International AG	3,547	136
	Oesterreichische Post AG	2,849	131
	CA Immobilien Anlagen AG	6,058	105
	Mayr Melnhof Karton AG	708	86
	RHI AG	2,157	71
	Verbund AG	3,189	67
	Strabag SE	1,787	53
			5,770
Belgium (0.4%)
	Anheuser-Busch InBev NV	95,260	9,136
	KBC Groep NV	29,586	1,746
	Ageas	39,088	1,679
	Umicore SA	38,292	1,639
	UCB SA	12,339	873
	Solvay SA Class A	5,545	775
	Delhaize Group SA	10,338	664
	Groupe Bruxelles Lambert SA	6,546	591
	Sofina SA	3,883	448
	Recticel SA	47,797	438
	Belgacom SA	14,271	408
	Colruyt SA	5,164	293
	Ackermans & van Haaren NV	2,684	290
	EVS Broadcast Equipment SA	4,620	277
	Telenet Group Holding NV	4,319	256
	Cofinimmo	1,856	216
*	bpost SA	9,693	189
	Befimmo SA	2,451	167
	Cie d'Entreprises CFE	1,711	150
	Melexis NV	3,442	119
^,* ThromboGenics NV		4,042	102
	D'ieteren SA	1,939	93
^	Nyrstar (Voting Shares)	21,066	81

NV Bekaert SA	2,304	79
* Viohalco SA	14,060	71
		20,780
Brazil (1.0%)
Petroleo Brasileiro SA Prior Pfd.	446,592	2,700
Itau Unibanco Holding SA Prior Pfd.	204,760	2,553
AMBEV SA	369,700	2,453
Vale SA Prior Pfd.	151,200	1,870
BRF SA	97,824	1,753
Banco Bradesco SA Prior Pfd.	156,970	1,695
Petroleo Brasileiro SA	297,546	1,678
Banco Bradesco SA ADR	138,301	1,456
AMBEV SA ADR	216,477	1,416
Vale SA	89,900	1,222
Vale SA Class B Pfd. ADR	97,863	1,202
Embraer SA ADR	36,354	1,116
Itau Unibanco Holding SA ADR	89,965	1,101
Itausa - Investimentos Itau SA Prior Pfd.	317,165	1,101
Cielo SA	40,655	1,077
Banco do Brasil SA	124,393	1,070
Vale SA Class B ADR	77,304	1,051
Petroleo Brasileiro SA ADR	84,218	944
Ultrapar Participacoes SA	42,248	931
BM&FBovespa SA	211,650	835
Banco Bradesco SA	60,710	721
CCR SA	90,700	582
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	15,000	578
Telefonica Brasil SA Prior Pfd.	30,380	575
BB Seguridade Participacoes SA	60,839	572
Gerdau SA Prior Pfd.	68,900	487
Souza Cruz SA	51,900	454
Banco Santander Brasil SA	95,500	446
Cia Energetica de Minas Gerais Prior Pfd.	72,400	417
Natura Cosmeticos SA	22,600	366
Kroton Educacional SA	22,300	340
Cia de Saneamento Basico do Estado de Sao Paulo	36,800	339
Tractebel Energia SA	23,500	336
Lojas Renner SA	14,000	320
Metalurgica Gerdau SA Prior Pfd. Class A	30,900	274
Itau Unibanco Holding SA	23,920	272
Hypermarcas SA	42,212	265
BR Malls Participacoes SA	42,200	265
* Fibria Celulose SA	23,300	259
Cia Siderurgica Nacional SA ADR	55,570	257
Grupo BTG Pactual	23,800	248
Lojas Americanas SA Prior Pfd.	40,631	247
JBS SA	70,298	245
Gerdau SA ADR	34,726	245
Tim Participacoes SA	45,200	236
Petroleo Brasileiro SA ADR Type A	19,355	230
Klabin SA Prior Pfd.	44,100	225
* Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	44,700	220
Diagnosticos da America SA	35,700	219
Bradespar SA Prior Pfd.	23,800	219
Estacio Participacoes SA	27,100	210
CPFL Energia SA	27,900	210
WEG SA	18,247	207

Cia Energetica de Minas Gerais	35,922	206
Localiza Rent a Car SA	16,000	202
M Dias Branco SA	5,800	198
Anhanguera Educacional Participacoes SA	37,400	197
MRV Engenharia e Participacoes SA	52,900	180
Tim Participacoes SA ADR	6,700	174
CETIP SA - Mercados Organizados	18,007	172
Oi SA ADR	98,174	168
* Qualicorp SA	18,600	157
Banco do Estado do Rio Grande do Sul SA Prior Pfd.	34,983	152
Cosan SA Industria e Comercio	9,900	147
Cia Energetica de Sao Paulo Prior Pfd.	15,285	146
* Braskem SA Prior Pfd.	17,870	137
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,898	135
BR Properties SA	18,900	133
Cia Paranaense de Energia Prior Pfd.	11,500	132
Suzano Papel e Celulose SA Prior Pfd. Class A	32,334	127
Raia Drogasil SA	20,300	122
Cia Hering	10,900	121
Lojas Americanas SA	22,976	119
Duratex SA	24,156	118
Multiplan Empreendimentos Imobiliarios SA	6,300	114
Centrais Eletricas Brasileiras SA Prior Pfd.	28,700	112
Cia Energetica de Minas Gerais ADR	19,000	110
Marcopolo SA Prior Pfd.	49,400	106
Totvs SA	7,800	102
Equatorial Energia SA	10,400	96
ALL - America Latina Logistica SA	34,800	95
EDP - Energias do Brasil SA	23,600	94
EcoRodovias Infraestrutura e Logistica SA	16,000	81
* B2W Cia Digital	8,200	79
Cia de Saneamento de Minas Gerais-COPASA	5,900	77
Porto Seguro SA	6,472	76
Arteris SA	10,500	72
* PDG Realty SA Empreendimentos e Participacoes	97,400	67
Odontoprev SA	17,400	65
Iochpe-Maxion SA	6,300	63
Cia Siderurgica Nacional SA	13,700	63
Alpargatas SA Prior Pfd.	11,990	63
* Prumo Logistica SA	151,000	60
Ez Tec Empreendimentos e Participacoes SA	5,300	59
Centrais Eletricas Brasileiras SA	26,900	58
Fleury SA	7,600	58
Gerdau SA	9,800	57
Mills Estruturas e Servicos de Engenharia SA	4,800	56
Cia de Gas de Sao Paulo Prior Pfd. Class A	2,500	54
Brasil Insurance Participacoes e Administracao SA	6,800	53
AES Tiete SA Prior Pfd.	6,800	53
Mahle-Metal Leve SA Industria e Comercio	5,200	53
Sao Martinho SA	5,100	52
Gafisa SA	40,500	51
JSL SA	9,200	51
* Usinas Siderurgicas de Minas Gerais SA	10,800	50
Cia Energetica do Ceara Prior Pfd.	2,400	48
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao S.A	3,800	47
Multiplus SA	4,400	47

Randon Participacoes SA Prior Pfd.	12,200	47
Grendene SA	6,900	46
Helbor Empreendimentos SA	15,730	46
Tereos Internacional SA	51,300	45
* Tecnisa SA	13,900	45
Even Construtora e Incorporadora SA	15,000	44
Iguatemi Empresa de Shopping Centers SA	5,300	44
QGEP Participacoes SA	11,900	44
LPS Brasil Consultoria de Imoveis SA	8,200	43
Brasil Brokers Participacoes SA	20,300	43
Aliansce Shopping Centers SA	6,200	42
AES Tiete SA	5,800	42
Light SA	5,273	42
Sul America SA	7,509	41
* International Meal Co. Holdings SA	5,600	41
Arezzo Industria e Comercio SA	3,700	40
Magnesita Refratarios SA	18,300	40
Direcional Engenharia SA	9,000	39
Abril Educacao SA	3,100	37
Sonae Sierra Brasil SA	5,200	34
* Contax Participacoes SA	4,000	33
* Marfrig Global Foods SA	18,200	31
JHSF Participacoes SA	18,800	31
Eneva SA	22,345	29
Marisa Lojas SA	4,500	29
* Rossi Residencial SA	34,952	28
* Brasil Pharma SA	12,200	25
Santos Brasil Participacoes SA	3,200	22
Oi SA	10,254	19
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	4,608	17
Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	1,573	16
* HRT Participacoes em Petroleo SA	28,000	13
* MMX Mineracao e Metalicos SA	6,683	10
Oi SA Prior Pfd.	3,202	5
		47,148
Canada (3.6%)
Royal Bank of Canada	167,060	10,339
Toronto-Dominion Bank	107,320	9,281
Bank of Nova Scotia	137,899	7,565
Suncor Energy Inc.	171,792	5,644
* Valeant Pharmaceuticals International Inc.	35,900	4,871
Canadian National Railway Co.	87,586	4,688
Bank of Montreal (XTSE)	69,929	4,273
Canadian Natural Resources Ltd.	123,060	4,035
Enbridge Inc.	94,280	3,958
Manulife Financial Corp.	212,800	3,926
Canadian Imperial Bank of Commerce	45,432	3,531
Brookfield Asset Management Inc. Class A	92,398	3,509
Canadian Pacific Railway Ltd.	22,864	3,466
TransCanada Corp.	78,696	3,421
Potash Corp. of Saskatchewan Inc.	101,908	3,195
Barrick Gold Corp. (XTSE)	123,088	2,372
Goldcorp Inc.	92,386	2,305
Sun Life Financial Inc.	68,618	2,263
Cenovus Energy Inc.	85,674	2,242
Magna International Inc.	25,660	2,180
Tim Hortons Inc.	36,689	1,902

	Agrium Inc.	21,751	1,897
	Rogers Communications Inc. Class B	44,900	1,889
	Cameco Corp.	73,698	1,566
^	Crescent Point Energy Corp.	43,400	1,501
	Canadian Utilities Ltd. Class A	43,882	1,493
	Encana Corp.	81,980	1,474
^	Thomson Reuters Corp.	40,301	1,454
	Teck Resources Ltd. Class B	57,810	1,391
	National Bank of Canada	18,130	1,358
	Keyera Corp.	22,396	1,327
*	CGI Group Inc. Class A	42,810	1,313
^	Pembina Pipeline Corp.	37,800	1,298
*	Catamaran Corp.	25,802	1,255
	First Quantum Minerals Ltd.	67,129	1,201
	Talisman Energy Inc.	111,466	1,200
	Imperial Oil Ltd.	27,690	1,132
	Shoppers Drug Mart Corp.	21,360	1,126
	Power Corp. of Canada	39,090	1,062
	BCE Inc.	25,200	1,058
	Silver Wheaton Corp.	47,900	1,040
	Canadian Oil Sands Ltd.	54,700	983
	Alimentation Couche Tard Inc. Class B	13,200	974
	Great-West Lifeco Inc.	33,800	961
	Intact Financial Corp.	15,000	913
^	ARC Resources Ltd.	34,900	910
	Husky Energy Inc.	29,060	863
	Shaw Communications Inc. Class B	39,020	861
	Fairfax Financial Holdings Ltd.	2,200	847
	SNC-Lavalin Group Inc.	19,000	788
	Franco-Nevada Corp.	16,100	781
	Agnico Eagle Mines Ltd.	24,576	765
	Yamana Gold Inc.	79,600	745
^,* BlackBerry Ltd.		76,772	727
*	Tourmaline Oil Corp.	17,100	723
	Power Financial Corp.	21,160	652
	Canadian Tire Corp. Ltd. Class A	7,568	646
	TELUS Corp.	18,400	643
	Gildan Activewear Inc.	12,000	640
	Open Text Corp.	6,400	634
	Kinross Gold Corp.	131,449	603
^	Artis REIT	43,200	585
	Methanex Corp.	9,600	574
	Saputo Inc.	12,100	570
	Metro Inc.	9,700	558
^	Vermilion Energy Inc.	10,100	556
	Fortis Inc.	20,000	550
	Pacific Rubiales Energy Corp.	35,165	535
	Eldorado Gold Corp.	81,005	515
^	Loblaw Cos. Ltd.	13,300	514
^	Baytex Energy Corp.	13,900	507
^	Allied Properties REIT	16,800	493
	Progressive Waste Solutions Ltd.	21,100	485
	Brookfield Office Properties Inc.	25,800	482
	CI Financial Corp.	15,200	475
*	New Gold Inc.	82,100	471
	Onex Corp.	9,100	469
	Bombardier Inc. Class B	128,600	464

Morguard REIT	31,363	460
^ Enerplus Corp.	25,400	460
Finning International Inc.	18,700	453
TMX Group Ltd.	9,964	452
IGM Financial Inc.	9,300	451
Dollarama Inc.	5,900	445
* Turquoise Hill Resources Ltd.	123,629	433
* Osisko Mining Corp.	68,800	413
* Athabasca Oil Corp.	55,200	396
* MEG Energy Corp.	14,200	394
AltaGas Ltd.	10,300	383
West Fraser Timber Co. Ltd.	7,400	380
Precision Drilling Corp.	40,900	366
Constellation Software Inc.	1,700	365
Penn West Petroleum Ltd.	48,700	364
Cominar REIT	21,724	362
Industrial Alliance Insurance & Financial Services Inc.	8,900	354
Empire Co. Ltd.	5,500	351
Peyto Exploration & Development Corp.	11,400	334
* Paladin Labs Inc.	3,000	334
Stantec Inc.	5,300	323
Atco Ltd.	7,200	322
George Weston Ltd.	4,200	293
^ RioCan REIT	13,100	291
Canadian Western Bank	8,700	285
^ Emera Inc.	9,600	270
Barrick Gold Corp. (XNYS)	13,726	265
^ Pengrowth Energy Corp.	40,400	261
H&R REIT	13,403	255
TransAlta Corp.	18,860	248
^ Trilogy Energy Corp.	10,700	246
* Canfor Corp.	9,400	242
Aimia Inc.	13,800	239
Linamar Corp.	6,200	238
CCL Industries Inc. Class B	3,300	238
Whitecap Resources Inc.	22,300	236
^ Ritchie Bros Auctioneers Inc.	10,200	234
FirstService Corp.	5,800	234
* Tahoe Resources Inc.	12,800	227
CAE Inc.	17,900	227
ShawCor Ltd.	6,200	226
Russel Metals Inc.	8,600	222
Corus Entertainment Inc. Class B	9,700	215
* B2Gold Corp.	91,136	215
TransForce Inc.	9,800	210
^ Veresen Inc.	15,600	209
RONA Inc.	18,500	207
Gibson Energy Inc.	8,500	207
* Imax Corp.	7,400	205
Davis & Henderson Corp.	8,100	204
Bank of Montreal	3,309	202
Alamos Gold Inc.	21,900	201
* China Gold International Resources Corp. Ltd.	69,500	198
Quebecor Inc. Class B	9,200	196
Extendicare Inc.	30,200	194
* ATS Automation Tooling Systems Inc.	15,000	187
Trican Well Service Ltd.	16,200	185

	IAMGOLD Corp.	49,400	181
	Maple Leaf Foods Inc.	12,300	174
*	Detour Gold Corp.	26,200	168
^	Bonavista Energy Corp.	12,700	167
	MacDonald Dettwiler & Associates Ltd.	2,300	163
*	Great Canadian Gaming Corp.	13,100	163
	Mullen Group Ltd.	6,600	160
	Genworth MI Canada Inc.	5,200	156
*	NuVista Energy Ltd.	21,000	155
	Toromont Industries Ltd.	6,700	155
^	Home Capital Group Inc. Class B	2,200	152
	Cineplex Inc.	4,100	149
	Jean Coutu Group PJC Inc. Class A	8,500	147
	HudBay Minerals Inc.	18,465	147
	Dundee REIT Class A	5,500	145
*	Celestica Inc.	14,500	144
	Westshore Terminals Investment Corp.	4,500	143
	First Capital Realty Inc.	8,900	140
	Bombardier Inc. Class A	37,100	136
*	Lundin Mining Corp.	30,700	134
	Laurentian Bank of Canada	3,200	131
	Martinrea International Inc.	15,500	130
	Pan American Silver Corp.	10,224	129
	Ensign Energy Services Inc.	8,700	129
	Cogeco Cable Inc.	2,800	128
^	Canadian REIT	3,300	126
	Secure Energy Services Inc.	8,600	125
	Boardwalk REIT	2,300	121
	Capital Power Corp.	5,900	121
^	Northland Power Inc.	8,239	121
	Chartwell Retirement Residences	12,400	119
*	Dundee Corp. Class A	7,200	119
*	WSP Global Inc.	3,900	117
	AGF Management Ltd. Class B	11,100	114
*	Imperial Metals Corp.	7,400	112
	Bonterra Energy Corp.	2,400	111
^,* Westport Innovations Inc.		6,300	107
	Sherritt International Corp.	34,400	106
	Pason Systems Inc.	4,600	104
*	Dream Unlimited Corp.	7,200	103
^	Lightstream Resources Ltd.	18,335	102
*	Paramount Resources Ltd. Class A	2,600	98
	Innergex Renewable Energy Inc.	10,400	98
*	First Majestic Silver Corp.	9,200	96
	Enerflex Ltd.	6,900	96
	Calloway REIT	4,300	96
	Dorel Industries Inc. Class B	2,600	95
	Stella-Jones Inc.	4,000	94
	Manitoba Telecom Services Inc.	3,400	90
	Bell Aliant Inc.	3,900	90
	Superior Plus Corp.	8,100	89
	Trinidad Drilling Ltd.	10,700	89
^,* Thompson Creek Metals Co. Inc.		32,700	84
	Algonquin Power & Utilities Corp.	12,700	83
	Calfrac Well Services Ltd.	3,100	83
	Canadian Apartment Properties REIT	4,100	78
	Parkland Fuel Corp.	4,700	76

*	Torex Gold Resources Inc.	72,183	75
	Canexus Corp.	14,100	73
*	Crew Energy Inc.	10,700	70
*	Dominion Diamond Corp.	4,700	68
*	Capstone Mining Corp.	26,300	68
	Norbord Inc.	2,300	65
^,* Pretium Resources Inc.		10,800	63
	AuRico Gold Inc.	13,500	62
*	Bankers Petroleum Ltd.	15,900	61
*	Legacy Oil & Gas Inc.	10,800	55
*	Argonaut Gold Inc.	12,000	54
*	OceanaGold Corp.	29,200	53
	Nevsun Resources Ltd.	14,300	53
	SEMAFO Inc.	16,000	52
*	Silver Standard Resources Inc.	6,500	51
*	Birchcliff Energy Ltd.	6,600	50
*	Advantage Oil & Gas Ltd.	12,300	50
	Canaccord Genuity Group Inc.	7,400	45
*	BlackPearl Resources Inc.	20,000	45
	Major Drilling Group International Inc.	6,000	44
	Reitmans Canada Ltd. Class A	8,700	43
*	Continental Gold Ltd.	13,000	41
*	Dundee Precious Metals Inc.	11,000	39
*	Endeavour Mining Corp.	57,300	35
^	Just Energy Group Inc.	4,800	34
	Centerra Gold Inc.	8,500	33
^	Atlantic Power Corp.	11,600	30
	Alacer Gold Corp.	14,100	30
*	Kelt Exploration Ltd.	3,000	29
^,* Seabridge Gold Inc.		3,600	29
	Silvercorp Metals Inc.	10,900	28
*	NovaGold Resources Inc.	9,000	26
	North West Co. Inc.	1,100	25
*	Rubicon Minerals Corp.	19,300	25
	Wi-Lan Inc.	6,100	18
*	Gabriel Resources Ltd.	12,200	13
^,* Niko Resources Ltd.		4,000	9
^	First National Financial Corp.	300	6
			165,709
Chile (0.2%)
	Empresa Nacional de Electricidad SA ADR	26,312	1,015
	Empresas COPEC SA	37,451	438
	Banco de Chile	3,544,620	436
	SACI Falabella	52,013	407
	Latam Airlines Group SA (Santiago Shares)	25,854	359
	Enersis SA	1,327,263	351
	Cencosud SA	100,300	284
	Empresas CMPC SA	125,378	265
	Banco Santander Chile ADR	13,039	254
	Corpbanca SA	20,346,293	224
	Empresa Nacional de Electricidad SA	167,940	217
	Banco Santander Chile	3,784,612	190
	Aguas Andinas SA Class A	297,215	190
	Vina Concha y Toro SA	102,740	185
	Cia Cervecerias Unidas SA	16,195	172
	Banco de Credito e Inversiones	3,124	167
	Sociedad Matriz Banco de Chile Class B	495,744	152

Colbun SA	659,252	145
Enersis SA ADR	10,846	144
Sociedad Quimica y Minera de Chile SA ADR	5,411	135
AES Gener SA	254,522	126
Sonda SA	59,815	117
Inversiones La Construccion SA	9,475	113
ENTEL Chile SA	8,632	104
Administradora de Fondos de Pensiones Habitat SA	81,126	102
Parque Arauco SA	51,189	87
CAP SA	5,685	83
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	3,291	83
Besalco SA	88,861	73
Embotelladora Andina SA Prior Pfd.	18,360	68
Latam Airlines Group SA	4,562	67
Ripley Corp. SA	116,780	66
Inversiones Aguas Metropolitanas SA	36,076	58
Sociedad Matriz SAAM SA	651,845	51
Salfacorp SA	57,321	49
E.CL SA	25,930	31
Norte Grande SA	9,939,426	31
* Cia Sud Americana de Vapores SA	583,637	24
		7,063
China (1.8%)
Tencent Holdings Ltd.	118,204	8,159
China Mobile Ltd.	612,861	5,847
China Construction Bank Corp.	8,346,060	5,736
Industrial & Commercial Bank of China Ltd.	8,380,245	5,137
Bank of China Ltd.	8,533,800	3,580
CNOOC Ltd.	1,844,472	2,852
China Petroleum & Chemical Corp.	3,386,314	2,665
China Life Insurance Co. Ltd.	944,000	2,571
PetroChina Co. Ltd.	2,586,000	2,481
Ping An Insurance Group Co. of China Ltd.	223,810	1,785
Hengan International Group Co. Ltd.	138,548	1,482
China Overseas Land & Investment Ltd.	514,480	1,378
China Shenhua Energy Co. Ltd.	521,000	1,331
Agricultural Bank of China Ltd.	2,488,500	1,075
Lenovo Group Ltd.	766,000	987
China Merchants Bank Co. Ltd.	553,272	964
China Telecom Corp. Ltd.	2,016,034	931
China Pacific Insurance Group Co. Ltd.	253,600	908
China Unicom Hong Kong Ltd.	653,574	852
Belle International Holdings Ltd.	781,000	831
Tsingtao Brewery Co. Ltd.	102,823	747
PICC Property & Casualty Co. Ltd.	530,466	706
China National Building Material Co. Ltd.	696,000	665
Bank of Communications Co. Ltd.	906,058	582
China Minsheng Banking Corp. Ltd.	572,300	557
China Oilfield Services Ltd.	210,000	554
Great Wall Motor Co. Ltd.	114,750	534
Kunlun Energy Co. Ltd.	322,000	530
China Resources Power Holdings Co. Ltd.	219,400	517
Beijing Enterprises Holdings Ltd.	60,500	515
ENN Energy Holdings Ltd.	78,000	504
Brilliance China Automotive Holdings Ltd.	314,000	478
Anhui Conch Cement Co. Ltd.	121,500	464
China Resources Land Ltd.	186,000	439

	Dongfeng Motor Group Co. Ltd.	292,000	426
	China Gas Holdings Ltd.	294,000	411
	China CITIC Bank Corp. Ltd.	847,010	404
	China Resources Enterprise Ltd.	134,000	399
	China State Construction International Holdings Ltd.	218,000	396
	China Merchants Holdings International Co. Ltd.	116,000	395
	Beijing Capital International Airport Co. Ltd.	510,000	389
	Haier Electronics Group Co. Ltd.	132,000	387
*	Hunan Nonferrous Metal Corp. Ltd.	1,212,000	380
	China International Marine Containers Group Co. Ltd.	161,400	374
	China Communications Construction Co. Ltd.	498,375	361
2	People's Insurance Co. Group of China Ltd.	826,000	354
*	China Cinda Asset Management Co. Ltd.	530,000	343
	China Everbright International Ltd.	257,000	335
*	GCL-Poly Energy Holdings Ltd.	970,000	330
	Sino Biopharmaceutical Ltd.	384,000	326
	China Longyuan Power Group Corp.	271,000	323
*	Great Wall Technology Co. Ltd.	800,000	314
	GOME Electrical Appliances Holding Ltd.	1,797,720	311
	CSPC Pharmaceutical Group Ltd.	344,000	284
	Beijing Enterprises Water Group Ltd.	500,000	281
	Jiangxi Copper Co. Ltd.	154,000	276
	Longfor Properties Co. Ltd.	195,000	270
^,* Byd Co. Ltd.		56,500	267
	Jiangsu Future Land Co. Ltd. Class B	440,800	260
	Hangzhou Steam Turbine Co. Class B	192,557	256
	Shimao Property Holdings Ltd.	117,000	255
	Sinopharm Group Co. Ltd.	91,600	255
	Huaneng Power International Inc.	276,000	255
	China South City Holdings Ltd.	490,000	253
^,* Aluminum Corp. of China Ltd.		705,331	252
*	China Taiping Insurance Holdings Co. Ltd.	141,200	245
	Country Garden Holdings Co. Ltd.	439,817	240
	CITIC Securities Co. Ltd.	101,000	229
*	New China Life Insurance Co. Ltd.	76,534	224
	Zhuzhou CSR Times Electric Co. Ltd.	69,000	215
	Geely Automobile Holdings Ltd.	525,000	213
	Sino-Ocean Land Holdings Ltd.	384,000	206
	Guangzhou Automobile Group Co. Ltd.	209,857	206
	Inner Mongolia Yitai Coal Co. Ltd. Class B	131,204	203
	China Coal Energy Co. Ltd.	408,000	202
	Haitong Securities Co. Ltd.	137,200	198
	China Resources Gas Group Ltd.	64,000	197
	COSCO Pacific Ltd.	152,000	193
	China Vanke Co. Ltd. Class B	116,700	192
	Shenzhou International Group Holdings Ltd.	55,991	192
^	Evergrande Real Estate Group Ltd.	469,000	188
	Kingsoft Corp. Ltd.	57,000	185
	Guangdong Investment Ltd.	196,000	183
	Shandong Weigao Group Medical Polymer Co. Ltd.	156,000	181
	Biostime International Holdings Ltd.	21,000	181
^	CITIC Pacific Ltd.	144,000	180
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	88,373	177
	Jiangsu Expressway Co. Ltd.	138,000	175
	Shanghai Industrial Holdings Ltd.	51,000	170
	Weichai Power Co. Ltd.	44,600	167
	Yuexiu Property Co. Ltd.	799,200	163

	Kingboard Chemical Holdings Ltd.	72,000	162
^,* Hanergy Solar Group Ltd.		1,140,000	161
	Chongqing Changan Automobile Co. Ltd. Class B	87,200	157
	Guangzhou R&F Properties Co. Ltd.	117,400	155
*	China Shipping Development Co. Ltd.	256,000	152
	China Railway Construction Corp. Ltd.	182,626	152
	Sihuan Pharmaceutical Holdings Group Ltd.	139,000	149
	Nine Dragons Paper Holdings Ltd.	173,000	149
	Digital China Holdings Ltd.	152,000	149
	China Railway Group Ltd.	331,000	146
	CSR Corp. Ltd.	197,000	144
	Zhejiang Expressway Co. Ltd.	160,000	144
	Air China Ltd.	220,000	142
*	ZTE Corp.	68,212	139
	Greentown China Holdings Ltd.	97,879	139
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	45,000	138
	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	135
	Chongqing Rural Commercial Bank	314,000	133
	China Everbright Ltd.	96,000	130
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	160,380	129
2	Sinopec Engineering Group Co. Ltd.	101,135	129
	Agile Property Holdings Ltd.	140,000	129
	China Communications Services Corp. Ltd.	234,000	126
	Far East Horizon Ltd.	174,000	125
^	Yanzhou Coal Mining Co. Ltd.	166,000	125
	Zhongsheng Group Holdings Ltd.	82,000	121
	Weifu High-Technology Group Co. Ltd. Class B	34,600	119
	Sinotrans Ltd.	283,000	118
	Zijin Mining Group Co. Ltd.	541,301	117
	Haitian International Holdings Ltd.	54,000	117
	AviChina Industry & Technology Co. Ltd.	200,000	116
^,* China Huishan Dairy Holdings Co. Ltd.		349,403	116
^,* China COSCO Holdings Co. Ltd.		276,500	115
	Shanghai Electric Group Co. Ltd.	360,000	115
	Fosun International Ltd.	106,500	114
	Travelsky Technology Ltd.	106,000	111
	CIMC Enric Holdings Ltd.	70,000	111
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	64,000	107
	Shanghai Pharmaceuticals Holding Co. Ltd.	43,400	107
^,* China Modern Dairy Holdings Ltd.		227,000	105
	Sinopec Kantons Holdings Ltd.	90,000	104
	Shenzhen International Holdings Ltd.	800,000	103
	Weiqiao Textile Co.	191,000	103
	Huaneng Renewables Corp. Ltd.	242,000	101
	China BlueChemical Ltd.	176,000	97
*	Shenzhen Nanshan Power Co. Ltd. Class B	290,400	97
	Dah Chong Hong Holdings Ltd.	166,000	97
^	Sunny Optical Technology Group Co. Ltd.	118,000	97
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	58,237	95
	Franshion Properties China Ltd.	294,000	94
	NetDragon Websoft Inc.	43,500	89
	China Shanshui Cement Group Ltd.	267,000	89
*	Kingdee International Software Group Co. Ltd.	232,000	88
*	China High Speed Transmission Equipment Group Co. Ltd.	145,000	88
	Tong Ren Tang Technologies Co. Ltd.	25,000	86
*	Coolpad Group Ltd.	160,000	85
	Sinopec Shanghai Petrochemical Co. Ltd.	300,000	85

	China Medical System Holdings Ltd.	74,000	84
	SOHO China Ltd.	106,000	84
	Tibet 5100 Water Resources Holdings Ltd.	191,000	83
	BBMG Corp.	103,500	80
^,* China Foods Ltd.		230,000	80
*	China Resources and Transportation Group Ltd.	1,500,000	80
	Anxin-China Holdings Ltd.	312,000	79
	China Agri-Industries Holdings Ltd.	176,800	78
	ANTA Sports Products Ltd.	52,000	76
	Datang International Power Generation Co. Ltd.	188,000	75
*	Li Ning Co. Ltd.	93,000	74
*,2 China Galaxy Securities Co. Ltd.		103,000	73
*	Huishang Bank Corp. Ltd.	158,452	73
	China Resources Cement Holdings Ltd.	106,000	73
^,* Angang Steel Co. Ltd.		114,000	72
	CSG Holding Co. Ltd. Class B	90,105	71
	China Molybdenum Co. Ltd.	169,000	71
*	China Eastern Airlines Corp. Ltd.	202,000	68
	Skyworth Digital Holdings Ltd.	124,000	67
	Poly Property Group Co. Ltd.	136,000	65
	Huadian Power International Corp. Ltd.	152,000	63
	Dongfang Electric Corp. Ltd.	44,800	62
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	26,900	61
	Guangshen Railway Co. Ltd.	140,000	60
^	China Power International Development Ltd.	178,000	60
	Lee & Man Paper Manufacturing Ltd.	88,000	59
	Sunac China Holdings Ltd.	98,000	59
	Lijun International Pharmaceutical Holding Co. Ltd.	180,000	58
*	Renhe Commercial Holdings Co. Ltd.	1,164,000	58
*	Glorious Property Holdings Ltd.	355,000	57
	KWG Property Holding Ltd.	108,500	57
	China Oil & Gas Group Ltd.	320,000	54
	Intime Retail Group Co. Ltd.	54,000	54
*	Hopson Development Holdings Ltd.	58,000	53
	Wumart Stores Inc.	40,000	51
	Shenzhen Investment Ltd.	140,000	50
^,* China Shipping Container Lines Co. Ltd.		199,000	47
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	14,000	46
	Bosideng International Holdings Ltd.	242,000	44
	China Overseas Grand Oceans Group Ltd.	52,000	42
	Golden Eagle Retail Group Ltd.	30,000	41
*	China Lesso Group Holdings Ltd.	66,000	41
^	Daphne International Holdings Ltd.	78,000	40
^,* China Yurun Food Group Ltd.		68,000	40
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	12,633	32
	China Southern Airlines Co. Ltd.	88,000	30
	Anhui Gujing Distillery Co. Ltd. Class B	13,200	29
	Zhaojin Mining Industry Co. Ltd.	45,500	27
	Dongyue Group Ltd.	71,000	25
*	China ZhengTong Auto Services Holdings Ltd.	31,000	19
*	Chaoda Modern Agriculture Holdings Ltd.	132,000	11
			84,353
Colombia (0.1%)
	Ecopetrol SA	410,773	717
	Bancolombia SA ADR	14,018	616
	Grupo de Inversiones Suramericana SA	31,591	481
	Almacenes Exito SA	19,936	262

Ecopetrol SA ADR	7,030	241
Banco Davivienda SA Prior Pfd.	18,285	194
Cementos Argos SA	44,055	182
* Bancolombia SA Prior Pfd.	14,574	161
Isagen SA ESP	104,160	152
Interconexion Electrica SA ESP	36,758	135
* Cemex Latam Holdings SA	16,262	109
Grupo de Inversiones Suramericana SA Prior Pfd.	6,558	102
Grupo Argos SA Prior Pfd.	11,235	101
Corp Financiera Colombiana SA	4,548	80
		3,533
Czech Republic (0.0%)
Komercni Banka AS	2,844	618
CEZ AS	15,521	393
Telefonica Czech Republic AS	9,755	141
		1,152
Denmark (0.5%)
* Novo Nordisk A/S Class B	226,270	8,968
* Danske Bank A/S	86,668	1,957
AP Moeller - Maersk A/S Class B	153	1,704
Coloplast A/S Class B	22,585	1,696
Novozymes A/S	24,609	1,061
Carlsberg A/S Class B	10,740	1,047
AP Moeller - Maersk A/S Class A	73	779
TDC A/S	81,540	767
* Vestas Wind Systems A/S	22,047	728
Pandora A/S	11,473	655
DSV A/S	19,464	625
* Auriga Industries Class B	15,654	493
GN Store Nord A/S	18,498	439
* Jyske Bank A/S	7,734	396
^ FLSmidth & Co. A/S	7,328	390
Chr Hansen Holding A/S	9,710	375
* Matas A/S	11,786	318
* Sydbank A/S	11,263	287
Topdanmark A/S	9,790	258
* Genmab A/S	6,193	245
Solar A/S Class B	3,743	242
H Lundbeck A/S	8,518	211
NKT Holding A/S	3,370	196
Tryg A/S	2,042	195
Royal UNIBREW	1,067	135
ALK-Abello A/S	1,004	131
* William Demant Holding A/S	1,178	108
* SimCorp A/S	2,770	101
Rockwool International A/S Class B	488	88
		24,595
Egypt (0.0%)
Commercial International Bank Egypt SAE	95,580	462
Sidi Kerir Petrochemicals Co.	79,618	200
* Global Telecom Holding GDR	58,751	195
Telecom Egypt Co.	55,015	117
* Talaat Moustafa Group	84,619	87
Alexandria Mineral Oils Co.	7,392	67
Egypt Kuwait Holding Co. SAE	50,301	50

	Orascom Telecom Media And Technology Holding SAE GDR	30,107	21
			1,199
Finland (0.4%)
*	Nokia Oyj	430,516	2,983
	Sampo	51,414	2,385
	Kone Oyj Class B	41,181	1,675
	UPM-Kymmene Oyj	91,367	1,400
	Nokian Renkaat Oyj	28,979	1,222
	Wartsila OYJ Abp	20,813	1,129
	Metso Oyj	28,336	887
	Fortum Oyj	38,787	833
	Cargotec Oyj Class B	15,269	543
^	Outotec Oyj	47,261	482
	Stora Enso Oyj	41,606	389
	Orion Oyj Class B	12,656	331
	Pohjola Bank plc Class A	14,770	290
	Neste Oil Oyj	15,914	284
	Huhtamaki Oyj	11,387	283
	Elisa Oyj	10,310	265
*	Valmet Corp.	27,394	231
	Sponda Oyj	44,471	215
	Amer Sports Oyj	10,003	206
	Konecranes Oyj	5,372	189
	Tieto Oyj	8,018	176
*	Caverion Corp.	15,327	149
	Kesko Oyj Class B	3,410	126
	YIT Oyj	8,516	107
	Raisio plc	14,364	87
^,* Outokumpu Oyj		123,288	72
			16,939
France (3.2%)
	Total SA	235,359	13,440
	Sanofi	132,382	12,959
	BNP Paribas SA	113,838	8,789
	AXA SA	219,562	5,763
	LVMH Moet Hennessy Louis Vuitton SA	30,479	5,423
	Schneider Electric SA	63,215	5,097
	L'Oreal SA	28,458	4,673
	Societe Generale SA	80,252	4,538
	Air Liquide SA	35,018	4,393
	Danone	62,496	4,125
	Airbus Group NV	57,496	4,075
	Vivendi SA	147,054	3,944
	Vinci SA	53,052	3,466
	GDF Suez	151,298	3,336
	Orange SA	205,339	2,534
	Carrefour SA	73,309	2,519
	Cie de St-Gobain	47,278	2,480
	Pernod Ricard SA	22,089	2,370
	Essilor International SA	22,132	2,222
	Cie Generale des Etablissements Michelin	21,060	2,219
	Lafarge SA	27,905	2,003
	Safran SA	27,454	1,953
*	Credit Agricole SA	128,108	1,723
	Kering	8,482	1,692
	Renault SA	18,787	1,635

	Publicis Groupe SA	17,631	1,563
	Legrand SA	26,296	1,394
*	Alcatel-Lucent	338,922	1,370
	Societe BIC SA	10,776	1,241
	Technip SA	13,863	1,181
	SES SA	35,710	1,146
	Alstom SA	40,287	1,142
	Bouygues SA	28,785	1,098
	Christian Dior SA	5,914	1,081
	Casino Guichard Perrachon SA	10,268	1,057
	Arkema SA	9,892	1,055
	Edenred	34,593	966
	Cap Gemini SA	13,829	942
	Dassault Systemes	7,885	934
	Hermes International	2,906	925
	Vallourec SA	17,573	876
	Sartorius Stedim Biotech	4,901	875
	Electricite de France	25,444	864
	Valeo SA	7,646	854
	Veolia Environnement SA	54,120	850
^	Sodexo	8,490	836
	Accor SA	17,222	821
	SCOR SE	24,093	782
	Iliad SA	3,312	758
	Thales SA	11,183	728
	Rexel SA	26,955	692
	Societe de la Tour Eiffel	9,791	655
	AtoS	7,170	626
	Zodiac Aerospace	3,554	626
	Saft Groupe SA	17,256	604
	Bureau Veritas SA	21,820	567
	STMicroelectronics NV	67,881	556
	Natixis	91,531	538
	Groupe Eurotunnel SA	46,791	516
	SEB SA	6,591	516
	Aeroports de Paris	3,928	443
	Eutelsat Communications SA	13,886	421
	Havas SA	49,634	389
	Suez Environnement Co.	21,109	378
	Wendel SA	2,775	376
	Eurofins Scientific SE	1,478	376
^,* Peugeot SA		24,352	373
^	Ingenico	4,284	368
	Klepierre	8,243	358
^	Neopost SA	3,984	338
	Teleperformance	5,376	315
	Bollore SA	583	314
	CNP Assurances	14,082	276
	Lagardere SCA	7,785	275
	Metropole Television SA	12,110	262
*	CGG SA	17,581	261
	Eurazeo SA	3,594	257
	Eiffage SA	4,416	256
	Imerys SA	3,027	246
	Orpea	4,455	244
	Nexans SA	5,175	242
	ICADE	2,637	231

Medica SA	7,888	226
Fonciere Des Regions	2,346	192
* Faurecia	4,590	181
Euler Hermes SA	1,421	174
* Air France-KLM	14,541	167
Remy Cointreau SA	2,212	165
Bourbon SA	5,800	160
Rubis SCA	2,352	153
Societe Television Francaise 1	8,145	150
JCDecaux SA	3,224	137
Plastic Omnium SA	5,100	132
Ipsen SA	2,978	125
* GameLoft SE	13,315	121
* Technicolor SA	23,885	118
Gecina SA	920	112
Etablissements Maurel et Prom	6,590	107
* Beneteau SA	6,653	102
BioMerieux	917	96
Eramet	929	89
MPI	20,679	81
Groupe Steria SCA	3,037	61
Mercialys SA	2,574	53
Virbac SA	232	52
IPSOS	1,137	49
* UBISOFT Entertainment	3,353	47
Alten SA	936	42
Altran Technologies SA	4,111	38
Nexity SA	842	34
Mersen	914	29
* Groupe Fnac	880	27
Vilmorin & Cie SA	202	26
		148,851
Germany (3.2%)
Bayer AG	95,658	12,594
^ Siemens AG	97,415	12,345
BASF SE	106,941	11,443
Daimler AG	111,418	9,328
Allianz SE	52,601	8,776
SAP AG	103,256	7,895
Deutsche Telekom AG	357,334	5,769
Deutsche Bank AG	118,950	5,753
Volkswagen AG Prior Pfd.	17,535	4,444
Muenchener Rueckversicherungs AG	19,815	4,091
Bayerische Motoren Werke AG	37,553	4,089
Linde AG	20,814	3,941
E.ON SE	209,492	3,806
Deutsche Post AG	108,064	3,738
Deutsche Boerse AG	37,800	2,907
Porsche Automobil Holding SE Prior Pfd.	27,299	2,671
Adidas AG	23,539	2,630
Continental AG	11,521	2,481
Fresenius SE & Co. KGaA	15,144	2,361
Henkel AG & Co. KGaA Prior Pfd.	19,525	2,116
RWE AG	53,765	1,990
HeidelbergCement AG	24,895	1,852
Commerzbank AG	107,568	1,828
Fresenius Medical Care AG & Co. KGaA	22,408	1,576

* ThyssenKrupp AG	59,763	1,537
Infineon Technologies AG	122,305	1,261
Henkel AG & Co. KGaA	12,850	1,250
Merck KGaA	7,267	1,127
* ProSiebenSat.1 Media AG	24,970	1,119
Beiersdorf AG	10,469	1,036
Kabel Deutschland Holding AG	7,837	1,029
Brenntag AG	5,794	999
GEA Group AG	17,712	831
Volkswagen AG	3,195	776
Metro AG	18,266	753
^ K&S AG	22,857	680
* Sky Deutschland AG	64,747	588
* OSRAM Licht AG	9,722	568
* QIAGEN NV	25,612	561
Hannover Rueck SE	6,784	538
United Internet AG	11,908	520
LANXESS AG	7,449	489
Deutsche Wohnen AG	25,382	475
* Deutsche Lufthansa AG	19,305	459
Symrise AG	9,946	453
MAN SE	3,710	452
Fuchs Petrolub SE	5,461	423
Fuchs Petrolub SE Prior Pfd.	4,378	395
Wirecard AG	8,847	386
Bilfinger SE	3,164	365
Deutsche Euroshop AG	8,453	357
Hugo Boss AG	2,761	349
LEG Immobilien AG	5,713	340
Aurubis AG	5,039	292
* Evonik Industries AG	7,652	289
Freenet AG	8,860	270
MTU Aero Engines AG	3,038	270
Wincor Nixdorf AG	3,793	269
Axel Springer SE	4,031	258
^ Celesio AG	7,771	257
Suedzucker AG	10,184	254
Fraport AG Frankfurt Airport Services Worldwide	3,307	244
Hochtief AG	3,010	240
Leoni AG	2,998	233
* Deutsche Wohnen AG-BR	12,395	225
* TUI AG	12,874	219
Stada Arzneimittel AG	4,389	209
SGL Carbon SE	5,371	201
* Telefonica Deutschland Holding AG	25,181	201
Rhoen Klinikum AG	6,770	199
Takkt AG	10,483	197
DMG MORI SEIKI AG	6,025	195
* MorphoSys AG	2,183	191
Wacker Chemie AG	1,583	188
Gerry Weber International AG	4,199	187
Software AG	4,584	170
* Aareal Bank AG	4,315	159
* Nordex SE	11,808	158
* KION Group AG	3,026	139
* Kloeckner & Co. SE	8,705	130
Norma Group SE	2,347	127

Gerresheimer AG	1,861	125
Sixt SE	3,725	122
* Deutz AG	11,888	118
Jungheinrich AG Prior Pfd.	1,610	117
* Aixtron SE	7,290	111
Grenkeleasing AG	1,154	107
Krones AG	1,243	99
* GAGFAH SA	6,853	98
Duerr AG	1,160	98
CAT Oil AG	4,221	96
Salzgitter AG	2,138	94
* Dialog Semiconductor plc	4,524	88
TAG Immobilien AG	7,134	86
* Talanx AG	2,592	83
Alstria Office REIT-AG	6,316	82
ElringKlinger AG	2,213	82
Bechtle AG	1,108	82
KUKA AG	1,652	79
Pfeiffer Vacuum Technology AG	660	78
Puma SE	265	75
Vossloh AG	786	75
Draegerwerk AG & Co. KGaA Prior Pfd.	596	73
Fielmann AG	648	72
Rational AG	231	71
Hamburger Hafen und Logistik AG	2,013	50
KWS Saat AG	75	25
		148,797
Greece (0.1%)
* Hellenic Telecommunications Organization SA ADR	45,296	327
* Folli Follie SA	10,238	309
OPAP SA	22,643	292
* Mytilineos Holdings SA	28,609	224
Piraeus Bank SA	90,895	211
* Alpha Bank AE	214,648	194
Motor Oil Hellas Corinth Refineries SA	14,637	169
* Titan Cement Co. SA	6,193	166
* JUMBO SA	8,998	153
Public Power Corp. SA	10,498	140
* Alpha Bank Warrants Exp. 12/10/2017	52,093	91
* National Bank of Greece SA ADR	19,700	88
* Marfin Investment Group Holdings SA	146,964	84
Hellenic Petroleum SA	7,187	70
National Bank of Greece SA	14,739	65
* Bank of Cyprus plc	187,651	52
* Hellenic Telecommunications Organization SA	1,375	20
		2,655
Hong Kong (1.2%)
AIA Group Ltd.	1,388,158	6,402
Hutchison Whampoa Ltd.	300,000	3,686
Sun Hung Kai Properties Ltd.	208,022	2,544
Sands China Ltd.	302,800	2,338
Hong Kong Exchanges and Clearing Ltd.	149,061	2,320
* Galaxy Entertainment Group Ltd.	229,000	2,225
Cheung Kong Holdings Ltd.	142,400	2,110
Hang Seng Bank Ltd.	113,346	1,775
Jardine Matheson Holdings Ltd.	32,347	1,735

Hang Lung Group Ltd.	295,361	1,362
Hong Kong & China Gas Co. Ltd.	621,038	1,270
Wharf Holdings Ltd.	180,600	1,234
BOC Hong Kong Holdings Ltd.	404,500	1,222
CLP Holdings Ltd.	160,000	1,217
Want Want China Holdings Ltd.	898,000	1,203
Power Assets Holdings Ltd.	143,500	1,083
Bank of East Asia Ltd.	271,072	1,029
Link REIT	228,500	1,027
Tingyi Cayman Islands Holding Corp.	346,000	900
Li & Fung Ltd.	620,000	854
Hongkong Land Holdings Ltd.	137,000	826
Jardine Strategic Holdings Ltd.	24,500	797
China Mengniu Dairy Co. Ltd.	163,000	743
Hang Lung Properties Ltd.	254,000	697
Prosperity REIT	2,398,000	686
Swire Pacific Ltd. Class A	57,352	613
SJM Holdings Ltd.	193,000	604
Prada SPA	72,300	538
Henderson Land Development Co. Ltd.	92,400	492
Wynn Macau Ltd.	112,800	483
New World Development Co. Ltd.	342,000	427
MTR Corp. Ltd.	117,000	411
First Pacific Co. Ltd.	361,200	360
Techtronic Industries Co.	139,000	356
AAC Technologies Holdings Inc.	81,000	350
Sino Land Co. Ltd.	252,280	336
* Esprit Holdings Ltd.	175,346	331
Melco International Development Ltd.	90,000	328
Wing Hang Bank Ltd.	21,000	299
Sun Art Retail Group Ltd.	223,579	292
MGM China Holdings Ltd.	71,600	284
Wheelock & Co. Ltd.	69,000	281
Swire Properties Ltd.	106,846	276
Shangri-La Asia Ltd.	163,519	274
VTech Holdings Ltd.	19,100	230
Yue Yuen Industrial Holdings Ltd.	73,000	227
* Semiconductor Manufacturing International Corp.	2,074,000	211
Cheung Kong Infrastructure Holdings Ltd.	35,000	206
Chow Tai Fook Jewellery Group Ltd.	135,200	198
Newocean Energy Holdings Ltd.	234,000	197
ASM Pacific Technology Ltd.	20,000	187
Cathay Pacific Airways Ltd.	83,000	174
NWS Holdings Ltd.	117,500	170
Uni-President China Holdings Ltd.	184,000	166
Hysan Development Co. Ltd.	39,000	154
Kerry Properties Ltd.	46,000	148
Giordano International Ltd.	198,000	142
Huabao International Holdings Ltd.	275,000	140
^ REXLot Holdings Ltd.	900,000	140
Dah Sing Financial Holdings Ltd.	28,800	138
Luk Fook Holdings International Ltd.	42,000	136
PCCW Ltd.	292,000	133
Johnson Electric Holdings Ltd.	141,000	126
New World China Land Ltd.	236,000	125
Minth Group Ltd.	60,000	116
Xinyi Glass Holdings Ltd.	136,000	111

	Man Wah Holdings Ltd.	60,800	110
	L'Occitane International SA	53,500	106
	Hopewell Holdings Ltd.	30,000	104
*	Sino Oil And Gas Holdings Ltd.	3,795,000	99
	Yuexiu REIT	207,000	97
	Champion REIT	225,000	95
	Television Broadcasts Ltd.	15,000	94
^,* Macau Legend Development Ltd.		97,000	93
	Cafe de Coral Holdings Ltd.	30,000	92
	CITIC Telecom International Holdings Ltd.	302,500	91
*	FIH Mobile Ltd.	183,000	91
	Shougang Fushan Resources Group Ltd.	312,000	85
	Truly International Holdings Ltd.	154,000	84
	NagaCorp Ltd.	88,000	83
	Towngas China Co. Ltd.	71,000	83
	Shun Tak Holdings Ltd.	144,000	83
*	TCL Communication Technology Holdings Ltd.	74,000	80
	Great Eagle Holdings Ltd.	24,000	78
	Pacific Basin Shipping Ltd.	126,000	77
*	Xinchen China Power Holdings Ltd.	128,000	77
	Yingde Gases Group Co. Ltd.	86,000	76
	Ju Teng International Holdings Ltd.	112,000	74
	Pacific Textiles Holdings Ltd.	52,000	74
*	G-Resources Group Ltd.	2,679,600	68
	China Travel International Inv HK	354,000	67
	Lifestyle International Holdings Ltd.	37,500	67
	Vitasoy International Holdings Ltd.	48,000	67
	Shui On Land Ltd.	206,000	65
*	Brightoil Petroleum Holdings Ltd.	236,000	64
	Dah Sing Banking Group Ltd.	42,800	62
*	Hong Kong Television Network Ltd.	164,000	61
^	Anton Oilfield Services Group	94,000	60
	SA SA International Holdings Ltd.	60,000	57
	Orient Overseas International Ltd.	13,000	54
	Texwinca Holdings Ltd.	52,000	50
	Value Partners Group Ltd.	72,000	46
	Midland Holdings Ltd.	96,000	44
	Honghua Group Ltd.	155,000	43
	Hutchison Telecommunications Hong Kong Holdings Ltd.	112,000	41
^	SmarTone Telecommunications Holdings Ltd.	37,000	41
*	Kerry Logistics Network Ltd.	23,000	39
*	Lai Sun Development	1,446,000	36
	Parkson Retail Group Ltd.	117,500	36
*	Xinyi Solar Holdings Ltd.	136,000	29
*	Mongolia Energy Corp. Ltd.	816,000	26
	Emperor Watch & Jewellery Ltd.	360,000	23
^,* China Rongsheng Heavy Industries Group Holdings Ltd.		127,000	22
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	19
*	Top Frontier Investment Holdings Inc	10,879	17
*	Mongolian Mining Corp.	68,000	7
			55,432
Hungary (0.0%)
	OTP Bank plc	43,090	792
	MOL Hungarian Oil & Gas plc	3,778	232
*	Richter Gedeon Nyrt	7,630	155
			1,179

India (0.8%)
HDFC Bank Ltd. ADR	71,228	2,229
Housing Development Finance Corp.	174,469	2,223
Infosys Ltd.	33,783	1,984
Tata Consultancy Services Ltd.	52,510	1,859
Infosys Ltd. ADR	29,236	1,713
2 Reliance Industries Ltd. GDR	60,879	1,598
Reliance Industries Ltd.	112,258	1,491
ITC Ltd.	210,005	1,083
ICICI Bank Ltd.	63,497	982
Oil & Natural Gas Corp. Ltd.	221,850	964
Sun Pharmaceutical Industries Ltd.	85,832	796
Hindustan Unilever Ltd.	79,463	721
HCL Technologies Ltd.	31,017	720
Bharti Airtel Ltd.	141,783	707
Tata Motors Ltd.	107,767	598
Axis Bank Ltd.	30,023	529
Wipro Ltd.	57,577	528
Larsen & Toubro Ltd.	30,759	477
Sesa Sterlite Ltd.	150,988	453
Mahindra & Mahindra Ltd.	31,316	441
NTPC Ltd.	201,797	405
Dr Reddy's Laboratories Ltd.	9,359	390
United Spirits Ltd.	9,874	387
Kotak Mahindra Bank Ltd.	36,750	380
Tech Mahindra Ltd.	12,643	361
Bajaj Auto Ltd.	11,495	348
Coal India Ltd.	74,370	293
Lupin Ltd.	20,752	292
Cairn India Ltd.	50,775	263
Nestle India Ltd.	3,172	256
Hero MotoCorp Ltd.	7,582	237
State Bank of India GDR	4,920	236
* Federal Bank Ltd.	180,190	224
Power Grid Corp. of India Ltd.	143,544	218
Apollo Hospitals Enterprise Ltd.	14,411	213
Ultratech Cement Ltd.	7,800	213
Maruti Suzuki India Ltd.	8,157	212
Tata Steel Ltd.	34,752	197
Cipla Ltd.	30,059	196
GAIL India Ltd.	34,252	195
Asian Paints Ltd.	25,140	187
Aurobindo Pharma Ltd.	23,959	179
LIC Housing Finance Ltd.	57,441	179
Zee Entertainment Enterprises Ltd.	41,375	176
Titan Co. Ltd.	48,049	170
Idea Cellular Ltd.	72,404	166
JSW Steel Ltd.	11,095	162
NMDC Ltd.	69,974	162
Bharat Heavy Electricals Ltd.	58,102	159
Shriram Transport Finance Co. Ltd.	15,123	150
Adani Enterprises Ltd.	38,435	147
Reliance Communications Ltd.	73,712	146
IndusInd Bank Ltd.	23,818	143
IDFC Ltd.	93,959	140
UPL Ltd.	45,275	136
ICICI Bank Ltd. ADR	4,180	134

State Bank of India	5,553	133
GlaxoSmithKline Pharmaceuticals Ltd.	2,794	133
Indian Oil Corp. Ltd.	33,749	131
Jindal Steel & Power Ltd.	32,761	131
Yes Bank Ltd.	26,777	129
Grasim Industries Ltd.	3,156	128
Bharat Petroleum Corp. Ltd.	22,140	128
Dabur India Ltd.	46,096	126
Hindalco Industries Ltd.	72,576	126
Ambuja Cements Ltd.	49,131	124
Godrej Consumer Products Ltd.	10,193	122
Adani Ports and Special Economic Zone Ltd.	50,136	117
GMR Infrastructure Ltd.	352,182	114
DLF Ltd.	51,046	111
Tata Power Co. Ltd.	92,773	109
Petronet LNG Ltd.	61,098	107
ABB India Ltd.	11,390	105
Mindtree Ltd.	4,622	105
Motherson Sumi Systems Ltd.	31,696	103
* Oracle Financial Services Software Ltd.	1,951	100
Rural Electrification Corp. Ltd.	34,799	100
Eicher Motors Ltd.	1,341	99
Siemens Ltd.	10,185	89
Glenmark Pharmaceuticals Ltd.	9,702	86
Hindustan Petroleum Corp. Ltd.	21,982	85
Marico Ltd.	24,788	85
Divi's Laboratories Ltd.	3,935	83
United Breweries Ltd.	5,923	78
Indiabulls Housing Finance Ltd.	22,872	75
Havells India Ltd.	6,062	75
Mahindra & Mahindra Financial Services Ltd.	19,113	74
Piramal Enterprises Ltd.	8,374	74
Colgate-Palmolive India Ltd.	3,469	72
Cadila Healthcare Ltd.	5,490	72
Punjab National Bank	8,346	72
HDFC Bank Ltd.	7,224	71
Jammu & Kashmir Bank Ltd.	3,223	71
Castrol India Ltd.	14,722	69
Shree Cement Ltd.	971	69
Aditya Birla Nuvo Ltd.	3,850	68
GlaxoSmithKline Consumer Healthcare Ltd.	991	67
Reliance Capital Ltd.	13,059	67
Bhushan Steel Ltd.	9,009	67
Steel Authority of India Ltd.	64,327	66
Container Corp. Of India	5,602	65
Jaiprakash Associates Ltd.	101,329	64
* Reliance Power Ltd.	62,911	62
ING Vysya Bank Ltd.	7,431	62
Bajaj Holdings and Investment Ltd.	4,212	62
* Jubilant Foodworks Ltd.	3,560	61
Oil India Ltd.	7,928	60
ACC Ltd.	3,677	59
Power Finance Corp. Ltd.	26,565	58
Sun TV Network Ltd.	9,912	57
Mphasis Ltd.	9,554	57
MAX India Ltd.	18,124	55
Bajaj Finserv Ltd.	5,037	55

Canara Bank	15,022	53
Tata Global Beverages Ltd.	22,864	51
Cummins India Ltd.	7,352	51
NHPC Ltd.	174,976	50
Bank of India	13,460	41
Reliance Infrastructure Ltd.	6,838	41
Tata Chemicals Ltd.	9,174	38
Exide Industries Ltd.	23,787	38
Bank of Baroda	4,248	37
Union Bank of India	21,229	37
* Ranbaxy Laboratories Ltd.	6,690	34
* Adani Power Ltd.	53,808	28
Wockhardt Ltd.	3,362	21
* Unitech Ltd.	94,525	19
Era Infra Engineering Ltd.	41,918	10
* Marico Kaya Enterprises Ltd.	495	1
		35,691
Indonesia (0.2%)
Bank Central Asia Tbk PT	2,051,728	1,671
Astra International Tbk PT	2,799,530	1,477
* Telekomunikasi Indonesia Persero Tbk PT	5,670,440	1,047
Bank Rakyat Indonesia Persero Tbk PT	1,209,378	827
Bank Mandiri Persero Tbk PT	1,011,916	724
Perusahaan Gas Negara Persero Tbk PT	1,265,500	490
Semen Indonesia Persero Tbk PT	333,500	389
Charoen Pokphand Indonesia Tbk PT	931,000	316
United Tractors Tbk PT	185,560	294
Indofood Sukses Makmur Tbk PT	457,000	260
Unilever Indonesia Tbk PT	107,500	252
Bank Negara Indonesia Persero Tbk PT	693,130	248
Kalbe Farma Tbk PT	1,900,000	219
Lippo Karawaci Tbk PT	2,823,500	218
Indocement Tunggal Prakarsa Tbk PT	112,000	204
AKR Corporindo Tbk PT	561,500	203
Ramayana Lestari Sentosa Tbk PT	1,681,500	174
Gudang Garam Tbk PT	48,500	167
XL Axiata Tbk PT	418,000	166
Bisi International PT	2,847,000	123
Adaro Energy Tbk PT	1,516,000	118
Intiland Development Tbk PT	4,414,000	117
Indo Tambangraya Megah Tbk PT	42,500	93
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,091,000	82
Gajah Tunggal Tbk PT	524,000	81
* Trada Maritime Tbk PT	576,500	78
Indofood CBP Sukses Makmur Tbk PT	81,500	73
Bank Danamon Indonesia Tbk PT	203,000	72
Media Nusantara Citra Tbk PT	342,500	63
* Citra Marga Nusaphala Persada Tbk PT	229,000	62
Summarecon Agung Tbk PT	751,000	59
Bumi Serpong Damai PT	472,500	56
Ciputra Development Tbk PT	759,000	53
Jasa Marga Persero Tbk PT	122,500	51
Astra Agro Lestari Tbk PT	26,500	46
Global Mediacom Tbk PT	294,000	44
MNC Investama Tbk PT	1,711,000	42
* Bumi Resources Tbk PT	1,618,500	41
Tambang Batubara Bukit Asam Persero Tbk PT	46,500	35

Indosat Tbk PT	100,000	35
Alam Sutera Realty Tbk PT	815,000	34
* Berlian Laju Tanker Tbk PT	968,000	16
* Bakrie and Brothers Tbk PT	2,173,500	9
* Bakrie Telecom Tbk PT	1,602,000	7
* Bakrie Sumatera Plantations Tbk PT	1,400,492	6
		10,842
Ireland (0.1%)
* Bank of Ireland	2,920,979	1,159
Kerry Group plc Class A	16,388	1,103
* Ryanair Holdings plc ADR	13,748	650
Smurfit Kappa Group plc	21,209	497
Glanbia plc	32,762	476
Kingspan Group plc	23,523	449
Paddy Power plc	3,729	294
C&C Group plc	41,891	237
* Grafton Group plc	21,670	212
* Ryanair Holdings plc	23,375	199
* Kenmare Resources plc	504,619	145
		5,421
Israel (0.2%)
Teva Pharmaceutical Industries Ltd.	97,504	4,351
Strauss Group Ltd.	46,341	818
Bank Hapoalim BM	111,011	578
* Bank Leumi Le-Israel BM	142,014	541
Israel Chemicals Ltd.	46,726	382
Bezeq The Israeli Telecommunication Corp. Ltd.	211,036	324
Delek Group Ltd.	589	210
NICE Systems Ltd.	5,296	209
* Mellanox Technologies Ltd.	4,539	169
Elbit Systems Ltd.	2,941	166
* Israel Discount Bank Ltd. Class A	87,333	150
Mizrahi Tefahot Bank Ltd.	10,101	123
Frutarom Industries Ltd.	5,312	116
* Israel Corp. Ltd.	219	110
* Delek Energy Systems Ltd.	157	104
Azrieli Group	3,265	103
Cellcom Israel Ltd. (Registered)	8,090	101
Paz Oil Co. Ltd.	663	98
Osem Investments Ltd.	4,261	95
Harel Insurance Investments & Financial Services Ltd.	14,790	83
Gazit-Globe Ltd.	6,596	82
Shikun & Binui Ltd.	35,075	82
* Allot Communications Ltd.	4,912	79
Migdal Insurance & Financial Holding Ltd.	47,854	78
Alony Hetz Properties & Investments Ltd.	11,949	77
* Partner Communications Co. Ltd.	8,707	75
* Given Imaging Ltd.	2,502	75
Clal Insurance Enterprises Holdings Ltd.	3,854	70
* Oil Refineries Ltd.	184,043	52
* EZchip Semiconductor Ltd.	2,092	51
Shufersal Ltd.	1	—
		9,552
Italy (0.9%)
Eni SPA	287,551	6,516
UniCredit SPA	515,644	3,868

	Intesa Sanpaolo SPA (Registered)	1,283,648	3,471
	Enel SPA	709,308	3,236
	Assicurazioni Generali SPA	142,713	3,086
	Telecom Italia SPA (Registered)	1,580,144	1,756
	Snam SPA	235,682	1,293
	Prysmian SPA	44,360	1,085
	Atlantia SPA	42,700	973
	Saipem SPA	41,265	968
	Terna Rete Elettrica Nazionale SPA	196,681	955
	Luxottica Group SPA	17,352	923
*	Fiat SPA	86,980	867
	Unione di Banche Italiane SCPA	93,627	682
	Tenaris SA	29,761	665
	Telecom Italia SPA (Bearer)	677,998	571
*	Banca Popolare dell'Emilia Romagna SC	58,576	553
	Pirelli & C. SPA	33,893	546
	Tenaris SA ADR	11,020	490
*	Mediobanca SPA	50,539	463
	Italcementi SPA	39,842	393
	Enel Green Power SPA	155,299	392
	Recordati SPA	23,910	374
*	Yoox SPA	9,731	368
*	Mediaset SPA	67,848	345
	Exor SPA	8,697	341
*	Finmeccanica SPA	38,389	337
	ERG SPA	23,997	330
	Azimut Holding SPA	10,688	309
*	Banco Popolare SC	172,266	295
^,* UnipolSai SPA		92,629	279
	DiaSorin SPA	5,622	252
	Banca Generali SPA	7,663	235
	Mediolanum SPA	25,893	223
	Tod's SPA	1,503	205
*	Sorin SPA	69,863	205
*	Banca Popolare di Milano Scarl	322,250	195
*	World Duty Free SPA	13,384	195
	Gtech SPA	6,361	194
	Indesit Co. SPA	12,744	174
	Unipol Gruppo Finanziario SPA Prior Pfd.	34,070	174
	Societa Cattolica di Assicurazioni SCRL	6,519	164
	A2A SPA	144,973	156
	Danieli & C Officine Meccaniche SPA	6,539	148
	Ansaldo STS SPA	12,930	144
	Salvatore Ferragamo SPA	4,085	126
	Buzzi Unicem SPA	6,809	124
*	Autogrill SPA	13,384	123
	Davide Campari-Milano SPA	14,902	119
	Parmalat SPA	35,444	118
^,* Banca Monte dei Paschi di Siena SPA		497,121	113
	MARR SPA	6,935	110
	Banca Popolare di Sondrio SCARL	16,522	92
	Unipol Gruppo Finanziario SPA	14,582	83
	Brembo SPA	3,126	81
*	Banca Piccolo Credito Valtellinese Scarl	49,407	80
	Hera SPA	33,763	78
*	Safilo Group SPA	3,221	75
	Brunello Cucinelli SPA	2,164	59

* Saras SPA	40,518	49
RCS MediaGroup SPA	17,616	36
De'Longhi SPA	1,628	27
^,* Banca Carige SPA	45,308	24
		40,911
Japan (7.9%)
Toyota Motor Corp.	307,930	17,552
Mitsubishi UFJ Financial Group Inc.	1,633,651	9,811
SoftBank Corp.	109,200	7,922
Honda Motor Co. Ltd.	207,300	7,789
Sumitomo Mitsui Financial Group Inc.	155,548	7,196
Mizuho Financial Group Inc.	2,692,107	5,674
Japan Tobacco Inc.	152,493	4,710
Takeda Pharmaceutical Co. Ltd.	91,500	4,266
Mitsubishi Estate Co. Ltd.	173,920	4,250
Hitachi Ltd.	532,000	4,045
NTT DOCOMO Inc.	248,098	3,988
FANUC Corp.	24,500	3,951
Canon Inc.	131,700	3,855
KDDI Corp.	69,200	3,805
Astellas Pharma Inc.	58,900	3,622
Bridgestone Corp.	99,757	3,591
East Japan Railway Co.	46,800	3,492
Seven & I Holdings Co. Ltd.	87,800	3,479
Nippon Telegraph & Telephone Corp.	60,200	3,245
Mitsui Fudosan Co. Ltd.	95,000	2,993
Nomura Holdings Inc.	427,900	2,984
Mitsubishi Corp.	158,500	2,923
Nippon Steel & Sumitomo Metal Corp.	949,745	2,874
Murata Manufacturing Co. Ltd.	30,600	2,834
Panasonic Corp.	247,055	2,814
Denso Corp.	53,700	2,776
Mitsubishi Electric Corp.	241,313	2,721
Shin-Etsu Chemical Co. Ltd.	48,648	2,704
Mitsui & Co. Ltd.	201,900	2,699
Tokyo Gas Co. Ltd.	537,000	2,689
Kao Corp.	84,600	2,680
Central Japan Railway Co.	24,200	2,630
ITOCHU Corp.	211,800	2,575
Kubota Corp.	159,000	2,442
Nissan Motor Co. Ltd.	285,501	2,435
Komatsu Ltd.	115,700	2,392
Sumitomo Realty & Development Co. Ltd.	52,846	2,322
Mitsubishi Heavy Industries Ltd.	351,870	2,279
Tokio Marine Holdings Inc.	78,100	2,267
Fast Retailing Co. Ltd.	6,000	2,185
ORIX Corp.	140,760	2,141
Keyence Corp.	5,083	2,094
Sumitomo Mitsui Trust Holdings Inc.	432,460	2,092
Toshiba Corp.	465,000	1,932
Fuji Heavy Industries Ltd.	70,500	1,928
Nidec Corp.	16,800	1,875
Nintendo Co. Ltd.	15,600	1,852
Daiwa Securities Group Inc.	197,000	1,835
Sony Corp.	111,700	1,763
Dai-ichi Life Insurance Co. Ltd.	115,300	1,729
Daikin Industries Ltd.	29,979	1,716

SMC Corp.	6,800	1,693
Kyocera Corp.	35,800	1,601
Nippon Parking Development Co. Ltd.	1,231,700	1,592
Sumitomo Corp.	126,600	1,572
Daito Trust Construction Co. Ltd.	16,388	1,547
* Olympus Corp.	52,500	1,543
FUJIFILM Holdings Corp.	50,800	1,475
MS&AD Insurance Group Holdings	63,391	1,471
Isuzu Motors Ltd.	243,000	1,439
* Mazda Motor Corp.	294,000	1,414
JFE Holdings Inc.	67,800	1,405
Daiichi Sankyo Co. Ltd.	82,300	1,362
Kirin Holdings Co. Ltd.	100,000	1,356
Daiwa House Industry Co. Ltd.	72,000	1,356
JX Holdings Inc.	277,607	1,334
Sumitomo Electric Industries Ltd.	84,600	1,326
Hoya Corp.	47,800	1,321
Secom Co. Ltd.	23,300	1,311
Otsuka Holdings Co. Ltd.	42,900	1,307
Marubeni Corp.	187,628	1,307
Asahi Group Holdings Ltd.	47,400	1,285
Suzuki Motor Corp.	46,581	1,207
NKSJ Holdings Inc.	45,675	1,193
Inpex Corp.	101,200	1,191
Eisai Co. Ltd.	31,000	1,186
Toray Industries Inc.	168,000	1,100
Resona Holdings Inc.	205,706	1,084
Asahi Kasei Corp.	140,000	1,064
* Fujitsu Ltd.	186,906	1,045
Ajinomoto Co. Inc.	72,000	1,010
Aeon Mall Co. Ltd.	33,780	992
Pronexus Inc.	154,500	989
Tokyo Electron Ltd.	19,300	986
Japan Transcity Corp.	309,000	979
Dentsu Inc.	24,649	970
Yahoo Japan Corp.	172,200	969
Fujikura Kasei Co. Ltd.	168,800	956
Terumo Corp.	20,500	954
Fukuyama Transporting Co. Ltd.	176,000	951
Yamato Holdings Co. Ltd.	45,100	946
T&D Holdings Inc.	76,900	936
Chubu Electric Power Co. Inc.	78,600	933
Nippon Valqua Industries Ltd.	340,000	926
Omron Corp.	23,100	913
Sysmex Corp.	16,459	906
JGC Corp.	24,000	905
Nitto Denko Corp.	20,100	903
Yaskawa Electric Corp.	66,263	897
Hakuto Co. Ltd.	90,800	897
West Japan Railway Co.	21,900	895
Kintetsu Corp.	259,000	893
* Kansai Electric Power Co. Inc.	82,100	891
Osaka Gas Co. Ltd.	219,000	883
Oriental Land Co. Ltd.	5,800	883
Tokyu Corp.	142,000	881
Ono Pharmaceutical Co. Ltd.	10,000	874
Toyota Industries Corp.	19,100	870

	Aisin Seiki Co. Ltd.	23,600	864
	NEC Corp.	295,000	853
	Sekisui House Ltd.	61,500	852
^	Kourakuen Corp.	61,300	852
	Japan Pure Chemical Co. Ltd.	389	846
	Aeon Co. Ltd.	67,100	834
	LIXIL Group Corp.	32,000	822
	Taisei Lamick Co. Ltd.	31,200	814
	Shimano Inc.	8,900	790
	Ricoh Co. Ltd.	75,000	787
	Sumitomo Metal Mining Co. Ltd.	60,000	779
	Toho Co. Ltd.	219,000	772
	Sumitomo Heavy Industries Ltd.	166,000	770
	Unicharm Corp.	14,100	766
*	Tokyo Electric Power Co. Inc.	167,000	759
	Kawasaki Heavy Industries Ltd.	174,000	756
	Asahi Organic Chemicals Industry Co. Ltd.	352,000	744
	TOTO Ltd.	47,000	744
*	Tohoku Electric Power Co. Inc.	68,200	735
	IHI Corp.	160,000	726
	Shionogi & Co. Ltd.	35,600	724
	Hankyu Hanshin Holdings Inc.	142,000	720
	Shizuoka Bank Ltd.	71,000	713
	Makita Corp.	13,800	710
	Bank of Yokohama Ltd.	141,000	706
	Yushiro Chemical Industry Co. Ltd.	70,500	703
	Shiseido Co. Ltd.	44,100	700
	Dai Nippon Printing Co. Ltd.	70,000	693
	Rohm Co. Ltd.	13,800	688
^,* Mitsubishi Motors Corp.		61,300	663
	Mitsubishi Chemical Holdings Corp.	152,484	651
	Yakult Honsha Co. Ltd.	13,200	645
	Coca-Cola East Japan Co. Ltd.	26,200	644
	Nikon Corp.	37,000	631
	Konica Minolta Inc.	58,500	614
	Shimamura Co. Ltd.	6,900	610
	Sumitomo Chemical Co. Ltd.	148,492	605
	Toyota Tsusho Corp.	25,400	594
	Asahi Glass Co. Ltd.	105,000	593
	Kyoritsu Maintenance Co. Ltd.	16,158	571
*	Kyushu Electric Power Co. Inc.	49,500	563
	Tobu Railway Co. Ltd.	121,000	562
	Keikyu Corp.	71,000	554
	NGK Spark Plug Co. Ltd.	24,000	554
	Mitsubishi Materials Corp.	165,340	553
	Chugai Pharmaceutical Co. Ltd.	24,400	553
	Odakyu Electric Railway Co. Ltd.	63,000	552
	Sekisui Chemical Co. Ltd.	48,000	552
	Yamada Denki Co. Ltd.	159,360	550
	Chiba Bank Ltd.	87,000	547
	TDK Corp.	12,000	541
	MEIJI Holdings Co. Ltd.	8,617	539
	Sega Sammy Holdings Inc.	22,700	539
*	Kobe Steel Ltd.	317,000	525
	Namco Bandai Holdings Inc.	23,200	521
*	Sharp Corp.	153,302	521
	Hirose Electric Co. Ltd.	3,700	519

	NSK Ltd.	46,000	519
	Isetan Mitsukoshi Holdings Ltd.	40,800	512
	Oji Holdings Corp.	108,000	510
	NGK Insulators Ltd.	30,000	507
	Nippon Chemiphar Co. Ltd.	112,000	506
	Toppan Printing Co. Ltd.	68,000	496
	Nippon Express Co. Ltd.	102,000	479
	Nippon Yusen KK	150,000	466
	Electric Power Development Co. Ltd.	15,700	465
	Yokogawa Electric Corp.	29,800	460
	Chugoku Electric Power Co. Inc.	35,100	459
	Lawson Inc.	6,300	457
	Seiko Epson Corp.	17,400	453
	Taisei Corp.	103,000	451
*	Tokyu Fudosan Holdings Corp.	51,986	451
	Advantest Corp.	41,300	443
	Nitori Holdings Co. Ltd.	4,550	441
	Mitsui OSK Lines Ltd.	106,397	437
	Credit Saison Co. Ltd.	17,900	437
	Tokyo Tatemono Co. Ltd.	47,000	436
	Keio Corp.	68,000	436
	Nippon Meat Packers Inc.	25,000	426
	NTT Data Corp.	12,000	424
	Santen Pharmaceutical Co. Ltd.	10,000	420
	Hulic Co. Ltd.	33,000	417
	Nippon Paint Co. Ltd.	25,000	412
	Taiheiyo Cement Corp.	110,000	409
^,* Mitsubishi Kakoki Kaisha Ltd.		242,000	405
	Taisho Pharmaceutical Holdings Co. Ltd.	5,600	403
	Yamaha Motor Co. Ltd.	29,800	393
	Kansai Paint Co. Ltd.	29,000	391
	JTEKT Corp.	26,800	390
	Obayashi Corp.	66,000	389
	Stanley Electric Co. Ltd.	17,300	389
	Kajima Corp.	105,000	388
	Duskin Co. Ltd.	20,100	384
	Joyo Bank Ltd.	80,000	376
	KYORIN Holdings Inc.	16,800	376
	Suruga Bank Ltd.	22,000	372
	Century Tokyo Leasing Corp.	12,900	371
	Hino Motors Ltd.	25,000	365
	Shibusawa Warehouse Co. Ltd.	103,000	365
	Trend Micro Inc.	11,800	363
	Kuraray Co. Ltd.	32,200	362
	Dainippon Sumitomo Pharma Co. Ltd.	21,100	358
	Daihatsu Motor Co. Ltd.	23,000	358
	Suntory Beverage & Food Ltd.	10,900	356
	Kikkoman Corp.	20,000	354
	Ebara Corp.	55,000	352
	SBI Holdings Inc.	25,740	352
	Aozora Bank Ltd.	122,901	350
	Fukuoka Financial Group Inc.	84,000	350
	JSR Corp.	19,300	343
	Toyo Seikan Group Holdings Ltd.	19,300	342
	Hisamitsu Pharmaceutical Co. Inc.	7,500	340
	Mitsubishi Gas Chemical Co. Inc.	48,000	338
	Amada Co. Ltd.	41,000	331

Mitsubishi UFJ Lease & Finance Co. Ltd.	63,300	329
Mitsubishi Tanabe Pharma Corp.	21,800	320
Hitachi Zosen Corp.	43,000	308
Kyowa Hakko Kirin Co. Ltd.	30,000	304
Shochiku Co. Ltd.	34,000	302
Minebea Co. Ltd.	40,000	299
* Iida Group Holdings Co. Ltd.	16,881	299
Seven Bank Ltd.	77,600	295
Shimizu Corp.	55,000	295
J Front Retailing Co. Ltd.	44,000	294
Nabtesco Corp.	13,000	290
Jafco Co. Ltd.	5,400	290
Japan Airlines Co. Ltd.	5,700	286
Nissin Foods Holdings Co. Ltd.	6,600	286
Nomura Research Institute Ltd.	8,500	278
FP Corp.	4,400	274
Ibiden Co. Ltd.	14,900	273
* Haseko Corp.	36,600	273
Shinsei Bank Ltd.	134,000	273
Kakaku.com Inc.	14,368	272
Brother Industries Ltd.	21,300	267
Don Quijote Holdings Co. Ltd.	4,400	267
AEON Financial Service Co. Ltd.	11,400	264
* Alps Electric Co. Ltd.	20,000	261
M3 Inc.	89	261
USS Co. Ltd.	19,000	260
DIC Corp.	90,000	257
Hamamatsu Photonics KK	6,100	256
Nippon Steel & Sumikin Bussan Corp.	68,000	255
^ Sanrio Co. Ltd.	6,892	254
Iyo Bank Ltd.	27,000	252
Sawai Pharmaceutical Co. Ltd.	4,200	252
Toyo Suisan Kaisha Ltd.	8,000	251
Marui Group Co. Ltd.	26,800	251
Alfresa Holdings Corp.	4,400	250
FamilyMart Co. Ltd.	5,500	250
Yokohama Rubber Co. Ltd.	28,000	249
Hitachi Metals Ltd.	16,000	249
Asics Corp.	14,400	248
Nissan Chemical Industries Ltd.	17,500	248
Japan Securities Finance Co. Ltd.	36,300	248
Casio Computer Co. Ltd.	22,700	246
Bank of Kyoto Ltd.	31,000	246
Chiyoda Corp.	16,000	246
Fujikura Ltd.	53,000	244
^ Dena Co. Ltd.	12,700	242
Rinnai Corp.	3,100	239
Sanken Electric Co. Ltd.	35,000	238
Sony Financial Holdings Inc.	14,700	238
Hachijuni Bank Ltd.	42,000	232
THK Co. Ltd.	10,700	232
Miraca Holdings Inc.	4,900	232
Shimadzu Corp.	26,000	231
MISUMI Group Inc.	8,000	229
Toho Co. Ltd.	11,000	227
Hakuhodo DY Holdings Inc.	28,000	226
Takashimaya Co. Ltd.	24,000	224

	Mitsui Mining & Smelting Co. Ltd.	84,000	223
	Sankyo Co. Ltd.	4,700	222
	Yamaha Corp.	15,100	222
	Fuji Electric Co. Ltd.	51,000	221
	Suzuken Co. Ltd.	6,400	221
	Air Water Inc.	15,000	220
	Citizen Holdings Co. Ltd.	28,200	220
*	Shikoku Electric Power Co. Inc.	15,300	218
	Konami Corp.	9,200	218
	K's Holdings Corp.	8,142	218
	Hokuhoku Financial Group Inc.	114,000	216
	MediPal Holdings Corp.	14,800	215
	ANA Holdings Inc.	100,000	213
	Keisei Electric Railway Co. Ltd.	24,000	213
	Tosoh Corp.	49,000	209
	Benesse Holdings Inc.	5,300	209
	Toho Gas Co. Ltd.	45,000	209
	Sumitomo Rubber Industries Ltd.	15,100	208
	Dowa Holdings Co. Ltd.	23,000	208
	Nomura Real Estate Holdings Inc.	10,200	206
	Kamigumi Co. Ltd.	23,000	206
	Kurita Water Industries Ltd.	9,600	204
	North Pacific Bank Ltd.	52,400	203
	Ryohin Keikaku Co. Ltd.	2,200	203
	Koito Manufacturing Co. Ltd.	10,000	202
	TonenGeneral Sekiyu KK	23,000	202
	Gunma Bank Ltd.	38,000	200
^,* Tokyo Rope Manufacturing Co. Ltd.		126,000	200
	Hokuriku Electric Power Co.	16,200	199
*	NTN Corp.	46,000	199
	Sojitz Corp.	116,048	198
	Nippon Kayaku Co. Ltd.	15,000	198
	Nihon M&A Center Inc.	2,400	198
	Izumi Co. Ltd.	6,500	197
	Nisshin Seifun Group Inc.	19,800	196
	Nagoya Railroad Co. Ltd.	65,000	194
	Hiroshima Bank Ltd.	48,000	193
	Hitachi Construction Machinery Co. Ltd.	10,000	192
	Kaneka Corp.	31,000	192
	Daicel Corp.	24,000	192
	Sankyo Tateyama Inc.	8,200	191
	Ship Healthcare Holdings Inc.	5,000	191
	Keihan Electric Railway Co. Ltd.	50,000	189
	Azbil Corp.	8,000	188
	Obic Co. Ltd.	6,100	188
	Toyobo Co. Ltd.	105,000	188
*	Hokkaido Electric Power Co. Inc.	18,000	186
	Zenkoku Hosho Co. Ltd.	3,900	182
	Yamaguchi Financial Group Inc.	20,000	181
	Kanamoto Co. Ltd.	7,000	181
	Seino Holdings Co. Ltd.	19,000	180
	Idemitsu Kosan Co. Ltd.	8,000	178
	Wacom Co. Ltd.	28,000	178
	Teijin Ltd.	79,000	177
	Anritsu Corp.	16,000	176
	Mitsui Chemicals Inc.	73,000	175
	NOK Corp.	10,800	175

Maruichi Steel Tube Ltd.	6,700	174
Kewpie Corp.	12,200	174
Chugoku Bank Ltd.	14,000	174
Taiyo Nippon Sanso Corp.	25,000	173
ASKUL Corp.	4,500	171
Nagase & Co. Ltd.	14,600	170
Ube Industries Ltd.	83,000	170
Ushio Inc.	14,100	168
Mitsubishi Logistics Corp.	12,000	168
Hikari Tsushin Inc.	2,000	167
GS Yuasa Corp.	32,000	166
NHK Spring Co. Ltd.	16,200	166
Denki Kagaku Kogyo KK	43,000	166
Otsuka Corp.	1,400	166
SCSK Corp.	6,000	166
Monex Group Inc.	39,500	165
^ Nippon Paper Industries Co. Ltd.	9,100	163
Disco Corp.	2,300	161
Sugi Holdings Co. Ltd.	4,000	160
Showa Denko KK	118,000	160
Rohto Pharmaceutical Co. Ltd.	10,000	160
Square Enix Holdings Co. Ltd.	5,600	159
Shinko Plantech Co. Ltd.	21,200	159
Kawasaki Kisen Kaisha Ltd.	68,000	159
Nippon Shokubai Co. Ltd.	15,000	157
Tsubakimoto Chain Co.	20,000	156
Zeon Corp.	16,000	156
UACJ Corp.	40,000	155
COMSYS Holdings Corp.	10,700	155
Showa Shell Sekiyu KK	16,300	154
Daido Steel Co. Ltd.	31,000	154
Nippon Electric Glass Co. Ltd.	34,000	153
Sanyo Special Steel Co. Ltd.	34,000	153
Kobayashi Pharmaceutical Co. Ltd.	2,800	152
Temp Holdings Co. Ltd.	5,000	151
Sotetsu Holdings Inc.	42,000	151
Hazama Ando Corp.	42,100	150
Kagome Co. Ltd.	9,000	149
Nishi-Nippon City Bank Ltd.	59,000	148
Taiyo Yuden Co. Ltd.	12,200	147
DMG Mori Seiki Co. Ltd.	8,500	147
Ezaki Glico Co. Ltd.	11,000	147
House Foods Group Inc.	9,600	144
Ichiyoshi Securities Co. Ltd.	9,400	143
Japan Steel Works Ltd.	29,000	143
Furukawa Electric Co. Ltd.	58,000	141
77 Bank Ltd.	31,000	141
Yamazaki Baking Co. Ltd.	13,000	140
Coca-Cola West Co. Ltd.	7,100	139
Hitachi Chemical Co. Ltd.	9,700	139
Nachi-Fujikoshi Corp.	22,000	138
Calbee Inc.	6,000	137
Takara Holdings Inc.	17,000	137
Sohgo Security Services Co. Ltd.	7,300	137
Hokuto Corp.	7,400	137
Tsumura & Co.	5,500	137
Toyoda Gosei Co. Ltd.	6,500	136

Sumitomo Forestry Co. Ltd.	12,600	136
Glory Ltd.	5,500	135
Wacoal Holdings Corp.	13,000	134
Sapporo Holdings Ltd.	35,000	133
Nihon Kohden Corp.	3,400	132
Lion Corp.	25,000	131
Internet Initiative Japan Inc.	5,400	131
* Kenedix Inc.	32,000	130
MOS Food Services Inc.	6,200	129
Nishi-Nippon Railroad Co. Ltd.	34,000	129
Capcom Co. Ltd.	6,600	129
Juroku Bank Ltd.	37,000	129
Park24 Co. Ltd.	6,200	128
Penta-Ocean Construction Co. Ltd.	35,500	127
Rengo Co. Ltd.	24,000	127
Nissan Shatai Co. Ltd.	10,000	126
NOF Corp.	18,000	126
Panasonic Information Systems	4,600	124
Hitachi High-Technologies Corp.	5,400	124
Japan Airport Terminal Co. Ltd.	6,200	124
Toho Holdings Co. Ltd.	7,000	123
Shiga Bank Ltd.	25,000	122
ST Corp.	12,600	122
Sundrug Co. Ltd.	2,900	122
Start Today Co. Ltd.	5,500	121
* Aiful Corp.	32,300	121
Inaba Denki Sangyo Co. Ltd.	3,800	120
Senshu Ikeda Holdings Inc.	26,900	120
Resorttrust Inc.	7,000	120
Daio Paper Corp.	14,000	119
Kose Corp.	3,800	119
Nichirei Corp.	26,000	118
Elematec Corp.	6,800	118
Nippon Shinyaku Co. Ltd.	6,000	117
Tokuyama Corp.	29,000	117
Kyoei Steel Ltd.	5,800	116
Pasona Group Inc.	18,500	116
H2O Retailing Corp.	14,000	115
Furukawa Co. Ltd.	58,000	115
Rock Field Co. Ltd.	6,500	114
OKUMA Corp.	12,000	114
TS Tech Co. Ltd.	3,100	114
Daishi Bank Ltd.	32,000	113
* Acom Co. Ltd.	38,300	113
Hanwa Co. Ltd.	22,000	113
Hyakugo Bank Ltd.	28,000	113
* Ulvac Inc.	6,900	112
Earth Chemical Co. Ltd.	3,300	111
Aoyama Trading Co. Ltd.	4,300	111
Komori Corp.	7,100	111
Ogaki Kyoritsu Bank Ltd.	40,000	111
Matsumotokiyoshi Holdings Co. Ltd.	3,100	110
Kisoji Co. Ltd.	6,000	110
Mitsui Engineering & Shipbuilding Co. Ltd.	56,000	110
Takata Corp.	3,700	109
Hokkoku Bank Ltd.	32,000	107
Makino Milling Machine Co. Ltd.	13,000	107

Yoshinoya Holdings Co. Ltd.	7,400	105
Hitachi Kokusai Electric Inc.	8,000	105
Nishimatsu Construction Co. Ltd.	30,000	105
San-In Godo Bank Ltd.	15,000	104
Tokai Tokyo Financial Holdings Inc.	12,000	104
Japan Petroleum Exploration Co.	2,800	104
Sanwa Holdings Corp.	15,000	104
Keiyo Bank Ltd.	24,000	103
Musashino Bank Ltd.	3,200	103
* Nippon Yakin Kogyo Co. Ltd.	35,000	101
^ Gree Inc.	10,300	101
Mizuno Corp.	20,000	100
Exedy Corp.	3,200	100
Dunlop Sports Co. Ltd.	8,000	100
Matsuya Foods Co. Ltd.	5,600	100
OSG Corp.	5,400	100
Relo Holdings Inc.	1,900	99
Hoshizaki Electric Co. Ltd.	2,782	99
Toyo Kanetsu KK	36,000	99
Higo Bank Ltd.	19,000	99
SKY Perfect JSAT Holdings Inc.	19,100	99
Nagatanien Co. Ltd.	11,000	99
Tadano Ltd.	7,000	98
Kinden Corp.	10,000	98
Nisshin Steel Holdings Co. Ltd.	9,200	98
Royal Holdings Co. Ltd.	6,700	97
NET One Systems Co. Ltd.	15,600	97
Kaken Pharmaceutical Co. Ltd.	6,000	96
* Oki Electric Industry Co. Ltd.	42,000	96
Hioki EE Corp.	7,000	95
GMO internet Inc.	7,800	95
Kagoshima Bank Ltd.	16,000	95
Lintec Corp.	5,200	94
* Dainippon Screen Manufacturing Co. Ltd.	20,000	94
Onward Holdings Co. Ltd.	13,000	94
Nippo Corp.	6,000	94
Enplas Corp.	1,400	93
KYB Co. Ltd.	19,000	93
* Orient Corp.	41,500	92
Okumura Corp.	21,000	92
Hitachi Capital Corp.	3,700	92
Nagaileben Co. Ltd.	5,600	92
Japan Aviation Electronics Industry Ltd.	6,000	92
Iwatani Corp.	16,000	92
Mabuchi Motor Co. Ltd.	1,600	92
Kyowa Exeo Corp.	7,000	91
Nipro Corp.	10,400	91
Sumitomo Osaka Cement Co. Ltd.	24,000	90
Dwango Co. Ltd.	3,600	90
UNY Group Holdings Co. Ltd.	14,900	89
Daifuku Co. Ltd.	7,500	89
Zensho Holdings Co. Ltd.	7,900	89
* Leopalace21 Corp.	17,100	89
Nifco Inc.	3,401	89
Miura Co. Ltd.	3,400	88
Tokyo Electron Device Ltd.	5,800	88
HIS Co. Ltd.	1,600	88

Nichiden Corp.	4,000	87
Maeda Corp.	13,000	87
Heiwa Corp.	4,900	87
Horiba Ltd.	2,400	87
* Pioneer Corp.	41,100	87
Nihon Parkerizing Co. Ltd.	4,000	86
Tokai Rika Co. Ltd.	4,700	86
Tokyotokeiba Co. Ltd.	25,000	86
Toshiba TEC Corp.	13,000	86
Toho Bank Ltd.	28,000	86
Calsonic Kansei Corp.	17,000	85
Toyo Tire & Rubber Co. Ltd.	15,000	84
United Arrows Ltd.	2,600	84
Takaoka Toko Holdings Co. Ltd.	4,800	84
Fuji Media Holdings Inc.	4,500	84
Nippon Television Holdings Inc.	4,900	84
Kadokawa Corp.	2,600	84
Jeol Ltd.	18,000	84
Nihon Nohyaku Co. Ltd.	6,000	83
Okasan Securities Group Inc.	9,000	83
Topcon Corp.	6,000	83
Meitec Corp.	3,100	83
Nitto Boseki Co. Ltd.	19,000	83
Matsui Securities Co. Ltd.	7,300	83
Daibiru Corp.	7,300	82
Pigeon Corp.	1,800	82
Maeda Road Construction Co. Ltd.	5,000	82
Aica Kogyo Co. Ltd.	4,400	81
Ryosan Co. Ltd.	3,900	80
Nitto Kohki Co. Ltd.	4,500	80
Yamato Kogyo Co. Ltd.	2,700	80
NTT Urban Development Corp.	8,200	79
Sakata Seed Corp.	6,200	79
Modec Inc.	2,900	79
Noritz Corp.	3,800	79
Aeon Delight Co. Ltd.	3,900	78
* Kumagai Gumi Co. Ltd.	30,000	77
Bank of Okinawa Ltd.	2,100	77
Mitsuba Corp.	4,600	77
* Kiyo Bank Ltd.	5,807	76
Nikkiso Co. Ltd.	6,000	76
Okamoto Industries Inc.	23,000	76
Oracle Corp. Japan	1,900	75
Tsuruha Holdings Inc.	800	75
Hitachi Transport System Ltd.	4,700	74
Nichi-iko Pharmaceutical Co. Ltd.	4,950	74
Aomori Bank Ltd.	28,000	74
Colowide Co. Ltd.	7,000	73
Fujitec Co. Ltd.	6,000	73
Toyo Ink SC Holdings Co. Ltd.	15,000	73
MonotaRO Co. Ltd.	3,400	73
Toda Corp.	22,000	73
Autobacs Seven Co. Ltd.	4,500	73
Nexon Co. Ltd.	8,300	72
Hyakujushi Bank Ltd.	22,000	72
Itoham Foods Inc.	16,000	71
Ito En Ltd.	3,300	71

Toagosei Co. Ltd.	17,000	71
* Mitsumi Electric Co. Ltd.	9,900	70
Morita Holdings Corp.	9,000	70
Saizeriya Co. Ltd.	5,900	70
Nisshinbo Holdings Inc.	8,000	70
Kissei Pharmaceutical Co. Ltd.	2,948	69
IBJ Leasing Co. Ltd.	2,600	68
Mochida Pharmaceutical Co. Ltd.	1,171	68
Pola Orbis Holdings Inc.	2,000	67
Max Co. Ltd.	6,000	67
Tokai Carbon Co. Ltd.	21,000	67
Fuyo General Lease Co. Ltd.	1,900	66
Bank of the Ryukyus Ltd.	5,300	66
Tokyo Ohka Kogyo Co. Ltd.	3,300	66
Tokyo Dome Corp.	11,000	66
Japan Wool Textile Co. Ltd.	9,000	65
Sankyu Inc.	17,000	64
Sumitomo Warehouse Co. Ltd.	12,000	64
Seiko Holdings Corp.	13,000	63
TSI Holdings Co. Ltd.	10,500	63
* Nippon Chemi-Con Corp.	19,000	62
Shimachu Co. Ltd.	2,800	62
Itochu Techno-Solutions Corp.	1,500	62
Maruha Nichiro Holdings Inc.	37,000	61
* Nissha Printing Co. Ltd.	4,200	61
TOC Co. Ltd.	8,400	61
ABC-Mart Inc.	1,400	61
Asatsu-DK Inc.	2,600	60
WATAMI Co. Ltd.	4,300	60
Sumco Corp.	7,800	59
Toyota Boshoku Corp.	5,200	59
Heiwa Real Estate Co. Ltd.	3,800	58
Megmilk Snow Brand Co. Ltd.	4,700	58
ZERIA Pharmaceutical Co. Ltd.	2,200	58
Nanto Bank Ltd.	16,000	56
Maruetsu Inc.	16,000	56
* Nippon Sheet Glass Co. Ltd.	42,742	56
Kasumi Co. Ltd.	8,000	53
* Cosmo Oil Co. Ltd.	28,000	52
Broadleaf Co. Ltd.	3,200	52
Daikyo Inc.	21,000	51
Shinko Electric Industries Co. Ltd.	6,600	51
Pacific Metals Co. Ltd.	14,000	49
* Sumitomo Mitsui Construction Co. Ltd.	42,400	48
Komeri Co. Ltd.	2,000	48
Adastria Holdings Co. Ltd.	1,770	47
Japan Drilling Co. Ltd.	900	46
Fujicco Co. Ltd.	4,000	46
Kokuyo Co. Ltd.	6,300	44
Awa Bank Ltd.	9,000	44
Accordia Golf Co. Ltd.	3,100	41
IT Holdings Corp.	2,400	40
Arcs Co. Ltd.	2,100	39
Saibu Gas Co. Ltd.	16,000	38
Sumitomo Bakelite Co. Ltd.	10,000	37
Yokohama Reito Co. Ltd.	4,700	37
Fuji Soft Inc.	1,500	35

Cocokara fine Inc.	1,300	32
Fuji Oil Co. Ltd.	2,000	29
Morinaga & Co. Ltd.	12,000	26
Cosmos Pharmaceutical Corp.	200	25
Ain Pharmaciez Inc.	500	25
KEY Coffee Inc.	1,600	24
Hokkaido Gas Co. Ltd.	9,000	24
* Tokyo Steel Manufacturing Co. Ltd.	4,800	24
OSAKA Titanium Technologies Co. Ltd.	1,500	24
Itochu-Shokuhin Co. Ltd.	700	23
Canon Marketing Japan Inc.	1,700	22
Aderans Co. Ltd.	2,000	22
Valor Co. Ltd.	1,500	20
Future Architect Inc.	3,200	20
Okuwa Co. Ltd.	2,000	17
Zuken Inc.	1,600	13
Tsugami Corp.	2,000	11
Mr Max Corp.	1,800	6
Honeys Co. Ltd.	60	1
		364,779
Luxembourg (0.0%)
Samsonite International SA	137,396	374

Malaysia (0.4%)
Malayan Banking Bhd.	484,315	1,391
CIMB Group Holdings Bhd.	543,342	1,121
Axiata Group Bhd.	557,566	1,092
Sime Darby Bhd.	334,300	896
Petronas Chemicals Group Bhd.	425,989	850
Public Bank Bhd. (Foreign)	144,811	827
Genting Bhd.	249,400	776
Maxis Bhd.	295,300	614
* Sapurakencana Petroleum Bhd.	450,895	590
DiGi.Com Bhd.	392,400	551
Petronas Gas Bhd.	76,900	536
Tenaga Nasional Bhd.	141,950	504
IOI Corp. Bhd.	373,540	470
Genting Malaysia Bhd.	356,500	464
* IHH Healthcare Bhd.	320,500	352
Kuala Lumpur Kepong Bhd.	49,800	345
AMMB Holdings Bhd.	156,300	343
Alliance Financial Group Bhd.	213,600	297
BIMB Holdings Bhd.	223,300	286
Dialog Group Bhd.	294,600	286
YTL Corp. Bhd.	604,066	279
Magnum Bhd.	296,900	271
Petronas Dagangan Bhd.	27,100	248
PPB Group Bhd.	53,000	244
Felda Global Ventures Holdings Bhd.	176,700	230
Gamuda Bhd.	170,500	228
Boustead Holdings Bhd.	144,000	226
Malaysia Airports Holdings Bhd.	89,100	224
British American Tobacco Malaysia Bhd.	12,200	221
UMW Holdings Bhd.	62,400	220
IJM Corp. Bhd.	119,760	212
Hong Leong Bank Bhd.	49,600	209
* Perdana Petroleum Bhd.	380,800	189

* KNM Group Bhd.	956,500	176
* YTL Power International Bhd.	305,637	171
Berjaya Corp. Bhd.	1,062,000	162
Telekom Malaysia Bhd.	96,000	158
* IOI Properties Group Sdn Bhd.	186,769	151
Muhibbah Engineering M Bhd.	200,400	143
KPJ Healthcare Bhd.	141,000	141
Bumi Armada Bhd.	112,200	135
Pos Malaysia Bhd.	74,800	125
UEM Sunrise Bhd.	200,900	124
Puncak Niaga Holdings Bhd.	140,200	124
AirAsia Bhd.	182,000	123
RHB Capital Bhd.	53,200	122
* Kulim Malaysia Bhd.	123,800	119
Hartalega Holdings Bhd.	55,700	118
2 Astro Malaysia Holdings Bhd.	131,487	115
Hong Leong Financial Group Bhd.	18,400	87
KLCC Property Holdings Bhd.	43,800	76
Affin Holdings Bhd.	59,400	73
Mah Sing Group Bhd.	111,360	69
Carlsberg Brewery Malaysia Bhd.	19,800	68
OSK Holdings Bhd.	139,400	67
Berjaya Sports Toto Bhd.	53,871	65
Top Glove Corp. Bhd.	39,400	65
Genting Plantations Bhd.	20,100	62
SP Setia Bhd.	69,000	59
MMC Corp. Bhd.	68,800	57
Lafarge Malaysia Bhd.	22,500	57
Wah Seong Corp. Bhd.	88,194	51
Bursa Malaysia Bhd.	21,100	49
IGB Corp. Bhd.	59,300	47
* Scomi Group Bhd.	411,000	45
DRB-Hicom Bhd.	51,300	42
Unisem M Bhd.	143,400	40
WCT Holdings Bhd.	64,800	40
Media Prima Bhd.	56,300	40
Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	28
Parkson Holdings Bhd.	29,000	25
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	17
Public Bank Bhd. (Local)	1,614	9
* KPJ Healthcare Bhd. Warrants Exp. 01/10/2015	12,000	8
* Dialog Group Bhd. Warrants Exp. 02/12/2017	24,550	8
* BIMB Holdings Bhd. Warrants Exp. 11/27/2018	63,800	7
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	16,992	2
		19,062
Mexico (0.5%)
America Movil SAB de CV	3,523,594	3,762
Fomento Economico Mexicano SAB de CV	270,751	2,453
* Cemex SAB de CV	1,630,796	2,016
Grupo Televisa SAB	300,200	1,747
Grupo Financiero Banorte SAB de CV	272,782	1,722
Grupo Mexico SAB de CV Class B	513,347	1,662
Wal-Mart de Mexico SAB de CV	658,700	1,576
Alfa SAB de CV Class A	318,200	897
Grupo Bimbo SAB de CV Class A	243,000	645
Grupo Financiero Inbursa SAB de CV	232,500	580
Industrias Penoles SAB de CV	23,450	549

Coca-Cola Femsa SAB de CV	46,400	494
Fibra Uno Administracion SA de CV	144,400	466
Mexichem SAB de CV	125,184	435
Grupo Financiero Santander Mexico SAB de CV Class B	174,965	392
Grupo Carso SAB de CV	61,100	319
Grupo Aeroportuario del Sureste SAB de CV Class B	22,800	257
Kimberly-Clark de Mexico SAB de CV Class A	81,700	208
* Compartamos SAB de CV	113,500	204
Grupo Elektra SAB DE CV	6,560	200
* Minera Frisco SAB de CV	112,963	178
* Genomma Lab Internacional SAB de CV Class B	65,200	161
* Industrias CH SAB de CV Class B	23,960	144
* OHL Mexico SAB de CV	57,300	141
* Gruma SAB de CV Class B	16,700	136
Grupo Aeroportuario del Pacifico SAB de CV Class B	24,600	133
Controladora Comercial Mexicana SAB de CV	33,900	129
Bolsa Mexicana de Valores SAB de CV	50,000	101
Alsea SAB de CV	31,100	93
Arca Continental SAB de CV	16,500	91
Mexico Real Estate Management SA de CV	48,800	89
Grupo Comercial Chedraui SA de CV	27,900	83
TV Azteca SAB de CV	131,300	82
Grupo Sanborns SAB de CV	37,600	68
* Organizacion Soriana SAB de CV Class B	23,000	66
* Empresas ICA SAB de CV	23,700	46
		22,325
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	18,751	129

Netherlands (1.1%)
Unilever NV	185,782	6,931
* ING Groep NV	443,193	5,869
Koninklijke Philips NV	119,924	4,172
ASML Holding NV	39,153	3,337
Aegon NV	332,531	2,898
Unibail-Rodamco SE	10,550	2,539
ArcelorMittal	124,884	2,070
Koninklijke Ahold NV	117,732	1,963
Heineken NV	30,541	1,862
Akzo Nobel NV	25,540	1,833
* CNH Industrial NV MTAA	150,056	1,577
Reed Elsevier NV	76,538	1,577
Koninklijke DSM NV	20,639	1,364
* Koninklijke KPN NV	353,007	1,317
Gemalto NV	7,998	899
Wolters Kluwer NV	28,450	784
Randstad Holding NV	12,089	767
Delta Lloyd NV	24,146	620
Ziggo NV	14,009	609
Heineken Holding NV	9,907	571
* OCI	9,944	461
TNT Express NV	50,744	446
* PostNL NV	69,430	389
Fugro NV	7,388	386
* SBM Offshore NV	19,113	368
TKH Group NV	10,533	362
Aalberts Industries NV	11,049	344

	Koninklijke Vopak NV	6,240	343
	Nutreco NV	6,860	306
	Koninklijke Boskalis Westminster NV	6,215	298
	USG People NV	17,599	276
	Eurocommercial Properties NV	6,705	276
	Arcadis NV	7,397	264
	ASML Holding NY	2,875	243
	Wereldhave NV	3,024	230
	Corio NV	4,560	194
*	Corbion NV	8,357	175
	Sligro Food Group NV	3,875	154
	ASM International NV	4,505	151
*	TomTom NV	20,252	141
	Unit4 NV	2,554	133
^,* Royal Imtech NV		34,110	97
	Vastned Retail NV	1,807	86
	Nieuwe Steen Investments NV	13,998	83
*	CNH Industrial NV XNYS	6,507	69
	Koninklijke BAM Groep NV	13,273	68
			49,902
New Zealand (0.1%)
	Fletcher Building Ltd.	163,762	1,200
	Auckland International Airport Ltd.	111,216	328
	Telecom Corp. of New Zealand Ltd.	170,690	324
	Ryman Healthcare Ltd.	46,129	294
	Fisher & Paykel Healthcare Corp. Ltd.	60,548	198
	SKYCITY Entertainment Group Ltd.	62,137	195
^	Sky Network Television Ltd.	37,933	177
	Contact Energy Ltd.	39,469	165
	Trade Me Group Ltd.	39,618	131
*	Mighty River Power Ltd.	78,502	124
	Infratil Ltd.	46,809	83
	Kathmandu Holdings Ltd.	32,196	82
	Kiwi Income Property Trust	87,338	78
	Precinct Properties New Zealand Ltd.	87,309	70
	Goodman Property Trust	88,153	69
	Vector Ltd.	30,875	63
	Chorus Ltd.	19,522	22
			3,603
Norway (0.3%)
	Statoil ASA	115,626	2,745
	DNB ASA	126,501	2,140
	Seadrill Ltd.	40,961	1,471
	Telenor ASA	66,412	1,380
	Subsea 7 SA	54,946	945
	Schibsted ASA	13,993	819
	Yara International ASA	19,181	794
	Orkla ASA	87,878	683
*	Storebrand ASA	112,057	665
	Norsk Hydro ASA	142,494	646
*	DNO International ASA	98,866	322
	TGS Nopec Geophysical Co. ASA	11,902	309
	Gjensidige Forsikring ASA	14,293	274
	Marine Harvest ASA	23,523	271
*	Det Norske Oljeselskap ASA	25,520	258
*	Algeta ASA	3,980	228

	Prosafe SE	29,784	198
	Aker Solutions ASA	10,413	159
	Petroleum Geo-Services ASA	15,290	158
	Tomra Systems ASA	17,994	154
	Cermaq ASA	14,105	144
	SpareBank 1 SMN	14,608	137
*	REC Silicon ASA	292,534	128
*	Nordic Semiconductor ASA	22,372	107
	Golden Ocean Group Ltd.	51,283	107
	Opera Software ASA	6,342	87
	Fred Olsen Energy ASA	2,341	85
	Aker ASA	2,156	64
	Atea ASA	5,559	51
	BW Offshore Ltd.	25,396	28
			15,557
Other (0.1%) [3]
^,4 Vanguard FTSE Emerging Markets ETF		140,967	5,310

Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	40,223	499
	Credicorp Ltd. (New York Shares)	3,059	403
	Credicorp Ltd.	2,423	319
	Volcan Cia Minera SAA Class B	648,559	262
			1,483
Philippines (0.1%)
	Philippine Long Distance Telephone Co.	8,050	480
	SM Investments Corp.	29,242	453
	Alliance Global Group Inc.	742,000	439
	Semirara Mining Corp. Class A	54,516	385
	Ayala Land Inc.	663,700	380
	Manila Electric Co.	55,080	314
	Vista Land & Lifescapes Inc.	2,720,300	312
	SM Prime Holdings Inc.	783,550	268
	Aboitiz Equity Ventures Inc.	229,110	263
	First Philippine Holdings Corp.	165,850	233
	Universal Robina Corp.	87,240	227
	Bank of the Philippine Islands	112,653	221
	DMCI Holdings Inc.	163,800	215
	First Gen Corp.	621,600	214
	Metro Pacific Investments Corp.	1,962,000	186
	Manila Water Co. Inc.	335,800	171
	International Container Terminal Services Inc.	77,100	167
	GT Capital Holdings Inc.	10,218	167
	Energy Development Corp.	1,362,900	158
	BDO Unibank Inc.	89,020	155
	Filinvest Land Inc.	4,980,000	145
	Ayala Corp.	11,760	137
	San Miguel Corp.	108,790	134
	Metropolitan Bank & Trust Co.	68,792	115
	Aboitiz Power Corp.	127,720	101
	Jollibee Foods Corp.	24,440	82
	Globe Telecom Inc.	2,050	77
	Megaworld Corp.	782,000	61
*	Philippine National Bank	22,172	41
*	Philex Mining Corp.	157,700	32
			6,333

Poland (0.2%)
Powszechna Kasa Oszczednosci Bank Polski SA	91,889	1,191
Powszechny Zaklad Ubezpieczen SA	7,792	1,021
Bank Pekao SA	14,655	863
KGHM Polska Miedz SA	22,938	796
Enea SA	117,058	466
Polski Koncern Naftowy Orlen SA	36,091	445
PGE SA	68,988	362
Polskie Gornictwo Naftowe i Gazownictwo SA	198,133	291
* Bank Millennium SA	89,793	231
Orange Polska SA	65,655	219
Synthos SA	108,677	175
^ mBank	1,058	171
Asseco Poland SA	9,655	141
Lubelski Wegiel Bogdanka SA	2,869	114
* Getin Noble Bank SA	108,217	107
Tauron Polska Energia SA	71,228	97
* Cyfrowy Polsat SA	14,316	90
* Kernel Holding SA	7,186	87
Bank Handlowy w Warszawie SA	2,641	86
Eurocash SA	5,682	74
* ING Bank Slaski SA	1,926	73
* Grupa Lotos SA	6,488	73
Jastrzebska Spolka Weglowa SA	4,357	64
		7,237
Portugal (0.1%)
EDP - Energias de Portugal SA	224,660	844
Galp Energia SGPS SA	41,598	643
Jeronimo Martins SGPS SA	28,262	483
* Banco Comercial Portugues SA	1,530,753	342
* Banco Espirito Santo SA	201,647	307
Portugal Telecom SGPS SA	68,150	300
Sonae	82,237	130
ZON OPTIMUS SGPS SA	17,027	114
Portucel SA	23,091	96
EDP Renovaveis SA	16,165	93
Mota-Engil SGPS SA	12,362	78
* Mota-Engil Africa Rights	12,362	7
		3,437
Russia (0.5%)
Lukoil OAO ADR	81,489	4,629
Gazprom OAO	724,903	3,000
Sberbank of Russia	888,194	2,403
Gazprom OAO ADR	244,052	2,012
Magnit OJSC GDR	28,321	1,492
Surgutneftegas OAO ADR	160,679	1,235
Uralkali OJSC	221,310	1,073
NOVATEK OAO	91,056	1,019
Mobile Telesystems OJSC	115,401	949
Rosneft OAO GDR	137,252	941
Tatneft OAO ADR	25,350	838
Sberbank of Russia ADR	72,560	784
MMC Norilsk Nickel OJSC ADR	40,064	610
VTB Bank OJSC	302,839,863	395
Rostelecom OJSC	124,103	392
Sistema JSFC GDR	12,381	334

AK Transneft OAO Prior Pfd.	112	254
VTB Bank OJSC GDR	89,021	226
Surgutneftegas OAO	277,600	214
MegaFon OAO GDR	6,973	208
RusHydro JSC	9,510,242	150
Acron JSC	3,636	121
Novolipetsk Steel OJSC	79,599	117
Mosenergo OAO	3,795,895	89
TGK-1 OAO	459,858,574	83
Severstal OAO	9,297	75
* Pharmstandard OJSC GDR	9,811	74
LSR Group GDR	18,772	66
* PIK Group	33,920	65
E.ON Russia JSC	975,900	64
* Inter RAO JSC	144,417,200	43
* Russian Grids OAO	1,756,655	37
* Federal Grid Co. Unified Energy System JSC	13,443,105	32
Rosneft OAO	3,288	23
* Raspadskaya OAO	23,201	20
* Magnitogorsk Iron & Steel Works	71,731	14
		24,081
Singapore (0.6%)
DBS Group Holdings Ltd.	195,000	2,518
Singapore Telecommunications Ltd.	845,000	2,338
Oversea-Chinese Banking Corp. Ltd.	288,000	2,091
United Overseas Bank Ltd.	126,000	1,976
Keppel Corp. Ltd.	160,313	1,307
Singapore Airlines Ltd.	170,739	1,285
Ascott Residence Trust	928,000	859
Noble Group Ltd.	921,272	686
CitySpring Infrastructure Trust	1,782,000	656
Frasers Commercial Trust	650,000	637
Singapore Exchange Ltd.	116,311	625
Global Logistic Properties Ltd.	281,000	613
Genting Singapore plc	552,000	597
AIMS AMP Capital Industrial REIT	512,000	578
Cache Logistics Trust	665,000	569
Wilmar International Ltd.	197,173	482
Suntec REIT	374,000	471
CapitaLand Ltd.	214,500	461
Cambridge Industrial Trust	821,000	443
Keppel Telecommunications & Transportation Ltd.	296,000	420
^ Singapore Press Holdings Ltd.	134,000	419
City Developments Ltd.	57,000	391
Singapore Technologies Engineering Ltd.	121,000	359
CapitaMall Trust	236,600	347
Mapletree Logistics Trust	427,000	336
Jardine Cycle & Carriage Ltd.	12,000	327
Singapore Post Ltd.	281,000	294
^ Tat Hong Holdings Ltd.	444,000	284
ComfortDelGro Corp. Ltd.	186,000	281
Sembcorp Industries Ltd.	64,231	264
Hutchison Port Holdings Trust	371,000	246
SATS Ltd.	99,000	243
Yangzijiang Shipbuilding Holdings Ltd.	260,036	234
Sembcorp Marine Ltd.	73,389	234
Ascendas REIT	140,000	233

Golden Agri-Resources Ltd.	570,419	232
UOL Group Ltd.	45,273	207
StarHub Ltd.	56,000	186
Keppel Land Ltd.	67,600	167
Olam International Ltd.	133,545	155
Mapletree Greater China Commercial Trust	235,000	150
Venture Corp. Ltd.	25,500	148
Raffles Medical Group Ltd.	56,000	132
First Resources Ltd.	79,000	122
Biosensors International Group Ltd.	176,000	119
Keppel REIT	131,688	116
CapitaCommercial Trust	102,810	114
* Swiber Holdings Ltd.	229,000	113
Ezion Holdings Ltd.	57,600	102
CapitaMalls Asia Ltd.	64,000	88
Mapletree Commercial Trust	84,000	77
Mapletree Industrial Trust	74,000	76
* LionGold Corp. Ltd.	557,000	65
* Ezra Holdings Ltd.	66,000	50
* Linc Energy Ltd.	33,594	35
Super Group Ltd.	11,000	32
* Blumont Group Ltd.	316,500	19
* Asiasons Capital Ltd.	140,000	12
		26,621
South Africa (0.7%)
Naspers Ltd.	44,387	4,557
MTN Group Ltd.	201,271	3,588
Sasol Ltd.	63,044	3,030
Standard Bank Group Ltd.	127,114	1,340
Shoprite Holdings Ltd.	69,220	891
FirstRand Ltd.	317,263	889
Sanlam Ltd.	205,384	882
Steinhoff International Holdings Ltd.	195,558	806
Barloworld Ltd.	84,922	799
Remgro Ltd.	46,352	774
Aspen Pharmacare Holdings Ltd.	32,758	741
AngloGold Ashanti Ltd.	50,053	732
Impala Platinum Holdings Ltd.	69,576	723
Bidvest Group Ltd.	30,201	673
Clicks Group Ltd.	118,417	606
City Lodge Hotels Ltd.	51,907	597
Mpact Ltd.	251,255	564
Mondi Ltd.	31,932	484
DataTec Ltd.	112,535	482
Vukile Property Fund Ltd.	326,757	448
Gold Fields Ltd.	124,274	434
Barclays Africa Group Ltd.	35,908	420
Woolworths Holdings Ltd.	74,817	408
Nedbank Group Ltd.	22,387	389
Vodacom Group Ltd.	35,720	377
Brait SE	86,612	374
Tiger Brands Ltd.	14,817	355
Netcare Ltd.	173,306	347
MMI Holdings Ltd.	153,419	325
Truworths International Ltd.	49,157	324
Growthpoint Properties Ltd.	163,610	323
Life Healthcare Group Holdings Ltd.	79,448	254

RMB Holdings Ltd.	65,151	251
Mediclinic International Ltd.	36,944	237
Imperial Holdings Ltd.	13,469	224
Nampak Ltd.	67,858	212
Mr Price Group Ltd.	16,676	206
* Sappi Ltd.	63,679	197
Kumba Iron Ore Ltd.	4,825	195
JSE Ltd.	25,216	188
Discovery Ltd.	27,626	187
Illovo Sugar Ltd.	67,733	163
* Anglo American Platinum Ltd.	3,894	155
^ African Bank Investments Ltd.	150,852	145
Adcock Ingram Holdings Ltd.	22,670	138
Sibanye Gold Ltd.	96,272	137
Harmony Gold Mining Co. Ltd.	46,761	135
Hyprop Investments Ltd.	19,657	128
* Murray & Roberts Holdings Ltd.	56,830	127
Foschini Group Ltd.	14,397	120
Emira Property Fund	104,044	120
Aeci Ltd.	9,280	108
SA Corporate Real Estate Fund Nominees Pty Ltd.	321,343	107
Coronation Fund Managers Ltd.	14,314	103
SPAR Group Ltd.	8,795	95
Lewis Group Ltd.	17,093	92
Exxaro Resources Ltd.	6,724	91
Investec Ltd.	13,480	87
African Rainbow Minerals Ltd.	4,170	82
AVI Ltd.	17,248	80
PPC Ltd.	28,961	78
Liberty Holdings Ltd.	7,250	74
Assore Ltd.	1,909	69
Capital Property Fund	70,278	61
* Northam Platinum Ltd.	16,296	61
* Telkom SA SOC Ltd.	22,107	60
^ Capitec Bank Holdings Ltd.	3,506	60
Massmart Holdings Ltd.	5,422	59
Blue Label Telecoms Ltd.	74,154	59
Group Five Ltd.	15,342	55
Pick n Pay Stores Ltd.	13,309	55
Tongaat Hulett Ltd.	4,835	53
Reunert Ltd.	8,701	50
Pick n Pay Holdings Ltd.	26,672	50
* Aveng Ltd.	23,619	50
Clover Industries Ltd.	30,888	49
Sun International Ltd.	4,518	40
Astral Foods Ltd.	3,140	25
* ArcelorMittal South Africa Ltd.	6,579	23
* Royal Bafokeng Platinum Ltd.	3,464	20
JD Group Ltd.	6,633	17
		33,114
South Korea (1.6%)
Samsung Electronics Co. Ltd. GDR	25,284	14,821
Hyundai Motor Co.	17,585	3,845
Hyundai Mobis	8,037	2,297
* SK Hynix Inc.	58,380	2,045
NAVER Corp.	3,122	1,976
* Shinhan Financial Group Co. Ltd. ADR	46,362	1,919

	POSCO	6,509	1,812
	Kia Motors Corp.	29,626	1,483
	Hana Financial Group Inc.	36,840	1,398
	KB Financial Group Inc. ADR	38,569	1,294
	Shinhan Financial Group Co. Ltd.	29,910	1,266
	SK Telecom Co. Ltd. ADR	56,943	1,249
	LG Chem Ltd.	5,016	1,209
	Samsung Life Insurance Co. Ltd.	11,251	1,078
	Samsung Fire & Marine Insurance Co. Ltd.	4,518	1,042
	Hyundai Heavy Industries Co. Ltd.	4,994	1,038
	KT&G Corp.	13,486	952
*	Korea Electric Power Corp.	29,110	951
	KB Financial Group Inc.	23,570	811
	SK Innovation Co. Ltd.	6,866	811
	Samsung C&T Corp.	13,990	762
	LG Electronics Inc.	12,152	742
*	LG Display Co. Ltd.	26,940	633
	LG Household & Health Care Ltd.	1,402	621
	Samsung Heavy Industries Co. Ltd.	19,580	612
	E-Mart Co. Ltd.	2,492	600
	Hyundai Steel Co.	7,891	559
	POSCO ADR	8,135	553
	LG Corp.	10,179	545
	Samsung SDI Co. Ltd.	3,946	523
	Woori Finance Holdings Co. Ltd.	45,470	522
	SK Holdings Co. Ltd.	2,904	485
	Hyundai Engineering & Construction Co. Ltd.	8,192	444
	Coway Co. Ltd.	6,711	430
	Hyundai Glovis Co. Ltd.	2,026	427
	KT Corp.	14,359	414
	Kangwon Land Inc.	12,730	401
	Lotte Shopping Co. Ltd.	1,118	392
	Samsung Electro-Mechanics Co. Ltd.	6,303	391
	Cheil Industries Inc.	5,310	373
	S-Oil Corp.	5,796	370
	Hankook Tire Co. Ltd.	6,380	366
^	OCI Co. Ltd.	2,072	365
^,* LG Innotek Co. Ltd.		4,495	354
	Orion Corp.	434	353
	Lotte Chemical Corp.	1,744	341
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	10,610	338
	Amorepacific Corp.	355	335
	Hotel Shilla Co. Ltd.	4,390	315
	Korea Zinc Co. Ltd.	958	310
	SK C&C Co. Ltd.	2,488	289
	Daelim Industrial Co. Ltd.	3,745	287
^,* Wonik IPS Co. Ltd.		30,670	282
	Macquarie Korea Infrastructure Fund	50,030	280
^	Celltrion Inc.	6,513	273
	Taekwang Industrial Co. Ltd.	199	261
	Industrial Bank of Korea	22,290	258
	BS Financial Group Inc.	17,390	257
	NCSoft Corp.	1,402	254
	KCC Corp.	542	245
	Hyundai Department Store Co.	1,772	238
	SK Telecom Co. Ltd.	1,173	237
	Dongbu Insurance Co. Ltd.	4,760	236

Korea Gas Corp.	3,651	229
Samsung Securities Co. Ltd.	5,620	228
Sam Young Electronics Co. Ltd.	25,760	226
Samsung Techwin Co. Ltd.	4,554	225
^ Samsung Engineering Co. Ltd.	3,366	222
Hyundai Wia Corp.	1,489	220
* Cheil Worldwide Inc.	8,335	215
Daum Communications Corp.	2,894	215
GS Holdings	4,481	214
Kumho Petro chemical Co. Ltd.	2,557	209
LG Uplus Corp.	20,370	207
Samsung Electronics Co. Ltd.	175	207
Hanwha Corp.	5,900	198
Daishin Securities Co. Ltd.	27,720	196
DGB Financial Group Inc.	12,320	191
^ Hyundai Mipo Dockyard	1,148	184
AMOREPACIFIC Group	409	179
* Kumho Tire Co. Inc.	13,430	173
Daewoo International Corp.	4,479	172
Daesang Corp.	5,170	169
Hanwha Life Insurance Co. Ltd.	24,970	169
CJ CheilJedang Corp.	684	168
Shinsegae Co. Ltd.	787	167
Lotte Confectionery Co. Ltd.	93	161
Doosan Corp.	1,259	159
Youlchon Chemical Co. Ltd.	14,280	158
Daewoo Securities Co. Ltd.	19,691	157
SK Chemicals Co. Ltd.	2,877	157
Hyundai Marine & Fire Insurance Co. Ltd.	5,200	151
Maeil Dairy Industry Co. Ltd.	3,787	150
iMarketKorea Inc.	5,560	150
Hanwha Chemical Corp.	7,970	148
Hyundai Development Co-Engineering & Construction	6,500	147
Doosan Heavy Industries & Construction Co. Ltd.	4,251	144
GS Engineering & Construction Corp.	4,517	141
Halla Visteon Climate Control Corp.	3,830	140
Hyundai Home Shopping Network Corp.	819	139
* Doosan Infracore Co. Ltd.	11,370	137
CJ Corp.	1,211	134
Samsung Card Co. Ltd.	3,992	129
Namhae Chemical Corp.	18,020	125
LS Corp.	1,593	124
* Daewoo Engineering & Construction Co. Ltd.	19,160	123
Mando Corp.	1,061	119
CJ O Shopping Co. Ltd.	311	117
* SK Broadband Co. Ltd.	26,386	116
Youngone Corp.	3,240	116
LG Hausys Ltd.	790	115
Yuhan Corp.	622	113
Ottogi Corp.	307	112
* Kolao Holdings	5,310	111
LG International Corp.	3,990	110
S-1 Corp.	1,520	110
Hyosung Corp.	1,749	109
Seoul Semiconductor Co. Ltd.	2,517	107
Medy-Tox Inc.	657	105
* SM Entertainment Co.	2,434	104

	Young Poong Corp.	91	103
	Korea Investment Holdings Co. Ltd.	2,800	103
	Hyundai Greenfood Co.	5,900	99
	Daewoong Pharmaceutical Co. Ltd.	1,411	98
	GS Home Shopping Inc.	379	97
	Paradise Co. Ltd.	3,776	97
	Fila Korea Ltd.	1,243	96
	Poongsan Corp.	3,950	96
	CJ CGV Co. Ltd.	2,130	96
	Korean Reinsurance Co.	9,144	96
^	Grand Korea Leisure Co. Ltd.	2,480	95
*	CJ Korea Express Co. Ltd.	918	92
	Hanssem Co. Ltd.	1,840	89
	SK Networks Co. Ltd.	11,140	87
	LOTTE Himart Co. Ltd.	1,184	85
*	Hanmi Pharm Co. Ltd.	649	84
	Mirae Asset Securities Co. Ltd.	2,540	84
*	NHN Entertainment Corp.	1,163	83
*	Ssangyong Motor Co.	10,890	83
	LG Fashion Corp.	2,820	77
	Lotte Food Co. Ltd.	105	77
	Hana Tour Service Inc.	1,130	75
	SFA Engineering Corp.	1,773	75
	Dongsuh Co. Inc.	4,930	74
	Dongkuk Steel Mill Co. Ltd.	6,470	73
	Seah Besteel Corp.	3,350	73
*	CJ E&M Corp.	2,294	73
*	Osstem Implant Co. Ltd.	2,787	71
	Kolon Industries Inc.	1,501	70
	Nexen Tire Corp.	5,080	70
*	Seegene Inc.	1,238	69
	Ahnlab Inc.	1,185	68
	SKC Co. Ltd.	2,370	68
	NongShim Co. Ltd.	261	67
	Hansol Paper Co.	5,840	66
	LIG Insurance Co. Ltd.	2,240	66
*	Chong Kun Dang Pharmaceutical Corp.	1,005	65
	Meritz Fire & Marine Insurance Co. Ltd.	4,620	65
	KIWOOM Securities Co. Ltd.	1,254	64
	Woori Investment & Securities Co. Ltd.	7,482	63
	Lotte Chilsung Beverage Co. Ltd.	42	63
*	Dongbu HiTek Co. Ltd.	9,040	61
	KEPCO Engineering & Construction Co. Inc.	958	60
*	LG Life Sciences Ltd.	1,565	60
^	Partron Co. Ltd.	4,491	56
^,* Taihan Electric Wire Co. Ltd.		29,761	56
	Hite Jinro Co. Ltd.	2,740	54
	MegaStudy Co. Ltd.	672	53
*	Hyundai Merchant Marine Co. Ltd.	3,930	51
	Hyundai Securities Co. Ltd.	8,830	47
*	Korean Air Lines Co. Ltd.	1,432	47
	Hyundai Hysco Co. Ltd.	1,228	46
*	Green Cross Cell Corp.	2,166	45
*	Hanjin Shipping Holdings Co. Ltd.	10,320	43
*	GemVax & Kael Co. Ltd.	3,321	42
	Samsung Fine Chemicals Co. Ltd.	1,100	42
	Binggrae Co. Ltd.	454	38

*	Hanjin Shipping Co. Ltd.	6,025	36
*	Hyundai Elevator Co. Ltd.	776	34
	Able C&C Co. Ltd.	1,095	27
	Hankook Tire Worldwide Co. Ltd.	1,049	21
	Hyundai Securities Co. Ltd. Prior Pfd.	3,554	18
	Chongkundang Holdings Corp.	389	16
*	Hanjin Kal Corp.	691	15
*	Dong-A ST Co. Ltd.	138	15
	Dong-A Socio Holdings Co. Ltd.	81	10
*	Medipost Co. Ltd.	138	8
*	Hyundai Elevator Co. Ltd. Rights Exp. 02/25/2014	273	3
*	Pharmicell Co. Ltd.	960	3
*	Pan Ocean Co. Ltd.	751	3
*	Korea Line Corp.	110	3
*	CNK International Co. Ltd.	78	—
			73,899
Spain (1.2%)
*	Banco Santander SA	1,189,037	10,265
	Banco Bilbao Vizcaya Argentaria SA	671,080	8,017
	Telefonica SA	432,740	6,668
	Inditex SA	24,770	3,695
	Iberdrola SA	526,139	3,243
	Repsol SA	119,926	2,808
	Amadeus IT Holding SA	42,848	1,694
	Abertis Infraestructuras SA	53,426	1,193
	Construcciones y Auxiliar de Ferrocarriles SA	2,351	1,189
	Banco de Sabadell SA	375,561	1,109
*	CaixaBank SA	178,296	1,094
*	Banco Popular Espanol SA	146,127	1,004
	Banco Santander SA ADR	100,331	867
	Grifols SA	16,012	830
	Viscofan SA	15,625	827
	Gas Natural SDG SA	29,858	738
	Red Electrica Corp. SA	10,160	711
	Grupo Catalana Occidente SA	16,592	637
	Ferrovial SA	32,975	633
*	ACS Actividades de Construccion y Servicios SA	16,913	594
	Enagas SA	19,049	521
	Bankinter SA	67,548	505
	Distribuidora Internacional de Alimentacion SA	57,595	474
	Mapfre SA	102,685	424
*	Almirall SA	24,319	388
	Bolsas y Mercados Espanoles SA	8,640	338
*	Gamesa Corp. Tecnologica SA	29,281	322
	Tubacex SA	81,921	312
	Acciona SA	4,590	305
	Obrascon Huarte Lain SA	7,021	296
	Zardoya Otis SA	15,705	264
^,* Acerinox SA		18,830	245
	Indra Sistemas SA	13,768	244
	Abengoa SA - B Shares	65,794	217
	Ebro Foods SA	9,631	213
*	Zeltia SA	55,448	201
*	Mediaset Espana Comunicacion SA	15,036	185
	Prosegur Cia de Seguridad SA	26,190	157
	Endesa SA	4,566	134
	Tecnicas Reunidas SA	2,089	110

* Faes Farma SA	28,572	102
Corp Financiera Alba SA	1,675	96
* Atresmedia Corp. de Medios de Comunicaion SA	4,879	92
* Fomento de Construcciones y Contratas SA	2,553	68
* NH Hoteles SA	7,489	47
Melia Hotels International SA	2,951	38
Abengoa SA	5,630	23
		54,137
Sweden (1.2%)
Nordea Bank AB	365,636	4,882
Hennes & Mauritz AB Class B	107,213	4,619
Telefonaktiebolaget LM Ericsson Class B	342,271	4,202
Swedbank AB Class A	118,423	3,088
Svenska Handelsbanken AB Class A	54,107	2,565
Skandinaviska Enskilda Banken AB Class A	176,138	2,269
Volvo AB Class B	160,866	2,128
Atlas Copco AB Class A	69,679	1,886
Svenska Cellulosa AB SCA Class B	63,855	1,816
Scania AB Class B	88,447	1,809
SKF AB	67,207	1,779
TeliaSonera AB	226,788	1,683
Investor AB Class B	50,897	1,646
Assa Abloy AB Class B	32,955	1,642
Atlas Copco AB Class B	65,707	1,641
Sandvik AB	107,175	1,501
Boliden AB	97,820	1,485
Hexagon AB Class B	32,214	1,022
* Lundin Petroleum AB	57,643	995
Investment AB Kinnevik	23,391	917
Electrolux AB Class B	41,343	876
^ SSAB AB Class B	111,604	789
Skanska AB Class B	33,976	668
Alfa Laval AB	27,431	665
Swedish Match AB	21,071	617
Getinge AB	15,474	531
Elekta AB Class B	33,214	484
Trelleborg AB Class B	22,507	449
Securitas AB Class B	40,512	421
Wallenstam AB	27,091	414
* Tele2 AB	35,032	386
NCC AB Class B	11,503	367
* Swedish Orphan Biovitrum AB	30,906	352
Hufvudstaden AB Class A	26,208	351
Fabege AB	27,387	347
Castellum AB	19,036	304
Hexpol AB	3,460	246
Industrivarden AB Class A	12,721	245
Industrivarden AB	11,808	214
BillerudKorsnas AB	16,115	193
Meda AB Class A	14,902	181
Modern Times Group AB Class B	3,926	177
Husqvarna AB	30,089	174
Avanza Bank Holding AB	4,654	170
SSAB AB Class A	20,338	162
Ratos AB	16,909	156
Loomis AB Class B	6,293	149
Nibe Industrier AB Class B	5,534	121

Holmen AB	3,229	112
Saab AB Class B	3,901	101
Axis Communications AB	3,076	99
AF AB	2,956	96
* Eniro AB	12,275	92
* CDON Group AB	20,364	85
Kungsleden AB	10,770	78
JM AB	2,889	77
AarhusKarlshamn AB	1,221	75
* ICA Gruppen AB	2,321	71
* Betsson AB	2,250	64
* Lindab International AB	3,531	36
Axfood AB	652	31
		54,801
Switzerland (3.1%)
Nestle SA	376,033	27,265
Roche Holding AG	81,332	22,350
Novartis AG	269,504	21,313
UBS AG	410,436	8,127
ABB Ltd.	266,283	6,624
Credit Suisse Group AG	185,417	5,586
* Cie Financiere Richemont SA	57,467	5,318
Zurich Insurance Group AG	17,076	4,951
Syngenta AG	10,394	3,683
Swiss Re AG	41,708	3,602
Swatch Group AG (Bearer)	5,805	3,451
Holcim Ltd.	35,296	2,567
Transocean Ltd. (XVTX)	38,031	1,654
Swisscom AG	2,564	1,409
Givaudan SA	952	1,407
Actelion Ltd.	13,643	1,280
Barry Callebaut AG	1,067	1,263
SGS SA	524	1,185
Geberit AG	3,774	1,093
Julius Baer Group Ltd.	22,446	1,089
Adecco SA	13,439	1,056
Sonova Holding AG	6,203	852
Lindt & Spruengli AG Regular	14	750
Schindler Holding AG	4,893	709
Sika AG	195	642
BB Biotech AG	3,625	634
Baloise Holding AG	5,264	629
Kuehne & Nagel International AG	4,716	626
Aryzta AG	7,835	616
Swiss Life Holding AG	2,732	589
Lonza Group AG	5,283	529
Partners Group Holding AG	2,068	489
Galenica AG	511	487
Sulzer AG	3,143	474
Swatch Group AG (Registered)	4,533	464
Clariant AG	22,476	424
* Dufry AG	2,361	370
Georg Fischer AG	527	361
Schindler Holding AG (Registered)	2,421	356
Nobel Biocare Holding AG	21,430	326
OC Oerlikon Corp. AG	20,163	317
EMS-Chemie Holding AG	903	310

Helvetia Holding AG	641	309
Swiss Prime Site AG	3,930	305
GAM Holding AG	18,056	303
PSP Swiss Property AG	3,491	300
Bucher Industries AG	989	290
Allreal Holding AG	2,075	288
Lindt & Spruengli AG	64	287
Temenos Group AG	9,179	258
ams AG	2,093	258
Forbo Holding AG	312	255
Transocean Ltd. (XNYS)	5,627	244
* Meyer Burger Technology AG	16,087	242
Panalpina Welttransport Holding AG	1,420	235
Logitech International SA	14,375	226
Mobimo Holding AG	1,069	223
Flughafen Zuerich AG	364	214
Kaba Holding AG Class B	398	182
EFG International AG	12,367	181
Vontobel Holding AG	4,312	162
Belimo Holding AG	57	158
DKSH Holding AG	2,307	157
Pargesa Holding SA	1,930	155
Straumann Holding AG	697	139
Valiant Holding AG	1,213	118
Burckhardt Compression Holding AG	251	113
Autoneum Holding AG	583	100
* Schmolz & Bickenbach AG	75,992	99
Schweiter Technologies AG	125	97
Banque Cantonale Vaudoise	177	96
Kudelski SA	6,259	96
* Gategroup Holding AG	3,127	93
Swissquote Group Holding SA	2,287	90
Rieter Holding AG	403	90
Tecan Group AG	810	89
St. Galler Kantonalbank AG	191	74
Basler Kantonalbank	852	71
Valora Holding AG	249	64
Huber & Suhner AG	1,157	62
Schweizerische National-Versicherungs-Gesellschaft AG	755	50
BKW AG	807	25
Zehnder Group AG	534	24
		144,049
Taiwan (1.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,895,000	6,498
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	230,272	3,896
Hon Hai Precision Industry Co. Ltd.	1,279,381	3,575
Chunghwa Telecom Co. Ltd. ADR	78,226	2,300
MediaTek Inc.	139,616	1,843
Formosa Chemicals & Fibre Corp.	557,283	1,461
Advanced Semiconductor Engineering Inc. ADR	315,613	1,427
Formosa Plastics Corp.	551,873	1,413
Nan Ya Plastics Corp.	615,423	1,333
Cathay Financial Holding Co. Ltd.	851,238	1,280
Delta Electronics Inc.	227,641	1,247
China Steel Corp.	1,370,657	1,179
Fubon Financial Holding Co. Ltd.	817,880	1,153
CTBC Financial Holding Co. Ltd.	1,461,071	962

Mega Financial Holding Co. Ltd.	1,178,557	951
Uni-President Enterprises Corp.	518,535	852
Asustek Computer Inc.	83,169	768
Quanta Computer Inc.	281,450	694
Chunghwa Telecom Co. Ltd.	219,000	661
Hotai Motor Co. Ltd.	52,000	627
Yuanta Financial Holding Co. Ltd.	1,081,990	597
Taiwan Mobile Co. Ltd.	202,800	593
United Microelectronics Corp.	1,373,180	560
* AU Optronics Corp. ADR	200,818	554
Formosa Petrochemical Corp.	214,140	536
Taiwan Cement Corp.	361,210	524
President Chain Store Corp.	72,952	487
Catcher Technology Co. Ltd.	72,310	476
Cheng Shin Rubber Industry Co. Ltd.	185,379	466
Largan Precision Co. Ltd.	12,020	461
First Financial Holding Co. Ltd.	769,381	459
Far Eastern New Century Corp.	434,449	444
E.Sun Financial Holding Co. Ltd.	699,794	433
Clevo Co.	209,628	431
Hua Nan Financial Holdings Co. Ltd.	763,739	429
Siliconware Precision Industries Co.	359,030	429
Far EasTone Telecommunications Co. Ltd.	210,000	412
China Development Financial Holding Corp.	1,417,580	411
HTC Corp.	87,491	388
Taishin Financial Holding Co. Ltd.	802,277	379
Compal Electronics Inc.	503,323	377
* Taiwan Business Bank	1,256,705	372
Highwealth Construction Corp.	183,200	368
SinoPac Financial Holdings Co. Ltd.	757,964	352
Lite-On Technology Corp.	237,700	349
Foxconn Technology Co. Ltd.	140,456	314
Taiwan Cooperative Financial Holding Co. Ltd.	578,563	312
Chailease Holding Co. Ltd.	120,500	295
China Life Insurance Co. Ltd.	305,966	292
* Innolux Corp.	843,533	290
Inventec Corp.	316,554	290
Ruentex Industries Ltd.	118,268	283
Teco Electric and Machinery Co. Ltd.	258,000	281
Novatek Microelectronics Corp.	69,025	275
MStar Semiconductor Inc.	24,522	269
WPG Holdings Ltd.	218,000	253
Asia Cement Corp.	198,142	243
CTCI Corp.	179,000	243
Wei Chuan Foods Corp.	152,000	238
* Ta Chong Bank Ltd.	684,795	237
Airtac International Group	26,000	236
Syncmold Enterprise Corp.	132,000	229
* Inotera Memories Inc.	295,000	228
Synnex Technology International Corp.	129,189	217
TSRC Corp.	148,500	211
Chang Hwa Commercial Bank	351,629	207
* Nan Ya Printed Circuit Board Corp.	169,000	201
Shin Kong Financial Holding Co. Ltd.	587,645	197
Pou Chen Corp.	140,524	193
Eclat Textile Co. Ltd.	17,340	187
Kinik Co.	74,000	187

Holtek Semiconductor Inc.	97,000	184
Pegatron Corp.	138,954	182
Phison Electronics Corp.	29,000	181
Radiant Opto-Electronics Corp.	40,314	175
Epistar Corp.	80,000	175
Ruentex Development Co. Ltd.	99,860	175
* Nan Kang Rubber Tire Co. Ltd.	144,493	174
Powertech Technology Inc.	126,000	172
Simplo Technology Co. Ltd.	37,400	171
Far Eastern Department Stores Ltd.	186,388	169
Altek Corp.	179,000	168
Coretronic Corp.	179,000	165
Gigabyte Technology Co. Ltd.	124,000	162
Huaku Development Co. Ltd.	65,000	160
Giant Manufacturing Co. Ltd.	24,881	157
Hiwin Technologies Corp.	17,304	156
* AU Optronics Corp.	520,000	154
Advantech Co. Ltd.	24,216	151
Wistron Corp.	179,409	148
Taiwan Glass Industry Corp.	150,354	147
Taiwan Fertilizer Co. Ltd.	69,000	144
Advanced Semiconductor Engineering Inc.	155,000	143
Tainan Spinning Co. Ltd.	212,000	142
* Acer Inc.	233,583	138
YFY Inc.	287,000	137
Kenda Rubber Industrial Co. Ltd.	63,440	137
Tripod Technology Corp.	73,000	133
TPK Holding Co. Ltd.	20,958	133
Depo Auto Parts Ind Co. Ltd.	35,000	132
Wistron NeWeb Corp.	51,000	130
Sanyang Industry Co. Ltd.	80,000	123
Merida Industry Co. Ltd.	20,000	123
Ta Ya Electric Wire & Cable	528,000	123
Realtek Semiconductor Corp.	42,420	115
President Securities Corp.	198,000	114
Taiwan Secom Co. Ltd.	45,000	114
FLEXium Interconnect Inc.	38,000	114
Transcend Information Inc.	38,000	112
Standard Foods Corp.	37,950	111
Cathay Real Estate Development Co. Ltd.	186,000	110
King Slide Works Co. Ltd.	10,000	109
Everlight Electronics Co. Ltd.	46,000	109
Feng Hsin Iron & Steel Co.	63,000	108
Greatek Electronics Inc.	112,000	107
Topco Scientific Co. Ltd.	57,114	106
Far Eastern International Bank	273,867	106
* Neo Solar Power Corp.	91,000	106
Great China Metal Industry	86,000	106
Grand Pacific Petrochemical	146,000	106
Yulon Motor Co. Ltd.	61,000	105
Lung Yen Life Service Corp.	38,000	105
Yungtay Engineering Co. Ltd.	38,000	104
Kinsus Interconnect Technology Corp.	30,000	104
St. Shine Optical Co. Ltd.	4,000	103
MIN AIK Technology Co. Ltd.	18,000	102
* Sino-American Silicon Products Inc.	55,000	100
China Steel Chemical Corp.	18,000	100

Eternal Chemical Co. Ltd.	106,000	99
Richtek Technology Corp.	19,000	99
Merry Electronics Co. Ltd.	17,000	98
Shihlin Electric & Engineering Corp.	78,000	97
Chin-Poon Industrial Co. Ltd.	59,000	97
* Mosel Vitelic Inc.	456,000	95
Tung Ho Steel Enterprise Corp.	110,000	95
Capital Securities Corp.	232,000	90
Wowprime Corp.	5,500	89
AV Tech Corp.	32,000	89
Zhen Ding Technology Holding Ltd.	35,700	88
Huang Hsiang Construction Co.	55,000	88
Yageo Corp.	214,200	88
Hermes Microvision Inc.	3,000	88
Firich Enterprises Co. Ltd.	22,000	88
Waterland Financial Holdings Co. Ltd.	266,903	88
Cheng Loong Corp.	185,000	87
Chicony Electronics Co. Ltd.	33,602	86
Vanguard International Semiconductor Corp.	78,000	85
Ton Yi Industrial Corp.	86,000	85
LCY Chemical Corp.	67,000	85
Taiwan Sogo Shin Kong SEC	65,000	84
China Petrochemical Development Corp.	190,350	84
* Evergreen Marine Corp. Taiwan Ltd.	142,000	83
Taichung Commercial Bank	229,515	82
King's Town Bank	84,000	81
Cheng Uei Precision Industry Co. Ltd.	38,000	80
U-Ming Marine Transport Corp.	48,000	80
Elan Microelectronics Corp.	46,000	80
Chroma ATE Inc.	37,000	79
* Winbond Electronics Corp.	327,000	79
Great Taipei Gas Co. Ltd.	103,000	78
Makalot Industrial Co. Ltd.	16,000	78
Oriental Union Chemical Corp.	78,000	78
King Yuan Electronics Co. Ltd.	111,000	77
Jih Sun Financial Holdings Co. Ltd.	250,435	73
* HannStar Display Corp.	211,000	72
China Motor Corp.	78,000	72
Kerry TJ Logistics Co. Ltd.	51,000	72
Tong Hsing Electronic Industries Ltd.	14,000	72
* China Airlines Ltd.	203,000	71
National Petroleum Co. Ltd.	74,000	71
ScinoPharm Taiwan Ltd.	25,000	70
Chipbond Technology Corp.	43,000	67
Tong Yang Industry Co. Ltd.	49,000	66
* Walsin Lihwa Corp.	204,000	63
Formosa Taffeta Co. Ltd.	60,000	63
Unimicron Technology Corp.	80,000	61
* Wintek Corp.	175,000	58
Hey Song Corp.	43,500	46
* Eva Airways Corp.	83,323	44
* E Ink Holdings Inc.	79,000	42
* Macronix International	183,432	40
Genius Electronic Optical Co. Ltd.	8,714	27
O-TA Precision Industry Co. Ltd.	37,000	24
Long Bon International Co. Ltd.	44,000	24
* Tatung Co. Ltd. GDR	621	4

	ENG Electric Co. Ltd.	3,000	3
			63,687
Thailand (0.3%)
	Advanced Info Service PCL (Foreign)	118,900	788
	Electricity Generating PCL (Foreign)	172,800	667
	Kasikornbank PCL (Foreign)	122,700	633
*	PTT PCL	71,700	598
	CP ALL PCL (Foreign)	373,900	447
	Airports of Thailand PCL (Foreign)	75,200	396
	Siam Commercial Bank PCL (Foreign)	86,900	385
	Siam Cement PCL (Foreign)	30,000	366
	BEC World PCL (Foreign)	166,200	356
*	Siam Commercial Bank PCL (Local)	77,800	352
*	PTT Exploration and Production PCL (Local)	72,800	337
	PTT Exploration & Production PCL (Foreign)	73,081	329
^	Shin Corp. PCL	135,496	288
	TMB Bank PCL	4,118,000	286
*	Thai Stanley Electric PCL	40,119	260
*	Regional Container Lines PCL	1,421,500	251
	Bangkok Bank PCL (Foreign)	47,798	248
^,* Central Pattana PCL		208,800	238
*	Thoresen Thai Agencies PCL (Foreign)	443,520	234
^,* Thaicom PCL		198,000	227
*	Charoen Pokphand Foods PCL	255,900	221
	Thai Union Frozen Products PCL (Foreign)	101,220	213
	PTT Global Chemical PCL (Foreign)	98,515	211
	Bangkok Expressway PCL (Foreign)	216,000	210
*	Indorama Ventures PCL	332,500	209
	PTT PCL (Foreign)	24,200	202
	Thai Oil PCL (Foreign)	112,700	180
	Krung Thai Bank PCL (Foreign)	326,975	167
*	PTT Global Chemical PCL (Local)	70,500	152
	BTS Group Holdings PCL	604,800	147
*	CP ALL PCL (Local)	121,500	144
*	Samart Corp. PCL	291,600	128
	Home Product Center PCL	494,083	127
*	Bank of Ayudhya PCL (Local)	126,482	125
	Total Access Communication PCL (Foreign)	41,300	119
*	Bumrungrad Hospital PCL	42,500	108
*	Cal-Comp Electronics Thailand PCL	1,236,700	106
^	IRPC PCL (Foreign)	1,079,400	102
	Charoen Pokphand Foods PCL (Foreign)	100,400	83
*	Delta Electronics Thailand PCL	51,800	83
*	True Corp. PCL	380,700	83
*	Jasmine International PCL	387,200	83
*	Big C Supercenter PCL	15,300	81
*	Glow Energy PCL	37,300	76
*	Precious Shipping PCL	125,400	76
*	Total Access Communication PCL (Local)	25,400	74
	Bangkok Dusit Medical Services PCL	17,600	63
*	Banpu PCL (Local)	76,000	61
*	Minor International PCL	87,900	56
*	Land and Houses PCL	187,400	49
*	Siam City Cement PCL (Local)	4,536	49
*	Bangkok Expressway PCL	46,800	45
	Siam City Cement PCL (Foreign)	3,800	40
*	Robinson Department Store PCL	28,100	38

* Berli Jucker PCL	27,600	38
Thai Airways International PCL (Foreign)	104,374	27
Delta Electronics Thai PCL (Foreign)	14,200	23
* IRPC PCL	129,200	12
* Thoresen Thai Agencies PCL	13,200	7
		11,704
Turkey (0.1%)
Turkiye Halk Bankasi AS	160,205	791
Turkiye Garanti Bankasi AS	236,273	624
Akbank TAS	184,512	471
* Turkcell Iletisim Hizmetleri AS	85,639	424
BIM Birlesik Magazalar AS	22,390	383
Haci Omer Sabanci Holding AS (Bearer)	100,154	331
Turkiye Is Bankasi	151,859	272
Coca-Cola Icecek AS	10,490	220
Ford Otomotiv Sanayi AS	24,536	216
Is Gayrimenkul Yatirim Ortakligi AS	350,905	196
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	205,189	195
Tupras Turkiye Petrol Rafinerileri AS	11,519	190
KOC Holding AS	53,803	182
Anadolu Efes Biracilik Ve Malt Sanayii AS	17,852	181
Aksigorta AS	132,563	172
Turkiye Vakiflar Bankasi Tao	98,568	151
Turk Hava Yollari	48,695	145
Enka Insaat ve Sanayi AS	50,653	145
* Vestel Elektronik Sanayi ve Ticaret AS	229,738	143
Eregli Demir ve Celik Fabrikalari TAS	98,279	118
Yapi ve Kredi Bankasi AS	73,367	103
Turk Telekomunikasyon AS	41,512	103
Ulker Biskuvi Sanayi AS	16,128	99
TAV Havalimanlari Holding AS	12,079	91
* Zorlu Enerji Elektrik Uretim AS	199,200	84
Arcelik AS	15,365	76
Turkiye Sise ve Cam Fabrikalari AS	51,434	57
Tofas Turk Otomobil Fabrikasi AS	11,752	55
Turkiye Sinai Kalkinma Bankasi AS	71,200	54
* Pegasus Hava Tasimaciligi AS	4,428	51
Aygaz AS	12,065	41
* Asya Katilim Bankasi AS	57,022	27
Koza Altin Isletmeleri AS	3,153	27
		6,418
United Arab Emirates (0.1%)
Emaar Properties PJSC	318,830	695
* Arabtec Holding Co.	504,982	584
Dubai Investments PJSC	518,285	388
DP World Ltd.	20,224	368
First Gulf Bank PJSC	50,215	272
Aldar Properties PJSC	280,710	257
* Drake & Scull International	613,771	253
* Islamic Arab Insurance Co.	506,254	159
* Lamprell plc	26,586	63
Aramex PJSC	1,000	1
		3,040
United Kingdom (8.1%)
HSBC Holdings plc	2,191,247	22,544
Vodafone Group plc	5,701,562	21,188

BP plc	2,158,265	16,913
Royal Dutch Shell plc Class A	448,114	15,478
GlaxoSmithKline plc	563,571	14,510
Royal Dutch Shell plc Class B	298,754	10,908
British American Tobacco plc	222,586	10,658
AstraZeneca plc	146,192	9,281
Diageo plc	291,168	8,688
Barclays plc	1,866,153	8,343
Rio Tinto plc	145,574	7,753
* Lloyds Banking Group plc	5,597,993	7,654
BHP Billiton plc	244,218	7,210
BG Group plc	394,183	6,615
Glencore Xstrata plc	1,143,946	6,057
Prudential plc	297,138	5,988
BT Group plc	903,124	5,692
SABMiller plc	126,154	5,679
Reckitt Benckiser Group plc	74,892	5,610
National Grid plc	430,651	5,587
Unilever plc	140,382	5,397
Tesco plc	929,258	4,890
Standard Chartered plc	232,241	4,731
Rolls-Royce Holdings plc	217,400	4,237
Imperial Tobacco Group plc	110,585	4,039
Compass Group plc	256,958	3,842
Reed Elsevier plc	260,400	3,794
Anglo American plc London Shares	153,560	3,622
Shire plc	63,813	3,189
WPP plc	149,979	3,143
Centrica plc	591,545	3,025
Next plc	25,723	2,648
BAE Systems plc	364,995	2,571
ARM Holdings plc	165,571	2,541
Aviva plc	335,780	2,454
Legal & General Group plc	661,900	2,338
CRH plc	88,300	2,275
SSE plc	104,894	2,252
IMI plc	86,994	2,138
Experian plc	118,334	2,022
Burberry Group plc	77,888	1,851
Pearson plc	100,783	1,840
Tullow Oil plc	135,191	1,755
Associated British Foods plc	39,207	1,749
British Sky Broadcasting Group plc	112,725	1,622
Kingfisher plc	266,513	1,617
Old Mutual plc	549,111	1,553
InterContinental Hotels Group plc	46,999	1,520
Wolseley plc	27,964	1,507
Marks & Spencer Group plc	194,664	1,505
Standard Life plc	247,597	1,486
Smith & Nephew plc	100,883	1,452
Land Securities Group plc	84,388	1,426
Weir Group plc	38,688	1,330
* Royal Bank of Scotland Group plc	237,990	1,327
ITV plc	398,514	1,287
Whitbread plc	20,287	1,250
Johnson Matthey plc	23,539	1,249
British Land Co. plc	106,685	1,149

Capita plc	67,819	1,095
GKN plc	164,915	1,067
Investec plc	151,479	975
Smiths Group plc	41,188	972
WM Morrison Supermarkets plc	243,515	959
Aberdeen Asset Management plc	147,186	944
Babcock International Group plc	40,397	923
Resolution Ltd.	153,169	877
Kier Group plc	28,348	876
United Utilities Group plc	72,368	852
Rexam plc	100,928	817
DCC plc	17,714	805
J Sainsbury plc	135,585	770
* Sage Group plc	114,447	767
Intertek Group plc	16,121	750
Persimmon plc	34,370	741
Carnival plc	17,881	734
Severn Trent plc	25,720	730
RSA Insurance Group plc	455,668	726
St. James's Place plc	57,045	721
Bunzl plc	31,172	711
Ashtead Group plc	54,719	709
Aggreko plc	27,837	707
Hammerson plc	79,609	687
Barratt Developments plc	109,430	680
* International Consolidated Airlines Group SA (London Shares)	97,989	671
Melrose Industries plc	131,871	670
Randgold Resources Ltd.	9,554	659
Travis Perkins plc	22,901	654
* Cairn Energy plc	183,051	648
Meggitt plc	75,573	640
Howden Joinery Group plc	112,047	632
G4S plc	155,568	610
Cobham plc	121,350	586
Mondi plc	38,331	581
Coca-Cola HBC AG	21,293	564
Taylor Wimpey plc	306,281	564
Hargreaves Lansdown plc	22,443	547
Berkeley Group Holdings plc	12,664	538
DS Smith plc	99,381	536
easyJet plc	19,723	532
3i Group plc	86,443	530
William Hill plc	97,056	530
Drax Group plc	39,571	528
Fresnillo plc	40,577	513
SIG plc	158,243	510
Tate & Lyle plc	40,881	509
* Thomas Cook Group plc	170,551	504
Croda International plc	12,655	501
Antofagasta plc	35,497	496
Schroders plc (Voting Shares)	12,177	493
Petrofac Ltd.	25,962	492
* Ocado Group plc	57,278	492
London Stock Exchange Group plc	16,179	489
Informa plc	57,460	488
Greene King plc	33,392	470
Inmarsat plc	40,485	466

Bovis Homes Group plc	33,961	459
Direct Line Insurance Group plc	105,444	459
AMEC plc	26,720	452
Pennon Group plc	39,627	449
Inchcape plc	46,626	448
John Wood Group plc	41,967	443
Synergy Health plc	20,736	439
Millennium & Copthorne Hotels plc	46,500	433
Admiral Group plc	18,207	432
N Brown Group plc	48,664	432
Spectris plc	11,793	430
Balfour Beatty plc	88,157	422
Britvic plc	37,092	422
Derwent London plc	10,292	421
Capital & Counties Properties plc	71,380	417
Booker Group plc	162,982	414
Close Brothers Group plc	18,314	399
Amlin plc	56,611	389
Catlin Group Ltd.	44,607	388
Rotork plc	9,514	385
Man Group plc	283,754	380
TalkTalk Telecom Group plc	73,698	378
Spirax-Sarco Engineering plc	7,739	371
ICAP plc	58,075	369
Rightmove plc	8,852	368
Segro plc	66,310	367
Restaurant Group plc	36,332	365
* BTG plc	37,407	364
Essentra plc	26,219	357
Serco Group plc	48,378	348
Hiscox Ltd.	33,149	347
Dunelm Group plc	22,807	346
* Afren plc	141,140	345
Daily Mail & General Trust plc	21,770	344
Great Portland Estates plc	34,447	342
IG Group Holdings plc	33,025	340
International Personal Finance plc	44,325	338
Michael Page International plc	45,775	334
TUI Travel plc	47,149	329
Intu Properties plc	62,623	325
Henderson Group plc	89,882	324
Hikma Pharmaceuticals plc	16,204	320
Intermediate Capital Group plc	45,723	310
UBM plc	27,705	309
Halma plc	31,221	307
* Sports Direct International plc	27,171	305
Grainger plc	86,141	302
Rentokil Initial plc	151,492	300
Alent plc	57,998	299
Provident Financial plc	10,986	294
Regus plc	83,682	288
Hays plc	130,545	285
Phoenix Group Holdings	23,311	282
WH Smith plc	16,168	278
* Ophir Energy plc	59,526	272
* Mitchells & Butlers plc	36,759	272
AZ Electronic Materials SA	41,730	272

BBA Aviation plc	52,368	265
Oxford Instruments plc	9,640	265
Victrex plc	9,047	265
* Dixons Retail plc	366,768	263
Bellway plc	10,170	259
Berendsen plc	16,828	256
Telecity Group plc	21,691	255
Polymetal International plc	26,563	252
Pace plc	42,726	252
Ultra Electronics Holdings plc	7,724	248
National Express Group plc	51,147	245
Electrocomponents plc	55,859	244
Ashmore Group plc	45,331	242
WS Atkins plc	10,499	235
Beazley plc	55,859	234
Bwin.Party Digital Entertainment plc	123,400	232
Jupiter Fund Management plc	37,389	229
Premier Oil plc	49,823	222
Elementis plc	52,300	220
* Firstgroup plc	99,547	218
Home Retail Group plc	72,708	214
Darty plc	98,754	214
Halfords Group plc	28,183	212
Polyus Gold International Ltd.	68,789	210
Ladbrokes plc	83,975	206
* Enterprise Inns plc	77,242	204
QinetiQ Group plc	55,532	204
Soco International plc	29,740	201
Carillion plc	35,427	198
Cable & Wireless Communications plc	218,670	192
Lancashire Holdings Ltd.	15,508	192
Stagecoach Group plc	32,138	192
* Countrywide plc	20,425	192
Keller Group plc	9,790	191
Senior plc	38,907	191
esure Group plc	42,145	189
* Lonmin plc	36,369	183
Genus plc	8,465	183
Domino's Pizza Group plc	20,321	177
Greencore Group plc	42,049	172
Shaftesbury plc	16,494	169
Debenhams plc	136,878	166
F&C Asset Management plc	81,419	166
Go-Ahead Group plc	5,060	164
J D Wetherspoon plc	12,487	163
Telecom Plus plc	5,176	162
Brewin Dolphin Holdings plc	32,202	162
* Genel Energy plc	9,736	158
Bodycote plc	14,712	157
Aveva Group plc	4,360	154
CSR plc	14,024	153
PZ Cussons plc	25,576	152
Cineworld Group plc	24,932	145
Paragon Group of Cos. plc	25,031	144
Premier Farnell plc	39,658	142
Hunting plc	11,420	141
Mitie Group plc	26,792	140

Galliford Try plc	7,245	140
Devro plc	27,493	140
Vesuvius plc	18,956	139
Jardine Lloyd Thompson Group plc	8,003	139
Carphone Warehouse Group plc	27,407	135
Dechra Pharmaceuticals plc	11,624	134
Schroders plc	4,253	134
RPC Group plc	13,174	129
Marston's plc	51,234	126
Interserve plc	12,304	123
Euromoney Institutional Investor plc	5,659	123
Laird plc	22,705	121
Spirent Communications plc	76,600	120
Betfair Group plc	6,895	120
Micro Focus International plc	9,592	118
Domino Printing Sciences plc	9,012	118
* Partnership Assurance Group plc	22,162	118
* EnQuest plc	55,042	117
UDG Healthcare plc	19,761	116
ST Modwen Properties plc	17,840	113
Fenner plc	16,563	112
Morgan Advanced Materials plc	21,868	111
Redrow plc	20,744	111
* Dignity plc	4,500	111
Unite Group plc	16,236	109
Stobart Group Ltd.	48,087	106
African Barrick Gold plc	29,009	105
Fidessa Group plc	2,750	105
Playtech plc	9,126	103
Computacenter plc	9,406	100
F&C Commercial Property Trust Ltd.	48,866	98
Development Securities plc	24,222	98
* SVG Capital plc	13,957	97
Rathbone Brothers plc	3,503	96
APR Energy plc	6,895	95
Xchanging plc	32,346	95
Diploma plc	8,180	94
Kcom Group plc	57,194	93
Tullett Prebon plc	16,772	91
* SuperGroup plc	3,600	91
Homeserve plc	16,928	91
* Premier Foods plc	37,732	89
Vedanta Resources plc	6,468	86
Moneysupermarket.com Group plc	28,618	84
RPS Group plc	14,234	80
^ Kazakhmys plc	27,027	79
888 Holdings plc	33,538	79
De La Rue plc	5,982	77
Renishaw plc	2,462	76
* Imagination Technologies Group plc	25,120	71
* Mothercare plc	16,476	71
Sthree plc	11,213	71
* Al Noor Hospitals Group plc	5,003	69
* Heritage Oil plc	22,404	69
Savills plc	6,704	69
* Severfield-Rowen plc	69,430	69
* Colt Group SA	31,406	65

Chemring Group plc	16,079	64
Spirit Pub Co. plc	46,178	64
ITE Group plc	13,800	62
Cape plc	13,478	59
SDL plc	9,382	56
* Perform Group plc	13,220	54
Hochschild Mining plc	20,486	52
* Centamin plc	70,824	51
* Salamander Energy plc	24,222	42
Cranswick plc	1,787	39
Synthomer plc	8,538	38
* Evraz plc	25,691	36
* JKX Oil & Gas plc	29,124	34
* Aquarius Platinum Ltd.	51,167	33
* Asia Resource Minerals plc	5,875	23
* Essar Energy plc	20,122	19
Petropavlovsk plc	15,054	17
* Cineworld Group Rights Exp. 02/13/2014	7,978	16
		372,880
United States (49.1%)
Apple Inc.	105,089	52,608
Exxon Mobil Corp.	509,669	46,971
* Google Inc. Class A	32,287	38,130
Microsoft Corp.	874,612	33,104
General Electric Co.	1,183,076	29,731
Johnson & Johnson	315,801	27,939
Wells Fargo & Co.	607,726	27,554
Chevron Corp.	225,173	25,136
JPMorgan Chase & Co.	441,019	24,415
Procter & Gamble Co.	314,018	24,060
Pfizer Inc.	748,126	22,743
International Business Machines Corp.	127,484	22,524
Bank of America Corp.	1,243,084	20,822
AT&T Inc.	614,634	20,480
Coca-Cola Co.	489,787	18,524
Merck & Co. Inc.	336,583	17,829
Citigroup Inc.	352,485	16,718
Verizon Communications Inc.	326,884	15,697
* Amazon.com Inc.	42,358	15,193
Oracle Corp.	402,889	14,867
Walt Disney Co.	204,464	14,846
QUALCOMM Inc.	198,113	14,704
Philip Morris International Inc.	185,649	14,507
PepsiCo Inc.	180,234	14,484
Wal-Mart Stores Inc.	190,206	14,205
Intel Corp.	576,239	14,141
* Gilead Sciences Inc.	175,024	14,116
* Facebook Inc. Class A	225,063	14,082
* Berkshire Hathaway Inc. Class B	124,229	13,864
Cisco Systems Inc.	611,093	13,389
Schlumberger Ltd.	150,063	13,141
Comcast Corp. Class A	237,361	12,924
Visa Inc. Class A	59,069	12,725
Home Depot Inc.	163,644	12,576
United Technologies Corp.	106,639	12,159
Amgen Inc.	91,730	10,911
McDonald's Corp.	115,454	10,872

3M Co.	78,702	10,089
Boeing Co.	80,009	10,022
American Express Co.	115,963	9,859
* Berkshire Hathaway Inc. Class A	58	9,832
Bristol-Myers Squibb Co.	191,677	9,578
Union Pacific Corp.	53,963	9,403
CVS Caremark Corp.	137,578	9,317
MasterCard Inc. Class A	121,850	9,222
ConocoPhillips	139,289	9,047
AbbVie Inc.	182,146	8,967
* Biogen Idec Inc.	28,135	8,796
US Bancorp	214,703	8,530
UnitedHealth Group Inc.	115,909	8,378
Occidental Petroleum Corp.	94,419	8,268
Altria Group Inc.	231,090	8,139
American International Group Inc.	168,897	8,100
Honeywell International Inc.	87,777	8,008
Goldman Sachs Group Inc.	48,384	7,941
United Parcel Service Inc. Class B	80,443	7,661
* Celgene Corp.	50,334	7,647
* Express Scripts Holding Co.	100,869	7,534
Colgate-Palmolive Co.	116,725	7,147
* eBay Inc.	133,260	7,089
Caterpillar Inc.	73,268	6,881
* priceline.com Inc.	5,873	6,724
Abbott Laboratories	179,936	6,596
Ford Motor Co.	439,920	6,581
Mondelez International Inc. Class A	200,816	6,577
Medtronic Inc.	114,855	6,496
Monsanto Co.	60,591	6,456
EI du Pont de Nemours & Co.	105,522	6,438
Hewlett-Packard Co.	221,525	6,424
Time Warner Inc.	101,933	6,404
Dow Chemical Co.	139,546	6,351
Eli Lilly & Co.	114,663	6,193
Morgan Stanley	207,516	6,124
Starbucks Corp.	81,682	5,809
Walgreen Co.	101,100	5,798
Duke Energy Corp.	81,632	5,765
Accenture plc Class A	71,545	5,715
Twenty-First Century Fox Inc. Class A	177,483	5,648
EMC Corp.	232,067	5,625
Precision Castparts Corp.	22,003	5,605
Lowe's Cos. Inc.	119,839	5,547
Lockheed Martin Corp.	36,405	5,494
Costco Wholesale Corp.	48,794	5,483
Simon Property Group Inc.	35,375	5,477
Emerson Electric Co.	80,651	5,318
Texas Instruments Inc.	124,791	5,291
* DIRECTV	75,063	5,212
Kimberly-Clark Corp.	47,324	5,176
Thermo Fisher Scientific Inc.	44,911	5,171
MetLife Inc.	104,695	5,135
Danaher Corp.	68,560	5,100
EOG Resources Inc.	30,487	5,038
Phillips 66	68,352	4,996
Automatic Data Processing Inc.	64,586	4,947

NIKE Inc. Class B	66,025	4,810
Halliburton Co.	97,881	4,797
TJX Cos. Inc.	82,782	4,748
Baxter International Inc.	69,234	4,729
Allergan Inc.	41,203	4,722
Anadarko Petroleum Corp.	57,480	4,638
* General Motors Co.	128,111	4,622
PNC Financial Services Group Inc.	57,724	4,611
Raytheon Co.	47,923	4,556
General Dynamics Corp.	44,562	4,515
NextEra Energy Inc.	48,962	4,501
FedEx Corp.	33,624	4,483
McKesson Corp.	25,630	4,470
Prudential Financial Inc.	52,591	4,438
Dominion Resources Inc.	64,994	4,414
CBS Corp. Class B	74,565	4,378
Northrop Grumman Corp.	37,114	4,289
Bank of New York Mellon Corp.	133,924	4,280
Apache Corp.	53,250	4,274
Target Corp.	74,997	4,248
Time Warner Cable Inc.	31,722	4,228
BlackRock Inc.	14,068	4,227
* Salesforce.com Inc.	69,128	4,184
Capital One Financial Corp.	58,741	4,148
LyondellBasell Industries NV Class A	52,260	4,116
Southern Co.	99,204	4,091
Deere & Co.	46,719	4,016
Praxair Inc.	32,127	4,007
Kraft Foods Group Inc.	75,973	3,977
Viacom Inc. Class B	47,004	3,859
Eaton Corp. plc	51,435	3,759
Freeport-McMoRan Copper & Gold Inc.	115,471	3,742
* Cognizant Technology Solutions Corp. Class A	38,600	3,741
VF Corp.	63,956	3,738
* Actavis plc	19,591	3,702
* Yahoo! Inc.	102,688	3,699
Norfolk Southern Corp.	39,047	3,615
American Tower Corporation	44,496	3,599
National Oilwell Varco Inc.	47,974	3,599
ACE Ltd.	38,151	3,579
Spectra Energy Corp.	98,971	3,558
Johnson Controls Inc.	76,625	3,534
Cigna Corp.	40,930	3,533
Comcast Corp.	66,712	3,492
Covidien plc	50,900	3,473
Illinois Tool Works Inc.	43,907	3,463
Williams Cos. Inc.	85,443	3,460
* Alexion Pharmaceuticals Inc.	21,645	3,436
Las Vegas Sands Corp.	44,451	3,401
Yum! Brands Inc.	50,546	3,394
* Adobe Systems Inc.	56,593	3,350
St. Jude Medical Inc.	54,782	3,327
Aflac Inc.	52,063	3,269
General Mills Inc.	67,576	3,245
State Street Corp.	47,791	3,200
BorgWarner Inc.	59,482	3,194
* AutoZone Inc.	6,429	3,183

Travelers Cos. Inc.	38,969	3,167
Charles Schwab Corp.	126,586	3,142
Valero Energy Corp.	61,411	3,138
Wynn Resorts Ltd.	14,297	3,108
Ecolab Inc.	30,517	3,068
* Perrigo Co. plc	19,463	3,030
Archer-Daniels-Midland Co.	75,872	2,995
CSX Corp.	110,651	2,978
Discover Financial Services	54,877	2,944
Marathon Petroleum Corp.	33,776	2,940
NiSource Inc.	84,916	2,919
BB&T Corp.	77,569	2,902
* Forest Laboratories Inc.	43,348	2,874
Aetna Inc.	41,922	2,865
Corning Inc.	166,088	2,858
Beam Inc.	34,150	2,845
Marsh & McLennan Cos. Inc.	62,025	2,835
WellPoint Inc.	32,705	2,813
* Micron Technology Inc.	121,022	2,788
Pioneer Natural Resources Co.	16,251	2,752
Devon Energy Corp.	46,280	2,741
PACCAR Inc.	48,863	2,736
Western Digital Corp.	31,646	2,727
Baker Hughes Inc.	48,055	2,722
American Electric Power Co. Inc.	54,767	2,673
Aon plc	33,057	2,660
CME Group Inc.	35,509	2,655
Macy's Inc.	49,838	2,651
IntercontinentalExchange Group Inc.	12,698	2,651
PPG Industries Inc.	14,523	2,648
Marathon Oil Corp.	80,448	2,638
Allstate Corp.	51,175	2,620
Exelon Corp.	89,868	2,606
* Crown Castle International Corp.	36,688	2,603
Cummins Inc.	20,353	2,584
* Netflix Inc.	6,307	2,582
* Vertex Pharmaceuticals Inc.	32,632	2,579
Noble Energy Inc.	41,373	2,579
* Illumina Inc.	16,941	2,575
Hess Corp.	34,051	2,571
Kinder Morgan Inc.	74,745	2,542
Sempra Energy	27,373	2,538
Public Storage	16,083	2,535
PerkinElmer Inc.	57,659	2,514
Agilent Technologies Inc.	43,211	2,513
Twenty-First Century Fox Inc.	80,291	2,508
* LinkedIn Corp. Class A	11,580	2,492
Stryker Corp.	31,823	2,469
NetApp Inc.	58,304	2,469
Autoliv Inc.	27,198	2,466
TE Connectivity Ltd.	43,620	2,465
Air Products & Chemicals Inc.	23,229	2,442
Cardinal Health Inc.	35,765	2,433
* Regeneron Pharmaceuticals Inc.	8,400	2,424
Vectren Corp.	66,276	2,420
Rockwell Automation Inc.	20,970	2,408
Seagate Technology plc	45,483	2,404

Chubb Corp.	28,325	2,395
International Paper Co.	50,090	2,391
Becton Dickinson and Co.	21,823	2,360
Franklin Resources Inc.	44,996	2,340
Loews Corp.	52,287	2,331
Ameriprise Financial Inc.	21,888	2,312
Sysco Corp.	64,829	2,274
SanDisk Corp.	32,415	2,254
Applied Materials Inc.	133,682	2,249
Lincoln National Corp.	46,704	2,243
Ingersoll-Rand plc	37,968	2,232
Equity Residential	40,097	2,221
Waste Management Inc.	52,545	2,195
Alliant Techsystems Inc.	15,250	2,191
* Juniper Networks Inc.	81,704	2,174
PPL Corp.	71,073	2,173
* Intuitive Surgical Inc.	5,323	2,170
Intuit Inc.	29,580	2,167
CenterPoint Energy Inc.	92,371	2,161
T. Rowe Price Group Inc.	27,208	2,134
Hartford Financial Services Group Inc.	63,858	2,123
McGraw Hill Financial Inc.	27,827	2,116
PG&E Corp.	50,084	2,111
Fifth Third Bancorp	100,414	2,111
* CarMax Inc.	46,710	2,107
* Fiserv Inc.	36,612	2,052
Omnicom Group Inc.	27,846	2,021
SunTrust Banks Inc.	54,426	2,015
New York Community Bancorp Inc.	123,654	2,002
* Jacobs Engineering Group Inc.	32,915	1,998
Principal Financial Group Inc.	45,625	1,988
Fidelity National Financial Inc. Class A	63,002	1,987
Cabot Oil & Gas Corp.	48,782	1,950
* Chipotle Mexican Grill Inc. Class A	3,519	1,942
Prologis Inc.	49,953	1,936
* Liberty Global plc Class A	24,117	1,928
Chesapeake Energy Corp.	71,564	1,926
Kroger Co.	53,246	1,922
* Boston Scientific Corp.	141,972	1,921
Whole Foods Market Inc.	36,728	1,919
Public Service Enterprise Group Inc.	57,219	1,908
Delphi Automotive plc	31,279	1,905
* Mylan Inc.	41,839	1,900
Coach Inc.	39,510	1,892
MDU Resources Group Inc.	58,476	1,874
CF Industries Holdings Inc.	8,111	1,873
CenturyLink Inc.	64,548	1,863
Lorillard Inc.	37,842	1,863
Tyco International Ltd.	45,630	1,848
* Cerner Corp.	32,106	1,827
Legg Mason Inc.	43,005	1,821
KeyCorp	142,277	1,815
Ventas Inc.	29,095	1,815
* FMC Technologies Inc.	36,549	1,807
* Autodesk Inc.	35,041	1,796
Brown & Brown Inc.	56,786	1,788
TECO Energy Inc.	109,141	1,788

MGE Energy Inc.	31,290	1,782
Carnival Corp.	45,440	1,781
Zimmer Holdings Inc.	18,943	1,780
* Tesla Motors Inc.	9,807	1,779
Consolidated Edison Inc.	32,688	1,779
* Dollar General Corp.	31,481	1,773
HCP Inc.	45,127	1,767
Vornado Realty Trust	18,849	1,731
Weyerhaeuser Co.	57,695	1,724
Scotts Miracle-Gro Co. Class A	29,000	1,722
Stanley Black & Decker Inc.	22,242	1,722
Parker Hannifin Corp.	15,111	1,713
Broadcom Corp. Class A	57,405	1,708
SLM Corp.	74,663	1,699
Robert Half International Inc.	40,667	1,699
Symantec Corp.	79,205	1,696
Tiffany & Co.	20,361	1,694
Mead Johnson Nutrition Co.	21,992	1,691
Cooper Cos. Inc.	13,595	1,690
* Gartner Inc.	24,000	1,688
Moody's Corp.	22,503	1,678
* Liberty Global plc	21,125	1,676
Green Mountain Coffee Roasters Inc.	20,680	1,675
AES Corp.	118,681	1,669
Reynolds American Inc.	34,357	1,666
Noble Corp. plc	53,260	1,653
Analog Devices Inc.	34,221	1,652
* HCA Holdings Inc.	32,773	1,648
Ross Stores Inc.	24,210	1,644
Invesco Ltd.	49,348	1,641
* Check Point Software Technologies Ltd.	25,069	1,640
* Concho Resources Inc.	16,733	1,636
Kohl's Corp.	32,312	1,636
Motorola Solutions Inc.	25,610	1,634
* Cameron International Corp.	26,865	1,611
Sherwin-Williams Co.	8,740	1,602
Zoetis Inc.	52,508	1,594
Service Corp. International	90,000	1,593
* Bed Bath & Beyond Inc.	24,900	1,590
Comerica Inc.	34,563	1,583
Leggett & Platt Inc.	52,657	1,581
Harley-Davidson Inc.	25,508	1,574
Edison International	32,577	1,569
L Brands Inc.	29,954	1,568
Southwest Airlines Co.	74,815	1,567
Humana Inc.	16,094	1,566
Health Care REIT Inc.	27,020	1,565
Nucor Corp.	32,285	1,561
Xcel Energy Inc.	53,927	1,559
* Michael Kors Holdings Ltd.	19,500	1,559
Range Resources Corp.	18,022	1,553
Estee Lauder Cos. Inc. Class A	22,500	1,547
Boston Properties Inc.	14,301	1,546
Paychex Inc.	36,825	1,540
Hudson City Bancorp Inc.	168,491	1,523
* O'Reilly Automotive Inc.	11,601	1,520
Hershey Co.	15,264	1,517

Avago Technologies Ltd. Class A	27,729	1,515
Western Union Co.	97,841	1,507
ONEOK Inc.	21,906	1,500
* Citrix Systems Inc.	27,742	1,500
* Concur Technologies Inc.	12,300	1,492
AvalonBay Communities Inc.	12,065	1,490
Amphenol Corp. Class A	17,067	1,483
* Southwestern Energy Co.	36,352	1,479
* Life Technologies Corp.	19,358	1,473
* DaVita HealthCare Partners Inc.	22,586	1,467
AmerisourceBergen Corp. Class A	21,812	1,466
* F5 Networks Inc.	13,684	1,464
Mosaic Co.	32,694	1,460
* LKQ Corp.	53,800	1,456
Xerox Corp.	133,882	1,453
* NXP Semiconductor NV	30,000	1,451
Fidelity National Information Services Inc.	28,278	1,434
* DISH Network Corp. Class A	25,410	1,433
Regions Financial Corp.	140,066	1,424
* Liberty Media Corp. Class A	10,787	1,419
Dover Corp.	16,346	1,415
Nordstrom Inc.	24,600	1,413
Hanesbrands Inc.	19,800	1,409
Safeway Inc.	45,088	1,409
EQT Corp.	15,155	1,407
Cintas Corp.	24,616	1,405
Pentair Ltd.	18,794	1,397
Alcoa Inc.	121,318	1,396
ConAgra Foods Inc.	43,656	1,388
WW Grainger Inc.	5,892	1,382
Northern Trust Corp.	22,921	1,380
* Constellation Brands Inc. Class A	17,947	1,376
Acadia Realty Trust	53,900	1,372
Starwood Hotels & Resorts Worldwide Inc.	18,340	1,370
BOK Financial Corp.	21,300	1,369
Kellogg Co.	23,512	1,363
DTE Energy Co.	19,891	1,357
Vulcan Materials Co.	21,960	1,356
* Liberty Interactive Corp. Class A	50,466	1,348
Host Hotels & Resorts Inc.	73,272	1,347
* Hertz Global Holdings Inc.	51,505	1,340
Patterson Cos. Inc.	33,123	1,324
Roper Industries Inc.	9,629	1,321
Sun Communities Inc.	28,200	1,318
Eaton Vance Corp.	34,400	1,310
Leucadia National Corp.	47,523	1,299
* Electronic Arts Inc.	49,052	1,295
FirstEnergy Corp.	41,061	1,293
Empire District Electric Co.	56,300	1,292
Clorox Co.	14,604	1,289
* Verisk Analytics Inc. Class A	20,100	1,284
M&T Bank Corp.	11,500	1,282
Mattel Inc.	33,804	1,279
AO Smith Corp.	27,000	1,275
* Weatherford International Ltd.	93,903	1,271
Fastenal Co.	28,780	1,264
Marriott International Inc. Class A	25,638	1,264

Xilinx Inc.	27,197	1,262
Northeast Utilities	28,582	1,252
Eastman Chemical Co.	15,852	1,236
EastGroup Properties Inc.	20,700	1,228
Progressive Corp.	52,817	1,227
Delta Air Lines Inc.	39,965	1,223
Genuine Parts Co.	14,834	1,220
Newmont Mining Corp.	56,334	1,217
Valley National Bancorp	125,484	1,216
* Edwards Lifesciences Corp.	18,250	1,188
Ensco plc Class A	23,584	1,188
Altera Corp.	35,223	1,178
Fluor Corp.	15,405	1,170
Celanese Corp. Class A	23,041	1,167
* Teledyne Technologies Inc.	12,696	1,166
Graham Holdings Co. Class B	1,861	1,165
Activision Blizzard Inc.	67,887	1,163
Kansas City Southern	10,985	1,160
Brink's Co.	36,600	1,158
* Red Hat Inc.	20,486	1,157
Whirlpool Corp.	8,659	1,154
Nielsen Holdings NV	27,190	1,150
TCF Financial Corp.	71,066	1,144
* Armstrong World Industries Inc.	20,540	1,144
Oshkosh Corp.	21,000	1,137
HollyFrontier Corp.	24,500	1,134
NVIDIA Corp.	72,248	1,134
* Sirius XM Holdings Inc.	316,240	1,132
Murphy Oil Corp.	19,823	1,122
AMETEK Inc.	22,693	1,121
* SBA Communications Corp. Class A	12,034	1,116
* Cheniere Energy Inc.	25,277	1,111
Gap Inc.	29,109	1,108
Flowserve Corp.	15,266	1,104
Coca-Cola Enterprises Inc.	25,340	1,097
* VMware Inc. Class A	12,104	1,091
Darden Restaurants Inc.	22,041	1,090
Entergy Corp.	17,261	1,088
Tyson Foods Inc. Class A	28,998	1,085
Tesoro Corp.	20,900	1,077
Westamerica Bancorporation	21,700	1,071
* MEDNAX Inc.	19,200	1,068
Staples Inc.	81,001	1,066
Textron Inc.	29,970	1,064
* Dollar Tree Inc.	20,968	1,059
* Alliance Data Systems Corp.	4,378	1,049
Annaly Capital Management Inc.	96,350	1,038
KLA-Tencor Corp.	16,692	1,026
* Navigators Group Inc.	17,200	1,026
* Discovery Communications Inc. Class A	12,841	1,024
* Equinix Inc.	5,527	1,024
Sigma-Aldrich Corp.	10,957	1,019
Joy Global Inc.	19,235	1,015
Pall Corp.	12,499	1,001
American Equity Investment Life Holding Co.	45,600	1,001
Linear Technology Corp.	22,351	996
* Discovery Communications Inc.	13,503	995

* BioMarin Pharmaceutical Inc.	14,443	995
CONSOL Energy Inc.	26,621	994
Bunge Ltd.	13,056	989
* Yandex NV Class A	26,862	987
Ramco-Gershenson Properties Trust	61,200	977
* Monster Beverage Corp.	14,300	971
* TripAdvisor Inc.	12,568	970
* Trimble Navigation Ltd.	30,000	970
Expedia Inc.	14,868	966
Saul Centers Inc.	20,700	965
* Charter Communications Inc. Class A	7,014	961
L-3 Communications Holdings Inc.	8,595	955
* Affiliated Managers Group Inc.	4,783	953
Helmerich & Payne Inc.	10,800	951
Brown-Forman Corp. Class B	12,264	944
PVH Corp.	7,788	941
Ralph Lauren Corp. Class A	5,959	935
* Brocade Communications Systems Inc.	100,000	934
JM Smucker Co.	9,681	933
CA Inc.	29,050	932
CR Bard Inc.	7,129	924
General Growth Properties Inc.	45,643	919
Kilroy Realty Corp.	17,400	919
Rockwell Collins Inc.	12,158	919
CIT Group Inc.	19,700	917
FMC Corp.	12,978	917
* JetBlue Airways Corp.	104,500	915
* Under Armour Inc. Class A	8,400	908
NRG Energy Inc.	32,432	903
* Lam Research Corp.	17,811	901
Church & Dwight Co. Inc.	13,900	898
Cimarex Energy Co.	9,141	896
Advance Auto Parts Inc.	7,800	896
* Henry Schein Inc.	7,791	895
New York Times Co. Class A	63,300	895
* Incyte Corp. Ltd.	13,600	891
Towers Watson & Co. Class A	7,600	889
Universal Health Services Inc. Class B	10,728	880
* MGM Resorts International	36,102	879
* Pharmacyclics Inc.	6,600	878
* Akamai Technologies Inc.	18,402	877
Core Laboratories NV	4,900	877
* IHS Inc. Class A	7,711	875
Hillshire Brands Co.	24,513	873
LTC Properties Inc.	23,000	873
* CommVault Systems Inc.	12,600	870
Maxim Integrated Products Inc.	28,636	867
* TRW Automotive Holdings Corp.	11,593	860
* Endo Health Solutions Inc.	13,000	856
Microchip Technology Inc.	19,030	854
* Varian Medical Systems Inc.	10,490	853
Best Buy Co. Inc.	36,172	851
* Jazz Pharmaceuticals plc	5,600	849
* TIBCO Software Inc.	39,802	847
Computer Sciences Corp.	13,990	845
Extra Space Storage Inc.	18,500	845
ProAssurance Corp.	18,120	842

Republic Services Inc. Class A	26,278	842
* 3D Systems Corp.	10,800	839
* Stericycle Inc.	7,131	835
Wisconsin Energy Corp.	19,557	835
* T-Mobile US Inc.	27,288	834
Equifax Inc.	11,897	834
Rock-Tenn Co. Class A	8,200	832
CH Robinson Worldwide Inc.	14,136	828
Wyndham Worldwide Corp.	11,598	823
Dr Pepper Snapple Group Inc.	17,173	822
* Informatica Corp.	20,300	819
Chicago Bridge & Iron Co. NV	10,910	818
American Capital Agency Corp.	38,894	815
Universal Health Realty Income Trust	19,200	814
* Mohawk Industries Inc.	5,725	814
Polaris Industries Inc.	6,500	814
Expeditors International of Washington Inc.	19,895	813
* Hospira Inc.	18,465	813
Medical Properties Trust Inc.	61,200	812
* Workday Inc. Class A	9,045	810
American Water Works Co. Inc.	18,756	798
H&R Block Inc.	25,875	787
* Laboratory Corp. of America Holdings	8,751	786
Tompkins Financial Corp.	16,700	783
* Whiting Petroleum Corp.	13,400	782
* Owens Corning	20,500	782
Ameren Corp.	20,667	782
Newell Rubbermaid Inc.	25,302	782
Quest Diagnostics Inc.	14,874	781
CBL & Associates Properties Inc.	45,900	780
* United Continental Holdings Inc.	17,000	779
Harman International Industries Inc.	7,512	777
Realty Income Corp.	18,975	774
Signet Jewelers Ltd.	9,700	772
Royal Caribbean Cruises Ltd.	15,507	769
* CareFusion Corp.	18,858	769
TransDigm Group Inc.	4,600	768
* CBRE Group Inc. Class A	28,898	767
* Waters Corp.	7,025	761
Corporate Office Properties Trust	30,600	760
* Sprint Corp.	91,921	760
Avon Products Inc.	51,025	760
* FleetCor Technologies Inc.	7,121	757
Post Properties Inc.	16,000	751
* Isis Pharmaceuticals Inc.	14,700	751
Fortune Brands Home & Security Inc.	16,650	750
Harris Corp.	10,738	745
Campbell Soup Co.	18,063	744
* VeriSign Inc.	12,566	738
Unum Group	22,903	737
Herbalife Ltd.	11,400	734
* Cree Inc.	12,115	732
* Teradata Corp.	17,736	729
XL Group plc Class A	25,351	729
Masco Corp.	34,387	728
* DR Horton Inc.	30,890	725
Huntington Bancshares Inc.	79,381	720

* Realogy Holdings Corp.	15,790	720
Kimco Realty Corp.	34,226	716
* United Rentals Inc.	8,800	712
SL Green Realty Corp.	7,559	709
Interpublic Group of Cos. Inc.	43,107	704
Plum Creek Timber Co. Inc.	16,283	701
* Jarden Corp.	11,550	698
* CoreLogic Inc.	21,895	697
LSI Corp.	62,466	689
* Calpine Corp.	36,284	689
* WR Grace & Co.	7,300	689
* Polycom Inc.	57,227	683
Lennar Corp. Class A	16,943	680
* ANSYS Inc.	8,655	680
* Genworth Financial Inc. Class A	46,074	680
Washington REIT	29,000	676
PulteGroup Inc.	33,196	675
Sealed Air Corp.	21,589	673
* Louisiana-Pacific Corp.	38,200	670
Investors Real Estate Trust	76,900	668
OGE Energy Corp.	19,500	664
Oceaneering International Inc.	9,700	661
Tractor Supply Co.	9,900	658
Everest Re Group Ltd.	4,546	658
Glimcher Realty Trust	76,600	656
West Pharmaceutical Services Inc.	13,800	655
ResMed Inc.	15,000	654
Ashland Inc.	7,029	652
* Salix Pharmaceuticals Ltd.	6,700	652
Macerich Co.	11,521	652
* B/E Aerospace Inc.	8,200	652
Willis Group Holdings plc	15,061	649
Xylem Inc.	19,235	642
International Flavors & Fragrances Inc.	7,309	634
Marvell Technology Group Ltd.	42,379	633
* Standard Pacific Corp.	71,816	632
JB Hunt Transport Services Inc.	8,381	629
* E*TRADE Financial Corp.	31,400	629
* Pandora Media Inc.	17,300	624
* Alkermes plc	12,800	623
Mack-Cali Realty Corp.	30,700	621
CMS Energy Corp.	22,348	621
* Medivation Inc.	7,800	621
Packaging Corp. of America	9,600	620
TD Ameritrade Holding Corp.	19,831	620
* Arch Capital Group Ltd.	11,510	619
* Apollo Education Group Inc.	19,175	619
Southern Copper Corp.	22,078	618
Digital Realty Trust Inc.	12,111	618
Ball Corp.	12,060	617
* Markel Corp.	1,145	617
* Hilltop Holdings Inc.	25,902	616
Molson Coors Brewing Co. Class B	11,654	613
Abercrombie & Fitch Co.	17,276	611
* Skyworks Solutions Inc.	20,200	611
Acuity Brands Inc.	4,800	610
QEP Resources Inc.	19,699	609

* Allegion plc	12,291	607
Goodyear Tire & Rubber Co.	25,600	606
* Cobalt International Energy Inc.	36,992	606
* Toll Brothers Inc.	16,472	605
* Hologic Inc.	28,300	604
* athenahealth Inc.	4,100	604
MeadWestvaco Corp.	16,713	603
East West Bancorp Inc.	18,000	602
* NCR Corp.	17,114	602
* Denbury Resources Inc.	37,426	601
* Sensata Technologies Holding NV	16,049	601
Scripps Networks Interactive Inc. Class A	8,265	599
Apartment Investment & Management Co. Class A	21,400	599
Hubbell Inc. Class B	5,100	595
Amdocs Ltd.	13,738	594
Brookline Bancorp Inc.	66,766	594
Federal Realty Investment Trust	5,450	594
Energizer Holdings Inc.	6,260	592
Manpowergroup Inc.	7,554	588
* MGIC Investment Corp.	69,200	588
* Ocwen Financial Corp.	13,300	587
PetSmart Inc.	9,278	585
Lear Corp.	8,071	584
Torchmark Corp.	7,750	582
McCormick & Co. Inc.	9,042	580
Cincinnati Financial Corp.	11,971	580
* Cubist Pharmaceuticals Inc.	7,887	576
* Alleghany Corp.	1,547	576
Omnicare Inc.	9,208	575
Gannett Co. Inc.	20,877	575
* News Corp. Class A	35,970	574
* Riverbed Technology Inc.	29,100	574
* NVR Inc.	491	566
* Level 3 Communications Inc.	17,600	565
Hormel Foods Corp.	12,375	562
IAC/InterActiveCorp	8,019	562
* Signature Bank	4,600	561
Hasbro Inc.	11,429	561
* Kirby Corp.	5,600	559
* Tempur Sealy International Inc.	11,278	556
ADT Corp.	18,471	555
* Stratasys Ltd.	4,600	555
* United Therapeutics Corp.	5,400	554
DENTSPLY International Inc.	11,955	552
Foot Locker Inc.	14,233	549
* Howard Hughes Corp.	4,400	549
Zions Bancorporation	19,082	549
* Ulta Salon Cosmetics & Fragrance Inc.	6,400	549
* Mettler-Toledo International Inc.	2,224	548
UDR Inc.	22,487	547
* Community Health Systems Inc.	13,202	547
Avnet Inc.	13,243	544
Safety Insurance Group Inc.	10,038	543
SM Energy Co.	6,500	538
* Fossil Group Inc.	4,800	537
Redwood Trust Inc.	28,500	533
Arthur J Gallagher & Co.	11,501	532

Snap-on Inc.	5,300	531
Valspar Corp.	7,542	530
* Continental Resources Inc.	4,806	530
Timken Co.	9,400	530
First Republic Bank	10,897	529
* eHealth Inc.	9,800	524
Capstead Mortgage Corp.	41,400	522
Rayonier Inc.	11,800	522
Inland Real Estate Corp.	49,475	521
Liberty Property Trust	14,298	520
Toro Co.	8,200	520
* Crown Holdings Inc.	12,641	520
* Flextronics International Ltd.	63,525	518
KBR Inc.	16,500	516
* Rite Aid Corp.	92,400	513
* Synopsys Inc.	12,819	511
Pinnacle West Capital Corp.	9,640	507
Teleflex Inc.	5,400	506
* Seattle Genetics Inc.	11,200	502
* SINA Corp.	7,700	502
* Arrow Electronics Inc.	9,682	497
Peabody Energy Corp.	29,072	496
* Colfax Corp.	8,201	494
Cliffs Natural Resources Inc.	25,573	494
* Gulfport Energy Corp.	8,100	494
Gentex Corp.	15,239	494
NASDAQ OMX Group Inc.	12,900	492
Jones Lang LaSalle Inc.	4,300	491
Essex Property Trust Inc.	3,071	486
PartnerRe Ltd.	4,924	483
Donaldson Co. Inc.	11,700	483
* SVB Financial Group	4,300	483
National Fuel Gas Co.	6,400	482
Pitney Bowes Inc.	19,147	482
Energen Corp.	6,800	481
Invesco Mortgage Capital Inc.	30,600	481
Garmin Ltd.	10,636	479
* Oil States International Inc.	5,100	479
FLIR Systems Inc.	15,100	479
Family Dollar Stores Inc.	7,743	479
* Splunk Inc.	6,200	478
* Rackspace Hosting Inc.	13,100	477
* Owens-Illinois Inc.	14,850	476
GNC Holdings Inc. Class A	9,300	475
* Starz	16,987	475
Solera Holdings Inc.	7,100	475
AGL Resources Inc.	9,900	473
* Oasis Petroleum Inc.	11,300	472
SCANA Corp.	9,927	469
Questcor Pharmaceuticals Inc.	7,000	469
Nu Skin Enterprises Inc. Class A	5,500	468
Allegheny Technologies Inc.	14,843	467
* Lululemon Athletica Inc.	10,200	466
ITC Holdings Corp.	4,500	466
Minerals Technologies Inc.	9,000	465
Wabtec Corp.	6,300	465
* CoStar Group Inc.	2,700	465

Raymond James Financial Inc.	9,100	463
* Medidata Solutions Inc.	7,300	461
United States Steel Corp.	17,631	460
GameStop Corp. Class A	13,116	460
* Graphic Packaging Holding Co.	48,247	458
* IDEXX Laboratories Inc.	4,000	457
* WABCO Holdings Inc.	5,300	457
* Panera Bread Co. Class A	2,700	456
BRE Properties Inc.	7,700	455
IDEX Corp.	6,300	454
AGCO Corp.	8,500	453
* PTC Inc.	12,700	453
Rockwood Holdings Inc.	6,600	452
Cullen/Frost Bankers Inc.	6,100	452
Iron Mountain Inc.	17,092	451
Lazard Ltd. Class A	10,500	449
* Tenet Healthcare Corp.	9,750	449
* WhiteWave Foods Co. Class A	18,422	446
* Cadence Design Systems Inc.	31,565	446
* Sally Beauty Holdings Inc.	15,700	446
Copa Holdings SA Class A	3,400	444
Axis Capital Holdings Ltd.	9,862	444
* Alnylam Pharmaceuticals Inc.	5,300	443
* Old Dominion Freight Line Inc.	8,150	442
Camden Property Trust	7,148	442
Jack Henry & Associates Inc.	7,900	441
* MSCI Inc. Class A	10,300	440
Geo Group Inc.	13,132	440
* Liberty Ventures Class A	3,785	439
* VeriFone Systems Inc.	15,100	438
CBOE Holdings Inc.	8,400	437
MSC Industrial Direct Co. Inc. Class A	5,200	437
Patterson-UTI Energy Inc.	16,959	436
CNO Financial Group Inc.	25,600	434
* Aspen Technology Inc.	9,500	433
Royal Gold Inc.	7,700	431
* tw telecom inc Class A	14,600	430
Albemarle Corp.	6,700	430
* DexCom Inc.	10,600	429
Starwood Property Trust Inc.	14,105	426
UNS Energy Corp.	7,100	425
PolyOne Corp.	11,900	423
* Hain Celestial Group Inc.	4,600	423
Terex Corp.	10,302	422
Regal-Beloit Corp.	5,700	422
Superior Energy Services Inc.	17,835	422
Huntington Ingalls Industries Inc.	4,429	421
* Nuance Communications Inc.	27,400	420
* Jack in the Box Inc.	8,300	420
* Middleby Corp.	1,700	419
* AOL Inc.	9,091	419
* Quanta Services Inc.	13,400	418
Nabors Industries Ltd.	24,411	417
* SunEdison Inc.	29,900	416
Sensient Technologies Corp.	8,500	416
* First Solar Inc.	8,170	413
Black Hills Corp.	7,500	411

Alaska Air Group Inc.	5,200	411
* Lumber Liquidators Holdings Inc.	4,600	409
* Ultimate Software Group Inc.	2,500	408
* Allscripts Healthcare Solutions Inc.	24,600	407
Airgas Inc.	3,937	406
Teekay Corp.	7,500	406
Alliant Energy Corp.	7,777	404
KAR Auction Services Inc.	14,504	404
Reinsurance Group of America Inc. Class A	5,400	403
* ON Semiconductor Corp.	48,067	402
* Euronet Worldwide Inc.	9,300	399
Brunswick Corp.	9,600	398
Windstream Holdings Inc.	53,196	398
* Vantiv Inc. Class A	13,110	398
Global Payments Inc.	6,000	397
SY Bancorp Inc.	13,400	397
IDACORP Inc.	7,500	395
Waddell & Reed Financial Inc. Class A	6,100	395
Ingredion Inc.	6,300	392
* WPX Energy Inc.	20,599	392
* Portfolio Recovery Associates Inc.	7,800	392
FactSet Research Systems Inc.	3,700	391
Flowers Foods Inc.	18,500	388
* Atmel Corp.	46,300	387
Manitowoc Co. Inc.	13,600	387
Westar Energy Inc. Class A	11,600	385
Trinity Industries Inc.	6,600	384
* Spirit Aerosystems Holdings Inc. Class A	11,300	383
* Align Technology Inc.	6,400	380
Waste Connections Inc.	9,300	380
SPX Corp.	3,799	378
* Neogen Corp.	9,000	378
Eagle Materials Inc.	4,800	378
Frontier Communications Corp.	80,302	377
Spirit Realty Capital Inc.	35,599	377
Dun & Bradstreet Corp.	3,430	377
Community Trust Bancorp Inc.	9,300	377
Alexandria Real Estate Equities Inc.	5,371	377
* Texas Industries Inc.	5,000	376
Avery Dennison Corp.	7,630	376
ING US Inc.	11,100	375
* JDS Uniphase Corp.	28,200	375
Pepco Holdings Inc.	19,195	373
* Dril-Quip Inc.	3,700	372
Duke Realty Corp.	23,652	372
Portland General Electric Co.	12,300	371
* NetSuite Inc.	3,519	370
* AMC Networks Inc. Class A	5,734	370
Belden Inc.	5,700	369
* Hyatt Hotels Corp. Class A	7,700	368
* Sirona Dental Systems Inc.	5,100	367
Regency Centers Corp.	7,586	365
* Teradyne Inc.	19,400	365
Reliance Steel & Aluminum Co.	5,200	364
ITT Corp.	8,867	363
Broadridge Financial Solutions Inc.	9,995	363
Ryder System Inc.	5,087	362

RPM International Inc.	9,100	361
Williams-Sonoma Inc.	6,600	360
* Hexcel Corp.	8,600	358
WD-40 Co.	5,200	357
NorthWestern Corp.	7,900	357
Senior Housing Properties Trust	15,859	357
* Visteon Corp.	4,400	356
Western Refining Inc.	9,100	356
* Avis Budget Group Inc.	9,400	354
* Darling International Inc.	18,100	354
HB Fuller Co.	7,600	354
* Iconix Brand Group Inc.	9,500	353
* AerCap Holdings NV	9,465	352
Taubman Centers Inc.	5,413	352
Dick's Sporting Goods Inc.	6,700	352
* Urban Outfitters Inc.	9,817	352
Questar Corp.	15,025	350
* Fifth & Pacific Cos. Inc.	12,200	350
Curtiss-Wright Corp.	5,700	350
* Covance Inc.	3,700	350
Hanover Insurance Group Inc.	6,300	350
* Kodiak Oil & Gas Corp.	32,800	348
Mid-America Apartment Communities Inc.	5,344	345
Assured Guaranty Ltd.	16,300	345
Worthington Industries Inc.	8,500	345
Exelis Inc.	17,535	344
LPL Financial Holdings Inc.	6,400	343
Integrys Energy Group Inc.	6,300	342
* Dresser-Rand Group Inc.	6,000	342
People's United Financial Inc.	24,024	341
DST Systems Inc.	3,747	341
RR Donnelley & Sons Co.	18,413	340
ALLETE Inc.	6,800	340
Weis Markets Inc.	6,900	340
* Centene Corp.	5,600	339
International Game Technology	23,505	339
Omega Healthcare Investors Inc.	10,600	339
Martin Marietta Materials Inc.	3,100	338
* United Natural Foods Inc.	5,000	338
Prosperity Bancshares Inc.	5,400	338
* WEX Inc.	4,100	338
Bristow Group Inc.	4,700	337
* Newfield Exploration Co.	13,601	337
* Volcano Corp.	16,029	336
Corrections Corp. of America	10,007	336
Dunkin' Brands Group Inc.	7,218	336
Great Plains Energy Inc.	13,600	336
* Cabela's Inc.	5,000	334
NorthStar Realty Finance Corp.	22,900	334
American National Insurance Co.	3,200	333
Cleco Corp.	6,800	332
DSW Inc. Class A	8,820	332
* Live Nation Entertainment Inc.	15,500	330
Hospitality Properties Trust	12,768	328
* Ingram Micro Inc.	13,100	328
Babcock & Wilcox Co.	9,550	327
URS Corp.	6,500	326

STERIS Corp.	7,100	326
Synovus Financial Corp.	97,200	326
Lincoln Electric Holdings Inc.	4,700	325
Kennametal Inc.	7,500	325
* Fortinet Inc.	15,300	324
* Laredo Petroleum Inc.	13,000	322
Tupperware Brands Corp.	4,100	321
Air Lease Corp. Class A	10,200	321
UGI Corp.	7,400	321
* Mallinckrodt plc	5,543	321
Montpelier Re Holdings Ltd.	11,500	321
* Acxiom Corp.	8,900	320
Huntsman Corp.	14,600	320
* Team Health Holdings Inc.	7,400	319
Allied World Assurance Co. Holdings AG	3,100	319
FEI Co.	3,400	319
* Atwood Oceanics Inc.	6,700	318
* Manhattan Associates Inc.	9,400	317
Assurant Inc.	4,838	316
* Rosetta Resources Inc.	7,400	315
City National Corp.	4,357	315
Protective Life Corp.	6,400	314
Generac Holdings Inc.	6,500	313
Aspen Insurance Holdings Ltd.	8,000	311
* SandRidge Energy Inc.	50,600	311
Deluxe Corp.	6,400	311
Telephone & Data Systems Inc.	11,473	310
National Retail Properties Inc.	9,305	309
Arrow Financial Corp.	12,386	309
* Copart Inc.	9,000	309
American Financial Group Inc.	5,600	308
Cracker Barrel Old Country Store Inc.	3,100	307
* Cepheid Inc.	5,800	307
BioMed Realty Trust Inc.	15,697	306
EMCOR Group Inc.	7,200	306
HCC Insurance Holdings Inc.	7,100	305
* Zynga Inc. Class A	69,200	304
Washington Federal Inc.	13,900	304
* Cognex Corp.	7,700	304
Applied Industrial Technologies Inc.	6,000	303
Lennox International Inc.	3,500	303
Leidos Holdings Inc.	6,669	302
MarketAxess Holdings Inc.	4,800	301
Domtar Corp.	2,800	301
Jabil Circuit Inc.	16,719	300
* Sprouts Farmers Market Inc.	8,400	300
CARBO Ceramics Inc.	2,600	299
MercadoLibre Inc.	3,100	299
* Esterline Technologies Corp.	2,900	299
* Genesee & Wyoming Inc. Class A	3,300	298
Total System Services Inc.	9,935	297
Cato Corp. Class A	10,600	296
* AECOM Technology Corp.	10,300	295
Axiall Corp.	7,400	295
* Tyler Technologies Inc.	2,800	295
RLJ Lodging Trust	11,800	295
Six Flags Entertainment Corp.	8,200	294

	Kindred Healthcare Inc.	15,500	294
	Urstadt Biddle Properties Inc. Class A	15,610	293
*	Rowan Cos. plc Class A	9,288	291
	Vector Group Ltd.	16,300	291
	Carlisle Cos. Inc.	3,900	291
	Associated Banc-Corp	17,500	288
	Cytec Industries Inc.	3,200	288
	Lions Gate Entertainment Corp.	8,900	288
*	Ultra Petroleum Corp.	11,955	286
*	Health Net Inc.	8,700	286
	FirstMerit Corp.	14,058	286
*	AutoNation Inc.	5,766	285
*	Ciena Corp.	12,200	285
	Plantronics Inc.	6,600	283
	Compass Minerals International Inc.	3,600	283
	Cablevision Systems Corp. Class A	17,640	283
	Domino's Pizza Inc.	4,000	282
*	Chart Industries Inc.	3,300	282
*	Deckers Outdoor Corp.	3,600	281
	Financial Engines Inc.	4,600	280
	MAXIMUS Inc.	6,600	280
*	Lamar Advertising Co. Class A	5,727	279
*	PAREXEL International Corp.	5,700	278
	WR Berkley Corp.	7,176	278
	Graco Inc.	4,000	278
*	MICROS Systems Inc.	5,000	278
	Bob Evans Farms Inc.	5,500	276
^,* Myriad Genetics Inc.		10,000	276
*	Theravance Inc.	7,500	276
*	Nektar Therapeutics	20,300	276
	Wendy's Co.	30,328	275
	Aptargroup Inc.	4,300	274
	Woodward Inc.	6,400	274
*	ACI Worldwide Inc.	4,500	273
*	Verint Systems Inc.	6,000	273
*	Foster Wheeler AG	9,075	272
	Bemis Co. Inc.	7,060	272
	WP Carey Inc.	4,600	272
	Choice Hotels International Inc.	5,600	272
	LaSalle Hotel Properties	8,800	271
	National Instruments Corp.	9,300	270
*	Buffalo Wild Wings Inc.	1,900	270
*	HMS Holdings Corp.	11,700	269
	Atmos Energy Corp.	5,600	269
	SJW Corp.	9,380	268
*	Cornerstone OnDemand Inc.	4,700	268
	DDR Corp.	17,100	268
	NewMarket Corp.	800	268
*	Cavium Inc.	7,200	268
*	Texas Capital Bancshares Inc.	4,500	268
	Steel Dynamics Inc.	16,200	267
	Triumph Group Inc.	3,900	267
	Cooper Tire & Rubber Co.	11,400	267
*	Advisory Board Co.	4,200	266
	American Eagle Outfitters Inc.	19,643	266
	CommonWealth REIT	10,800	265
*	LifePoint Hospitals Inc.	5,000	265

Valmont Industries Inc.	1,800	263
Nordson Corp.	3,800	263
Ryland Group Inc.	5,900	263
* Synaptics Inc.	4,500	263
* Veeco Instruments Inc.	6,900	262
Ryman Hospitality Properties Inc.	6,337	262
* Office Depot Inc.	53,467	261
* Dealertrack Technologies Inc.	5,600	261
CapitalSource Inc.	18,900	260
Crane Co.	4,100	259
* Grand Canyon Education Inc.	5,900	259
* Moog Inc. Class A	4,300	258
CST Brands Inc.	8,023	256
Commerce Bancshares Inc.	5,872	255
GATX Corp.	4,400	255
* NuVasive Inc.	6,800	255
Aqua America Inc.	10,625	254
Old Republic International Corp.	16,267	254
Cabot Corp.	5,200	253
* ARRIS Group Inc.	9,768	253
Gaming and Leisure Properties Inc.	7,283	253
* VCA Antech Inc.	7,900	252
HSN Inc.	4,600	252
KB Home	13,000	251
* Ascena Retail Group Inc.	13,400	251
* Qlik Technologies Inc.	9,300	251
Wolverine World Wide Inc.	9,000	251
Brandywine Realty Trust	17,600	251
SEI Investments Co.	7,317	249
* USG Corp.	8,100	248
Dana Holding Corp.	13,100	248
* Resolute Forest Products Inc.	12,800	247
First Niagara Financial Group Inc.	28,500	246
Two Harbors Investment Corp.	25,000	246
j2 Global Inc.	5,400	245
Sunstone Hotel Investors Inc.	19,084	245
Northwest Bancshares Inc.	17,400	245
BankUnited Inc.	7,864	245
Convergys Corp.	12,000	244
StanCorp Financial Group Inc.	3,800	244
Sonoco Products Co.	5,900	244
PS Business Parks Inc.	3,100	244
Weingarten Realty Investors	8,400	244
White Mountains Insurance Group Ltd.	431	243
* Medicines Co.	7,000	243
UMB Financial Corp.	4,100	243
Carter's Inc.	3,600	242
* Tetra Tech Inc.	8,200	242
* WESCO International Inc.	2,900	241
* Rovi Corp.	11,299	240
* Korn/Ferry International	10,200	239
* Clearwater Paper Corp.	4,200	239
Power Integrations Inc.	4,000	237
American Campus Communities Inc.	6,800	236
First American Financial Corp.	9,100	236
* Clean Harbors Inc.	4,200	236
* SolarWinds Inc.	5,900	235

Hancock Holding Co.	6,800	235
* Alere Inc.	6,200	235
* WellCare Health Plans Inc.	3,600	234
Casey's General Stores Inc.	3,400	233
* Sohu.com Inc.	3,200	233
* Popular Inc.	8,798	232
Penske Automotive Group Inc.	5,400	232
* Outerwall Inc.	3,600	232
EnerSys Inc.	3,400	231
* Chemtura Corp.	9,200	231
Endurance Specialty Holdings Ltd.	4,400	231
* World Acceptance Corp.	2,400	230
* KapStone Paper and Packaging Corp.	8,200	229
RenaissanceRe Holdings Ltd.	2,524	229
UIL Holdings Corp.	5,900	228
* Brookdale Senior Living Inc. Class A	8,300	228
John Wiley & Sons Inc. Class A	4,200	227
* Tenneco Inc.	4,000	227
Watsco Inc.	2,400	227
Con-way Inc.	5,900	227
* Key Energy Services Inc.	31,100	227
* Synageva BioPharma Corp.	2,500	226
Actuant Corp. Class A	6,600	226
* OpenTable Inc.	3,000	226
DCT Industrial Trust Inc.	31,300	225
Avista Corp.	7,800	225
Diamond Offshore Drilling Inc.	4,618	224
* Genpact Ltd.	13,200	224
Littelfuse Inc.	2,500	224
* Meritage Homes Corp.	4,600	223
* Finisar Corp.	9,400	223
* JC Penney Co. Inc.	37,634	223
* Aruba Networks Inc.	11,300	223
* AK Steel Holding Corp.	31,500	223
First Citizens BancShares Inc. Class A	1,000	221
Men's Wearhouse Inc.	4,600	221
* IPG Photonics Corp.	3,300	221
* Madison Square Garden Co. Class A	3,800	221
First Financial Bankshares Inc.	3,600	220
* ViaSat Inc.	3,700	220
* Vishay Intertechnology Inc.	16,200	220
* Bally Technologies Inc.	3,000	220
* Progress Software Corp.	9,100	220
* Zebra Technologies Corp.	4,000	220
* Haemonetics Corp.	5,800	220
Piedmont Office Realty Trust Inc. Class A	13,100	218
Vail Resorts Inc.	3,200	218
Brinker International Inc.	4,500	218
Lancaster Colony Corp.	2,500	217
Janus Capital Group Inc.	19,742	217
AAON Inc.	7,300	217
* EchoStar Corp. Class A	4,600	216
Morningstar Inc.	2,800	216
Allison Transmission Holdings Inc.	7,523	216
* Bio-Rad Laboratories Inc. Class A	1,700	216
* DreamWorks Animation SKG Inc. Class A	6,400	216
Bank of Hawaii Corp.	3,800	216

*	Loral Space & Communications Inc.	2,900	216
	Cogent Communications Group Inc.	5,200	215
*	Prestige Brands Holdings Inc.	7,100	215
	Fresh Del Monte Produce Inc.	8,100	214
	Pier 1 Imports Inc.	11,200	214
	BGC Partners Inc. Class A	33,259	214
	Hillenbrand Inc.	7,900	214
*	News Corp. Class B	13,640	213
*	C&J Energy Services Inc.	9,100	213
	Landstar System Inc.	3,700	213
*	Helix Energy Solutions Group Inc.	10,400	212
	Snyders-Lance Inc.	7,900	211
	Rollins Inc.	7,300	210
	Platinum Underwriters Holdings Ltd.	3,700	210
	Silgan Holdings Inc.	4,584	210
*	Thoratec Corp.	6,000	210
	Southwest Gas Corp.	3,900	210
	Kemper Corp.	5,700	209
*	Charles River Laboratories International Inc.	3,700	209
	Interval Leisure Group Inc.	7,900	209
^,* InterOil Corp.		4,100	208
*	Navistar International Corp.	6,700	207
*	RF Micro Devices Inc.	38,500	205
	Cinemark Holdings Inc.	7,000	205
*	SEACOR Holdings Inc.	2,400	202
	Energy XXI Bermuda Ltd.	8,800	202
	Anixter International Inc.	2,300	202
*	Exterran Holdings Inc.	5,800	201
*	SS&C Technologies Holdings Inc.	5,168	201
*	DigitalGlobe Inc.	5,254	201
	Hawaiian Electric Industries Inc.	7,700	200
*	International Rectifier Corp.	7,700	200
*	HomeAway Inc.	4,900	200
*	NeuStar Inc. Class A	5,900	200
	Radian Group Inc.	13,400	199
	United Stationers Inc.	4,800	199
*	Stifel Financial Corp.	4,400	199
*	Fairchild Semiconductor International Inc. Class A	15,500	198
*	Sonus Networks Inc.	65,800	197
	Wintrust Financial Corp.	4,500	197
*	Basic Energy Services Inc.	11,500	197
*	TrueBlue Inc.	8,000	196
*	Altisource Portfolio Solutions SA	1,500	196
*	BroadSoft Inc.	6,400	196
	Douglas Emmett Inc.	7,700	196
	Community Bank System Inc.	5,500	196
*	Air Methods Corp.	3,800	195
*	Bruker Corp.	9,600	195
*	Akorn Inc.	8,600	195
*	Unit Corp.	3,900	195
	Meredith Corp.	4,200	192
	World Fuel Services Corp.	4,500	192
	Lexmark International Inc. Class A	4,900	192
*	Magellan Health Services Inc.	3,200	191
*	DryShips Inc.	56,300	191
	Newcastle Investment Corp.	35,156	191
	MFA Financial Inc.	26,200	191

	Iberiabank Corp.	2,900	191
	PriceSmart Inc.	2,100	191
*	Accuray Inc.	17,900	191
	Harsco Corp.	7,500	190
	Tanger Factory Outlet Centers	5,700	190
	Sovran Self Storage Inc.	2,800	190
	Burger King Worldwide Inc.	7,800	190
	Home Properties Inc.	3,400	190
*	Life Time Fitness Inc.	4,600	189
	Lexington Realty Trust	17,500	189
	EPR Properties	3,700	189
	Capitol Federal Financial Inc.	15,700	188
*	Microsemi Corp.	8,000	188
	Chimera Investment Corp.	60,000	187
	Intersil Corp. Class A	16,500	187
	Northwest Natural Gas Co.	4,500	187
*	Advanced Micro Devices Inc.	54,506	187
*	MWI Veterinary Supply Inc.	1,000	186
*	VistaPrint NV	3,800	186
	Highwoods Properties Inc.	5,000	186
	Webster Financial Corp.	6,100	185
*	Insulet Corp.	4,300	185
	Universal Corp.	3,600	185
*	Shutterfly Inc.	3,900	185
	CubeSmart	11,200	185
*	SunPower Corp. Class A	5,700	184
	DiamondRock Hospitality Co.	15,900	184
	Investors Bancorp Inc.	7,209	183
	National Health Investors Inc.	2,900	183
	Sotheby's	3,800	182
	Cypress Semiconductor Corp.	18,100	182
	Healthcare Realty Trust Inc.	7,900	181
	Targa Resources Corp.	2,000	181
*	GrafTech International Ltd.	17,600	180
*	Express Inc.	10,400	180
	Glacier Bancorp Inc.	6,800	180
*	MasTec Inc.	5,000	180
*	PHH Corp.	7,400	180
*	Silicon Laboratories Inc.	3,800	180
	Chico's FAS Inc.	10,800	179
	Laclede Group Inc.	3,900	179
	Diebold Inc.	5,326	179
*	Arena Pharmaceuticals Inc.	28,200	179
*	Berry Plastics Group Inc.	8,000	178
	SeaWorld Entertainment Inc.	5,500	178
	Covanta Holding Corp.	9,900	178
*	Mobile Mini Inc.	4,600	178
*	CACI International Inc. Class A	2,400	178
	Monro Muffler Brake Inc.	3,200	178
*	InvenSense Inc.	9,000	177
*	Syntel Inc.	2,100	177
	Corporate Executive Board Co.	2,400	175
^,* Opko Health Inc.		22,100	175
	Brady Corp. Class A	6,400	175
	Carpenter Technology Corp.	3,000	174
*	Jos A Bank Clothiers Inc.	3,100	174
	Fulton Financial Corp.	14,100	174

* Hub Group Inc. Class A	4,200	174
Cheesecake Factory Inc.	3,900	174
* Matrix Service Co.	6,600	173
* Parker Drilling Co.	23,300	173
Spectrum Brands Holdings Inc.	2,300	173
Techne Corp.	1,900	173
* GT Advanced Technologies Inc.	16,800	173
* Huron Consulting Group Inc.	2,600	172
Cathay General Bancorp	7,300	172
* Gran Tierra Energy Inc.	22,700	171
* Orbital Sciences Corp.	7,000	171
* Steven Madden Ltd.	5,250	171
* Rofin-Sinar Technologies Inc.	7,400	171
South Jersey Industries Inc.	3,200	171
Hill-Rom Holdings Inc.	4,700	170
Colony Financial Inc.	7,664	170
Owens & Minor Inc.	4,900	170
NIC Inc.	7,800	170
First Horizon National Corp.	14,381	169
* Hanger Inc.	5,000	169
* Ferro Corp.	13,400	169
Watts Water Technologies Inc. Class A	3,000	168
* WebMD Health Corp.	3,500	168
Kaiser Aluminum Corp.	2,400	168
* Hittite Microwave Corp.	2,900	166
CLARCOR Inc.	3,000	166
AMERCO	746	166
Dillard's Inc. Class A	1,900	166
HealthSouth Corp.	5,320	166
Equity Lifestyle Properties Inc.	4,200	165
Barnes Group Inc.	4,400	165
* PDC Energy Inc.	3,300	165
* RealPage Inc.	7,300	164
* Virtus Investment Partners Inc.	900	164
* Conn's Inc.	2,700	164
* MDC Holdings Inc.	5,300	164
* QLogic Corp.	14,100	163
PrivateBancorp Inc.	5,700	163
Hyster-Yale Materials Handling Inc.	1,900	163
Mine Safety Appliances Co.	3,200	161
Tidewater Inc.	3,100	161
Validus Holdings Ltd.	4,465	160
* Murphy USA Inc.	4,130	160
Olin Corp.	6,200	159
Thor Industries Inc.	3,100	159
* Pacific Drilling SA	15,800	159
* Exelixis Inc.	23,018	158
* Big Lots Inc.	5,900	158
Regal Entertainment Group Class A	8,100	158
* Fresh Market Inc.	4,500	157
ABM Industries Inc.	5,900	157
Dean Foods Co.	9,950	157
Mentor Graphics Corp.	7,500	156
Greenhill & Co. Inc.	3,000	156
CVR Energy Inc.	4,200	156
* Acorda Therapeutics Inc.	5,300	156
* Sapient Corp.	9,700	155

Franklin Electric Co. Inc.	3,900	155
* Coeur Mining Inc.	15,300	155
* PMC - Sierra Inc.	23,700	155
Heartland Payment Systems Inc.	3,600	155
* Asbury Automotive Group Inc.	3,300	155
Blackbaud Inc.	4,500	155
Methode Electronics Inc.	4,600	155
Trustmark Corp.	6,500	154
Commercial Metals Co.	8,100	154
CVB Financial Corp.	10,300	154
* Rexnord Corp.	5,900	153
* McDermott International Inc.	18,377	153
Symetra Financial Corp.	8,000	153
El Paso Electric Co.	4,200	153
* Electronics For Imaging Inc.	3,600	153
* iGATE Corp.	4,500	152
Werner Enterprises Inc.	5,800	151
* Tech Data Corp.	2,800	151
Arcos Dorados Holdings Inc. Class A	17,000	151
* Sanmina Corp.	9,000	150
* Alpha Natural Resources Inc.	26,490	150
Forrester Research Inc.	4,000	150
* Cirrus Logic Inc.	8,500	149
Park National Corp.	1,900	149
First Industrial Realty Trust Inc.	8,651	148
Susquehanna Bancshares Inc.	13,700	148
SemGroup Corp. Class A	2,400	148
* Cadence Pharmaceuticals Inc.	13,400	147
* St. Joe Co.	8,179	147
InterDigital Inc.	5,100	147
* Silicon Image Inc.	26,200	146
* ScanSource Inc.	3,900	146
* ValueClick Inc.	6,800	146
* Polypore International Inc.	4,400	146
Guess? Inc.	5,200	146
Aaron's Inc.	5,400	145
* TreeHouse Foods Inc.	2,200	145
* Infinera Corp.	16,600	145
Alexander & Baldwin Inc.	3,700	145
MKS Instruments Inc.	4,800	145
Advent Software Inc.	4,400	145
* Navigant Consulting Inc.	8,200	144
Quanex Building Products Corp.	7,600	144
* Carrizo Oil & Gas Inc.	3,500	144
BancorpSouth Inc.	6,100	144
* MBIA Inc.	13,100	143
Mueller Industries Inc.	2,300	143
* ImmunoGen Inc.	9,500	142
* Ariad Pharmaceuticals Inc.	19,241	142
Chemed Corp.	1,800	142
* Swift Energy Co.	11,400	141
Andersons Inc.	1,700	141
PNM Resources Inc.	5,700	141
* Constant Contact Inc.	5,200	140
* Cyberonics Inc.	2,100	140
DineEquity Inc.	1,800	140
Potlatch Corp.	3,500	140

Erie Indemnity Co. Class A	1,995	140
WGL Holdings Inc.	3,700	140
* Dolby Laboratories Inc. Class A	3,400	139
Otter Tail Corp.	5,000	139
Home BancShares Inc.	4,500	139
Pebblebrook Hotel Trust	4,600	139
Healthcare Services Group Inc.	5,100	138
* InterXion Holding NV	5,600	138
* Acadia Healthcare Co. Inc.	2,700	138
UniFirst Corp.	1,300	138
* Itron Inc.	3,400	137
* Enstar Group Ltd.	1,100	136
Balchem Corp.	2,500	136
UTi Worldwide Inc.	8,700	136
* InterMune Inc.	10,200	136
Valassis Communications Inc.	4,000	136
* Orient-Express Hotels Ltd. Class A	9,600	136
Pool Corp.	2,500	135
* SunCoke Energy Inc.	6,100	135
* Integrated Device Technology Inc.	14,000	135
* Western Alliance Bancorp	6,000	135
* American Axle & Manufacturing Holdings Inc.	7,200	134
Westlake Chemical Corp.	1,100	134
Forward Air Corp.	3,000	134
International Bancshares Corp.	5,700	133
Consolidated Communications Holdings Inc.	6,800	133
* Auxilium Pharmaceuticals Inc.	5,200	133
* Meritor Inc.	12,100	133
New Jersey Resources Corp.	2,900	132
Piedmont Natural Gas Co. Inc.	4,000	132
* Hibbett Sports Inc.	2,200	132
* Impax Laboratories Inc.	5,700	132
Umpqua Holdings Corp.	7,500	132
* Masimo Corp.	4,500	132
* Pioneer Energy Services Corp.	15,700	132
B&G Foods Inc.	4,000	131
* Cardtronics Inc.	3,400	131
* HD Supply Holdings Inc.	6,100	131
* ExlService Holdings Inc.	5,200	131
* Silicon Graphics International Corp.	9,900	129
* Halcon Resources Corp.	38,200	129
* Beacon Roofing Supply Inc.	3,400	128
* Halozyme Therapeutics Inc.	8,200	128
Group 1 Automotive Inc.	2,100	128
* Allied Nevada Gold Corp.	26,100	128
* American Airlines Group Inc.	3,800	127
ADTRAN Inc.	5,000	127
Bank of the Ozarks Inc.	2,000	127
MTS Systems Corp.	1,800	127
* Helen of Troy Ltd.	2,300	127
Greif Inc. Class A	2,500	127
Granite Construction Inc.	3,800	127
DeVry Education Group Inc.	3,500	126
Sanderson Farms Inc.	1,700	126
Herman Miller Inc.	4,500	126
* Green Dot Corp. Class A	5,600	126
* Diodes Inc.	5,500	126

* Semtech Corp.	5,500	125
Papa John's International Inc.	2,600	125
HEICO Corp.	2,343	125
* OmniVision Technologies Inc.	8,100	125
* Cloud Peak Energy Inc.	6,600	124
HNI Corp.	3,600	124
Comstock Resources Inc.	7,200	123
Federated Investors Inc. Class B	4,579	123
* Credit Acceptance Corp.	883	123
Encore Wire Corp.	2,400	123
CIRCOR International Inc.	1,700	122
* Forest City Enterprises Inc. Class A	6,727	122
Shenandoah Telecommunications Co.	4,875	122
* II-VI Inc.	8,000	122
PDL BioPharma Inc.	13,400	122
* Rush Enterprises Inc. Class A	4,400	122
* Quicksilver Resources Inc.	38,900	121
* Coherent Inc.	1,800	120
Crosstex Energy Inc.	3,200	120
Rent-A-Center Inc.	4,800	120
Fair Isaac Corp.	2,200	120
United States Cellular Corp.	2,700	120
ManTech International Corp. Class A	4,100	119
* ATMI Inc.	4,300	119
* Take-Two Interactive Software Inc.	6,200	119
* Integra LifeSciences Holdings Corp.	2,557	119
Interactive Brokers Group Inc.	5,600	119
* Bio-Reference Labs Inc.	4,400	118
* ArthroCare Corp.	2,600	118
* SYNNEX Corp.	2,100	118
* Fusion-io Inc.	10,700	118
John Bean Technologies Corp.	3,800	117
* Plexus Corp.	3,000	117
CYS Investments Inc.	14,800	117
Regis Corp.	9,500	117
Globe Specialty Metals Inc.	6,700	117
Mercury General Corp.	2,555	117
* KCG Holdings Inc. Class A	10,584	117
* RBC Bearings Inc.	1,800	117
Jones Group Inc.	7,900	117
Old National Bancorp	8,300	116
* Sears Holdings Corp.	3,194	116
Pinnacle Foods Inc.	4,300	116
* OSI Systems Inc.	2,000	116
Independent Bank Corp.	3,200	116
* Wright Medical Group Inc.	3,800	116
Aircastle Ltd.	6,100	115
* Dorman Products Inc.	2,200	115
* Newpark Resources Inc.	10,100	115
* Monolithic Power Systems Inc.	3,500	114
Pinnacle Financial Partners Inc.	3,500	114
Stepan Co.	1,800	114
Heartland Express Inc.	5,400	114
* Universal Display Corp.	3,500	114
FNB Corp.	9,600	114
* Strategic Hotels & Resorts Inc.	12,200	114
* ANN Inc.	3,500	113

National Penn Bancshares Inc.	10,900	113
New Residential Investment Corp.	17,800	113
First Financial Bancorp	6,800	113
Chemical Financial Corp.	3,900	113
Delek US Holdings Inc.	3,700	112
National CineMedia Inc.	6,000	112
PH Glatfelter Co.	3,600	112
* Select Comfort Corp.	6,800	111
Seaspan Corp. Class A	5,000	111
* TriQuint Semiconductor Inc.	13,400	111
* Bottomline Technologies de Inc.	3,200	111
Schweitzer-Mauduit International Inc.	2,400	111
NBT Bancorp Inc.	4,600	111
* Molycorp Inc.	22,800	111
* Clayton Williams Energy Inc.	1,600	110
Finish Line Inc. Class A	4,300	110
Mueller Water Products Inc. Class A	12,700	110
* ABIOMED Inc.	4,000	110
* On Assignment Inc.	3,700	110
Compuware Corp.	10,822	110
* Unisys Corp.	3,200	110
* Atlas Air Worldwide Holdings Inc.	3,100	110
Hatteras Financial Corp.	6,100	109
* Kulicke & Soffa Industries Inc.	9,400	109
Tennant Co.	1,700	109
* EnPro Industries Inc.	1,500	109
* Aegion Corp. Class A	5,300	109
* Amsurg Corp. Class A	2,600	109
General Cable Corp.	3,800	108
PacWest Bancorp	2,700	108
Selective Insurance Group Inc.	4,600	108
* First Cash Financial Services Inc.	2,200	108
* Lattice Semiconductor Corp.	18,600	108
Cosan Ltd.	9,300	108
* FTI Consulting Inc.	2,900	108
* Move Inc.	7,600	107
RPC Inc.	6,300	107
City Holding Co.	2,400	107
MB Financial Inc.	3,800	107
Pennsylvania REIT	5,714	107
Brown Shoe Co. Inc.	4,500	107
NACCO Industries Inc. Class A	1,800	106
* Entegris Inc.	10,100	106
G&K Services Inc. Class A	1,900	106
Oxford Industries Inc.	1,400	106
Sonic Automotive Inc. Class A	4,700	105
Tronox Ltd. Class A	4,800	105
Analogic Corp.	1,100	105
HEICO Corp. Class A	2,700	105
Raven Industries Inc.	2,800	105
Micrel Inc.	10,500	105
Kaman Corp.	2,700	105
* Boston Beer Co. Inc. Class A	500	104
Spartan Stores Inc.	4,600	104
Materion Corp.	3,900	104
Horace Mann Educators Corp.	3,700	103
* Rogers Corp.	1,700	103

WesBanco Inc.	3,600	103
ARMOUR Residential REIT Inc.	25,000	103
* SUPERVALU Inc.	17,697	102
Cousins Properties Inc.	9,506	102
* TFS Financial Corp.	8,900	102
* Trimas Corp.	2,900	101
United Fire Group Inc.	4,000	100
* MannKind Corp.	18,500	100
California Water Service Group	4,300	100
RLI Corp.	2,400	100
* Rex Energy Corp.	5,300	100
* Amedisys Inc.	6,600	100
Tessera Technologies Inc.	5,000	99
* Stone Energy Corp.	3,200	99
* Spansion Inc. Class A	6,600	99
* Diana Shipping Inc.	8,100	99
* Vitamin Shoppe Inc.	2,200	99
* NxStage Medical Inc.	7,600	98
* Skechers U.S.A. Inc. Class A	3,400	98
* Bill Barrett Corp.	3,500	98
* Healthways Inc.	6,400	98
* TiVo Inc.	7,900	98
Simpson Manufacturing Co. Inc.	3,000	98
* Blucora Inc.	3,800	97
1st Source Corp.	3,300	97
American Assets Trust Inc.	2,900	97
* Sterling Bancorp	7,700	97
* H&E Equipment Services Inc.	3,200	97
BBCN Bancorp Inc.	6,400	96
* comScore Inc.	3,500	96
* NETGEAR Inc.	3,000	96
* PharMerica Corp.	3,900	95
TAL International Group Inc.	2,200	95
Science Applications International Corp.	2,553	94
Ship Finance International Ltd.	5,513	94
Textainer Group Holdings Ltd.	2,600	94
* Hornbeck Offshore Services Inc.	2,200	94
S&T Bancorp Inc.	4,000	94
* Calgon Carbon Corp.	4,600	93
* Natus Medical Inc.	3,600	93
Walter Energy Inc.	8,200	93
* Stillwater Mining Co.	7,400	93
* Liquidity Services Inc.	3,900	93
* Exar Corp.	8,400	92
Schnitzer Steel Industries Inc.	3,500	92
Gorman-Rupp Co.	2,900	92
AZZ Inc.	2,200	92
CTC Media Inc.	8,000	92
Drew Industries Inc.	1,900	91
* Genesco Inc.	1,300	91
* Leap Wireless International Inc.	5,200	91
Meridian Bioscience Inc.	4,000	91
* Century Aluminum Co.	7,800	91
* IPC The Hospitalist Co. Inc.	1,700	91
* Newport Corp.	5,000	91
* Encore Capital Group Inc.	1,900	90
* Tutor Perini Corp.	4,000	90

* Perficient Inc.	4,400	90
* Accretive Health Inc.	9,800	90
* Advanced Energy Industries Inc.	3,300	90
* Taser International Inc.	5,600	90
* HeartWare International Inc.	900	89
* Beneficial Mutual Bancorp Inc.	7,500	89
* Amkor Technology Inc.	16,800	89
American Science & Engineering Inc.	1,300	89
Matson Inc.	3,700	89
* GenCorp Inc.	5,200	89
* MedAssets Inc.	4,000	88
Gulf Island Fabrication Inc.	4,351	88
* Contango Oil & Gas Co.	2,100	88
* FARO Technologies Inc.	1,700	88
CSG Systems International Inc.	2,900	87
* TETRA Technologies Inc.	8,400	87
United Bankshares Inc.	2,900	87
Oritani Financial Corp.	5,500	87
* Insight Enterprises Inc.	4,100	87
Pegasystems Inc.	1,900	86
* Norwegian Cruise Line Holdings Ltd.	2,461	86
* Goodrich Petroleum Corp.	5,000	86
US Ecology Inc.	2,400	86
* Tejon Ranch Co.	2,500	85
American States Water Co.	3,000	85
Gulfmark Offshore Inc.	2,000	85
Sterling Financial Corp.	2,700	85
* Netscout Systems Inc.	2,400	85
Cash America International Inc.	2,300	84
* Marriott Vacations Worldwide Corp.	1,763	84
Navios Maritime Holdings Inc.	8,900	84
* Children's Place Retail Stores Inc.	1,600	84
Buckle Inc.	1,900	84
* Winnebago Industries Inc.	3,500	84
Deltic Timber Corp.	1,300	84
Employers Holdings Inc.	3,400	84
* Walter Investment Management Corp.	2,700	83
* Bankrate Inc.	5,000	83
FelCor Lodging Trust Inc.	10,000	82
* AMAG Pharmaceuticals Inc.	3,800	82
DuPont Fabros Technology Inc.	3,100	81
ESCO Technologies Inc.	2,300	80
PennyMac Mortgage Investment Trust	3,400	80
* Geospace Technologies Corp.	1,000	80
Innophos Holdings Inc.	1,700	79
* Boyd Gaming Corp.	7,500	79
Government Properties Income Trust	3,200	79
* Rambus Inc.	8,800	78
* Approach Resources Inc.	3,900	78
Sabra Health Care REIT Inc.	2,700	78
* Intrepid Potash Inc.	5,300	78
Infinity Property & Casualty Corp.	1,100	78
* Federal Signal Corp.	6,300	78
Frank's International NV	3,300	77
* Cabot Microelectronics Corp.	1,900	77
Lindsay Corp.	900	77
* Diamond Foods Inc.	2,900	76

* Premiere Global Services Inc.	7,000	76
* Freescale Semiconductor Ltd.	4,200	76
Education Realty Trust Inc.	8,400	76
* Corvel Corp.	1,600	76
Cohen & Steers Inc.	2,100	76
* MicroStrategy Inc. Class A	600	75
* Forum Energy Technologies Inc.	3,000	75
* Monster Worldwide Inc.	12,300	75
* Crocs Inc.	4,900	75
* Momenta Pharmaceuticals Inc.	4,200	75
Koppers Holdings Inc.	1,900	75
* Quiksilver Inc.	10,600	75
Amtrust Financial Services Inc.	2,310	75
* FTD Cos. Inc.	2,400	74
* Orbitz Worldwide Inc.	10,300	74
Rouse Properties Inc.	4,214	73
* Kosmos Energy Ltd.	7,100	73
* Federal-Mogul Corp.	4,100	73
* Scientific Games Corp. Class A	5,200	73
* Blue Nile Inc.	1,700	73
EXCO Resources Inc.	14,125	72
* Omnicell Inc.	2,800	72
* Post Holdings Inc.	1,350	72
* Forestar Group Inc.	3,600	72
* Cincinnati Bell Inc.	20,800	72
Franklin Street Properties Corp.	6,000	72
Home Loan Servicing Solutions Ltd.	3,500	72
Hersha Hospitality Trust Class A	13,200	72
W&T Offshore Inc.	5,000	72
* LogMeIn Inc.	2,100	71
* Modine Manufacturing Co.	5,400	71
* Checkpoint Systems Inc.	5,300	71
* Era Group Inc.	2,400	70
Quality Systems Inc.	3,800	70
* Alliance One International Inc.	27,100	70
* ACCO Brands Corp.	11,942	69
AAR Corp.	2,600	69
* Zumiez Inc.	3,200	69
Hecla Mining Co.	22,712	69
* Abaxis Inc.	1,800	69
* Comverse Inc.	1,900	68
Alexander's Inc.	200	68
* Global Indemnity plc	2,770	68
* Elizabeth Arden Inc.	2,500	68
* Team Inc.	1,600	68
* ITT Educational Services Inc.	2,300	68
Apogee Enterprises Inc.	2,000	68
Myers Industries Inc.	3,500	67
Tredegar Corp.	2,700	67
* Ultratech Inc.	2,600	66
* Pinnacle Entertainment Inc.	3,000	66
Gold Resource Corp.	14,200	65
Briggs & Stratton Corp.	3,100	65
* Quidel Corp.	2,200	65
* Ruby Tuesday Inc.	11,600	65
* EarthLink Holdings Corp.	14,900	65
QLT Inc. (XNGS)	9,400	64

Daktronics Inc.	4,400	64
Universal Forest Products Inc.	1,200	63
Interface Inc. Class A	3,000	63
* Investment Technology Group Inc.	3,800	63
* SodaStream International Ltd.	1,700	62
* Tumi Holdings Inc.	3,100	62
Titan International Inc.	3,700	62
* Emeritus Corp.	2,800	62
* NII Holdings Inc.	20,387	61
* Penn National Gaming Inc.	5,200	61
* First BanCorp	12,000	59
Epiq Systems Inc.	4,000	57
Nordic American Tankers Ltd.	5,236	57
* K12 Inc.	2,600	57
* Applied Micro Circuits Corp.	5,600	57
* Lexicon Pharmaceuticals Inc.	30,600	56
Steelcase Inc. Class A	3,800	56
Scholastic Corp.	1,700	56
* Francesca's Holdings Corp.	2,900	55
* American Public Education Inc.	1,300	55
* Steiner Leisure Ltd.	1,120	55
Arch Coal Inc.	12,500	53
Griffon Corp.	4,200	53
* General Communication Inc. Class A	5,400	53
* ServiceSource International Inc.	6,500	52
Simmons First National Corp. Class A	1,500	52
* Hercules Offshore Inc.	10,400	52
Badger Meter Inc.	1,000	51
* Synchronoss Technologies Inc.	1,900	51
* Kraton Performance Polymers Inc.	2,000	50
* Ixia	3,900	50
* Rigel Pharmaceuticals Inc.	16,365	50
* Emulex Corp.	6,700	49
* Vivus Inc.	6,300	47
First Financial Corp.	1,448	47
* Northern Oil and Gas Inc.	3,200	47
Weight Watchers International Inc.	1,711	46
* Extreme Networks Inc.	6,200	45
* BJ's Restaurants Inc.	1,600	45
* VirnetX Holding Corp.	2,500	45
* Adecoagro SA	5,900	44
Acacia Research Corp.	3,200	44
* Clean Energy Fuels Corp.	3,600	43
* Higher One Holdings Inc.	5,500	43
QLT Inc. (XTSE)	6,200	42
* Ezcorp Inc. Class A	3,700	41
* Entropic Communications Inc.	9,500	40
* Aeropostale Inc.	5,000	35
* ION Geophysical Corp.	11,500	35
Computer Programs & Systems Inc.	500	33
* Citizens Inc. Class A	4,800	33
* Molina Healthcare Inc.	900	32
* Strayer Education Inc.	900	31
* Infinity Pharmaceuticals Inc.	2,300	30
* Engility Holdings Inc.	673	26
* Barnes & Noble Inc.	1,900	26
* Seaboard Corp.	10	26

*	Central European Media Enterprises Ltd. Class A		8,100	24
* Sequenom Inc.			9,800	22
NAM TAI Electronics Inc.			3,600	22
* Forest Oil Corp.			6,900	21
* Dendreon Corp.			7,205	20
* Nuverra Environmental Solutions Inc.			1,380	20
Primerica Inc.			400	17
Tower Group International Ltd.			4,688	12
* Zoltek Cos. Inc.			200	3
* Tejon Ranch Co. Warrants Exp. 08/31/2016			369	2
* Community Health Systems Inc. Rights			15,574	1
				2,270,246
Total Common Stocks (Cost $3,866,914)				4,599,532
	Coupon
Temporary Cash Investments (1.3%)[1]
Money Market Fund (1.3%)
[5,6] Vanguard Market Liquidity Fund	0.130%		58,747,906	58,748

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[7,8] Federal Home Loan Bank Discount Notes	0.070%–0.100%	3/12/14	900	900
[8,9] Freddie Mac Discount Notes	0.070%	3/31/14	500	500
				1,400
Total Temporary Cash Investments (Cost $60,148)				60,148
Total Investments (100.8%) (Cost $3,927,062)				4,659,680
Other Assets and Liabilities-Net (-0.8%)[6]				(39,018)
Net Assets (100%)				4,620,662

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,883,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate value of these securities was $2,269,000.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $36,820,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $1,400,000 have been segregated as initial margin for open futures contracts.
9 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Total World Stock Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Total World Stock Index Fund

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	2,270,246	—	—
Common Stocks—International	224,261	2,099,607	108
Common Stocks—Other	5,310	—	—
Temporary Cash Investments	58,748	1,400	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(48)	—	—
Forward Currency Contracts—Assets	—	42	—
Forward Currency Contracts—Liabilities	—	(74)	—
Total	2,558,518	2,100,975	108
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of

Total World Stock Index Fund

Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	56	4,974	(143)
S&P 500 Index	March 2014	10	4,442	16
Dow Jones EURO STOXX 50 Index	March 2014	62	2,523	8
FTSE 100 Index	March 2014	21	2,229	(32)
E-mini S&P Mid-Cap 400 Index	March 2014	17	2,228	3
Topix Index	March 2014	15	1,787	(80)
S&P ASX 200 Index	March 2014	8	897	(9)
				(237)

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, S&P 500 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and E-mini S&P Mid-Cap 400 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total World Stock Index Fund

At January 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	3/26/14	EUR	1,831	USD	2,524	(54)
UBS AG	3/18/14	JPY	190,246	USD	1,832	31
UBS AG	3/26/14	GBP	734	USD	1,213	(6)
UBS AG	3/26/14	GBP	626	USD	1,017	11
UBS AG	3/25/14	AUD	1,023	USD	906	(14)
						(32)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2014, the cost of investment securities for tax purposes was $3,933,377,000. Net unrealized appreciation of investment securities for tax purposes was $726,303,000, consisting of unrealized gains of $869,233,000 on securities that had risen in value since their purchase and $142,930,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments
As of January 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Australia (3.7%)
	Seek Ltd.	329,586	3,580
	DUET Group	1,176,691	2,142
	Primary Health Care Ltd.	441,048	1,909
	REA Group Ltd.	52,032	1,841
	Spark Infrastructure Group	1,259,144	1,802
	Navitas Ltd.	281,951	1,668
	carsales.com Ltd.	202,028	1,589
	Investa Office Fund	585,051	1,583
^	JB Hi-Fi Ltd.	95,999	1,512
	Beach Energy Ltd.	1,194,606	1,481
	GrainCorp Ltd. Class A	214,812	1,426
	TPG Telecom Ltd.	285,040	1,340
	Mineral Resources Ltd.	132,598	1,302
	David Jones Ltd.	496,554	1,299
^	Monadelphous Group Ltd.	87,055	1,218
	Myer Holdings Ltd.	540,531	1,192
*	Transpacific Industries Group Ltd.	1,229,464	1,192
	Charter Hall Retail REIT	373,869	1,169
	BWP Trust	596,423	1,159
	Invocare Ltd.	119,763	1,094
	Super Retail Group Ltd.	115,992	1,082
*	Aurora Oil & Gas Ltd.	443,655	1,052
	UGL Ltd.	159,431	978
	M2 Group Ltd.	176,897	958
	Iress Ltd.	121,502	955
	iiNET Ltd.	161,478	953
	Regis Resources Ltd.	386,765	911
	Qube Holdings Ltd.	494,843	901
	Charter Hall Group	273,339	884
^,* Mesoblast Ltd.		170,990	878
	Automotive Holdings Group Ltd.	260,233	849
	PanAust Ltd.	576,074	824
	Mount Gibson Iron Ltd.	838,753	765
*	Sandfire Resources NL	138,983	707
	Southern Cross Media Group Ltd.	510,410	701
	Breville Group Ltd.	98,321	700
^	Bradken Ltd.	159,642	699
*	Aveo Group	367,993	685
*	AWE Ltd.	590,388	667
	Ardent Leisure Group	384,868	660
	Cardno Ltd.	117,430	658
	SAI Global Ltd.	197,356	643
	Seven Group Holdings Ltd.	94,124	641
	FlexiGroup Ltd.	175,785	619
*	Senex Energy Ltd.	1,041,149	598
*	Karoon Gas Australia Ltd.	211,714	595
	Cabcharge Australia Ltd.	172,732	576
	Independence Group NL	199,518	576
	Abacus Property Group	283,493	554

	Sigma Pharmaceuticals Ltd.	1,055,493	545
	Premier Investments Ltd.	78,088	519
	Pacific Brands Ltd.	958,919	516
	ARB Corp. Ltd.	51,809	500
	Mermaid Marine Australia Ltd.	192,424	491
	Sirtex Medical Ltd.	39,337	484
^,* Drillsearch Energy Ltd.		367,514	465
*	Beadell Resources Ltd.	722,956	457
	McMillan Shakespeare Ltd.	43,871	455
^,* Virgin Australia Holdings Ltd.		1,459,915	440
*	Virtus Health Ltd.	57,628	419
	Ainsworth Game Technology Ltd.	110,730	409
^,* Sirius Resources NL		210,918	401
	Skilled Group Ltd.	150,298	375
*	Energy World Corp. Ltd.	1,178,478	375
*	Australian Agricultural Co. Ltd.	356,776	370
*	Roc Oil Co. Ltd.	885,937	357
	STW Communications Group Ltd.	280,187	356
	NRW Holdings Ltd.	321,437	352
	Hills Ltd.	224,358	344
	Western Areas Ltd.	147,314	342
	Amcom Telecommunications Ltd.	193,528	336
	Tox Free Solutions Ltd.	113,410	331
	Australian Pharmaceutical Industries Ltd.	635,927	331
	Transfield Services Ltd.	474,672	330
	Northern Star Resources Ltd.	424,575	326
*	Resolute Mining Ltd.	678,226	324
	Evolution Mining Ltd.	552,081	308
^	GUD Holdings Ltd.	55,803	305
*	Medusa Mining Ltd.	179,356	305
*	Horizon Oil Ltd.	1,034,882	301
	Ausdrill Ltd.	372,094	293
^,* Buru Energy Ltd.		178,676	285
	Programmed Maintenance Services Ltd.	105,223	284
*	Tiger Resources Ltd.	837,171	274
^	Wotif.com Holdings Ltd.	127,088	271
*	Silex Systems Ltd.	148,445	268
	Credit Corp. Group Ltd.	32,005	265
	Acrux Ltd.	130,179	262
	Challenger Diversified Property Group	117,338	256
	Oakton Ltd.	182,918	253
*	OM Holdings Ltd.	473,261	249
*	Papillon Resources Ltd.	240,176	247
*	Saracen Mineral Holdings Ltd.	955,755	238
	UXC Ltd.	249,891	231
	Astro Japan Property Group	67,032	228
^,* Cudeco Ltd.		169,624	215
	Reject Shop Ltd.	21,920	215
*	Sundance Resources Ltd.	2,409,949	210
*	Infigen Energy	954,536	196
*	Mineral Deposits Ltd.	97,797	192
	Thorn Group Ltd.	107,826	192
	Decmil Group Ltd.	108,517	185
	Sunland Group Ltd.	131,850	182
^,* Billabong International Ltd.		333,081	175
*	Macmahon Holdings Ltd.	1,472,493	172
*	Silver Lake Resources Ltd.	307,988	164

	Emeco Holdings Ltd.	720,007	164
	Cash Converters International Ltd.	212,154	161
	Boart Longyear Ltd.	371,695	153
	SMS Management & Technology Ltd.	43,059	152
*	Troy Resources Ltd.	151,728	150
*	APN News & Media Ltd.	355,100	146
*	Perseus Mining Ltd.	423,556	142
^	Fleetwood Corp. Ltd.	56,264	142
*	Watpac Ltd.	150,993	137
	Kingsgate Consolidated Ltd.	132,156	130
	Webjet Ltd.	54,639	130
*	Starpharma Holdings Ltd.	180,901	127
*	St. Barbara Ltd.	448,542	123
*	Indophil Resources NL	761,380	105
*	Nexus Energy Ltd.	1,906,834	98
	Aspen Group	76,280	95
^,* Coalspur Mines Ltd.		334,093	91
*	Tap Oil Ltd.	186,680	82
	Imdex Ltd.	139,048	80
*	Intrepid Mines Ltd.	297,788	73
	Panoramic Resources Ltd.	313,454	66
*	Kingsrose Mining Ltd.	197,107	66
^,* Gindalbie Metals Ltd.		703,895	61
*	AJ Lucas Group Ltd.	58,163	60
	Mincor Resources NL	114,012	58
*	Rex Minerals Ltd.	127,504	50
*	Cape Lambert Resources Ltd.	447,421	45
*	Dart Energy Ltd.	359,795	42
	Ausenco Ltd.	64,831	40
*	Equatorial Resources Ltd.	71,238	36
*	Gryphon Minerals Ltd.	219,135	35
	Forge Group Ltd.	55,592	34
	Crowe Horwath Australasia Ltd.	152,276	34
*	Flinders Mines Ltd.	1,165,279	31
*	Kagara Ltd.	274,560	29
*	Galaxy Resources Ltd.	254,475	15
^,* Discovery Metals Ltd.		332,226	12
*	Mirabela Nickel Ltd.	669,289	9
*	Virgin Australia Holdings Pvt Ltd	1,276,415	6
			75,148
Austria (0.6%)
	Wienerberger AG	116,025	1,824
	Oesterreichische Post AG	33,477	1,543
	CA Immobilien Anlagen AG	73,665	1,281
	Schoeller-Bleckmann Oilfield Equipment AG	11,745	1,227
	Atrium European Real Estate Ltd.	176,325	990
	Mayr Melnhof Karton AG	7,425	907
	RHI AG	25,202	826
	Flughafen Wien AG	9,630	774
	Conwert Immobilien Invest SE	59,394	770
	Zumtobel AG	27,321	599
2	AMAG Austria Metall AG	16,684	517
	Palfinger AG	9,969	416
	Lenzing AG	6,852	415
	EVN AG	26,305	410
	S IMMO AG	48,753	347
	BWT AG	11,214	236

	Kapsch TrafficCom AG	3,047	168
			13,250
Belgium (1.2%)
	Ackermans & van Haaren NV	23,965	2,592
	Cofinimmo	16,855	1,961
	Sofina SA	16,317	1,883
*	bpost SA	96,190	1,874
	D'ieteren SA/NV	25,577	1,226
	NV Bekaert SA	34,953	1,205
	Elia System Operator SA/NV	24,841	1,144
	Befimmo SA	14,887	1,013
	Gimv NV	17,881	889
	Warehouses De Pauw SCA	11,485	819
	Melexis NV	22,610	784
^,* ThromboGenics NV		28,740	724
	Cie Maritime Belge SA	22,428	640
	Cie d'Entreprises CFE	7,251	634
^	Nyrstar (Voting Shares)	164,073	629
*	KBC Ancora	15,276	580
	Sipef SA	7,464	577
	Mobistar SA	29,366	555
	Barco NV	7,256	550
	Tessenderlo Chemie NV (Voting Shares)	19,920	519
	EVS Broadcast Equipment SA	8,005	479
*	AGFA-Gevaert NV	152,786	451
*	Viohalco SA	82,549	418
*	RHJ International	78,725	391
*	Euronav NV	25,663	335
	Van de Velde NV	6,050	303
	Wereldhave Belgium NV	1,621	187
*	Ion Beam Applications	13,429	135
	Intervest Offices & Warehouses	4,222	112
			23,609
Brazil (1.7%)
	Kroton Educacional SA	177,200	2,698
	Estacio Participacoes SA	231,800	1,800
	Anhanguera Educacional Participacoes SA	332,708	1,750
*	Qualicorp SA	204,100	1,728
	Diagnosticos da America SA	236,920	1,456
	Suzano Papel e Celulose SA Prior Pfd. Class A	297,052	1,170
	Marcopolo SA Prior Pfd.	509,216	1,094
	Equatorial Energia SA	117,500	1,079
	Odontoprev SA	246,627	921
	Mills Estruturas e Servicos de Engenharia SA	77,978	902
	Cia de Saneamento de Minas Gerais-COPASA	60,998	797
	Banco do Estado do Rio Grande do Sul SA Prior Pfd.	172,946	753
	Iochpe-Maxion SA	71,950	725
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao S.A	55,700	693
	Fleury SA	82,330	628
	Alpargatas SA Prior Pfd.	118,184	618
*	B2W Cia Digital	63,527	610
	Ez Tec Empreendimentos e Participacoes SA	53,300	594
	Smiles SA	41,093	571
	Gafisa SA	438,982	557
	Aliansce Shopping Centers SA	80,579	546

Even Construtora e Incorporadora SA	182,522	541
Iguatemi Empresa de Shopping Centers SA	62,000	514
Sao Martinho SA	48,400	496
Brasil Insurance Participacoes e Administracao SA	61,427	483
Grendene SA	72,764	481
Arezzo Industria e Comercio SA	44,600	478
Randon Participacoes SA Prior Pfd.	122,876	475
* Marfrig Global Foods SA	271,912	468
JSL SA	83,600	463
Cia Energetica do Ceara Prior Pfd.	22,600	450
Magnesita Refratarios SA	207,401	449
* Alupar Investimento SA	66,100	426
QGEP Participacoes SA	115,400	424
Mahle-Metal Leve SA Industria e Comercio	41,000	416
* International Meal Co. Holdings SA	52,800	383
Direcional Engenharia SA	87,300	382
* Prumo Logistica SA	938,752	375
Helbor Empreendimentos SA	128,300	371
* Gol Linhas Aereas Inteligentes SA Prior Pfd.	91,800	360
LPS Brasil Consultoria de Imoveis SA	66,806	348
Brasil Brokers Participacoes SA	156,600	329
SLC Agricola SA	43,900	327
Santos Brasil Participacoes SA	42,946	291
* Brasil Pharma SA	138,900	289
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	78,018	283
* Contax Participacoes SA	34,353	282
Marisa Lojas SA	41,600	272
Abril Educacao SA	22,700	270
* Tecnisa SA	78,100	251
* Rossi Residencial SA	300,115	241
* Paranapanema SA	136,200	237
Tereos Internacional SA	239,159	210
* Magazine Luiza SA	56,100	183
JHSF Participacoes SA	95,400	158
Tegma Gestao Logistica	19,900	153
Sonae Sierra Brasil SA	22,400	144
* Brookfield Incorporacoes SA	238,607	131
		34,524
Canada (12.3%)
* Tourmaline Oil Corp.	160,827	6,800
Gildan Activewear Inc.	118,302	6,307
Open Text Corp.	57,076	5,656
Methanex Corp.	92,077	5,507
^ Vermilion Energy Inc.	88,292	4,861
Dollarama Inc.	62,199	4,691
Onex Corp.	89,397	4,607
Keyera Corp.	76,160	4,513
^ Baytex Energy Corp.	120,102	4,385
AltaGas Ltd.	117,813	4,381
Industrial Alliance Insurance & Financial Services Inc.	94,114	3,746
Peyto Exploration & Development Corp.	123,711	3,626
^ Enerplus Corp.	194,842	3,527
Atco Ltd.	74,302	3,326
^ Pengrowth Energy Corp.	511,999	3,310
Constellation Software Inc.	15,016	3,227
Empire Co. Ltd.	49,891	3,185
CAE Inc.	249,271	3,158

Gibson Energy Inc.	118,930	2,892
Aimia Inc.	165,900	2,878
West Fraser Timber Co. Ltd.	55,918	2,871
* New Gold Inc.	485,428	2,785
* Athabasca Oil Corp.	372,393	2,672
^ Veresen Inc.	197,725	2,649
Progressive Waste Solutions Ltd.	112,230	2,580
Stantec Inc.	42,051	2,559
Canadian Western Bank	76,095	2,489
MacDonald Dettwiler & Associates Ltd.	34,753	2,469
* Osisko Mining Corp.	411,064	2,465
Precision Drilling Corp.	275,137	2,463
H&R REIT	129,637	2,462
^ Bonavista Energy Corp.	180,680	2,381
^ Home Capital Group Inc. Class B	33,650	2,332
* Canfor Corp.	85,988	2,213
Cineplex Inc.	60,571	2,201
CCL Industries Inc. Class B	30,261	2,183
Mullen Group Ltd.	83,297	2,019
^ Ritchie Bros Auctioneers Inc.	86,404	1,986
ShawCor Ltd.	54,331	1,984
Whitecap Resources Inc.	187,003	1,983
Linamar Corp.	51,435	1,976
TransForce Inc.	91,476	1,960
Davis & Henderson Corp.	77,126	1,938
Pan American Silver Corp.	153,636	1,934
Ensign Energy Services Inc.	126,872	1,874
Westshore Terminals Investment Corp.	58,790	1,870
* Imax Corp.	66,896	1,851
* Paramount Resources Ltd. Class A	47,708	1,795
* Lundin Mining Corp.	410,207	1,794
Quebecor Inc. Class B	83,286	1,774
Corus Entertainment Inc. Class B	75,714	1,681
Trican Well Service Ltd.	143,106	1,638
TMX Group Ltd.	35,430	1,609
Toromont Industries Ltd.	69,405	1,603
Capital Power Corp.	77,645	1,589
* Celestica Inc.	159,531	1,583
* WSP Global Inc.	51,352	1,539
^ Russel Metals Inc.	57,467	1,480
* Tahoe Resources Inc.	81,758	1,452
^ Canadian REIT	37,631	1,437
Secure Energy Services Inc.	98,454	1,434
Pason Systems Inc.	62,891	1,420
^ Trilogy Energy Corp.	61,499	1,413
* B2Gold Corp.	596,751	1,409
RONA Inc.	125,305	1,405
Superior Plus Corp.	127,334	1,399
Genworth MI Canada Inc.	46,235	1,383
* Paladin Labs Inc.	12,346	1,375
Jean Coutu Group PJC Inc. Class A	79,007	1,368
HudBay Minerals Inc.	169,970	1,349
Calloway REIT	60,212	1,343
Dundee REIT Class A	49,920	1,314
Laurentian Bank of Canada	31,838	1,307
FirstService Corp.	32,197	1,299
Bonterra Energy Corp.	26,910	1,240

	First Capital Realty Inc.	76,779	1,206
	Boardwalk REIT	22,872	1,201
*	First Majestic Silver Corp.	111,071	1,160
*	Dominion Diamond Corp.	79,393	1,156
^	Northland Power Inc.	78,674	1,151
	Alamos Gold Inc.	122,887	1,128
	Lightstream Resources Ltd.	198,461	1,107
	Trinidad Drilling Ltd.	131,133	1,089
*	ATS Automation Tooling Systems Inc.	84,939	1,060
^	AuRico Gold Inc.	227,833	1,045
	Maple Leaf Foods Inc.	73,291	1,036
	Algonquin Power & Utilities Corp.	157,693	1,032
^	Parkland Fuel Corp.	63,359	1,023
	Enerflex Ltd.	73,011	1,016
	North West Co. Inc.	43,995	1,004
	Canadian Apartment Properties REIT	51,852	987
	AGF Management Ltd. Class B	96,203	985
*	NuVista Energy Ltd.	127,994	947
	Manitoba Telecom Services Inc.	35,116	934
	Stella-Jones Inc.	39,885	933
	Innergex Renewable Energy Inc.	98,824	928
	Cominar REIT	55,344	923
^	Allied Properties REIT	31,382	921
*	Bankers Petroleum Ltd.	238,210	915
*	Capstone Mining Corp.	350,877	910
^	Emera Inc.	32,267	909
^,* Westport Innovations Inc.		51,528	878
	Calfrac Well Services Ltd.	32,786	878
^	Artis REIT	63,890	866
	Sherritt International Corp.	277,445	857
	Dorel Industries Inc. Class B	23,526	855
^	Just Energy Group Inc.	120,502	845
*	Detour Gold Corp.	130,150	837
*	Birchcliff Energy Ltd.	109,584	831
	Granite REIT	24,200	830
*	Imperial Metals Corp.	54,702	826
	Chartwell Retirement Residences	84,898	812
*	China Gold International Resources Corp. Ltd.	283,000	808
*	Kelt Exploration Ltd.	82,530	800
	Aecon Group Inc.	56,143	780
	Norbord Inc.	27,634	775
	Transcontinental Inc. Class A	60,557	763
	Savanna Energy Services Corp.	107,218	759
	SEMAFO Inc.	228,889	738
*	Crew Energy Inc.	113,115	736
	Canexus Corp.	140,853	727
*	Legacy Oil & Gas Inc.	141,100	713
	Martinrea International Inc.	83,038	694
^,* NovaGold Resources Inc.		236,137	689
	Cott Corp.	85,494	672
*	Torex Gold Resources Inc.	640,743	662
*	Dream Unlimited Corp.	45,630	650
*	Dundee Corp. Class A	39,330	648
*	Nordion Inc.	67,080	640
*	Great Canadian Gaming Corp.	50,530	628
	Nevsun Resources Ltd.	170,431	626
*	Endeavour Silver Corp.	140,652	612

*	Advantage Oil & Gas Ltd.	150,553	612
*	Argonaut Gold Inc.	135,040	609
	Centerra Gold Inc.	150,970	584
	Canaccord Genuity Group Inc.	94,877	583
*	Silver Standard Resources Inc.	74,196	582
	Alacer Gold Corp.	273,059	576
	Major Drilling Group International Inc.	78,660	571
*	BlackPearl Resources Inc.	238,948	536
*	Atrium Innovations Inc.	24,285	523
	Morguard REIT	33,752	495
*	Denison Mines Corp.	345,667	484
	Cogeco Cable Inc.	10,539	481
^	Extendicare Inc.	74,575	478
*	OceanaGold Corp.	252,309	458
*	Taseko Mines Ltd.	213,370	435
*	Dundee Precious Metals Inc.	116,276	417
^,* Pretium Resources Inc.		67,200	393
	Silvercorp Metals Inc.	147,593	378
^,* Thompson Creek Metals Co. Inc.		144,335	369
	Cascades Inc.	58,366	360
	Northern Property REIT	13,500	353
^,* Seabridge Gold Inc.		42,445	342
	GMP Capital Inc.	51,800	338
*	Rubicon Minerals Corp.	246,712	315
^	Atlantic Power Corp.	114,474	300
	Sprott Inc.	109,700	295
	Wi-Lan Inc.	97,900	293
	Torstar Corp. Class B	57,935	280
^	First National Financial Corp.	13,600	276
*	Continental Gold Ltd.	87,900	275
	Reitmans Canada Ltd. Class A	44,101	220
	InnVest REIT	39,343	180
*	Katanga Mining Ltd.	446,783	164
*	Gabriel Resources Ltd.	154,210	163
^,* Niko Resources Ltd.		54,400	127
*	Westport Innovations Inc.	7,000	119
			251,269
Chile (0.4%)
	Vina Concha y Toro SA	575,696	1,037
	Sonda SA	464,580	911
	Parque Arauco SA	416,832	712
	Inversiones Aguas Metropolitanas SA	431,765	695
	E.CL SA	521,882	633
	Ripley Corp. SA	834,041	470
	Sociedad Matriz SAAM SA	5,642,437	443
	Administradora de Fondos de Pensiones Habitat SA	351,216	443
	CFR Pharmaceuticals SA	1,915,306	388
	Sigdo Koppers SA	260,583	366
	Inversiones La Construccion SA	28,734	342
*	Cia Sud Americana de Vapores SA	7,455,806	303
	Salfacorp SA	348,027	300
	Besalco SA	356,875	292
	Masisa SA	3,858,986	188
	Norte Grande SA	21,271,562	67
			7,590

China (3.5%)
	China Everbright International Ltd.	2,532,968	3,303
	CSPC Pharmaceutical Group Ltd.	3,202,000	2,640
^	Beijing Enterprises Water Group Ltd.	4,090,915	2,299
	Sino Biopharmaceutical Ltd.	2,441,648	2,072
	Sihuan Pharmaceutical Holdings Group Ltd.	1,816,298	1,952
	Kingsoft Corp. Ltd.	577,043	1,871
	Haitian International Holdings Ltd.	624,497	1,350
^,* Hanergy Solar Group Ltd.		9,425,581	1,329
	AviChina Industry & Technology Co. Ltd.	2,199,841	1,280
*	Hunan Nonferrous Metal Corp. Ltd.	3,883,223	1,216
^	Biostime International Holdings Ltd.	134,276	1,156
	Skyworth Digital Holdings Ltd.	2,028,497	1,103
	Tong Ren Tang Technologies Co. Ltd.	309,744	1,064
^	Sinopec Kantons Holdings Ltd.	905,962	1,045
	CIMC Enric Holdings Ltd.	620,000	986
^	China Medical System Holdings Ltd.	837,800	956
^,* China Modern Dairy Holdings Ltd.		2,054,000	953
*	Coolpad Group Ltd.	1,779,978	950
	Intime Retail Group Co. Ltd.	912,937	916
^	China South City Holdings Ltd.	1,770,000	912
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	283,500	872
	Sunac China Holdings Ltd.	1,442,000	862
	Digital China Holdings Ltd.	792,671	776
^	China Power International Development Ltd.	2,275,320	761
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	446,000	747
	China Shanshui Cement Group Ltd.	2,203,893	731
^,* China High Speed Transmission Equipment Group Co. Ltd.		1,183,000	715
^,* VODone Ltd.		3,789,566	706
*	Kaisa Group Holdings Ltd.	2,286,000	675
*	China Resources and Transportation Group Ltd.	12,100,000	643
*	Kingdee International Software Group Co. Ltd.	1,701,200	643
	Dah Chong Hong Holdings Ltd.	1,091,924	638
	Ajisen China Holdings Ltd.	490,408	577
*	China WindPower Group Ltd.	5,950,000	576
	Huaneng Renewables Corp. Ltd.	1,326,000	551
^	Tibet 5100 Water Resources Holdings Ltd.	1,260,000	548
	China Oil & Gas Group Ltd.	3,200,000	545
*	BYD Electronic International Co. Ltd.	1,091,500	538
^	Sunny Optical Technology Group Co. Ltd.	652,000	535
*	China Power New Energy Development Co. Ltd.	5,340,000	531
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,669,417	510
^	Daphne International Holdings Ltd.	955,996	491
	Phoenix Satellite Television Holdings Ltd.	1,331,783	488
	China Singyes Solar Technologies Holdings Ltd.	425,600	485
	Fufeng Group Ltd.	1,242,606	484
*	China Lesso Group Holdings Ltd.	785,000	483
	Sinotrans Shipping Ltd.	1,365,190	449
*	Glorious Property Holdings Ltd.	2,780,000	449
*	China ZhengTong Auto Services Holdings Ltd.	742,000	448
	Anxin-China Holdings Ltd.	1,720,000	437
	Lao Feng Xiang Co. Ltd. Class B	177,120	434
	XTEP International Holdings	820,379	412
^,* China Precious Metal Resources Holdings Co. Ltd.		2,844,000	410
^,* China Metal Recycling Holdings Ltd.		332,400	404
	NetDragon Websoft Inc.	195,500	402
^	China Overseas Grand Oceans Group Ltd.	488,000	394

	Welling Holding Ltd.	1,203,600	379
	First Tractor Co. Ltd.	572,832	377
	Shenguan Holdings Group Ltd.	856,000	376
^	Baoxin Auto Group Ltd.	440,000	368
	Dongyue Group Ltd.	1,018,000	361
	Lijun International Pharmaceutical Holding Co. Ltd.	1,108,000	360
^	China Lumena New Materials Corp.	2,020,000	359
	Luthai Textile Co. Ltd. Class B	249,700	345
	NVC Lighting Holding Ltd.	1,318,000	345
	TCL Multimedia Technology Holdings Ltd.	737,842	343
	Tianjin Port Development Holdings Ltd.	2,389,976	342
*	Interchina Holdings Co.	5,415,000	342
	Beijing Capital Land Ltd.	1,000,000	340
	Fantasia Holdings Group Co. Ltd.	1,986,000	336
*	CIFI Holdings Group Co. Ltd.	1,632,000	333
	Jiangsu Future Land Co. Ltd. Class B	564,050	333
	China Shineway Pharmaceutical Group Ltd.	220,000	325
*	Tech Pro Technology Development Ltd.	662,000	322
	Hangzhou Steam Turbine Co. Class B	237,812	316
	Tianneng Power International Ltd.	710,000	313
*	Livzon Pharmaceutical Group Inc.	51,500	311
	West China Cement Ltd.	2,640,000	307
*	Shanghai Industrial Urban Development Group Ltd.	1,338,000	290
*	China Machinery Engineering Corp.	385,000	288
*	Chinasoft International Ltd.	920,000	276
	Dalian Port PDA Co. Ltd.	1,268,538	276
	China Water Affairs Group Ltd.	876,000	272
	China National Accord Medicines Corp. Ltd. Class B	52,900	271
*	MMG Ltd.	1,320,127	269
*	North Mining Shares Co. Ltd.	6,390,000	267
	Tiangong International Co. Ltd.	996,000	267
*	China Huiyuan Juice Group Ltd.	455,000	259
	C C Land Holdings Ltd.	1,173,000	252
	Cosco International Holdings Ltd.	626,000	251
	Shanghai Diesel Engine Co. Ltd. Class B	327,400	251
*	Shougang Concord International Enterprises Co. Ltd.	4,959,116	246
^	Vinda International Holdings Ltd.	155,000	245
	Yuexiu Transport Infrastructure Ltd.	494,000	244
	Wasion Group Holdings Ltd.	400,000	242
	Xingda International Holdings Ltd.	432,000	236
	China Datang Corp. Renewable Power Co. Ltd.	1,189,000	233
*	Mingfa Group International Co. Ltd.	868,000	227
	Powerlong Real Estate Holdings Ltd.	1,193,000	227
	Billion Industrial Holdings Ltd.	400,500	226
^	Hengdeli Holdings Ltd.	1,053,765	223
	Weiqiao Textile Co.	390,500	210
	MIE Holdings Corp.	1,070,000	190
*	Tianjin Development Hldgs Ltd.	300,000	187
	Shanghai Baosight Software Co. Ltd. Class B	90,870	187
^,* Comba Telecom Systems Holdings Ltd.		545,675	186
	China Fangda Group Co. Ltd. Class B	436,800	182
	Hubei Sanonda Co. Ltd. Class B	178,600	181
*	Lonking Holdings Ltd.	869,313	175
*	Winsway Coking Coal Holdings Ltd.	3,198,870	171
	China Lilang Ltd.	269,000	160
	Huaxin Cement Co. Ltd. Class B	109,100	158
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	254,429	155

	Xiamen International Port Co. Ltd.	1,177,000	154
*	Chongqing Iron & Steel Co. Ltd.	1,045,412	147
	Hainan Meilan International Airport Co. Ltd.	166,000	147
	Minmetals Land Ltd.	1,184,000	145
^	361 Degrees International Ltd.	552,000	142
	Maoye International Holdings Ltd.	923,459	140
	Yuanda China Holdings Ltd.	1,756,000	138
	Peak Sport Products Co. Ltd.	523,756	138
*	Sinolink Worldwide Holdings Ltd.	1,446,000	135
	Qingling Motors Co. Ltd.	476,929	133
	Lingbao Gold Co. Ltd.	748,558	133
	Eastern Communications Co. Ltd. Class B	269,950	132
*	INESA Electron Co. Ltd. Class B	268,933	129
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	138,500	126
	O-Net Communications Group Ltd.	397,000	125
*	SRE Group Ltd.	4,077,142	123
	China Automation Group Ltd.	566,670	117
*	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	115
	Hefei Meiling Co. Ltd. Class B	184,160	115
	China ITS Holdings Co. Ltd.	531,000	112
*	Sparkle Roll Group Ltd.	1,392,000	111
	Changchai Co. Ltd. Class B	179,100	105
*	China Rare Earth Holdings Ltd.	770,000	105
^,* Hidili Industry International Development Ltd.		815,000	102
^,* Boshiwa International Holding Ltd.		469,000	101
*	Chengde Nanjiang Co. Ltd. Class B	271,700	100
*	Great Wall Technology Co. Ltd.	252,000	99
	Chen Hsong Holdings	322,000	98
	Guangdong Provincial Expressway Development Co. Ltd. Class B	299,900	97
	Huangshan Tourism Development Co. Ltd. Class B	77,300	96
*	HKC Holdings Ltd.	3,000,460	95
*	China Vanadium Titano - Magnetite Mining Co. Ltd.	742,000	95
	Jingwei Textile Machinery	120,000	94
*	Kama Co. Ltd. Class B	171,000	91
*	SGSB Group Co. Ltd. Class B	153,400	89
	Chongqing Machinery & Electric Co. Ltd.	758,000	88
	Wafangdian Bearing Co. Ltd. Class B	150,200	87
	Shanghai Highly Group Co. Ltd. Class B	147,000	84
	Shanghai Yaohua Pilkington Glass Group Co. Ltd.	139,400	76
	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	68
*	Jinchuan Group International Resources Co. Ltd.	644,000	68
	Real Nutriceutical Group Ltd.	314,000	67
*	China Textile Machinery Class B	80,200	65
*	Xinjiang Xinxin Mining Industry Co. Ltd.	436,000	64
*	China Green Holdings Ltd.	729,928	63
*	China High Precision Automation Group Ltd.	401,000	63
*	Shanghai Dajiang Food Group Co. Ltd. Class B	158,400	60
	Fiyta Holdings Ltd. Class B	73,309	59
*	Shanghai Potevio Co. Ltd. Class B	83,300	56
*	Shenzhen International Enterprise Class B	38,200	56
	Dalian Refrigeration Co. Ltd. Class B	57,600	54
*	Shanghai Automation Instrumentation Co. Ltd. Class B	71,500	45
*	Shenzhen Nanshan Power Co. Ltd. Class B	132,150	44
*	Jinshan Development & Construction Co. Ltd. Class B	67,500	42
*	China Tontine Wines Group Ltd.	952,000	41
*	Real Gold Mining Ltd.	239,476	26

* Chigo Holding Ltd.	1,038,000	25
		70,641
Colombia (0.1%)
Banco Davivienda SA Prior Pfd.	102,306	1,086

Denmark (1.7%)
* Vestas Wind Systems A/S	199,668	6,589
Pandora A/S	102,958	5,881
GN Store Nord A/S	166,797	3,958
* Jyske Bank A/S	68,951	3,529
Topdanmark A/S	90,880	2,399
* Sydbank A/S	73,149	1,862
* Genmab A/S	44,393	1,759
NKT Holding A/S	23,228	1,351
* SimCorp A/S	36,270	1,326
Royal UNIBREW	8,063	1,019
* Matas A/S	35,677	963
ALK-Abello A/S	6,408	837
Schouw & Co.	10,765	473
* Alm Brand A/S	100,333	472
D/S Norden A/S	8,002	374
Solar A/S Class B	4,444	287
* Bang & Olufsen A/S	24,421	249
* Auriga Industries Class B	7,220	227
* Bavarian Nordic A/S	11,876	206
		33,761
Egypt (0.1%)
Orascom Telecom Media And Technology Holding SAE	1,850,079	308
* Six of October Development & Investment	66,991	221
* Palm Hills Developments SAE	435,649	195
* Medinet Nasr Housing	51,733	176
* Amer Group Holding	1,017,108	168
Arab Cotton Ginning	184,483	121
Oriental Weavers	23,058	119
* Egyptian Resorts Co.	494,654	107
Heliopolis Co. for Housing and Construction SAE	26,698	96
* Egyptian Financial & Industrial Co.	43,090	76
* Maridive & Oil Services SAE	71,848	75
* Abu Dhabi Islamic Bank	53,172	63
* Nile Cotton Ginning	31,192	29
		1,754
Finland (1.8%)
Elisa Oyj	161,551	4,145
Pohjola Bank plc Class A	180,272	3,544
Huhtamaki Oyj	104,425	2,591
Orion Oyj Class B	97,294	2,541
Amer Sports Oyj	118,814	2,451
Konecranes Oyj	60,694	2,138
^ Outotec Oyj	172,468	1,758
YIT Oyj	122,513	1,539
Tieto Oyj	69,105	1,517
Cargotec Oyj Class B	40,452	1,438
* Caverion Corp.	122,377	1,192
Sponda Oyj	234,636	1,135
Kemira Oyj	74,936	1,042
Uponor Oyj	55,341	887

	Ramirent Oyj	71,201	844
	Metsa Board Oyj	211,306	840
	Rautaruukki Oyj	69,281	820
	Sanoma Oyj	98,949	781
	Raisio plc	125,198	759
	Citycon Oyj	220,203	751
	Lassila & Tikanoja Oyj	33,557	666
^,* Outokumpu Oyj		965,337	561
	Cramo Oyj	25,473	505
	Stockmann OYJ Abp Class B	27,984	425
	Oriola-KD Oyj	81,211	288
	Finnair Oyj	62,595	235
*	Poyry Oyj	31,862	180
	F-Secure Oyj	54,452	157
	HKScan Oyj	22,851	114
			35,844
France (2.5%)
^	Ingenico	41,256	3,545
	Teleperformance	53,440	3,126
^	Neopost SA	33,724	2,857
	Eurofins Scientific SE	7,922	2,016
	Orpea	36,683	2,010
	Rubis SCA	29,866	1,940
	Havas SA	240,214	1,880
*	Faurecia	45,709	1,803
	Nexans SA	31,028	1,453
	Plastic Omnium SA	53,403	1,381
	Metropole Television SA	62,606	1,357
	IPSOS	31,296	1,342
*	UBISOFT Entertainment	95,554	1,334
	Etablissements Maurel et Prom	82,377	1,332
	Bourbon SA	45,533	1,257
*	Technicolor SA	251,053	1,245
	Medica SA	39,761	1,139
	Altran Technologies SA	115,176	1,053
	Vicat	14,882	1,040
	Virbac SA	4,411	985
	Nexity SA	23,131	923
	Alten SA	19,542	882
	Saft Groupe SA	23,212	813
	Rallye SA	20,005	785
	Mercialys SA	37,203	762
*	GameLoft SE	80,744	737
	Sartorius Stedim Biotech	3,809	680
	Vilmorin & Cie SA	5,072	664
	Sopra Group SA	5,831	641
	LISI	3,423	574
	Boiron SA	7,802	552
*	Beneteau SA	32,760	500
	Societe d'Edition de Canal &	62,415	494
*	Derichebourg SA	142,870	492
*	Club Mediterranee SA	20,870	489
	April	20,185	454
	Faiveley Transport SA	5,908	431
	ALBIOMA	17,520	427
	Groupe Steria SCA	19,959	403
*	FFP	6,439	373

	Mersen	11,733	367
	Ciments Francais SA	4,617	365
	Jacquet Metal Service	19,501	356
	Bonduelle S.C.A.	13,824	351
*	Bull	64,342	320
^,* SOITEC		154,069	307
*	Groupe Fnac	9,148	283
	MPI	72,195	283
*	Euro Disney SCA	46,641	269
	Societe de la Tour Eiffel	3,899	261
	Esso SA Francaise	4,577	256
*	Trigano SA	8,932	227
	Assystem	7,796	217
*	Parrot SA	7,881	217
	Stallergenes SA	2,818	215
*	Boursorama	18,049	211
^,* Solocal Group		107,918	192
	Seche Environnement SA	4,100	183
	Manitou BF SA	9,233	162
	Guerbet	4,184	144
*	Haulotte Group SA	9,244	137
	GL Events	5,304	120
^	Maisons France Confort	2,157	88
	Union Financiere de France BQE SA	3,200	78
*	Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	6
			51,786
Germany (4.7%)
*	ProSiebenSat.1 Media AG	209,363	9,383
	Symrise AG	106,334	4,845
	Wirecard AG	102,118	4,459
*	Sky Deutschland AG	453,192	4,119
	Freenet AG	106,769	3,257
	Deutsche Wohnen AG	165,531	3,098
	LEG Immobilien AG	47,666	2,838
	Stada Arzneimittel AG	56,942	2,714
	Aurubis AG	43,314	2,508
	Leoni AG	31,182	2,419
*	MorphoSys AG	25,696	2,249
*	Deutsche Wohnen AG	120,085	2,183
	Rhoen Klinikum AG	71,042	2,093
	Gerresheimer AG	30,799	2,070
	Wincor Nixdorf AG	28,233	2,005
	DMG MORI SEIKI AG	59,995	1,939
	Deutsche Euroshop AG	44,931	1,896
*	GAGFAH SA	124,289	1,784
	Norma Group SE	31,235	1,688
*	Aareal Bank AG	44,166	1,626
^	SGL Carbon SE	42,258	1,578
*	KION Group AG	31,020	1,420
	KUKA AG	29,088	1,392
*	Dialog Semiconductor plc	69,817	1,357
	TAG Immobilien AG	112,035	1,356
*	Kloeckner & Co. SE	83,714	1,246
	Rational AG	4,028	1,238
*	Aixtron SE	78,734	1,200
	ElringKlinger AG	31,985	1,180
	Gerry Weber International AG	26,493	1,178

	Jungheinrich AG Prior Pfd.	15,818	1,152
	Duerr AG	13,553	1,141
	Pfeiffer Vacuum Technology AG	9,412	1,118
	Krones AG	13,380	1,070
	Alstria Office REIT-AG	78,810	1,023
	Bechtle AG	11,901	876
*	Deutz AG	86,946	863
	Vossloh AG	8,917	847
	CTS Eventim AG	16,106	822
*	Nordex SE	59,080	789
	KWS Saat AG	2,251	757
	Biotest AG Prior Pfd.	6,507	725
	Draegerwerk AG & Co. KGaA Prior Pfd.	5,904	719
	Indus Holding AG	18,003	713
	Jenoptik AG	42,162	709
	Rheinmetall AG	10,992	705
	BayWa AG	13,458	702
*	Heidelberger Druckmaschinen AG	165,624	681
	KSB AG Prior Pfd.	1,105	661
	Sixt SE Prior Pfd.	22,563	617
	Bertrandt AG	4,101	610
	Grenkeleasing AG	6,323	589
*	DIC Asset AG	59,405	535
	GFK SE	9,411	517
	Takkt AG	25,446	479
	CAT Oil AG	20,245	460
	Carl Zeiss Meditec AG	15,332	449
	Hamburger Hafen und Logistik AG	16,872	421
	Kontron AG	54,723	379
	Sixt SE	11,452	376
	SMA Solar Technology AG	8,955	375
	Bauer AG	13,441	343
	QSC AG	56,381	307
*	Deutsche Beteiligungs AG	9,994	299
	Draegerwerk AG & Co. KGaA	2,797	283
*	Patrizia Immobilien AG	25,654	267
*	H&R AG	19,756	233
	Comdirect Bank AG	17,837	203
^,* Air Berlin plc		63,732	172
	Delticom AG	3,695	160
	CropEnergies AG	10,226	79
			96,544
Greece (0.9%)
	OPAP SA	207,215	2,672
	Piraeus Bank SA	957,016	2,225
	National Bank of Greece SA	389,400	1,727
*	JUMBO SA	89,771	1,523
*	Alpha Bank AE	1,644,192	1,487
	Public Power Corp. SA	101,245	1,353
*	Titan Cement Co. SA	49,623	1,333
*	Alpha Bank Warrants Exp. 12/10/2017	618,995	1,077
*	Folli Follie SA	32,816	989
	Motor Oil Hellas Corinth Refineries SA	58,459	673
	Hellenic Exchanges SA	63,027	620
*	Mytilineos Holdings SA	76,853	602
*	Ellaktor SA	107,389	486
*	Eurobank Properties Real Estate Investment Co.	41,275	421

	Metka SA	23,455	373
	Athens Water Supply & Sewage Co. SA	28,026	288
*	Marfin Investment Group Holdings SA	476,822	271
	Intralot SA-Integrated Lottery Systems & Services	99,887	262
*	Frigoglass SA	33,992	202
*	TT Hellenic Postbank SA	44,448	10
			18,594
Hong Kong (1.4%)
	Minth Group Ltd.	690,219	1,331
	Pacific Basin Shipping Ltd.	1,962,766	1,200
	NagaCorp Ltd.	1,214,228	1,151
*	Citic 21CN Co. Ltd.	2,189,876	1,037
	Vitasoy International Holdings Ltd.	743,908	1,035
^	REXLot Holdings Ltd.	6,629,448	1,030
	Luk Fook Holdings International Ltd.	313,000	1,015
	Giordano International Ltd.	1,186,399	851
	K Wah International Holdings Ltd.	1,042,000	813
	Yuexiu REIT	1,639,000	771
	Yingde Gases Group Co. Ltd.	877,000	771
	Towngas China Co. Ltd.	639,000	747
	Chow Sang Sang Holdings International Ltd.	272,541	731
	Newocean Energy Holdings Ltd.	826,000	696
	SA SA International Holdings Ltd.	729,747	694
	Stella International Holdings Ltd.	282,091	664
	Pacific Textiles Holdings Ltd.	406,000	576
*	TCL Communication Technology Holdings Ltd.	517,542	560
*	G-Resources Group Ltd.	21,999,190	557
^	Truly International Holdings Ltd.	983,000	537
^	SmarTone Telecommunications Holdings Ltd.	466,470	514
^	Anton Oilfield Services Group	772,000	490
	Ju Teng International Holdings Ltd.	742,000	490
	Man Wah Holdings Ltd.	248,000	450
*	Xinchen China Power Holdings Ltd.	733,000	440
	Varitronix International Ltd.	386,000	419
^	Honghua Group Ltd.	1,473,000	413
	Far East Consortium International Ltd.	1,053,858	388
^,* Sinopoly Battery Ltd.		9,020,080	378
	China Aerospace International Holdings Ltd.	3,686,000	372
	TCC International Holdings Ltd.	739,000	367
	Sunlight REIT	1,000,000	364
	Value Partners Group Ltd.	563,000	362
	Trinity Ltd.	1,266,000	360
	New World Department Store China Ltd.	678,966	345
*	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	718,879	341
	Ports Design Ltd.	453,072	326
*	Yanchang Petroleum International Ltd.	5,710,000	311
	Singamas Container Holdings Ltd.	1,307,960	297
^	Microport Scientific Corp.	457,000	294
	AMVIG Holdings Ltd.	716,000	294
	CITIC Telecom International Holdings Ltd.	971,004	292
	Emperor Watch & Jewellery Ltd.	4,230,000	276
	Prosperity REIT	944,000	270
	HKR International Ltd.	510,400	236
	Midland Holdings Ltd.	514,000	235
*	Sino Oil And Gas Holdings Ltd.	8,770,000	230
*	Lai Sun Development	8,974,000	224
	Yip's Chemical Holdings Ltd.	272,000	220

	Regal Hotels International Holdings Ltd.	414,000	216
	Dickson Concepts International Ltd.	377,166	213
*	United Laboratories International Holdings Ltd.	322,500	185
	YGM Trading Ltd.	85,000	184
	Road King Infrastructure Ltd.	189,346	172
*	L'sea Resources International Holdings Ltd.	3,050,000	151
*	Inspur International Ltd.	736,000	150
^,* Silver base Group Holdings Ltd.		1,166,475	146
	Polytec Asset Holdings Ltd.	940,000	137
*	Neo-Neon Holdings Ltd.	591,500	128
*	CST Mining Group Ltd.	15,432,000	121
	SOCAM Development Ltd.	124,725	120
*	Mongolia Energy Corp. Ltd.	3,603,000	114
	Henderson Investment Ltd.	1,405,000	112
	IT Ltd.	412,000	105
*	Pou Sheng International Holdings Ltd.	2,032,500	92
	TPV Technology Ltd.	436,000	90
	EVA Precision Industrial Holdings Ltd.	696,000	88
*	Heng Tai Consumables Group Ltd.	3,480,750	75
*	PetroAsian Energy Holdings Ltd.	3,380,000	56
*	Hong Kong Television Network Ltd.	129,000	48
	Oriental Press Group	262,000	30
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
			29,499
India (1.2%)
	Apollo Hospitals Enterprise Ltd.	75,032	1,110
	Aurobindo Pharma Ltd.	143,003	1,071
	Mahindra & Mahindra Financial Services Ltd.	236,832	919
	LIC Housing Finance Ltd.	266,701	829
	Marico Ltd.	230,152	785
	Motherson Sumi Systems Ltd.	226,629	736
	UPL Ltd.	238,726	715
	Mindtree Ltd.	28,642	649
*	Jubilant Foodworks Ltd.	34,638	590
	Havells India Ltd.	44,824	554
*	Federal Bank Ltd.	437,320	543
	Eicher Motors Ltd.	7,147	528
	ING Vysya Bank Ltd.	55,914	468
	Emami Ltd.	60,451	439
	CESC Ltd.	62,212	433
	Jammu & Kashmir Bank Ltd.	18,934	419
	MAX India Ltd.	137,997	417
	Apollo Tyres Ltd.	225,464	404
	Biocon Ltd.	57,919	401
*	Just Dial Ltd.	17,558	398
	Arvind Ltd.	164,332	389
	Bhushan Steel Ltd.	51,363	381
	Bajaj Finserv Ltd.	34,801	378
	Tata Global Beverages Ltd.	165,766	373
	Ipca Laboratories Ltd.	26,037	344
	Bajaj Finance Ltd.	12,793	312
	Hexaware Technologies Ltd.	145,401	311
	Torrent Pharmaceuticals Ltd.	34,950	301
	Petronet LNG Ltd.	161,848	284
	Thermax Ltd.	26,379	266
	IFCI Ltd.	715,531	260
	Indian Hotels Co. Ltd.	277,839	256

Coromandel International Ltd.	78,364	255
* Suzlon Energy Ltd.	1,486,189	251
Jain Irrigation Systems Ltd.	249,031	248
* Hathway Cable & Datacom Ltd.	60,302	245
Videocon Industries Ltd.	88,639	236
Voltas Ltd.	133,317	225
L&T Finance Holdings Ltd.	206,503	225
* Sun Pharma Advanced Research Co. Ltd.	80,312	208
Indiabulls Real Estate Ltd.	234,345	202
Syndicate Bank	144,831	196
Polaris Financial Technology Ltd.	88,447	192
McLeod Russel India Ltd.	45,274	185
* Dish TV India Ltd.	243,226	185
Radico Khaitan Ltd.	72,936	179
South Indian Bank Ltd.	555,816	177
Engineers India Ltd.	69,398	161
India Infoline Ltd.	157,859	159
* Housing Development & Infrastructure Ltd.	236,582	158
TVS Motor Co. Ltd.	121,091	150
Strides Arcolab Ltd.	24,786	149
Sobha Developers Ltd.	33,742	142
CMC Ltd.	6,256	141
Jindal Saw Ltd.	166,808	137
PTC India Ltd.	152,703	135
* Jet Airways India Ltd.	35,377	133
UCO Bank	125,897	133
Karnataka Bank Ltd.	86,492	131
IRB Infrastructure Developers Ltd.	108,643	131
The Ramco Cements Ltd.	49,129	127
Gujarat Mineral Development Corp. Ltd.	69,409	127
* Amtek Auto Ltd.	121,519	124
Gateway Distriparks Ltd.	59,349	119
Central Bank Of India	158,386	114
Indraprastha Gas Ltd.	28,904	114
Gujarat State Petronet Ltd.	128,117	113
Indian Bank	72,586	113
Gujarat Gas Co. Ltd.	28,068	109
Shree Renuka Sugars Ltd.	360,673	107
Andhra Bank	115,901	107
Indian Overseas Bank	142,349	105
Sintex Industries Ltd.	191,650	104
Allahabad Bank	77,424	98
Alstom T&D India Ltd.	32,561	96
Rolta India Ltd.	93,332	95
India Cements Ltd.	105,695	91
Century Textiles & Industries Ltd.	19,210	90
Raymond Ltd.	20,579	89
Alstom India Ltd.	17,227	87
Chambal Fertilizers & Chemicals Ltd.	133,715	83
Financial Technologies India Ltd.	18,072	78
* Pipavav Defence & Offshore Engineering Co. Ltd.	140,055	76
* Punj Lloyd Ltd.	166,563	76
Balrampur Chini Mills Ltd.	122,782	72
Multi Commodity Exchange of India Ltd.	8,774	70
Welspun Corp. Ltd.	76,049	69
* Bajaj Hindusthan Ltd.	325,470	63
Gujarat State Fertilisers & Chemicals Ltd.	82,282	61

SREI Infrastructure Finance Ltd.	177,118	60
Vijaya Bank	99,615	58
* Lanco Infratech Ltd.	462,657	52
* Schneider Electric Infrastructure Ltd.	50,828	52
NCC Ltd.	128,432	51
* IVRCL Ltd.	254,830	44
Manappuram Finance Ltd.	136,432	43
* Nagarjuna Fertilizers & Chemicals Ltd.	233,445	42
* Hindustan Construction Co. Ltd.	199,564	41
Ruchi Soya Industries Ltd.	81,978	41
Bombay Dyeing & Manufacturing Co. Ltd.	42,640	38
* Parsvnath Developers Ltd.	98,992	37
* Gujarat NRE Coke Ltd.	249,119	37
* Shipping Corp. of India Ltd.	62,424	37
Monnet Ispat & Energy Ltd.	22,411	33
* Tata Teleservices Maharashtra Ltd.	275,959	31
Future Retail Ltd.	19,527	26
Era Infra Engineering Ltd.	77,455	18
* Marico Kaya Enterprises Ltd.	4,603	9
		24,859
Indonesia (0.6%)
Lippo Karawaci Tbk PT	18,281,818	1,412
Summarecon Agung Tbk PT	10,077,168	791
Bumi Serpong Damai PT	6,351,921	751
* Trada Maritime Tbk PT	5,507,500	745
Ciputra Development Tbk PT	10,166,000	714
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,059,000	680
Alam Sutera Realty Tbk PT	14,420,500	605
MNC Investama Tbk PT	23,771,810	580
Tower Bersama Infrastructure Tbk PT	1,126,000	572
AKR Corporindo Tbk PT	1,312,000	474
Pakuwon Jati Tbk PT	18,625,068	468
* Citra Marga Nusaphala Persada Tbk PT	1,421,500	385
Medco Energi Internasional Tbk PT	1,752,671	342
Ramayana Lestari Sentosa Tbk PT	3,183,500	329
Mitra Adiperkasa Tbk PT	662,500	295
Bank Tabungan Negara Persero Tbk PT	3,948,170	292
Wijaya Karya Persero Tbk PT	1,775,000	284
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,028,025	275
Holcim Indonesia Tbk PT	1,515,977	258
* Bakrieland Development Tbk PT	59,105,466	242
* Garuda Indonesia Persero Tbk PT	6,048,000	239
* Energi Mega Persada Tbk PT	39,681,500	231
Gajah Tunggal Tbk PT	1,340,000	206
Surya Semesta Internusa Tbk PT	3,429,500	190
* Agis Tbk PT	4,733,000	171
Bisi International PT	3,868,340	167
* Bakrie and Brothers Tbk PT	39,998,343	164
Timah Persero Tbk PT	1,460,907	153
Intiland Development Tbk PT	4,902,000	130
Salim Ivomas Pratama Tbk PT	2,119,500	126
Agung Podomoro Land Tbk PT	6,369,500	119
Harum Energy Tbk PT	587,500	116
* Krakatau Steel Persero Tbk PT	2,114,000	84
* Bakrie Sumatera Plantations Tbk PT	20,409,000	84
Sampoerna Agro PT	545,500	79
Indika Energy Tbk PT	1,327,939	59

*	Bakrie Telecom Tbk PT	13,034,573	53
*	Delta Dunia Makmur Tbk PT	3,162,000	24
			12,889
Ireland (0.9%)
	Smurfit Kappa Group plc	142,960	3,352
	Kingspan Group plc	164,957	3,152
	Paddy Power plc	37,528	2,960
	Glanbia plc	164,588	2,391
*	Grafton Group plc	208,887	2,042
	C&C Group plc	301,927	1,709
*	Kenmare Resources plc	2,725,113	782
	FBD Holdings plc	21,150	508
	Aer Lingus Group plc	136,095	264
	Smurfit Kappa Group plc	6,094	142
	C&C Group plc	11,196	63
			17,365
Israel (0.4%)
	Frutarom Industries Ltd.	30,760	671
*	Given Imaging Ltd.	18,132	540
*	Nova Measuring Instruments Ltd.	44,923	483
*	Allot Communications Ltd.	27,645	442
	Alony Hetz Properties & Investments Ltd.	68,514	440
	Ituran Location and Control Ltd.	17,446	382
*	Nitsba Holdings 1995 Ltd.	24,755	365
	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,986	291
*	Jerusalem Oil Exploration	7,103	283
	Melisron Ltd.	10,705	279
*	AudioCodes Ltd.	35,741	259
	Amot Investments Ltd.	87,438	259
	Menorah Mivtachim Holdings Ltd.	22,193	259
*	Kamada Ltd.	16,994	258
	Phoenix Holdings Ltd.	65,983	231
	Elco Holdings Ltd.	16,380	213
	Norstar Holdings Inc.	7,407	198
	Jerusalem Economy Ltd.	21,043	181
	Electra Ltd.	1,217	171
*	Africa Israel Properties Ltd.	10,135	158
*	Tower Semiconductor Ltd.	22,945	142
*	Discount Investment Corp.	17,081	127
*	Gilat Satellite Networks Ltd.	25,869	120
*	Africa Israel Investments Ltd.	47,429	105
*	Hadera Paper Ltd.	1,743	87
	Property & Building Corp.	1,263	83
*	Ceragon Networks Ltd.	20,084	63
	Babylon Ltd.	23,335	53
			7,143
Italy (2.6%)
*	Banca Popolare dell'Emilia Romagna SC	324,326	3,063
*	UnipolSai SPA	808,378	2,434
	Azimut Holding SPA	83,767	2,425
*	Yoox SPA	52,758	1,997
^,* Banca Popolare di Milano Scarl		3,148,435	1,903
*	World Duty Free SPA	121,853	1,770
	Tod's SPA	12,817	1,752
	Banca Generali SPA	53,774	1,647
	Banca Popolare di Sondrio SCARL	286,152	1,596

	Recordati SPA	92,765	1,452
	Salvatore Ferragamo SPA	46,307	1,433
	A2A SPA	1,275,727	1,375
	Unipol Gruppo Finanziario SPA Prior Pfd.	257,125	1,309
	Hera SPA	556,420	1,286
	DiaSorin SPA	27,831	1,250
	Unipol Gruppo Finanziario SPA	216,334	1,237
	Societa Cattolica di Assicurazioni SCRL	48,482	1,222
	Ansaldo STS SPA	108,538	1,209
*	Autogrill SPA	122,239	1,121
*	Sorin SPA	379,641	1,111
	Danieli & C Officine Meccaniche SPA	46,078	1,043
	Interpump Group SPA	77,034	997
	Brembo SPA	29,810	772
	De'Longhi SPA	46,091	758
*	Banca Piccolo Credito Valtellinese Scarl	467,362	756
	Credito Emiliano SPA	92,020	753
*	Safilo Group SPA	30,305	703
	Astaldi SPA	72,810	693
	ERG SPA	48,691	670
	ACEA SPA	59,293	654
	Beni Stabili SPA	855,994	634
	Iren SPA	432,735	612
	Piaggio & C SPA	194,312	594
*	Italmobiliare SPA	26,864	579
	Brunello Cucinelli SPA	20,473	558
	Italcementi SPA	55,958	552
	ASTM SPA	35,981	541
	Indesit Co. SPA	37,126	507
	MARR SPA	30,867	488
	Societa Iniziative Autostradali e Servizi SPA	48,856	487
	Italcementi SPA RSP	90,286	462
*	Cofide SPA	603,774	460
^	RCS MediaGroup SPA	223,210	458
	Ei Towers SPA	9,325	457
*	CIR-Compagnie Industriali Riunite SPA	312,658	451
	Industria Macchine Automatiche SPA	10,241	428
	Amplifon SPA	76,629	413
^,* Banca Carige SPA		646,219	346
	Danieli & C Officine Meccaniche SPA	10,325	345
	Cementir Holding SPA	51,239	306
^,* Saras SPA		245,561	299
	Banco di Desio e della Brianza SPA	62,777	221
*	Arnoldo Mondadori Editore SPA	120,694	218
	Sogefi SPA	40,379	218
^	Geox SPA	53,289	215
*	Gruppo Editoriale L'Espresso SPA	95,893	210
	Esprinet SPA	24,928	207
	Trevi Finanziaria Industriale SPA	23,660	199
*	Falck Renewables SPA	97,198	182
*	Italmobiliare SPA	3,975	149
	Zignago Vetro SPA	20,621	145
*	DeA Capital SPA	54,287	89
*	Juventus Football Club SPA	290,159	88
*	Fiera Milano SPA	8,283	86
	Immobiliare Grande Distribuzione	62,539	83
			52,678

Japan (11.4%)
Coca-Cola East Japan Co. Ltd.	72,082	1,773
Tokuyama Corp.	343,050	1,381
Tadano Ltd.	93,807	1,318
Tokai Tokyo Financial Holdings Inc.	148,684	1,288
Temp Holdings Co. Ltd.	41,800	1,264
* Leopalace21 Corp.	238,500	1,238
Duskin Co. Ltd.	64,764	1,238
* Oki Electric Industry Co. Ltd.	519,506	1,186
TS Tech Co. Ltd.	31,585	1,159
OSG Corp.	62,294	1,148
Accordia Golf Co. Ltd.	85,700	1,121
Sanwa Holdings Corp.	160,637	1,110
Nihon Kohden Corp.	28,381	1,106
Japan Airport Terminal Co. Ltd.	55,327	1,103
Toho Holdings Co. Ltd.	62,318	1,099
Hanwa Co. Ltd.	206,415	1,059
Resorttrust Inc.	61,656	1,057
Start Today Co. Ltd.	47,800	1,054
Nifco Inc.	39,108	1,019
GMO internet Inc.	82,746	1,010
* Kenedix Inc.	246,200	1,002
Topcon Corp.	72,046	997
Wacom Co. Ltd.	155,800	991
Daifuku Co. Ltd.	80,461	958
Okumura Corp.	216,213	951
IT Holdings Corp.	56,600	935
Kyowa Exeo Corp.	69,990	909
Nishimatsu Construction Co. Ltd.	259,000	906
Hitachi Zosen Corp.	126,420	906
Ship Healthcare Holdings Inc.	23,400	894
HIS Co. Ltd.	16,200	887
IBJ Leasing Co. Ltd.	33,501	882
United Arrows Ltd.	27,055	879
UACJ Corp.	225,852	877
Okasan Securities Group Inc.	94,000	871
Tsubakimoto Chain Co.	111,250	870
Hitachi Kokusai Electric Inc.	65,542	862
Sanken Electric Co. Ltd.	126,869	861
Nachi-Fujikoshi Corp.	136,742	857
Horiba Ltd.	23,614	856
NOF Corp.	121,202	846
Iwatani Corp.	146,740	840
Daibiru Corp.	74,747	839
* Kiyo Bank Ltd.	63,596	836
Enplas Corp.	12,285	820
Fujitec Co. Ltd.	67,000	820
Fuji Soft Inc.	35,021	808
Nikkiso Co. Ltd.	63,257	801
ASKUL Corp.	21,100	800
Inaba Denki Sangyo Co. Ltd.	25,115	796
Pigeon Corp.	17,400	791
Toyo Ink SC Holdings Co. Ltd.	160,151	780
Toyo Tire & Rubber Co. Ltd.	138,000	777
Arcs Co. Ltd.	41,100	766
Nitto Boseki Co. Ltd.	175,024	762
SHO-BOND Holdings Co. Ltd.	15,700	752

	Sumitomo Warehouse Co. Ltd.	141,208	751
	Makino Milling Machine Co. Ltd.	88,901	733
	Fuyo General Lease Co. Ltd.	21,049	732
	Tokyo Dome Corp.	122,000	727
	Heiwa Real Estate Co. Ltd.	47,276	726
	Fuji Oil Co. Ltd.	48,698	717
	Daio Paper Corp.	83,454	711
	Toagosei Co. Ltd.	169,584	706
	ADEKA Corp.	64,255	704
	MOS Food Services Inc.	33,710	704
	Komori Corp.	44,100	689
	Nihon Unisys Ltd.	66,961	680
	Nippon Soda Co. Ltd.	119,587	680
	Penta-Ocean Construction Co. Ltd.	189,000	677
*	Ulvac Inc.	41,600	675
^	Kadokawa Corp.	20,750	667
	Noritz Corp.	31,935	662
	Ryosan Co. Ltd.	32,079	662
	Maeda Corp.	98,306	659
	Sankyu Inc.	173,014	652
^,* Sumitomo Mitsui Construction Co. Ltd.		578,300	650
	Nissin Kogyo Co. Ltd.	31,709	646
	Meitec Corp.	24,146	645
	Japan Securities Finance Co. Ltd.	94,141	643
	Aica Kogyo Co. Ltd.	34,844	642
	Hazama Ando Corp.	179,700	641
	Tokyo Ohka Kogyo Co. Ltd.	32,073	640
	Internet Initiative Japan Inc.	26,000	631
	Japan Aviation Electronics Industry Ltd.	41,000	630
	Yodogawa Steel Works Ltd.	145,113	621
	Nippon Shinyaku Co. Ltd.	31,571	617
	Nihon Parkerizing Co. Ltd.	28,596	616
	Tokyo Seimitsu Co. Ltd.	31,623	615
	Mandom Corp.	17,911	614
	Aida Engineering Ltd.	55,400	613
	Miyazaki Bank Ltd.	217,932	607
	Nichi-iko Pharmaceutical Co. Ltd.	40,650	604
	Zenkoku Hosho Co. Ltd.	12,900	602
	Miura Co. Ltd.	23,018	595
	Alpine Electronics Inc.	42,274	593
	Jaccs Co. Ltd.	132,000	588
	Sangetsu Co. Ltd.	23,732	587
	Seiko Holdings Corp.	119,291	582
	Doutor Nichires Holdings Co. Ltd.	33,737	580
^	Zensho Holdings Co. Ltd.	51,361	578
	Megmilk Snow Brand Co. Ltd.	46,578	576
	Chudenko Corp.	32,100	576
	Nippon Konpo Unyu Soko Co. Ltd.	32,600	574
	Furukawa Co. Ltd.	288,000	573
	Ichiyoshi Securities Co. Ltd.	37,600	572
	Nihon M&A Center Inc.	6,900	570
	NSD Co. Ltd.	41,400	568
	TOC Co. Ltd.	77,300	561
^,* Pioneer Corp.		265,113	561
^	Bic Camera Inc.	957	558
	Itoham Foods Inc.	125,000	558
	Daihen Corp.	125,759	556

	Showa Corp.	41,800	554
	Okabe Co. Ltd.	44,000	550
	Xebio Co. Ltd.	27,508	549
	Kyoei Steel Ltd.	27,200	546
^	Dwango Co. Ltd.	21,800	545
	Bank of Okinawa Ltd.	14,804	543
	Hogy Medical Co. Ltd.	10,450	543
	CKD Corp.	54,000	542
	Bank of Iwate Ltd.	12,124	537
	Nichicon Corp.	62,787	536
	Akebono Brake Industry Co. Ltd.	115,757	535
*	Mitsumi Electric Co. Ltd.	75,300	535
	AOKI Holdings Inc.	32,276	532
	Iino Kaiun Kaisha Ltd.	96,800	530
	Nihon Nohyaku Co. Ltd.	38,000	529
	MonotaRO Co. Ltd.	24,600	528
	Asahi Intecc Co. Ltd.	13,000	526
	Meidensha Corp.	129,919	520
	Amano Corp.	49,956	519
	TSI Holdings Co. Ltd.	86,700	517
	Ariake Japan Co. Ltd.	20,200	514
	Kyudenko Corp.	66,000	513
	Taikisha Ltd.	23,663	513
*	Nippon Chemi-Con Corp.	156,696	512
	Colowide Co. Ltd.	48,500	509
	Ain Pharmaciez Inc.	10,200	504
	Nippon Steel & Sumikin Bussan Corp.	133,920	502
	Sanyo Special Steel Co. Ltd.	111,472	501
	Central Glass Co. Ltd.	160,015	500
	Yamanashi Chuo Bank Ltd.	117,311	499
	Toei Co. Ltd.	81,648	499
	Sanyo Chemical Industries Ltd.	71,274	498
	FCC Co. Ltd.	25,843	497
	Mirait Holdings Corp.	56,200	494
	ZERIA Pharmaceutical Co. Ltd.	18,700	493
	Daiseki Co. Ltd.	26,787	489
	Monex Group Inc.	116,600	488
	Toho Bank Ltd.	159,664	488
	Nippon Flour Mills Co. Ltd.	97,459	486
	Fujitsu General Ltd.	41,000	484
	Takuma Co. Ltd.	54,000	483
	Shinmaywa Industries Ltd.	56,000	480
	Morinaga Milk Industry Co. Ltd.	162,678	478
	Keihin Corp.	32,349	478
	Hokuto Corp.	25,824	477
	Relo Holdings Inc.	9,100	476
	Transcosmos Inc.	22,700	473
	Daikyo Inc.	193,000	471
	Maruha Nichiro Holdings Inc.	283,212	469
	Fuji Seal International Inc.	14,000	465
	Yaoko Co. Ltd.	11,200	464
	Kureha Corp.	101,338	462
	Sakata Seed Corp.	36,056	460
	Yoshinoya Holdings Co. Ltd.	32,300	460
	Okinawa Electric Power Co. Inc.	14,540	458
^,* Kumagai Gumi Co. Ltd.		177,000	457
	Nitto Kogyo Corp.	26,387	456

	Seikagaku Corp.	30,564	455
	Iseki & Co. Ltd.	162,000	453
	Valor Co. Ltd.	34,000	453
	Avex Group Holdings Inc.	19,900	452
	Oiles Corp.	19,390	451
	NEC Networks & System Integration Corp.	19,300	450
*	Tokyo Steel Manufacturing Co. Ltd.	89,400	449
^,* Nissha Printing Co. Ltd.		30,600	444
	Nippon Densetsu Kogyo Co. Ltd.	34,403	444
	San-A Co. Ltd.	15,644	443
	Earth Chemical Co. Ltd.	13,143	442
^	Mizuno Corp.	87,782	441
	Welcia Holdings Co. Ltd.	7,600	441
	Kanamoto Co. Ltd.	17,000	440
	Kanematsu Corp.	257,000	438
	Musashi Seimitsu Industry Co. Ltd.	22,215	438
	Aderans Co. Ltd.	40,309	434
	Yachiyo Bank Ltd.	16,400	432
	Joshin Denki Co. Ltd.	56,653	431
	Cocokara fine Inc.	17,389	431
	Nippon Signal Co. Ltd.	49,200	431
	Yamagata Bank Ltd.	109,426	430
	Oita Bank Ltd.	106,435	429
	Akita Bank Ltd.	161,000	429
	Bank of the Ryukyus Ltd.	34,419	429
	Yokogawa Bridge Holdings Corp.	31,000	426
	Ricoh Leasing Co. Ltd.	16,006	426
	Toshiba Plant Systems & Services Corp.	28,524	425
	Asahi Diamond Industrial Co. Ltd.	39,722	423
	Aomori Bank Ltd.	161,000	423
	Pilot Corp.	13,800	422
	Takasago Thermal Engineering Co. Ltd.	47,016	422
	Kitz Corp.	89,136	415
	Sanden Corp.	87,000	413
	Towa Pharmaceutical Co. Ltd.	10,218	413
	Fancl Corp.	37,504	412
^	Tamron Co. Ltd.	17,000	410
*	Toa Corp.	187,000	407
	Nichias Corp.	58,855	407
	Japan Wool Textile Co. Ltd.	56,189	406
	Ai Holdings Corp.	30,200	405
	Nippon Light Metal Holdings Co. Ltd.	287,023	404
	Takara Standard Co. Ltd.	56,098	403
	Kisoji Co. Ltd.	21,900	403
	Kintetsu World Express Inc.	10,200	402
	Star Micronics Co. Ltd.	34,700	401
	Toho Zinc Co. Ltd.	113,758	401
	Senshukai Co. Ltd.	48,000	400
	Gunze Ltd.	154,079	399
	T-Gaia Corp.	32,400	398
	Futaba Corp.	32,080	397
	Nippon Seiki Co. Ltd.	21,000	397
	Aichi Steel Corp.	99,029	395
	Hokuetsu Kishu Paper Co. Ltd.	90,221	392
	Nippon Synthetic Chemical Industry Co. Ltd.	44,000	392
	Chiyoda Co. Ltd.	20,000	390
	Saizeriya Co. Ltd.	32,921	389

	Saibu Gas Co. Ltd.	164,734	389
	Totetsu Kogyo Co. Ltd.	19,300	389
	Kyokuto Kaihatsu Kogyo Co. Ltd.	28,300	388
	Mitsui-Soko Co. Ltd.	88,762	388
	Aeon Delight Co. Ltd.	19,300	388
	Shima Seiki Manufacturing Ltd.	23,600	386
	Mitsui Sugar Co. Ltd.	91,000	384
	Broadleaf Co. Ltd.	23,700	384
	Mitsuba Corp.	23,000	384
	Denki Kogyo Co. Ltd.	58,400	379
	DTS Corp.	20,000	379
	Gurunavi Inc.	13,400	377
	Goldcrest Co. Ltd.	15,180	376
	Daiwabo Holdings Co. Ltd.	190,761	375
	Sintokogio Ltd.	49,000	374
*	Nippon Suisan Kaisha Ltd.	182,562	374
	Unipres Corp.	20,800	373
	Kyokuto Securities Co. Ltd.	19,800	368
	Morinaga & Co. Ltd.	170,518	367
	Bank of Nagoya Ltd.	112,121	367
	EDION Corp.	65,933	366
	Seiren Co. Ltd.	47,500	366
	Toyo Engineering Corp.	84,000	366
	Nagaileben Co. Ltd.	22,200	365
^	Sato Holdings Corp.	16,500	364
	Inabata & Co. Ltd.	32,600	363
	Chofu Seisakusho Co. Ltd.	16,300	362
	Daisan Bank Ltd.	211,037	359
	Paltac Corp.	26,900	358
	Round One Corp.	38,400	358
	Hosiden Corp.	71,067	357
^	Dr Ci:Labo Co. Ltd.	11,700	357
	Sankyo Tateyama Inc.	15,300	357
	Paramount Bed Holdings Co. Ltd.	10,900	354
	Shikoku Bank Ltd.	160,003	352
	Tokai Corp.	11,800	352
	Tokyotokeiba Co. Ltd.	102,000	351
	TOMONY Holdings Inc.	87,200	343
	Heiwado Co. Ltd.	24,700	343
	Sanki Engineering Co. Ltd.	55,767	342
	Tomy Co. Ltd.	75,817	341
	TPR Co. Ltd.	20,100	340
	Okamura Corp.	41,000	340
	Kurabo Industries Ltd.	189,000	340
	Moshi Moshi Hotline Inc.	32,500	340
	Nisshin Oillio Group Ltd.	102,262	338
	Marudai Food Co. Ltd.	112,591	338
*	Ishihara Sangyo Kaisha Ltd.	291,000	338
	Nitta Corp.	14,800	335
	Kato Works Co. Ltd.	57,205	335
	Misawa Homes Co. Ltd.	23,600	333
	DCM Holdings Co. Ltd.	49,152	330
	Ryobi Ltd.	80,435	328
^,* Nippon Yakin Kogyo Co. Ltd.		112,500	326
	Wakita & Co. Ltd.	29,000	325
	Osaka Steel Co. Ltd.	19,200	325
	JCR Pharmaceuticals Co. Ltd.	15,100	324

	Namura Shipbuilding Co. Ltd.	23,800	323
	Tokyo Tomin Bank Ltd.	32,300	323
	Nishio Rent All Co. Ltd.	12,100	321
	Yorozu Corp.	17,344	319
	Kumiai Chemical Industry Co. Ltd.	55,000	318
	Nichiden Corp.	14,600	318
	Mitsuboshi Belting Co. Ltd.	57,000	318
	Japan Vilene Co. Ltd.	49,889	316
	Tsugami Corp.	55,000	315
	Marusan Securities Co. Ltd.	34,295	313
	Toyo Tanso Co. Ltd.	16,010	312
	Ehime Bank Ltd.	145,000	312
	Torii Pharmaceutical Co. Ltd.	10,300	311
	Kuroda Electric Co. Ltd.	20,300	311
	Eagle Industry Co. Ltd.	19,000	311
	Canon Electronics Inc.	16,294	310
*	Daiei Inc.	106,450	309
	Sekisui Jushi Corp.	22,000	308
	Geo Holdings Corp.	32,400	308
	Hokuetsu Bank Ltd.	155,870	304
^	NET One Systems Co. Ltd.	48,800	303
	Fujimi Inc.	24,547	302
	Plenus Co. Ltd.	12,900	302
	Nippon Denko Co. Ltd.	103,990	300
	Alpen Co. Ltd.	16,200	299
	Izumiya Co. Ltd.	67,969	298
^	Japan Drilling Co. Ltd.	5,800	297
	Shinko Plantech Co. Ltd.	39,200	294
	TOKAI Holdings Corp.	91,100	294
	Tecmo Koei Holdings Co. Ltd.	24,100	293
	Gulliver International Co. Ltd.	40,700	293
	Nitto Kohki Co. Ltd.	16,400	292
	kabu.com Securities Co. Ltd.	52,900	291
^	Fuji Kyuko Co. Ltd.	35,000	291
	PGM Holdings K K	31,500	290
	Nippon Thompson Co. Ltd.	59,000	289
	Max Co. Ltd.	26,000	289
	Minato Bank Ltd.	171,000	288
^,* Tekken Corp.		103,000	288
	Kato Sangyo Co. Ltd.	15,700	285
	Prima Meat Packers Ltd.	156,000	284
	Kurimoto Ltd.	122,000	281
	Japan Pure Chemical Co. Ltd.	129	280
	Noritake Co. Ltd.	114,000	280
	Ryoyo Electro Corp.	26,342	276
	Itochu Enex Co. Ltd.	47,600	276
	Nippon Road Co. Ltd.	51,000	273
	Token Corp.	5,862	272
	Eighteenth Bank Ltd.	123,000	271
	Megachips Corp.	19,973	271
	Shizuoka Gas Co. Ltd.	45,800	270
	Aiphone Co. Ltd.	16,500	270
^	COOKPAD Inc.	8,200	269
	Oyo Corp.	17,000	266
	Shindengen Electric Manufacturing Co. Ltd.	43,000	265
*	Unitika Ltd.	419,000	263
	Fujimori Kogyo Co. Ltd.	11,300	262

Descente Ltd.	40,000	262
Topre Corp.	20,300	261
Wood One Co. Ltd.	83,000	261
Noevir Holdings Co. Ltd.	14,200	261
Higashi-Nippon Bank Ltd.	102,660	261
Godo Steel Ltd.	154,000	260
Obara Group Inc.	8,300	260
Milbon Co. Ltd.	7,260	259
Modec Inc.	9,500	259
Fukui Bank Ltd.	112,769	258
Toshiba Machine Co. Ltd.	48,000	257
Daido Metal Co. Ltd.	24,000	257
Nichii Gakkan Co.	30,200	255
Taiyo Holdings Co. Ltd.	7,900	255
Showa Sangyo Co. Ltd.	79,000	253
Takara Leben Co. Ltd.	78,000	250
Riso Kagaku Corp.	12,600	250
Ministop Co. Ltd.	15,500	248
Mitsubishi Pencil Co. Ltd.	10,600	247
Michinoku Bank Ltd.	124,000	244
* Tokyo Rope Manufacturing Co. Ltd.	154,000	244
^ Kappa Create Holdings Co. Ltd.	12,494	243
As One Corp.	10,700	242
Mani Inc.	6,300	241
Sanyo Shokai Ltd.	89,423	240
Atsugi Co. Ltd.	210,000	238
Tachi-S Co. Ltd.	17,600	238
^ WATAMI Co. Ltd.	17,100	237
Trusco Nakayama Corp.	10,200	237
Mitsubishi Steel Manufacturing Co. Ltd.	96,000	237
Nippon Gas Co. Ltd.	22,400	235
Okamoto Industries Inc.	71,000	233
* SWCC Showa Holdings Co. Ltd.	217,000	233
Bunka Shutter Co. Ltd.	38,000	232
Koa Corp.	21,300	232
Asahi Holdings Inc.	12,300	230
Fuji Co. Ltd.	13,700	229
Raito Kogyo Co. Ltd.	33,900	229
Sakai Chemical Industry Co. Ltd.	74,522	226
Riken Corp.	48,000	225
Shibusawa Warehouse Co. Ltd.	63,549	225
SMK Corp.	47,000	224
Senko Co. Ltd.	45,000	221
Toyo Kanetsu KK	80,000	220
Arcland Sakamoto Co. Ltd.	13,000	219
TKC Corp.	11,749	219
Toyo Construction Co. Ltd.	60,800	217
Eizo Corp.	8,600	216
FIDEA Holdings Co. Ltd.	109,100	213
Shiroki Corp.	95,689	213
* Chiba Kogyo Bank Ltd.	31,100	213
Topy Industries Ltd.	121,795	213
JVC Kenwood Corp.	113,640	213
Sumitomo Seika Chemicals Co. Ltd.	27,000	212
* Sasebo Heavy Industries Co. Ltd.	162,000	212
Royal Holdings Co. Ltd.	14,600	212
Yuasa Trading Co. Ltd.	102,000	211

Yokohama Reito Co. Ltd.	26,800	211
Towa Bank Ltd.	216,000	210
Bando Chemical Industries Ltd.	53,000	210
Nittetsu Mining Co. Ltd.	45,000	209
Daikokutenbussan Co. Ltd.	7,500	208
Konoike Transport Co. Ltd.	14,000	208
Mie Bank Ltd.	94,104	207
Sumitomo Densetsu Co. Ltd.	14,100	206
Mitsubishi Paper Mills Ltd.	215,000	206
Tokushu Tokai Paper Co. Ltd.	100,000	206
Japan Cash Machine Co. Ltd.	10,700	205
Optex Co. Ltd.	13,200	204
Nihon Dempa Kogyo Co. Ltd.	24,290	204
Press Kogyo Co. Ltd.	48,000	204
Morita Holdings Corp.	26,154	203
Tsukuba Bank Ltd.	57,100	201
Chugoku Marine Paints Ltd.	37,000	201
^ Gun-Ei Chemical Industry Co. Ltd.	48,000	200
Jeol Ltd.	43,000	200
^ Toho Titanium Co. Ltd.	30,700	199
Melco Holdings Inc.	12,100	199
Fujibo Holdings Inc.	96,000	199
Takasago International Corp.	36,000	198
Vital KSK Holdings Inc.	29,200	197
Yamazen Corp.	33,500	197
Nippon Koei Co. Ltd.	44,000	195
Ines Corp.	26,500	194
^ Japan Bridge Corp.	105,388	194
CREATE SD HOLDINGS Co. Ltd.	5,706	193
Macnica Inc.	6,500	193
Toko Inc.	58,000	192
Nippon Coke & Engineering Co. Ltd.	143,000	192
Ichibanya Co. Ltd.	5,284	192
* Clarion Co. Ltd.	132,000	190
Sakata INX Corp.	21,000	190
Yahagi Construction Co. Ltd.	20,300	190
Japan Pulp & Paper Co. Ltd.	60,000	189
Bank of Saga Ltd.	87,000	189
Tsukui Corp.	20,000	188
Nippon Beet Sugar Manufacturing Co. Ltd.	97,000	187
Sanyo Denki Co. Ltd.	28,000	186
Shimizu Bank Ltd.	7,300	184
Foster Electric Co. Ltd.	11,285	182
Mars Engineering Corp.	9,500	180
Mitsui Matsushima Co. Ltd.	115,000	179
Goldwin Inc.	40,000	179
* Japan Radio Co. Ltd.	53,000	179
Nomura Co. Ltd.	21,000	179
OBIC Business Consultants Ltd.	5,300	178
Meiko Network Japan Co. Ltd.	16,263	178
Riken Technos Corp.	30,000	177
YAMABIKO Corp.	5,000	176
Keihanshin Building Co. Ltd.	34,100	176
Nohmi Bosai Ltd.	17,000	174
Macromill Inc.	23,000	173
Roland Corp.	13,000	173
Aichi Bank Ltd.	3,700	172

	Tsutsumi Jewelry Co. Ltd.	7,500	172
	Warabeya Nichiyo Co. Ltd.	8,700	172
	Doshisha Co. Ltd.	12,800	172
	Krosaki Harima Corp.	76,000	171
	Dydo Drinco Inc.	4,244	171
	Paris Miki Holdings Inc.	38,200	171
	Piolax Inc.	4,500	170
	Riso Kyoiku Co. Ltd.	31,030	170
	Konishi Co. Ltd.	9,000	169
*	Juki Corp.	85,000	166
	Hibiya Engineering Ltd.	14,300	166
	Idec Corp.	19,100	165
	Toli Corp.	81,101	164
	Toa Corp.	17,000	163
	Weathernews Inc.	6,400	163
	Arata Corp.	49,797	163
^,* Matsuya Co. Ltd.		16,700	163
	Funai Electric Co. Ltd.	13,300	162
	Tsukishima Kikai Co. Ltd.	16,000	161
*	Tokyu Construction Co. Ltd.	37,000	160
	Sankyo Seiko Co. Ltd.	45,097	160
*	K&O Energy Group Inc.	11,000	159
	Kitagawa Iron Works Co. Ltd.	87,000	159
	Asahi Organic Chemicals Industry Co. Ltd.	74,555	158
	Kasumi Co. Ltd.	23,700	157
	Tsurumi Manufacturing Co. Ltd.	13,000	157
	Cosel Co. Ltd.	13,600	156
	Toyo Securities Co. Ltd.	43,000	156
	CONEXIO Corp.	18,800	154
	Osaki Electric Co. Ltd.	26,000	153
	Roland DG Corp.	4,700	153
	UKC Holdings Corp.	9,500	152
	Denyo Co. Ltd.	11,200	152
	Sodick Co. Ltd.	34,900	150
	Tenma Corp.	11,000	150
	Kohnan Shoji Co. Ltd.	14,200	150
^	Atom Corp.	28,400	149
	Nippon Parking Development Co. Ltd.	114,200	148
	Ohsho Food Service Corp.	4,474	147
	Takaoka Toko Holdings Co. Ltd.	8,400	147
	Union Tool Co.	5,800	147
	Nippon Carbon Co. Ltd.	80,000	146
	Kinugawa Rubber Industrial Co. Ltd.	30,000	144
	Mitsubishi Research Institute Inc.	6,800	143
	Hosokawa Micron Corp.	23,000	143
	Belluna Co. Ltd.	29,800	143
	Torishima Pump Manufacturing Co. Ltd.	13,200	140
	Yellow Hat Ltd.	7,500	139
	Tocalo Co. Ltd.	8,300	139
	Daiwa Industries Ltd.	21,000	138
	Gakken Holdings Co. Ltd.	47,000	138
	Kusuri No Aoki Co. Ltd.	2,600	138
	Shikoku Chemicals Corp.	18,000	138
	Fujiya Co. Ltd.	74,000	136
	Ringer Hut Co. Ltd.	9,300	135
	Tatsuta Electric Wire and Cable Co. Ltd.	23,000	134
	St. Marc Holdings Co. Ltd.	2,800	134

Kura Corp.	8,000	134
Shin-Etsu Polymer Co. Ltd.	36,000	133
Pressance Corp.	4,787	133
Parco Co. Ltd.	14,400	132
Yomiuri Land Co. Ltd.	21,000	131
France Bed Holdings Co. Ltd.	68,000	129
Toyo Corp.	12,617	129
Ohara Inc.	21,930	129
Eiken Chemical Co. Ltd.	7,100	129
Nichiha Corp.	9,400	129
Endo Lighting Corp.	7,100	128
Fujicco Co. Ltd.	11,205	128
T RAD Co. Ltd.	47,000	127
ASKA Pharmaceutical Co. Ltd.	16,000	127
BML Inc.	3,700	126
Nissin Electric Co. Ltd.	24,000	126
Katakura Industries Co. Ltd.	11,000	125
* Uniden Corp.	41,000	123
Aisan Industry Co. Ltd.	13,200	122
Onoken Co. Ltd.	10,000	121
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	27,000	120
Takiron Co. Ltd.	28,000	120
* Janome Sewing Machine Co. Ltd.	141,000	120
Pronexus Inc.	18,735	120
EPS Corp.	102	118
Nippon Chemiphar Co. Ltd.	26,000	118
Fuji Oil Co. Ltd.	35,900	117
NEC Capital Solutions Ltd.	5,000	117
Daiso Co. Ltd.	33,000	117
Kyodo Printing Co. Ltd.	42,000	117
Achilles Corp.	82,000	116
Nidec Copal Electronics Corp.	15,200	114
Chiyoda Integre Co. Ltd.	6,000	114
Siix Corp.	8,100	114
Tomoku Co. Ltd.	35,000	113
Taihei Dengyo Kaisha Ltd.	18,000	113
Rock Field Co. Ltd.	6,434	113
Kyokuyo Co. Ltd.	43,000	112
Kamei Corp.	15,000	112
Toenec Corp.	18,000	112
Japan Digital Laboratory Co. Ltd.	7,500	112
Yushin Precision Equipment Co. Ltd.	5,100	110
Tochigi Bank Ltd.	28,000	110
Tosho Printing Co. Ltd.	28,000	110
Airport Facilities Co. Ltd.	14,000	110
Toyo Kohan Co. Ltd.	24,000	110
Shinwa Co. Ltd.	9,300	110
KEY Coffee Inc.	7,193	110
Sagami Chain Co. Ltd.	12,000	110
Hisaka Works Ltd.	11,000	108
* NS United Kaiun Kaisha Ltd.	41,000	108
Nippon Ceramic Co. Ltd.	7,000	107
Seika Corp.	45,000	106
Kyoritsu Maintenance Co. Ltd.	3,000	106
Ryoden Trading Co. Ltd.	15,000	106
Maruwa Co. Ltd.	3,100	106
Tokyo Rakutenchi Co. Ltd.	23,000	105

	Fuso Pharmaceutical Industries Ltd.	31,000	104
	Takamatsu Construction Group Co. Ltd.	5,900	103
	Komatsu Seiren Co. Ltd.	21,000	103
	NEC Fielding Ltd.	7,300	102
	Japan Transcity Corp.	32,192	102
	Hamakyorex Co. Ltd.	3,500	102
	Kaga Electronics Co. Ltd.	8,200	102
	JSP Corp.	6,900	101
	Kanaden Corp.	15,000	101
^,* Yamada SxL Home Co. Ltd.		81,000	101
	T Hasegawa Co. Ltd.	7,200	100
*	FDK Corp.	66,921	100
	Toridoll.corp	11,600	100
	Daiichi Jitsugyo Co. Ltd.	22,000	100
	GCA Savvian Corp.	11,300	99
	Maezawa Kasei Industries Co. Ltd.	9,600	98
	Future Architect Inc.	15,900	98
	Cawachi Ltd.	5,100	97
	Nishimatsuya Chain Co. Ltd.	12,200	97
	Asahi Co. Ltd.	7,100	96
	Sanoh Industrial Co. Ltd.	13,800	96
	Neturen Co. Ltd.	12,700	96
	Kitano Construction Corp.	38,000	96
	Pacific Industrial Co. Ltd.	15,000	95
*	Fudo Tetra Corp.	57,900	95
	Kita-Nippon Bank Ltd.	4,000	95
	Arakawa Chemical Industries Ltd.	10,700	94
	Zenrin Co. Ltd.	10,000	94
	Stella Chemifa Corp.	6,200	93
	Kanematsu Electronics Ltd.	7,000	93
	Chori Co. Ltd.	8,200	93
	Fuji Electronics Co. Ltd.	6,700	92
	ESPEC Corp.	11,408	92
	J-Oil Mills Inc.	33,000	92
	Tv Tokyo Holdings Corp.	5,600	91
	San-Ai Oil Co. Ltd.	19,000	91
	Advan Co. Ltd.	8,000	91
	Fujikura Kasei Co. Ltd.	16,000	91
	CAC Corp.	10,000	90
	Nissin Corp.	33,000	90
	Futaba Industrial Co. Ltd.	23,600	90
	Koatsu Gas Kogyo Co. Ltd.	16,000	89
	Matsuya Foods Co. Ltd.	5,000	89
	Fujitsu Frontech Ltd.	6,400	89
	Rhythm Watch Co. Ltd.	66,000	88
	Dunlop Sports Co. Ltd.	7,000	87
	Panasonic Industrial Devices SUNX Co. Ltd.	19,100	87
	Maruetsu Inc.	25,000	87
	Organo Corp.	19,000	87
	Pack Corp.	5,000	87
	Mitsuuroko Group Holdings Co. Ltd.	15,700	87
	Mitsui High-Tec Inc.	13,000	87
	Information Services International-Dentsu Ltd.	8,000	86
	Okuwa Co. Ltd.	10,000	86
	Mory Industries Inc.	21,000	85
	Nippon Valqua Industries Ltd.	31,000	84
	NIFTY Corp.	6,500	84

	Tokyo Tekko Co. Ltd.	23,000	84
	Jimoto Holdings Inc.	43,082	84
^	U-Shin Ltd.	12,600	84
	Fujita Kanko Inc.	24,000	83
	Maruzen Showa Unyu Co. Ltd.	25,000	81
	Cleanup Corp.	9,400	81
	Daidoh Ltd.	12,000	81
	Nagatanien Co. Ltd.	9,000	81
	Matsuda Sangyo Co. Ltd.	6,200	80
	Axell Corp.	4,700	80
	Tomen Electronics Corp.	5,000	80
	Mitsui Home Co. Ltd.	17,000	79
	Nippon Sharyo Ltd.	16,000	79
^,* Daiichi Chuo KK		75,000	79
	Nihon Yamamura Glass Co. Ltd.	44,000	79
	Chuetsu Pulp & Paper Co. Ltd.	38,000	78
	Dai Nippon Toryo Co. Ltd.	49,000	78
	NIPPON STEEL & SUMIKIN TEXENG CO Ltd.	20,000	78
	Sinfonia Technology Co. Ltd.	48,000	77
	Shinko Shoji Co. Ltd.	8,800	77
	Yonekyu Corp.	9,100	77
	Furuno Electric Co. Ltd.	10,600	77
	Sinanen Co. Ltd.	19,000	77
	Yushiro Chemical Industry Co. Ltd.	7,700	77
	Pocket Card Co. Ltd.	10,600	76
	Starzen Co. Ltd.	28,000	76
	Daisyo Corp.	6,000	75
	Hokkaido Gas Co. Ltd.	28,000	75
	Chugai Ro Co. Ltd.	31,000	75
	Maezawa Kyuso Industries Co. Ltd.	5,900	75
*	Kanto Denka Kogyo Co. Ltd.	32,000	74
	Sanshin Electronics Co. Ltd.	10,400	73
	Kyoto Kimono Yuzen Co. Ltd.	7,000	73
	ST Corp.	7,500	72
	Takihyo Co. Ltd.	18,000	72
	Cybozu Inc.	17,600	72
	Oenon Holdings Inc.	32,000	71
	Daikoku Denki Co. Ltd.	2,900	70
	Meisei Industrial Co. Ltd.	15,000	70
	Uchida Yoko Co. Ltd.	25,000	69
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	21,000	69
	Hakuto Co. Ltd.	7,000	69
	Pal Co. Ltd.	3,600	69
^	Keiyo Co. Ltd.	15,000	69
	Yusen Logistics Co. Ltd.	5,700	68
	Icom Inc.	3,000	67
	Chukyo Bank Ltd.	39,000	67
	Gecoss Corp.	7,300	67
*	Best Denki Co. Ltd.	46,000	66
	Itochu-Shokuhin Co. Ltd.	2,000	66
	Hokkan Holdings Ltd.	21,000	66
	Nice Holdings Inc.	30,000	66
	Sekisui Plastics Co. Ltd.	24,000	66
^	Honeys Co. Ltd.	7,390	66
	Taiho Kogyo Co. Ltd.	6,600	64
	Tamura Corp.	23,000	64
	CMK Corp.	25,700	64

Toho Co. Ltd.	18,000	63
Zuken Inc.	7,600	62
Mitsui Knowledge Industry Co. Ltd.	39,500	62
Tokyo Energy & Systems Inc.	12,000	61
^ Teikoku Electric Manufacturing Co. Ltd.	2,300	61
Okura Industrial Co. Ltd.	19,000	61
Noritsu Koki Co. Ltd.	9,600	60
NDS Co. Ltd.	21,000	59
Olympic Group Corp.	7,800	59
Mimasu Semiconductor Industry Co. Ltd.	7,100	59
* Iwasaki Electric Co. Ltd.	29,000	58
Kinki Sharyo Co. Ltd.	18,000	58
Shoko Co. Ltd.	37,000	56
Kourakuen Corp.	4,000	56
Dai-ichi Seiko Co. Ltd.	4,600	55
Aeon Fantasy Co. Ltd.	3,600	55
Corona Corp. Class A	5,000	54
Toda Kogyo Corp.	20,000	54
Shimojima Co. Ltd.	5,600	53
Tokyo Electron Device Ltd.	3,500	53
Asunaro Aoki Construction Co. Ltd.	9,500	53
Aichi Corp.	12,200	53
Pasona Group Inc.	8,400	53
Toa Oil Co. Ltd.	33,000	52
Alpha Systems Inc.	4,000	52
Tonami Holdings Co. Ltd.	26,000	52
Kyosan Electric Manufacturing Co. Ltd.	16,000	50
Right On Co. Ltd.	7,000	49
* Ichikoh Industries Ltd.	32,000	49
Elematec Corp.	2,800	48
Chuo Spring Co. Ltd.	16,000	47
Sumitomo Precision Products Co. Ltd.	11,000	47
Studio Alice Co. Ltd.	3,400	45
Mr Max Corp.	13,200	43
Inaba Seisakusho Co. Ltd.	3,500	42
Taisei Lamick Co. Ltd.	1,600	42
Daiken Corp.	16,000	41
Kojima Co. Ltd.	15,100	40
Yurtec Corp.	11,000	38
Panasonic Information Systems	1,400	38
Hioki EE Corp.	2,700	37
* Mitsubishi Kakoki Kaisha Ltd.	22,000	37
CMIC Holdings Co. Ltd.	2,400	31
Hodogaya Chemical Co. Ltd.	16,000	31
Nippon Kasei Chemical Co. Ltd.	21,000	30
		232,485
Malaysia (1.2%)
Dialog Group Bhd.	1,835,843	1,780
Malaysia Airports Holdings Bhd.	598,177	1,505
Genting Plantations Bhd.	333,873	1,026
Affin Holdings Bhd.	657,100	804
Bursa Malaysia Bhd.	345,336	803
Media Prima Bhd.	1,060,940	758
Magnum Bhd.	818,744	749
IGB Corp. Bhd.	930,273	743
KLCC Property Holdings Bhd.	413,499	717
BIMB Holdings Bhd.	541,240	694

Top Glove Corp. Bhd.	416,479	683
Boustead Holdings Bhd.	424,042	666
Pos Malaysia Bhd.	394,700	660
Hartalega Holdings Bhd.	308,000	653
DRB-Hicom Bhd.	794,427	645
KPJ Healthcare Bhd.	579,510	580
HAP Seng Consolidated Bhd.	696,700	571
IGB REIT	1,535,500	558
* Kulim Malaysia Bhd.	543,536	521
Mah Sing Group Bhd.	784,440	483
Carlsberg Brewery Malaysia Bhd.	137,100	469
* Malaysian Airline System Bhd.	5,263,000	468
CapitaMalls Malaysia Trust	1,084,300	450
QL Resources Bhd.	373,800	447
WCT Holdings Bhd.	667,649	415
Eastern & Oriental Bhd.	648,400	373
Berjaya Corp. Bhd.	2,377,671	363
Malaysian Resources Corp. Bhd.	759,069	345
TSH Resources Bhd.	383,500	321
Gas Malaysia Bhd.	287,200	310
IJM Land Bhd.	418,400	310
Supermax Corp. Bhd.	354,950	309
* Perdana Petroleum Bhd.	614,756	305
* TIME dotCom Bhd.	280,500	297
Pavilion REIT	774,200	289
OSK Holdings Bhd.	594,281	285
Muhibbah Engineering M Bhd.	374,100	267
MSM Malaysia Holdings Bhd.	169,000	250
IJM Plantations Bhd.	252,900	243
* AirAsia X Bhd.	801,800	234
Wah Seong Corp. Bhd.	395,297	228
Puncak Niaga Holdings Bhd.	252,500	223
Mudajaya Group Bhd.	269,500	212
* Mulpha International Bhd.	1,519,700	188
* KNM Group Bhd.	868,669	160
* Scomi Group Bhd.	1,394,300	154
Malaysian Bulk Carriers Bhd.	238,100	136
Unisem M Bhd.	394,680	111
Lion Industries Corp. Bhd.	425,900	89
* KPJ Healthcare Bhd. Warrants Exp. 01/10/2015	49,320	33
* Dialog Group Bhd. Warrants Exp. 02/12/2017	91,395	30
* Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	22,560	20
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	119,880	17
* Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	253,023	17
* BIMB Holdings Bhd. Warrants	154,640	16
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	15
* Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	46,729	10
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	10
* WCT Holdings Bhd. Warrants Exp. 03/10/2016	73,268	9
* KNM Group Bhd. Warrants Exp. 11/15/2017	178,323	7
* Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	2
		24,036
Mexico (1.0%)
Fibra Uno Administracion SA de CV	1,477,136	4,769
* Genomma Lab Internacional SAB de CV Class B	833,713	2,063
* Compartamos SAB de CV	1,086,039	1,949
Grupo Aeroportuario del Pacifico SAB de CV Class B	342,894	1,860

	Controladora Comercial Mexicana SAB de CV	390,500	1,481
*	Gruma SAB de CV Class B	156,200	1,270
	Bolsa Mexicana de Valores SAB de CV	588,216	1,191
	Mexico Real Estate Management SA de CV	598,000	1,094
*	Empresas ICA SAB de CV	522,000	1,008
	TV Azteca SAB de CV	1,526,602	949
	Alsea SAB de CV	310,600	927
	Grupo Comercial Chedraui SA de CV	270,731	803
	Grupo Aeroportuario del Centro Norte Sab de CV Class B	205,026	635
	Grupo Herdez SAB de CV	110,500	346
*	Grupo Simec SAB de CV Class B	84,915	316
*	Consorcio ARA SAB de CV	630,510	249
*	Corp GEO SAB de CV	412,100	51
*	Urbi Desarrollos Urbanos SAB de CV	313,585	37
			20,998
Netherlands (1.7%)
	Delta Lloyd NV	183,951	4,720
	Aalberts Industries NV	96,551	3,009
	Nutreco NV	67,248	3,002
*	PostNL NV	425,375	2,383
	Arcadis NV	57,864	2,069
	ASM International NV	50,969	1,703
	Eurocommercial Properties NV	40,041	1,647
	Wereldhave NV	20,255	1,540
*	Corbion NV	64,277	1,346
	Unit4 NV	25,474	1,324
	TKH Group NV	38,090	1,309
^,* Royal Imtech NV		437,685	1,246
	USG People NV	74,037	1,161
	Sligro Food Group NV	28,199	1,118
	Koninklijke BAM Groep NV	210,743	1,083
	Koninklijke Ten Cate NV	29,359	941
	Vastned Retail NV	18,087	864
*	TomTom NV	111,431	773
	Nieuwe Steen Investments NV	125,576	744
*	APERAM	40,281	723
	BinckBank NV	57,022	635
	Brunel International NV	8,219	483
	Beter Bed Holding NV	19,247	450
*	Grontmij	82,434	437
	Koninklijke Wessanen NV	86,991	404
	Accell Group	14,622	272
*	AMG Advanced Metallurgical Group NV	27,181	265
^,* SNS REAAL NV		96,364	—
			35,651
New Zealand (0.5%)
	Ryman Healthcare Ltd.	389,229	2,483
	Trade Me Group Ltd.	363,239	1,200
^,* Mighty River Power Ltd.		748,004	1,181
	Infratil Ltd.	446,243	793
	Freightways Ltd.	197,578	742
	Goodman Property Trust	907,717	707
	Precinct Properties New Zealand Ltd.	594,181	473
	Nuplex Industries Ltd.	169,275	460
	Mainfreight Ltd.	41,927	444
	Kathmandu Holdings Ltd.	170,505	435

	New Zealand Oil & Gas Ltd.	631,006	392
	Vital Healthcare Property Trust	240,827	246
	Tower Ltd.	107,704	152
*	Bathurst Resources Ltd.	434,735	68
			9,776
Norway (1.5%)
*	DNO International ASA	1,012,542	3,303
	Marine Harvest ASA	280,971	3,237
	TGS Nopec Geophysical Co. ASA	99,796	2,589
*	Algeta ASA	42,081	2,411
	Petroleum Geo-Services ASA	207,367	2,150
*	Storebrand ASA	309,624	1,837
	Opera Software ASA	93,354	1,274
	Tomra Systems ASA	139,868	1,198
	Prosafe SE	178,037	1,186
	SpareBank 1 SMN	120,980	1,133
	SpareBank 1 SR Bank ASA	110,931	1,075
*	REC Silicon ASA	2,291,591	1,000
	Fred Olsen Energy ASA	24,429	884
	Atea ASA	88,114	814
^,* Nordic Semiconductor ASA		153,891	736
	Aker ASA	24,126	722
*	Det Norske Oljeselskap ASA	69,719	706
	Stolt-Nielsen Ltd.	22,276	658
	Golden Ocean Group Ltd.	313,650	652
	Norwegian Property ASA	528,968	611
^	Cermaq ASA	53,649	547
	Wilh Wilhelmsen ASA	56,774	518
	BW Offshore Ltd.	444,183	488
	Leroy Seafood Group ASA	15,617	471
	Austevoll Seafood ASA	62,894	365
^,* Norwegian Air Shuttle AS		9,032	295
	Kvaerner ASA	136,524	261
*	Archer Ltd.	210,681	182
^,* Songa Offshore		122,283	55
			31,358
Peru (0.0%)
*	InRetail Peru Corp.	19,000	292

Philippines (0.5%)
	GT Capital Holdings Inc.	63,614	1,040
	Metro Pacific Investments Corp.	10,756,380	1,018
	Megaworld Corp.	10,166,410	795
*	Philippine National Bank	402,040	749
	Puregold Price Club Inc.	818,300	696
	Semirara Mining Corp. Class A	97,197	686
	Petron Corp.	2,071,264	640
	Robinsons Land Corp.	1,458,867	638
	Security Bank Corp.	251,181	632
	First Gen Corp.	1,445,430	498
*	Philex Mining Corp.	2,274,781	462
*	Belle Corp.	3,633,300	431
	Manila Water Co. Inc.	813,785	413
	Filinvest Land Inc.	11,346,400	329
	Vista Land & Lifescapes Inc.	2,821,000	324
	Atlas Consolidated Mining & Development	853,100	301

	First Philippine Holdings Corp.	182,460	256
	Cebu Air Inc.	162,410	177
	Lopez Holdings Corp.	1,853,100	176
			10,261
Poland (0.5%)
^	Lubelski Wegiel Bogdanka SA	33,998	1,349
*	Cyfrowy Polsat SA	177,855	1,112
*	Bank Millennium SA	402,310	1,036
	Asseco Poland SA	68,650	1,004
	Eurocash SA	70,273	914
*	Grupa Lotos SA	77,360	868
	TVN SA	155,390	765
*	Kernel Holding SA	48,371	585
*	Netia SA	345,214	534
^,* Globe Trade Centre SA		200,551	471
	Budimex SA	10,916	467
	Getin Holding SA	275,043	353
*	Ciech SA	29,620	291
	Warsaw Stock Exchange	20,805	259
*	Boryszew SA	1,277,768	215
^,* Bioton SA		160,007	190
*	Agora SA	24,003	75
			10,488
Portugal (0.4%)
*	Banco Comercial Portugues SA	13,049,055	2,916
	Sonae	799,011	1,260
	ZON OPTIMUS SGPS SA	165,747	1,109
	Portucel SA	223,959	930
	Semapa-Sociedade de Investimento e Gestao	64,207	856
	Mota-Engil SGPS SA	96,406	608
	Altri SGPS SA	126,542	430
	Sonaecom - SGPS SA	78,082	251
	REN - Redes Energeticas Nacionais SGPS SA	58,336	198
*	Mota-Engil Africa Rights	101,072	55
			8,613
Russia (0.1%)
*	PIK Group	224,880	429
	Acron JSC	9,423	313
	Sollers OJSC	13,560	273
	TGK-1 OAO	762,600,000	138
*	OGK-2 OAO	18,997,639	126
			1,279
Singapore (1.6%)
^	Ezion Holdings Ltd.	902,844	1,593
	SATS Ltd.	644,729	1,582
	Keppel REIT	1,425,547	1,255
	Mapletree Logistics Trust	1,485,378	1,167
	Mapletree Industrial Trust	1,117,000	1,144
	Mapletree Commercial Trust	1,212,000	1,106
	Mapletree Greater China Commercial Trust	1,674,108	1,066
^	Fortune REIT	1,234,836	950
^	Biosensors International Group Ltd.	1,218,390	826
*	Asian Pay Television Trust	1,347,000	809
	CDL Hospitality Trusts	629,066	791
	Raffles Medical Group Ltd.	322,000	757
	First Resources Ltd.	486,629	754

	Cambridge Industrial Trust	1,360,260	733
	Starhill Global REIT	1,217,356	728
	Ascott Residence Trust	742,021	687
	Frasers Commercial Trust	675,200	661
	Parkway Life REIT	356,485	630
	United Engineers Ltd.	452,000	615
	Frasers Centrepoint Trust	455,010	604
	Hyflux Ltd.	656,286	590
	Ho Bee Land Ltd.	369,635	579
^	Super Group Ltd.	195,404	570
2	ARA Asset Management Ltd.	416,210	555
	Lippo Malls Indonesia Retail Trust	1,699,000	542
	Cache Logistics Trust	629,241	539
	Far East Hospitality Trust	852,000	524
	AIMS AMP Capital Industrial REIT	460,400	520
	Ascendas India Trust	957,662	514
*	Ezra Holdings Ltd.	641,902	486
	First REIT	573,000	466
	CitySpring Infrastructure Trust	1,252,000	461
*	OUE Hospitality Trust	670,000	460
	Sabana Shari'ah Compliant Industrial REIT	532,000	441
	CapitaRetail China Trust	425,060	438
	OUE Ltd.	235,000	438
^	OSIM International Ltd.	231,720	430
	SPH REIT	556,000	427
	Ascendas Hospitality Trust	646,000	367
*	Linc Energy Ltd.	339,008	353
	Midas Holdings Ltd.	978,847	353
	Yoma Strategic Holdings Ltd.	577,000	330
*	Vard Holdings Ltd.	508,000	324
	Religare Health Trust	500,000	297
	GuocoLeisure Ltd.	415,000	267
	Metro Holdings Ltd.	379,000	254
*	Raffles Education Corp. Ltd.	1,160,839	249
	UOB-Kay Hian Holdings Ltd.	194,000	248
^	Perennial China Retail Trust	573,000	242
^,* Gallant Venture Ltd.		1,108,931	225
	Far East Orchard Ltd.	162,000	214
^,* Ying Li International Real Estate Ltd.		717,000	204
^	CSE Global Ltd.	398,759	197
*	Croesus Retail Trust	282,000	193
	GMG Global Ltd.	2,444,000	185
	Hi-P International Ltd.	439,000	184
	Tat Hong Holdings Ltd.	244,000	156
^,* Tiger Airways Holdings Ltd.		466,800	154
^,* Swiber Holdings Ltd.		306,000	151
	China Fishery Group Ltd.	428,729	148
	Pacific Andes Resources Development Ltd.	1,357,500	146
	Keppel Telecommunications & Transportation Ltd.	72,420	103
*	LionGold Corp. Ltd.	794,191	92
*	Blumont Group Ltd.	1,498,882	90
*	Oceanus Group Ltd.	4,182,000	68
	Hong Leong Asia Ltd.	56,000	57
*	China Hongxing Sports Ltd.	831,000	37
*	Asiasons Capital Ltd.	424,000	35
*	China Milk Products Group Ltd.	140,000	—
			33,361

South Africa (0.3%)
*	Super Group Ltd.	297,805	728
	EOH Holdings Ltd.	96,222	682
	SA Corporate Real Estate Fund Nominees Pty Ltd.	1,830,494	609
	Vukile Property Fund Ltd.	421,667	578
	Emira Property Fund	479,117	551
	Metair Investments Ltd.	133,465	520
	Blue Label Telecoms Ltd.	523,582	415
	City Lodge Hotels Ltd.	34,083	392
	Mpact Ltd.	132,530	298
	Invicta Holdings Ltd.	25,501	282
	Eqstra Holdings Ltd.	445,368	277
	Raubex Group Ltd.	129,644	267
*	Pinnacle Holdings Ltd.	137,603	265
	Astral Foods Ltd.	30,497	240
	Cashbuild Ltd.	17,551	218
	Clover Industries Ltd.	132,036	211
	Group Five Ltd.	54,600	195
*	Merafe Resources Ltd.	1,222,650	109
	DRDGOLD Ltd.	257,096	101
*	Ellies Holdings Ltd.	143,593	64
*	Great Basin Gold Ltd.	345,634	1
			7,003
South Korea (3.5%)
	Hotel Shilla Co. Ltd.	38,892	2,788
^,* Kumho Tire Co. Inc.		144,780	1,862
^	Seoul Semiconductor Co. Ltd.	37,175	1,583
	Macquarie Korea Infrastructure Fund	212,715	1,192
	CJ O Shopping Co. Ltd.	3,005	1,127
	Hyundai Greenfood Co. Ltd.	65,525	1,101
	Youngone Corp.	30,604	1,096
	LG International Corp.	38,931	1,070
	SK Chemicals Co. Ltd.	18,241	994
	Korean Reinsurance Co.	94,164	990
	LIG Insurance Co. Ltd.	32,530	955
	Hyundai Home Shopping Network Corp.	5,608	950
^	Paradise Co. Ltd.	36,758	943
	Ottogi Corp.	2,495	911
	Taekwang Industrial Co. Ltd.	692	908
	LOTTE Himart Co. Ltd.	11,915	857
	GS Home Shopping Inc.	3,297	847
	Young Poong Corp.	748	846
	Daesang Corp.	24,770	811
	Kolon Industries Inc.	17,111	799
^,* LG Innotek Co. Ltd.		10,094	796
	LG Fashion Corp.	29,184	795
	Lotte Food Co. Ltd.	1,064	776
*	Hanmi Pharm Co. Ltd.	5,700	739
^	Grand Korea Leisure Co. Ltd.	19,240	738
	Poongsan Corp.	29,128	710
	Meritz Fire & Marine Insurance Co. Ltd.	49,460	694
	Medy-Tox Inc.	4,298	686
^,* SM Entertainment Co.		15,936	679
*	SK Broadband Co. Ltd.	152,829	675
	Fila Korea Ltd.	8,667	673
^	iMarketKorea Inc.	24,300	656
	Hana Tour Service Inc.	9,365	623

*	CJ E&M Corp.	19,563	619
^	Interpark Corp.	47,154	594
	Dongsuh Co. Inc.	39,112	589
	Hanssem Co. Ltd.	11,640	560
^,* ViroMed Co. Ltd.		12,867	560
	CJ CGV Co. Ltd.	12,380	559
^,* Kolao Holdings		26,219	548
*	Chong Kun Dang Pharmaceutical Corp.	8,101	525
	Hanil Cement Co. Ltd.	6,249	521
^	Partron Co. Ltd.	40,450	508
	Youngone Holdings Co. Ltd.	7,341	501
*	Hanjin Heavy Industries & Construction Co. Ltd.	40,220	499
^	Nexen Tire Corp.	36,230	498
^,* LG Life Sciences Ltd.		12,993	496
*	Asiana Airlines Inc.	97,072	488
^	Binggrae Co. Ltd.	5,819	487
	KIWOOM Securities Co. Ltd.	9,371	477
*	CJ Hellovision Co. Ltd.	24,960	463
*	Chabio & Diostech Co. Ltd.	43,016	460
	Hankook Tire Worldwide Co. Ltd.	23,140	456
	SFA Engineering Corp.	10,783	454
	KEPCO Plant Service & Engineering Co. Ltd.	8,649	452
^,* Seegene Inc.		7,956	443
	Samchully Co. Ltd.	3,906	442
	Green Cross Corp.	3,616	441
	LS Industrial Systems Co. Ltd.	7,037	435
^,* Medipost Co. Ltd.		7,542	427
*	JB Financial Group Co. Ltd.	65,713	426
*	Dong-A ST Co. Ltd.	3,946	424
	Samyang Holdings Corp.	6,600	422
	Hansol Paper Co.	35,760	403
	Huchems Fine Chemical Corp.	18,948	403
	Korea Electric Terminal Co. Ltd.	10,270	397
	Cosmax Inc.	7,720	394
	E1 Corp.	6,216	389
	KT Skylife Co. Ltd.	14,950	388
^,* Wonik IPS Co. Ltd.		41,340	380
*	Ssangyong Motor Co.	48,980	372
	Sungwoo Hitech Co. Ltd.	25,740	369
	MegaStudy Co. Ltd.	4,643	366
	Daou Technology Inc.	24,310	358
	Maeil Dairy Industry Co. Ltd.	8,952	355
	Namyang Dairy Products Co. Ltd.	436	353
	Daewoong Pharmaceutical Co. Ltd.	5,084	353
*	Ssangyong Cement Industrial Co. Ltd.	47,830	339
	Sung Kwang Bend Co. Ltd.	15,656	332
^,* Hyundai Elevator Co. Ltd.		7,494	325
^	Posco ICT Co. Ltd.	45,090	321
	GS Retail Co. Ltd.	13,240	311
	Tongyang Life Insurance	30,420	308
	Green Cross Holdings Corp.	24,290	301
	Handsome Co. Ltd.	11,138	298
	Seah Besteel Corp.	13,433	293
*	Hanjin Kal Corp.	13,540	291
	Hancom Inc.	13,303	286
^	Lock & Lock Co. Ltd.	13,809	286
	Soulbrain Co. Ltd.	7,385	283

^,* GemVax & Kael Co. Ltd.		22,193	281
	Kwang Dong Pharmaceutical Co. Ltd.	40,400	280
	Dong-A Socio Holdings Co. Ltd.	2,330	276
*	Hanmi Science Co. ltd	22,165	271
^	Hansae Co. Ltd.	14,450	270
	Hanjin Transportation Co. Ltd.	11,154	267
	TONGYANG Securities Inc.	118,630	261
	Daeduck Electronics Co.	36,100	261
	Meritz Securities Co. Ltd.	155,220	257
	Dongwon Industries Co. Ltd.	926	257
^	YG Entertainment Inc.	4,617	255
	Bukwang Pharmaceutical Co. Ltd.	19,698	255
*	Osstem Implant Co. Ltd.	9,948	253
^,* Korea Line Corp.		10,431	251
*	Hanwha General Insurance Co. Ltd.	52,151	248
^	Ilyang Pharmaceutical Co. Ltd.	10,358	247
*	TK Corp.	13,259	244
*	Taewoong Co. Ltd.	9,801	240
	Taeyoung Engineering & Construction Co. Ltd.	47,440	239
	Sindoh Co. Ltd.	4,070	236
	Dongyang Mechatronics Corp.	24,200	236
^,* Gamevil Inc.		5,616	235
*	Woongjin Chemical Co. Ltd.	23,640	232
^,* Seobu T&D		12,181	221
	POSCO Chemtech Co. Ltd.	1,825	218
	Daeduck GDS Co. Ltd.	14,590	217
^,* Doosan Engine Co. Ltd.		28,930	217
*	Hansol Technics Co. Ltd.	10,539	216
^,* Neowiz Games Corp.		13,715	216
^	Ahnlab Inc.	3,733	215
	S&T Motiv Co. Ltd.	8,240	212
	Meritz Financial Group Inc.	30,854	212
	S&T Dynamics Co. Ltd.	18,893	211
^	DuzonBIzon Co. Ltd.	20,360	209
	SBS Media Holdings Co. Ltd.	45,730	204
	Daekyo Co. Ltd.	29,480	201
*	Duksan Hi-Metal Co. Ltd.	12,136	200
	SL Corp.	12,420	199
^,* Komipharm International Co. Ltd.		26,575	190
	Able C&C Co. Ltd.	7,517	188
*	Dongbu HiTek Co. Ltd.	27,650	187
	SK Gas Ltd.	2,679	180
*	Hanjin Shipping Holdings Co. Ltd.	42,140	174
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	16,877	173
	Silicon Works Co. Ltd.	8,072	171
	OCI Materials Co. Ltd.	5,853	167
*	Kolon Global Corp.	57,890	166
	Iljin Display Co. Ltd.	12,970	164
	Sam Young Electronics Co. Ltd.	18,620	163
*	Green Cross Cell Corp.	7,374	153
	Humax Co. Ltd.	13,919	152
*	Foosung Co. Ltd.	47,710	149
^,* Taihan Electric Wire Co. Ltd.		78,662	148
	Chongkundang Holdings Corp.	3,425	145
^,* 3S Korea Co. Ltd.		35,930	141
	NH Investment & Securities Co. Ltd.	30,199	138
	Youlchon Chemical Co. Ltd.	12,100	134

	Dae Han Flour Mills Co. Ltd.	990	134
	Hanwha Investment & Securities Co. Ltd.	41,895	133
^,* Jusung Engineering Co. Ltd.		27,644	133
^,* Com2uSCorp		6,160	133
	Kumho Electric Co. Ltd.	5,290	131
	Capro Corp.	24,640	128
^	NEPES Corp.	16,272	124
*	ICD Co. Ltd.	11,667	121
	INTOPS Co. Ltd.	6,332	118
*	KTB Investment & Securities Co. Ltd.	56,860	117
	Namhae Chemical Corp.	16,640	115
	KISCO Corp.	4,626	115
^,* CNK International Co. Ltd.		35,374	112
^,* Pharmicell Co. Ltd.		33,200	111
^	Melfas Inc.	12,837	110
*	Woongjin Thinkbig Co. Ltd.	16,870	109
*	Interflex Co. Ltd.	5,636	108
	SK Securities Co. Ltd.	160,880	107
	Hitejinro Holdings Co. Ltd.	9,000	96
^,* STS Semiconductor & Telecommunications		25,428	89
*	China Ocean Resources Co. Ltd.	27,290	78
^,* STX Offshore & Shipbuilding Co. Ltd.		15,243	78
*	Dongbu Steel Co. Ltd.	25,318	77
*	Shinsung Solar Energy Co. Ltd.	62,650	67
	Dongbu Securities Co. Ltd.	21,320	65
	EG Corp.	3,452	64
*	Eugene Investment & Securities Co. Ltd.	31,930	61
^,* STX Engine Co. Ltd.		16,747	61
^,* SK Communications Co. Ltd.		9,340	60
^	Agabang&Company	12,729	60
*	Sewon Cellontech Co. Ltd.	23,930	57
	Kyobo Securities Co.	12,060	53
	Kolon Corp.	3,490	52
^,* Unison Co. Ltd.		21,034	50
	Samyang Corp.	1,170	49
*	CUROCOM Co. Ltd.	52,753	46
*	Dongbu Corp.	16,330	46
*	Woongjin Energy Co. Ltd.	18,200	37
*	Hyundai Elevator Co. Ltd. Rights Exp. 02/25/2014	2,638	33
^,* Tongyang Inc.		94,750	25
*	Tera Resource Co. Ltd.	168,016	8
*	SSCP Co. Ltd.	20,873	2
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			71,474
Spain (1.4%)
	Bolsas y Mercados Espanoles SA	81,013	3,169
	Viscofan SA	44,998	2,383
*	Gamesa Corp. Tecnologica SA	207,164	2,276
	Abengoa SA	604,331	1,993
	Indra Sistemas SA	109,066	1,935
	Ebro Foods SA	83,828	1,856
	Grupo Catalana Occidente SA	42,756	1,642
	Obrascon Huarte Lain SA	38,318	1,617
	Tecnicas Reunidas SA	29,934	1,574
	Prosegur Cia de Seguridad SA	188,286	1,131
*	NH Hoteles SA	167,403	1,052
*	Fomento de Construcciones y Contratas SA	39,433	1,047

	Construcciones y Auxiliar de Ferrocarriles SA	1,787	904
*	Atresmedia Corp. de Medios de Comunicaion SA	47,995	902
*	Sacyr SA	153,608	784
*	Zeltia SA	211,760	767
^	Melia Hotels International SA	56,856	738
*	Faes Farma SA	203,185	722
*	Almirall SA	44,701	713
	Duro Felguera SA	65,351	437
	Ence Energia y Celulosa S.A	89,603	329
*	Deoleo SA	357,658	239
	Tubos Reunidos SA	96,966	229
	Papeles y Cartones de Europa SA	37,021	195
	Tubacex SA	46,758	178
	Abengoa SA	43,869	176
^,* Promotora de Informaciones SA		250,479	137
*	Realia Business SA	92,502	125
^,* Caja de Ahorros del Mediterraneo		42,306	—
*	Pescanova SA	10,066	—
			29,250
Sweden (2.5%)
	Trelleborg AB Class B	232,465	4,637
	Meda AB Class A	221,746	2,697
	Castellum AB	164,754	2,629
	NCC AB Class B	79,379	2,533
*	ICA Gruppen AB	73,719	2,270
	BillerudKorsnas AB	144,264	1,726
	Wallenstam AB	106,941	1,635
	Hexpol AB	22,707	1,615
	Fabege AB	126,879	1,608
*	Swedish Orphan Biovitrum AB	141,049	1,607
	JM AB	57,227	1,530
	Hufvudstaden AB Class A	110,007	1,474
	AarhusKarlshamn AB	23,987	1,466
	Loomis AB Class B	58,848	1,389
^	Axis Communications AB	39,992	1,292
	Nibe Industrier AB Class B	58,534	1,281
	Wihlborgs Fastigheter AB	69,681	1,271
	Axfood AB	25,229	1,209
	Kungsleden AB	153,257	1,112
*	Betsson AB	36,694	1,036
	Saab AB Class B	39,279	1,020
	Intrum Justitia AB	35,990	1,016
	AF AB	30,883	998
	Lundbergforetagen AB Class B	24,096	989
*	Fastighets AB Balder	91,392	971
	Peab AB	155,719	966
	Avanza Bank Holding AB	25,906	947
*	Eniro AB	100,853	752
*	Lindab International AB	66,550	673
	Nobia AB	67,784	524
*	Rezidor Hotel Group AB	75,403	517
*	Investment AB Oresund	21,482	476
	Melker Schorling AB	9,173	433
	Klovern AB	84,989	421
	Clas Ohlson AB	24,429	418
	Concentric AB	37,712	398
^,* CDON Group AB		92,542	387

	SkiStar AB	27,019	381
^,* SAS AB		137,460	380
	Haldex AB	33,534	327
	Klovern AB Prior Pfd.	14,008	325
	Bure Equity AB	74,612	304
	Mekonomen AB	11,452	279
^,* Active Biotech AB		42,739	225
	Nordnet AB	46,846	199
*	KappAhl AB	21,651	129
			50,472
Switzerland (3.0%)
	Galenica AG	4,700	4,478
*	Dufry AG	25,721	4,032
	Georg Fischer AG	3,924	2,692
	OC Oerlikon Corp. AG	165,107	2,597
	Helvetia Holding AG	5,137	2,474
	Logitech International SA	143,257	2,257
	Panalpina Welttransport Holding AG	13,390	2,213
	BB Biotech AG	11,502	2,012
	Bucher Industries AG	6,835	2,001
	Flughafen Zuerich AG	2,905	1,707
	Nobel Biocare Holding AG	110,180	1,676
	Valiant Holding AG	17,151	1,668
	Kaba Holding AG Class B	3,588	1,640
	Straumann Holding AG	7,605	1,513
	Burckhardt Compression Holding AG	3,315	1,493
	ams AG	11,815	1,455
	Belimo Holding AG	478	1,329
	Tecan Group AG	11,612	1,273
	Allreal Holding AG	8,841	1,228
	Mobimo Holding AG	5,865	1,222
	Forbo Holding AG	1,488	1,214
	Temenos Group AG	42,586	1,196
*	Meyer Burger Technology AG	78,131	1,178
	Kuoni Reisen Holding AG	2,584	1,167
	Vontobel Holding AG	29,626	1,115
	Rieter Holding AG	4,319	959
	Daetwyler Holding AG	6,328	955
	Valora Holding AG	3,285	844
	Schweiter Technologies AG	1,043	806
	St. Galler Kantonalbank AG	1,967	762
	Huber & Suhner AG	14,147	757
	Kudelski SA	46,727	715
	Autoneum Holding AG	4,137	713
*	Gategroup Holding AG	23,219	690
	Ascom Holding AG	36,152	687
	Basilea Pharmaceutica	4,962	684
*	Schmolz & Bickenbach AG	503,010	658
*	AFG Arbonia-Forster Holding AG	17,649	619
	Emmi AG	1,914	607
	Vetropack Holding AG	284	564
	EFG International AG	35,981	526
	Schweizerische National-Versicherungs-Gesellschaft AG	7,018	462
	Liechtensteinische Landesbank AG	9,843	446
	Basler Kantonalbank	5,110	425
	Zehnder Group AG	8,511	382
	Siegfried Holding AG	1,995	356

Swissquote Group Holding SA	8,231	324
Alpiq Holding AG	2,339	323
Verwaltungs- und Privat-Bank AG	3,040	314
BKW AG	9,538	300
* Orascom Development Holding AG	7,199	120
* Von Roll Holding AG	42,748	88
Bachem Holding AG	1,133	62
Cie Financiere Tradition SA	1,060	56
* Petroplus Holdings AG	36,495	1
		62,035
Taiwan (6.2%)
China Life Insurance Co. Ltd.	2,677,324	2,551
Chailease Holding Co. Ltd.	905,600	2,214
Eclat Textile Co. Ltd.	189,583	2,047
Radiant Opto-Electronics Corp.	429,147	1,865
Hiwin Technologies Corp.	205,860	1,862
* Inotera Memories Inc.	2,231,000	1,722
WPG Holdings Ltd.	1,430,889	1,659
Ruentex Industries Ltd.	674,160	1,615
Ruentex Development Co. Ltd.	876,292	1,534
Merida Industry Co. Ltd.	242,822	1,495
Simplo Technology Co. Ltd.	287,053	1,316
Clevo Co.	617,944	1,270
Airtac International Group	134,980	1,224
Kenda Rubber Industrial Co. Ltd.	561,399	1,209
Highwealth Construction Corp.	539,816	1,084
St. Shine Optical Co. Ltd.	41,419	1,068
Zhen Ding Technology Holding Ltd.	428,400	1,062
Sanyang Industry Co. Ltd.	680,037	1,047
China Petrochemical Development Corp.	2,337,077	1,029
Far Eastern Department Stores Ltd.	1,114,435	1,012
Yungtay Engineering Co. Ltd.	364,993	999
MIN AIK Technology Co. Ltd.	174,987	996
Standard Foods Corp.	334,865	980
Wowprime Corp.	60,700	978
King's Town Bank	1,007,193	978
TSRC Corp.	675,711	958
Powertech Technology Inc.	694,662	950
Chipbond Technology Corp.	603,852	937
Everlight Electronics Co. Ltd.	394,725	932
* Nan Kang Rubber Tire Co. Ltd.	764,107	923
CTCI Corp.	676,667	919
Tripod Technology Corp.	499,327	907
* Sino-American Silicon Products Inc.	495,945	905
Kinsus Interconnect Technology Corp.	258,282	895
LCY Chemical Corp.	683,255	863
Phison Electronics Corp.	135,962	850
China Steel Chemical Corp.	152,853	846
Makalot Industrial Co. Ltd.	166,000	812
King Yuan Electronics Co. Ltd.	1,129,963	780
* HannStar Display Corp.	2,257,000	775
Chroma ATE Inc.	360,040	771
Richtek Technology Corp.	144,155	748
Hermes Microvision Inc.	25,000	735
Tung Ho Steel Enterprise Corp.	849,150	731
Tainan Spinning Co. Ltd.	1,055,359	708
King Slide Works Co. Ltd.	64,675	707

ScinoPharm Taiwan Ltd.	248,924	697
Gigabyte Technology Co. Ltd.	531,271	694
Merry Electronics Co. Ltd.	118,153	681
* Winbond Electronics Corp.	2,787,000	674
Wei Chuan Foods Corp.	427,835	670
Wistron NeWeb Corp.	254,142	649
Jih Sun Financial Holdings Co. Ltd.	2,203,570	642
Tong Hsing Electronic Industries Ltd.	124,056	635
Tong Yang Industry Co. Ltd.	465,919	627
Taichung Commercial Bank	1,743,738	626
* Medigen Biotechnology Corp.	92,680	616
USI Corp.	873,518	610
Huaku Development Co. Ltd.	245,499	603
Grand Pacific Petrochemical	823,928	596
Coretronic Corp.	633,000	582
Micro-Star International Co. Ltd.	660,000	576
* Wintek Corp.	1,721,962	573
* Tatung Co. Ltd.	2,001,320	570
* Neo Solar Power Corp.	486,819	568
Kerry TJ Logistics Co. Ltd.	401,092	564
Casetek Holdings Ltd.	108,000	563
Firich Enterprises Co. Ltd.	139,430	558
Formosa International Hotels Corp.	49,369	543
FLEXium Interconnect Inc.	180,801	542
Chin-Poon Industrial Co. Ltd.	324,072	533
* Motech Industries Inc.	301,311	531
Compeq Manufacturing Co. Ltd.	950,471	529
TTY Biopharm Co. Ltd.	178,483	529
* Ta Chong Bank Ltd.	1,512,587	525
Elan Microelectronics Corp.	301,350	522
Shinkong Synthetic Fibers Corp.	1,578,416	517
Goldsun Development & Construction Co. Ltd.	1,267,591	507
* Mitac Holdings Corp.	578,000	500
Taiwan Hon Chuan Enterprise Co. Ltd.	239,258	499
Farglory Land Development Co. Ltd.	301,854	484
AmTRAN Technology Co. Ltd.	749,692	481
Kinpo Electronics	1,294,196	479
Depo Auto Parts Ind Co. Ltd.	125,313	472
Win Semiconductors Corp.	535,000	466
Shihlin Electric & Engineering Corp.	372,239	465
A-DATA Technology Co. Ltd.	207,000	463
Prince Housing & Development Corp.	866,103	456
* China Man-Made Fiber Corp.	1,113,778	451
Lien Hwa Industrial Corp.	711,356	450
Formosan Rubber Group Inc.	481,888	443
* Taiwan Life Insurance Co. Ltd.	474,397	440
Lung Yen Life Service Corp.	158,000	435
YungShin Global Holding Corp.	235,617	435
Senao International Co. Ltd.	149,000	434
Cheng Loong Corp.	908,920	426
WT Microelectronics Co. Ltd.	336,601	411
Unity Opto Technology Co. Ltd.	338,000	410
* Mercuries Life Insurance Co. Ltd.	640,240	410
Chong Hong Construction Co.	152,160	409
* Yieh Phui Enterprise Co. Ltd.	1,265,406	405
* Ritek Corp.	2,388,000	404
Radium Life Tech Co. Ltd.	522,267	397

* Taiwan Styrene Monomer	551,980	397
China Synthetic Rubber Corp.	430,562	397
Test-Rite International Co. Ltd.	522,725	387
Great Wall Enterprise Co. Ltd.	447,839	387
* Microbio Co. Ltd.	383,562	384
Taiwan Sogo Shin Kong SEC	295,000	382
* Gintech Energy Corp.	375,800	382
* Shining Building Business Co. Ltd.	456,408	381
China Metal Products	313,250	380
* CMC Magnetics Corp.	2,346,000	374
UPC Technology Corp.	802,510	372
Hung Sheng Construction Ltd.	504,100	371
BES Engineering Corp.	1,298,468	367
Aten International Co. Ltd.	124,260	365
China Bills Finance Corp.	937,800	362
* Via Technologies Inc.	389,481	359
Rechi Precision Co. Ltd.	335,600	350
Taiwan Surface Mounting Technology Co. Ltd.	237,468	349
Ardentec Corp.	423,638	349
* Qisda Corp.	1,310,000	347
CyberTAN Technology Inc.	329,571	342
* Taiwan TEA Corp.	377,293	341
* E Ink Holdings Inc.	637,708	339
Kinik Co.	134,000	338
Faraday Technology Corp.	268,000	335
Gourmet Master Co. Ltd.	55,650	334
Great China Metal Industry	271,000	334
G Tech Optoelectronics Corp.	265,000	334
Kingdom Construction Co.	329,000	333
* Chung Hung Steel Corp.	1,168,047	330
Namchow Chemical Industrial Co. Ltd.	229,000	325
Pan-International Industrial Corp.	421,488	321
Hey Song Corp.	306,000	321
D-Link Corp.	505,000	320
Shinkong Textile Co. Ltd.	247,338	320
Dynapack International Technology Corp.	117,299	316
Sinyi Realty Co.	186,356	316
San Shing Fastech Corp.	134,620	315
Long Chen Paper Co. Ltd.	600,052	311
Everlight Chemical Industrial Corp.	380,702	309
Asia Polymer Corp.	361,500	308
Solar Applied Materials Technology Co.	348,201	307
ITEQ Corp.	291,261	307
TA Chen Stainless Pipe	658,330	305
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	302
* Li Peng Enterprise Co. Ltd.	663,218	300
Lealea Enterprise Co. Ltd.	843,586	300
Federal Corp.	399,798	300
Career Technology MFG. Co. Ltd.	284,126	296
Kuoyang Construction Co. Ltd.	476,648	295
Taiwan Semiconductor Co. Ltd.	304,000	293
Alpha Networks Inc.	361,919	293
* King's Town Construction Co. Ltd.	305,712	292
Taiflex Scientific Co. Ltd.	158,034	292
PChome Online Inc.	42,527	292
* Shihlin Paper Corp.	187,428	291
Evergreen International Storage & Transport Corp.	430,502	289

TXC Corp.	251,877	289
Wah Lee Industrial Corp.	181,883	286
Elite Semiconductor Memory Technology Inc.	243,000	286
IEI Integration Corp.	165,456	285
Taiwan Paiho Ltd.	274,183	284
Greatek Electronics Inc.	290,000	278
Mercuries & Associates Ltd.	420,005	278
Systex Corp.	132,000	276
Soft-World International Corp.	114,520	271
Sigurd Microelectronics Corp.	288,000	271
Taiwan Acceptance Corp.	110,000	271
United Integrated Services Co. Ltd.	212,000	271
Taiwan PCB Techvest Co. Ltd.	236,102	269
* Chia Hsin Cement Corp.	524,352	268
Ambassador Hotel	276,519	268
* E-Ton Solar Tech Co. Ltd.	468,603	267
AcBel Polytech Inc.	257,000	266
Ho Tung Chemical Corp.	569,101	266
Accton Technology Corp.	497,467	265
Syncmold Enterprise Corp.	152,000	264
* Chunghwa Picture Tubes Ltd.	4,542,000	261
CSBC Corp. Taiwan	405,808	261
GeoVision Inc.	44,345	260
* Gigastorage Corp.	228,800	260
Test Research Inc.	173,371	258
Shin Zu Shing Co. Ltd.	105,000	256
* Green Energy Technology Inc.	252,746	251
Sincere Navigation Corp.	278,000	251
Gloria Material Technology Corp.	338,484	250
Altek Corp.	262,786	246
Chung Hsin Electric & Machinery Manufacturing Corp.	358,000	236
Quanta Storage Inc.	190,000	235
Long Bon International Co. Ltd.	438,000	235
* Taiwan Land Development Corp.	629,542	234
* Unitech Printed Circuit Board Corp.	583,738	229
Nien Hsing Textile Co. Ltd.	231,083	229
Huang Hsiang Construction Co.	141,051	227
Taiwan Sanyo Electric Co. Ltd.	168,300	226
Topco Scientific Co. Ltd.	120,456	225
* Solartech Energy Corp.	278,000	224
Lite-On Semiconductor Corp.	351,000	224
* Sunplus Technology Co. Ltd.	570,000	222
Continental Holdings Corp.	620,000	222
YC INOX Co. Ltd.	306,159	220
* Formosa Epitaxy Inc.	367,000	218
Hung Poo Real Estate Development Corp.	225,195	217
CHC Healthcare Group	91,733	217
* Walsin Technology Corp.	765,408	216
Genius Electronic Optical Co. Ltd.	69,732	212
Elite Material Co. Ltd.	246,519	211
ALI Corp.	206,358	210
Holtek Semiconductor Inc.	107,279	203
National Petroleum Co. Ltd.	211,000	203
Gemtek Technology Corp.	208,115	203
HUA ENG Wire & Cable	539,000	202
Holy Stone Enterprise Co. Ltd.	144,670	201
Parade Technologies Ltd.	28,000	199

Johnson Health Tech Co. Ltd.	73,661	199
KEE TAI Properties Co. Ltd.	320,740	199
China General Plastics Corp.	374,180	197
Elitegroup Computer Systems Co. Ltd.	334,180	197
* Asia Optical Co. Inc.	188,000	197
Ability Enterprise Co. Ltd.	307,257	195
Visual Photonics Epitaxy Co. Ltd.	208,941	195
OptoTech Corp.	400,000	192
Jentech Precision Industrial Co. Ltd.	71,698	192
* Globe Union Industrial Corp.	289,000	190
Sampo Corp.	491,311	188
Taiwan Cogeneration Corp.	312,903	188
* HannsTouch Solution Inc.	616,392	185
Global Unichip Corp.	74,649	185
Zinwell Corp.	146,099	183
Sonix Technology Co. Ltd.	112,000	181
First Hotel	279,183	180
* Concord Securities Corp.	620,324	175
Cyberlink Corp.	61,076	174
Weltrend Semiconductor	187,200	169
Getac Technology Corp.	340,000	167
Taiwan Fire & Marine Insurance Co.	198,840	161
China Chemical & Pharmaceutical Co. Ltd.	213,000	161
Global Mixed Mode Technology Inc.	57,199	161
* Unizyx Holding Corp.	260,000	159
AV Tech Corp.	57,053	158
Lotes Co. Ltd.	69,000	156
Pixart Imaging Inc.	92,920	154
Tong-Tai Machine & Tool Co. Ltd.	155,518	153
China Electric Manufacturing Corp.	343,000	153
Ta Ya Electric Wire & Cable	650,440	151
Great Taipei Gas Co. Ltd.	198,000	151
Infortrend Technology Inc.	243,885	150
WUS Printed Circuit Co. Ltd.	320,000	150
L&K Engineering Co. Ltd.	159,000	145
* TYC Brother Industrial Co. Ltd.	272,710	144
Lingsen Precision Industries Ltd.	252,000	143
Jess-Link Products Co. Ltd.	131,800	141
* Gold Circuit Electronics Ltd.	586,280	141
* Pan Jit International Inc.	293,000	136
Sitronix Technology Corp.	79,282	136
Asia Vital Components Co. Ltd.	207,337	135
* Etron Technology Inc.	302,947	134
Shih Wei Navigation Co. Ltd.	195,986	134
First Steamship Co. Ltd.	216,588	133
* Newmax Technology Co. Ltd.	61,478	133
* Dynamic Electronics Co. Ltd.	366,468	131
Chun Yuan Steel	344,676	130
Tsann Kuen Enterprise Co. Ltd.	91,295	129
Phihong Technology Co. Ltd.	197,618	126
* Silicon Integrated Systems Corp.	420,592	124
Taiwan Mask Corp.	377,650	122
Darfon Electronics Corp.	181,000	120
* Champion Building Materials Co. Ltd.	292,000	120
* Wafer Works Corp.	225,570	120
Bank of Kaohsiung	381,210	119
Young Fast Optoelectronics Co. Ltd.	119,000	119

*	Pihsiang Machinery Manufacturing Co. Ltd.	118,000	115
*	Microelectronics Technology Inc.	188,212	114
*	Chung Hwa Pulp Corp.	373,890	114
	FSP Technology Inc.	114,254	113
*	J Touch Corp.	128,999	113
	Hsin Kuang Steel Co. Ltd.	177,569	113
*	Giantplus Technology Co. Ltd.	371,000	112
	Basso Industry Corp.	113,000	112
	Young Optics Inc.	58,000	110
*	Eastern Media International Corp.	232,072	109
*	Global Brands Manufacture Ltd.	295,045	105
	Microlife Corp.	38,500	103
	LES Enphants Co. Ltd.	145,059	101
	Taiyen Biotech Co. Ltd.	107,876	99
	Advanced International Multitech Co. Ltd.	90,000	94
	KYE Systems Corp.	234,000	94
	Forhouse Corp.	246,000	93
	Silitech Technology Corp.	72,419	89
	Chinese Maritime Transport Ltd.	69,000	88
	Sheng Yu Steel Co. Ltd.	111,000	87
	Avermedia Technologies	192,290	85
*	Entire Technology Co. Ltd.	85,000	85
*	Tyntek Corp.	290,003	83
*	Genesis Photonics Inc.	155,283	81
	ENG Electric Co. Ltd.	88,799	77
*	Mosel Vitelic Inc.	358,861	75
*	AGV Products Corp.	250,000	74
	Sunrex Technology Corp.	184,000	74
	O-TA Precision Industry Co. Ltd.	106,000	68
	Taiwan Navigation Co. Ltd.	80,178	65
	ITE Technology Inc.	76,418	65
	International Games System Co. Ltd.	32,213	59
	Chinese Gamer International Corp.	32,000	55
	ACES Electronic Co. Ltd.	49,000	42
*	Bright Led Electronics Corp.	51,000	30
			127,473
Thailand (1.0%)
*	True Corp. PCL	5,039,700	1,100
*	Jasmine International PCL	3,463,032	740
*	BTS Group Holdings PCL	2,917,924	709
*	BTS Rail Mass Transit Growth Infrastructure Fund	2,649,776	678
	BTS Group Holdings PCL	2,736,600	665
	Bumrungrad Hospital PCL (Foreign)	248,413	633
*	Minor International PCL	946,000	598
*	Robinson Department Store PCL	433,600	582
	CPN Retail Growth Leasehold Property Fund	1,127,479	519
*	Siam Global House PCL	1,166,500	504
*	Thanachart Capital PCL	534,640	502
*	Tisco Financial Group PCL	446,550	501
^,* Thaicom PCL		375,700	431
^	Home Product Center PCL	1,663,083	428
*	Hana Microelectronics PCL	567,100	426
	Minor International PCL (Foreign)	644,443	419
*	LPN Development PCL	891,736	392
	Central Plaza Hotel PCL	464,500	378
*	Bangkok Land PCL	8,596,000	371
	Kiatnakin Bank PCL	312,800	354

	Thai Tap Water Supply PCL	1,201,300	345
^	Pruksa Real Estate PCL	560,500	304
^	Bangkok Life Assurance PCL	156,900	292
*	Cal-Comp Electronics Thailand PCL	3,346,034	287
*	Bangkok Life Assurance PCL	152,473	284
	Bangkok Expressway PCL (Foreign)	278,700	271
^	Sino-Thai Engineering & Construction PCL	653,057	262
*	Pruksa Real Estate PCL	456,830	244
*	Bangchak Petroleum PCL	295,100	240
*	Hemaraj Land and Development PCL	2,862,400	236
*	Thoresen Thai Agencies PCL	434,600	229
*	Dynasty Ceramic PCL	151,600	222
*	WHA Corp. PCL	235,200	208
*	Thai Vegetable Oil PCL	342,400	202
*	Home Product Center PCL	776,998	200
*	Major Cineplex Group PCL	389,300	197
	Hana Microelectronics PCL (Foreign)	241,710	195
	Thai Stanley Electric PCL	31,600	195
*	Thoresen Thai Agencies PCL	365,773	193
	VGI Global Media PCL	728,000	186
	Bangkok Chain Hospital PCL	1,051,125	183
*	Esso Thailand PCL	1,046,600	177
*	VGI Global Media PCL	685,600	175
*	Bumrungrad Hospital PCL	67,520	171
*	Sri Trang Agro-Industry PCL	448,200	166
^	Precious Shipping PCL	269,200	163
^,* Sansiri PCL (Local)		2,806,100	153
*	Univentures PCL	707,100	153
	Thai Reinsurance PCL	1,480,500	152
*	Amata Corp. PCL	405,300	151
*	Italian-Thai Development PCL	1,360,202	145
	Quality Houses PCL	1,828,934	140
*	Supalai PCL	285,300	139
*	TPI Polene PCL	418,700	133
	Maybank Kim Eng Securities Thailand PCL	197,500	133
*	Precious Shipping PCL	206,600	125
	Supalai PCL	231,500	112
	Khon Kaen Sugar Industry PCL (Foreign)	291,200	109
*	Quality Houses PCL	1,331,100	103
	Hemaraj Land and Development PCL	1,228,400	101
*	Asian Property Development PCL (Foreign)	782,960	97
	Tisco Financial Group PCL (Foreign)	81,950	92
	Samart Corp. PCL	341,500	89
*	Sahaviriya Steel Industries PCL	9,411,500	88
	Bumrungrad Hospital PCL	34,400	87
*	Khon Kaen Sugar Industry PCL	236,700	85
	Home Product Center PCL	242,200	62
	Bangkok Expressway PCL	63,300	62
*	Khon Kaen Sugar Industry PCL	140,000	51
*	Saha-Union PCL	40,000	42
*	Samart Corp. PCL	92,200	41
*	G J Steel PCL	27,117,250	39
*	Tata Steel Thailand PCL	1,725,500	38
*	Bangkokland PCL Warrants Exp. 05/16/2018	1,210,774	11
*	Bangkokland PCL Warrants Exp. 12/30/2015	97,606	1
			19,491

Turkey (0.4%)
TAV Havalimanlari Holding AS	129,633	978
Ulker Biskuvi Sanayi AS	148,001	910
Turkiye Sinai Kalkinma Bankasi AS	740,790	557
* Petkim Petrokimya Holding AS	405,445	455
* Gubre Fabrikalari TAS	287,308	421
* Pegasus Hava Tasimaciligi AS	34,340	396
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	841,971	362
* Asya Katilim Bankasi AS	676,493	323
* Sekerbank TAS	303,343	272
Yazicilar Holding AS Class A	34,225	270
Turk Traktor ve Ziraat Makineleri AS	11,472	265
Trakya Cam Sanayii AS	250,773	232
Dogus Otomotiv Servis ve Ticaret AS	80,260	231
Aksigorta AS	175,747	228
Aygaz AS	64,508	218
Tekfen Holding AS	102,370	213
Aksa Akrilik Kimya Sanayii	56,442	187
Cimsa Cimento Sanayi VE Tica	35,581	181
* Koza Anadolu Metal Madencilik Isletmeleri AS	176,079	171
* Zorlu Enerji Elektrik Uretim AS	403,089	169
Konya Cimento Sanayii AS	1,548	164
* Migros Ticaret AS	22,804	147
* Albaraka Turk Katilim Bankasi AS	229,944	146
Akfen Holding AS	74,550	135
Anadolu Cam Sanayii AS	178,685	135
* Dogan Yayin Holding AS	527,028	121
Bizim Toptan Satis Magazalari AS	13,763	117
Torunlar Gayrimenkul Yatirim Ortakligi AS	95,033	113
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	107,261	101
* Ihlas Holding AS	631,611	101
* Akenerji Elektrik Uretim AS	223,987	99
Is Gayrimenkul Yatirim Ortakligi AS	165,936	93
* Ipek Dogal Enerji Kaynaklari Ve Uretim AS	90,803	91
Alarko Holding AS	44,146	91
Turcas Petrol AS	74,081	75
* Hurriyet Gazetecilik AS	189,447	47
* Vestel Elektronik Sanayi ve Ticaret AS	72,776	45
		8,860
United Arab Emirates (0.1%)
Dubai Investments PJSC	737,889	552
* Drake & Scull International	1,185,819	488
* Lamprell plc	168,004	396
RAK Properties PJSC	800,000	253
		1,689
United Kingdom (18.6%)
Travis Perkins plc	240,672	6,869
Persimmon plc	297,870	6,419
Ashtead Group plc	490,721	6,355
St. James's Place plc	496,967	6,283
Barratt Developments plc	960,007	5,968
Taylor Wimpey plc	3,178,187	5,850
Mondi plc	358,528	5,431
Berkeley Group Holdings plc	123,154	5,228
DS Smith plc	917,074	4,947
Direct Line Insurance Group plc	1,032,856	4,493

Inchcape plc	453,770	4,356
* Thomas Cook Group plc	1,437,819	4,247
Spectris plc	114,300	4,172
Pennon Group plc	362,080	4,099
Rightmove plc	94,976	3,948
Capital & Counties Properties plc	670,196	3,913
Henderson Group plc	1,049,993	3,787
Provident Financial plc	141,236	3,784
Hiscox Ltd.	360,431	3,777
DCC plc	81,730	3,713
IG Group Holdings plc	355,241	3,654
Derwent London plc	89,188	3,646
Halma plc	368,221	3,619
Booker Group plc	1,393,986	3,542
* Ocado Group plc	409,956	3,521
Spirax-Sarco Engineering plc	72,489	3,476
Rotork plc	84,909	3,432
Howden Joinery Group plc	603,903	3,408
* BTG plc	344,602	3,351
Amlin plc	485,261	3,330
Balfour Beatty plc	678,896	3,253
Great Portland Estates plc	322,842	3,205
Close Brothers Group plc	145,402	3,165
Essentra plc	223,834	3,049
Hays plc	1,383,989	3,017
Bellway plc	117,870	3,006
Greene King plc	208,019	2,929
Catlin Group Ltd.	330,757	2,875
Intermediate Capital Group plc	394,732	2,679
TalkTalk Telecom Group plc	519,997	2,664
Britvic plc	231,222	2,632
Stagecoach Group plc	439,267	2,625
UBM plc	231,593	2,586
* Afren plc	1,050,626	2,566
Victrex plc	85,976	2,514
Berendsen plc	164,913	2,507
Hikma Pharmaceuticals plc	127,026	2,507
* Dixons Retail plc	3,488,124	2,500
* Firstgroup plc	1,138,724	2,490
Phoenix Group Holdings	202,497	2,447
Shaftesbury plc	237,705	2,432
AZ Electronic Materials SA	363,065	2,362
BBA Aviation plc	465,666	2,360
Carillion plc	417,442	2,338
Home Retail Group plc	790,948	2,328
QinetiQ Group plc	626,952	2,301
* Sports Direct International plc	202,785	2,278
Premier Oil plc	505,080	2,252
* Genel Energy plc	139,046	2,250
Telecity Group plc	189,811	2,229
WS Atkins plc	99,299	2,227
* Ophir Energy plc	485,148	2,220
Cable & Wireless Communications plc	2,485,601	2,184
Lancashire Holdings Ltd.	175,290	2,171
Ultra Electronics Holdings plc	67,139	2,158
Regus plc	621,144	2,137
Aveva Group plc	60,124	2,123

Beazley plc	493,221	2,070
Jardine Lloyd Thompson Group plc	118,679	2,062
Senior plc	412,863	2,024
Restaurant Group plc	201,250	2,022
Jupiter Fund Management plc	328,462	2,015
WH Smith plc	117,210	2,014
National Express Group plc	416,379	1,996
Michael Page International plc	272,049	1,988
Vesuvius plc	263,434	1,937
Bodycote plc	178,438	1,903
Elementis plc	449,851	1,890
Mitie Group plc	353,773	1,854
International Personal Finance plc	240,559	1,836
Electrocomponents plc	414,162	1,806
Hunting plc	144,855	1,792
Bovis Homes Group plc	132,615	1,791
PZ Cussons plc	299,311	1,777
Carphone Warehouse Group plc	358,257	1,762
SIG plc	541,610	1,745
Paragon Group of Cos. plc	300,831	1,736
Pace plc	293,834	1,730
Galliford Try plc	88,384	1,708
Micro Focus International plc	135,835	1,674
* SVG Capital plc	238,467	1,658
CSR plc	151,932	1,655
Playtech plc	144,376	1,634
* Mitchells & Butlers plc	219,261	1,620
Domino Printing Sciences plc	123,115	1,610
Homeserve plc	297,935	1,602
Soco International plc	236,194	1,599
Telecom Plus plc	50,926	1,597
RPC Group plc	162,522	1,589
Kier Group plc	50,302	1,555
Betfair Group plc	87,640	1,521
Debenhams plc	1,216,038	1,478
Morgan Advanced Materials plc	287,245	1,464
* EnQuest plc	674,026	1,432
Halfords Group plc	190,080	1,429
Greencore Group plc	343,948	1,409
Redrow plc	262,016	1,400
UDG Healthcare plc	236,602	1,384
Laird plc	259,357	1,380
Marston's plc	555,279	1,370
* Dignity plc	55,575	1,366
Oxford Instruments plc	49,523	1,362
Fidessa Group plc	35,590	1,353
Grainger plc	384,185	1,347
* Countrywide plc	142,992	1,343
Dunelm Group plc	87,751	1,330
Millennium & Copthorne Hotels plc	142,713	1,329
Londonmetric Property plc	581,278	1,316
Keller Group plc	67,470	1,316
Go-Ahead Group plc	39,423	1,279
Bwin.Party Digital Entertainment plc	678,183	1,274
N Brown Group plc	142,658	1,266
Diploma plc	110,608	1,266
Genus plc	58,293	1,259

^ APR Energy plc	90,580	1,254
Rathbone Brothers plc	45,602	1,249
Interserve plc	124,154	1,245
ST Modwen Properties plc	196,986	1,243
* Enterprise Inns plc	468,743	1,241
Premier Farnell plc	346,715	1,238
De La Rue plc	95,493	1,226
Fenner plc	179,874	1,215
Domino's Pizza Group plc	138,677	1,205
Brewin Dolphin Holdings plc	237,906	1,194
RPS Group plc	212,317	1,194
Savills plc	115,030	1,184
Synthomer plc	260,591	1,162
F&C Asset Management plc	555,459	1,134
Tullett Prebon plc	207,429	1,129
Big Yellow Group plc	132,523	1,127
Hansteen Holdings plc	642,255	1,119
Synergy Health plc	52,695	1,116
J D Wetherspoon plc	84,233	1,102
Dechra Pharmaceuticals plc	95,483	1,101
Dairy Crest Group plc	128,398	1,095
Darty plc	498,573	1,080
Alent plc	208,471	1,076
ITE Group plc	238,421	1,073
Unite Group plc	158,679	1,068
Cranswick plc	48,625	1,054
Renishaw plc	33,842	1,048
esure Group plc	225,674	1,011
Moneysupermarket.com Group plc	338,100	990
F&C Commercial Property Trust Ltd.	490,253	983
Spirent Communications plc	603,920	944
* Crest Nicholson Holdings plc	156,552	944
Workspace Group plc	103,556	925
Spirit Pub Co. plc	666,200	916
^ Cineworld Group plc	152,559	888
* Petra Diamonds Ltd.	390,720	887
Kcom Group plc	518,337	842
* Colt Group SA	402,589	837
Computacenter plc	78,215	829
Devro plc	161,439	821
Greggs plc	97,427	809
* Partnership Assurance Group plc	139,176	739
* SuperGroup plc	28,628	725
Chemring Group plc	179,549	713
Speedy Hire plc	667,934	708
Euromoney Institutional Investor plc	31,785	692
Shanks Group plc	354,532	681
* Centamin plc	900,153	653
Stobart Group Ltd.	293,444	648
Sthree plc	100,455	634
Xchanging plc	209,486	613
Chesnara plc	104,111	591
* Heritage Oil plc	191,154	590
Helical Bar plc	100,674	573
Smiths News plc	162,879	569
Mucklow A & J Group plc	72,099	557
* Al Noor Hospitals Group plc	39,533	547

	^,* Imagination Technologies Group plc			191,570	542
	UK Commercial Property Trust Ltd.			413,753	523
	Schroder REIT Ltd.			586,909	521
	Development Securities plc			125,803	508
	Morgan Sindall Group plc			38,158	501
	Hochschild Mining plc			197,008	496
	Cape plc			111,115	490
*	Premier Foods plc			191,846	453
	SDL plc			73,436	440
*	Aquarius Platinum Ltd.			674,069	437
*	Perform Group plc			96,694	393
*	Salamander Energy plc			219,336	383
*	Gem Diamonds Ltd.			134,777	352
	Picton Property Income Ltd.			342,986	330
*	Asia Resource Minerals plc			81,487	323
	^,* Mothercare plc			73,260	315
	888 Holdings plc			124,984	294
	Daejan Holdings plc			3,334	266
	Anglo Pacific Group plc			74,188	224
	Petropavlovsk plc			174,667	202
	^,* Talvivaara Mining Co. plc			1,128,309	104
*	Cineworld Group Rights Exp. 02/13/2014			48,818	99
	^,* New World Resources plc			78,873	66
*	Connaught plc			50,771	—
					380,401
	Total Common Stocks (Cost $1,776,363)				2,036,579
		Coupon
	Temporary Cash Investments (5.4%)[1]
	Money Market Fund (5.3%)
	[3,4] Vanguard Market Liquidity Fund	0.130%		108,715,288	108,715

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
	[5,6] Fannie Mae Discount Notes	0.060%	3/19/14	100	100
	[6,7] Federal Home Loan Bank Discount Notes	0.090%	3/21/14	300	300
7	Federal Home Loan Bank Discount Notes	0.070%	4/9/14	100	100
	[5,6] Freddie Mac Discount Notes	0.080%	2/10/14	100	100
					600
	Total Temporary Cash Investments (Cost $109,315)				109,315
	Total Investments (105.1%) (Cost $1,885,678)				2,145,894
	Other Assets and Liabilities-Net (-5.1%)[4]				(103,391)
	Net Assets (100%)				2,042,503

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $95,121,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 5.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate value of these securities was $1,072,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $105,843,000 of collateral received for securities on loan.

5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

FTSE All-World ex-US Small-Cap Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	272,259	43,412	88
Common Stocks—Other	—	1,719,987	833
Temporary Cash Investments	108,715	600	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	380,969	1,763,999	921
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	March 2014	56	6,318	34
34

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2014, the cost of investment securities for tax purposes was $1,903,964,000. Net unrealized appreciation of investment securities for tax purposes was $241,930,000, consisting of unrealized gains of $447,601,000 on securities that had risen in value since their purchase and $205,671,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Australia (10.1%)
Westfield Group	3,858,723	34,329
Westfield Retail Trust	5,961,164	15,717
Stockland	4,566,832	14,382
Goodman Group	3,009,987	12,214
Mirvac Group	7,234,851	10,519
GPT Group	3,095,387	9,727
Lend Lease Group	1,051,440	9,690
CFS Retail Property Trust Group	4,896,622	8,314
Dexus Property Group	9,318,241	8,115
Federation Centres Ltd.	2,821,935	5,590
Commonwealth Property Office Fund	3,973,780	4,278
Investa Office Fund	1,224,105	3,312
Australand Property Group	690,401	2,340
Cromwell Property Group	2,542,875	2,125
Charter Hall Retail REIT	612,636	1,915
BWP Trust	974,407	1,893
Shopping Centres Australasia Property Group	1,261,644	1,637
Charter Hall Group	455,528	1,473
* Aveo Group	686,923	1,278
Abacus Property Group	577,111	1,128
^ ALE Property Group	363,040	893
* Peet Ltd.	614,481	743
Cedar Woods Properties Ltd.	109,698	718
Growthpoint Properties Australia Ltd.	281,950	610
* Ingenia Communities Group	1,409,944	574
Challenger Diversified Property Group	229,846	502
Astro Japan Property Group	142,511	486
* Finbar Group Ltd.	326,950	457
Sunland Group Ltd.	324,265	447
Aspen Group	212,119	263
		155,669
Austria (1.1%)
IMMOFINANZ AG	2,103,919	9,874
CA Immobilien Anlagen AG	143,391	2,493
Atrium European Real Estate Ltd.	358,001	2,010
Conwert Immobilien Invest SE	129,766	1,682
S IMMO AG	108,826	775
		16,834
Belgium (0.6%)
Cofinimmo	31,628	3,679
Befimmo SA	35,326	2,405
Warehouses De Pauw SCA	22,193	1,583
Aedifica SA	18,697	1,289
		8,956
Brazil (1.0%)
BR Malls Participacoes SA	924,600	5,800
BR Properties SA	428,603	3,021
Multiplan Empreendimentos Imobiliarios SA	165,300	2,980

Iguatemi Empresa de Shopping Centers SA	114,586	951
Aliansce Shopping Centers SA	138,329	938
Sao Carlos Empreendimentos e Participacoes SA	55,650	807
Cyrela Commercial Properties SA Empreendimentos e Participacoes	51,600	435
JHSF Participacoes SA	217,127	361
Sonae Sierra Brasil SA	53,883	347
		15,640
Canada (3.9%)
Brookfield Office Properties Inc.	494,165	9,238
^ RioCan REIT	292,205	6,501
^ H&R REIT	261,246	4,961
First Capital Realty Inc.	187,171	2,939
^ Calloway REIT	129,831	2,897
Dundee REIT Class A	104,782	2,757
Boardwalk REIT	50,994	2,678
^ Canadian REIT	66,617	2,543
Cominar REIT	124,553	2,078
^ Canadian Apartment Properties REIT	105,586	2,009
^ Allied Properties REIT	66,284	1,946
^ Artis REIT	123,495	1,673
Chartwell Retirement Residences	172,956	1,654
Granite REIT	45,545	1,562
* Dream Unlimited Corp.	95,096	1,355
Morguard Corp.	11,586	1,303
^ Crombie REIT	107,684	1,288
CT REIT	111,065	1,137
Killam Properties Inc.	104,214	990
Morguard REIT	63,317	930
Northern Property REIT	33,605	878
^ Dundee International REIT	110,017	874
Choice Properties REIT	83,250	780
^ Brookfield Canada Office Properties	32,302	733
^ Pure Industrial Real Estate Trust	126,375	515
Melcor Developments Ltd.	24,460	439
Dundee Industrial REIT	53,825	425
InnVest REIT	90,638	415
* Mainstreet Equity Corp.	12,797	411
^ NorthWest Healthcare Properties REIT	37,537	349
^ Plaza Retail REIT	72,750	274
^ Retrocom REIT	65,805	271
Morguard North American Residential REIT	28,800	251
HealthLease Properties REIT	26,700	249
InterRent REIT	50,296	243
Milestone Apartments REIT	27,200	238
		59,784
Chile (0.1%)
Parque Arauco SA	1,041,350	1,779

China (7.1%)
China Overseas Land & Investment Ltd.	7,599,550	20,352
China Resources Land Ltd.	3,701,127	8,726
Country Garden Holdings Co. Ltd.	13,498,908	7,371
Shimao Property Holdings Ltd.	2,492,164	5,441
^ Evergrande Real Estate Group Ltd.	11,712,921	4,697
China Vanke Co. Ltd. Class B	2,659,954	4,374
Sino-Ocean Land Holdings Ltd.	7,784,891	4,180

	Longfor Properties Co. Ltd.	2,380,117	3,301
	New World China Land Ltd.	5,909,102	3,131
	Guangzhou R&F Properties Co. Ltd.	2,012,209	2,661
	SOHO China Ltd.	3,198,045	2,534
	China South City Holdings Ltd.	4,697,111	2,421
	Agile Property Holdings Ltd.	2,524,586	2,324
	Sunac China Holdings Ltd.	3,520,378	2,106
	Yuexiu Property Co. Ltd.	10,268,241	2,096
	Poly Property Group Co. Ltd.	3,770,632	1,806
	Franshion Properties China Ltd.	5,378,054	1,727
	Yuexiu REIT	3,583,516	1,685
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	946,920	1,543
*	Hopson Development Holdings Ltd.	1,658,710	1,530
	Shenzhen Investment Ltd.	4,246,077	1,507
*	Hydoo International Holding Ltd.	3,538,000	1,424
^	Tian An China Investment	1,509,761	1,331
	KWG Property Holding Ltd.	2,501,658	1,304
^	China Overseas Grand Oceans Group Ltd.	1,604,386	1,294
	Greentown China Holdings Ltd.	889,737	1,265
*	Kaisa Group Holdings Ltd.	3,783,671	1,118
*	Renhe Commercial Holdings Co. Ltd.	21,404,323	1,061
	Yuzhou Properties Co. Ltd.	4,330,000	946
*	Glorious Property Holdings Ltd.	5,064,036	817
	Jiangsu Future Land Co. Ltd. Class B	1,364,750	805
*	CIFI Holdings Group Co. Ltd.	3,918,000	800
*,^ Mingfa Group International Co. Ltd.		3,044,363	798
	China Merchants Property Development Co. Ltd. Class B	288,596	737
	Fantasia Holdings Group Co. Ltd.	4,214,443	713
	Beijing Capital Land Ltd.	2,047,034	697
*	Greenland Hong Kong Holdings Ltd.	1,226,000	671
*	Shanghai Industrial Urban Development Group Ltd.	3,056,799	663
^	China SCE Property Holdings Ltd.	2,857,766	627
	China Aoyuan Property Group Ltd.	3,148,000	621
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	510,534	544
	C C Land Holdings Ltd.	2,348,000	505
	Xinyuan Real Estate Co. Ltd. ADR	102,333	492
*	Beijing Properties Holdings Ltd.	5,750,000	489
*,^ China New Town Development Co. Ltd.		5,477,000	405
*	Sinolink Worldwide Holdings Ltd.	4,020,643	376
	Lai Fung Holdings Ltd.	15,043,000	376
	Zall Development Group Ltd.	1,196,858	354
	Powerlong Real Estate Holdings Ltd.	1,745,139	332
*,^ Future Land Development Holdings Ltd.		2,910,000	325
	Minmetals Land Ltd.	2,589,000	317
*	Gemdale Properties and Investment Corp. Ltd.	3,426,000	305
	Hutchison Harbour Ring Ltd.	3,750,000	303
*	Jingrui Holdings Ltd.	503,000	263
	Silver Grant International	2,034,216	261
*	Zhong An Real Estate Ltd.	1,386,000	237
*	SRE Group Ltd.	6,368,712	192
			109,281
Denmark (0.0%)
*	Jeudan A/S	3,931	437

Egypt (0.2%)
*	Talaat Moustafa Group	1,623,228	1,674
*	Six of October Development & Investment	116,698	384

*	Palm Hills Developments SAE	584,205	261
			2,319
Finland (0.3%)
	Sponda Oyj	477,187	2,308
	Citycon Oyj	463,271	1,580
*	Technopolis Oyj	215,288	1,317
			5,205
France (5.1%)
	Unibail-Rodamco SE	193,309	46,524
	Klepierre	194,113	8,423
	Fonciere Des Regions	87,359	7,161
	Gecina SA	52,467	6,402
	ICADE	67,220	5,892
	Mercialys SA	109,694	2,246
^	Altarea	6,847	1,206
	Societe de la Tour Eiffel	11,350	760
	ANF Immobilier	18,190	584
			79,198
Germany (2.0%)
	Deutsche Wohnen AG	314,763	5,892
*	Deutsche Wohnen AG	247,977	4,508
	LEG Immobilien AG	71,533	4,259
	Deutsche Euroshop AG	89,509	3,777
*	GAGFAH SA	222,213	3,190
	TAG Immobilien AG	258,170	3,125
	Alstria Office REIT-AG	144,519	1,876
*	Deutsche Annington Immobilien SE	44,828	1,152
	Hamborner REIT AG	84,582	843
*	DIC Asset AG	82,580	744
*	Patrizia Immobilien AG	59,412	618
*,^ Prime Office AG		104,987	404
*,^ Prime Office AG Rights Exp. 02/11/2014		104,987	4
			30,392
Greece (0.0%)
*	Eurobank Properties Real Estate Investment Co.	54,590	556

Hong Kong (12.5%)
	Cheung Kong Holdings Ltd.	2,624,375	38,880
	Sun Hung Kai Properties Ltd.	3,028,441	37,030
	Link REIT	4,583,089	20,589
	Hongkong Land Holdings Ltd.	2,332,212	14,056
	Hang Lung Properties Ltd.	4,531,691	12,444
	Henderson Land Development Co. Ltd.	2,297,312	12,243
	Sino Land Co. Ltd.	6,756,605	8,990
	Hang Lung Group Ltd.	1,687,413	7,778
	Wheelock & Co. Ltd.	1,609,652	6,559
	Hysan Development Co. Ltd.	1,390,422	5,502
	Swire Properties Ltd.	2,096,200	5,410
	Kerry Properties Ltd.	1,454,654	4,689
	Shui On Land Ltd.	7,297,538	2,303
	Champion REIT	5,253,969	2,230
^	Chinese Estates Holdings Ltd.	947,952	2,222
	Great Eagle Holdings Ltd.	633,697	2,063
	K Wah International Holdings Ltd.	2,179,338	1,699
*,^ Goldin Properties Holdings Ltd.		2,516,560	1,146
	Kowloon Development Co. Ltd.	634,414	735

Wanda Commercial Properties Group Co. Ltd.	1,857,741	714
Far East Consortium International Ltd.	1,936,000	713
Sunlight REIT	1,917,400	698
HKR International Ltd.	1,467,682	678
Prosperity REIT	2,298,649	657
TAI Cheung Holdings	762,131	544
Emperor International Holdings	2,001,832	524
* Lai Sun Development	19,657,302	491
Regal REIT	1,709,815	457
CSI Properties Ltd.	10,448,348	392
Soundwill Holdings Ltd.	172,000	304
		192,740
India (0.3%)
DLF Ltd.	864,063	1,883
* Unitech Ltd.	2,826,184	570
* Oberoi Realty Ltd.	161,502	522
* Housing Development & Infrastructure Ltd.	568,751	381
Prestige Estates Projects Ltd.	162,266	360
Indiabulls Real Estate Ltd.	391,593	337
* Phoenix Mills Ltd.	90,247	290
* Godrej Properties Ltd.	111,030	288
		4,631
Indonesia (0.9%)
Lippo Karawaci Tbk PT	37,456,500	2,893
Bumi Serpong Damai PT	17,767,527	2,101
Summarecon Agung Tbk PT	19,968,000	1,568
Ciputra Development Tbk PT	20,540,500	1,444
Pakuwon Jati Tbk PT	40,185,116	1,010
Alam Sutera Realty Tbk PT	21,517,797	903
Modernland Realty Tbk PT	17,265,300	549
Kawasan Industri Jababeka Tbk PT	31,398,131	526
* Sentul City Tbk PT	40,426,500	515
Ciputra Property Tbk PT	6,039,096	330
* Lippo Cikarang Tbk PT	683,000	313
Intiland Development Tbk PT	11,413,551	303
Metropolitan Land Tbk PT	8,008,215	260
Ciputra Surya Tbk PT	1,832,131	256
Agung Podomoro Land Tbk PT	13,040,500	243
* Bakrieland Development Tbk PT	58,593,000	240
Bekasi Fajar Industrial Estate Tbk PT	4,651,082	165
* Gading Development Tbk PT	6,018,500	25
		13,644
Ireland (0.1%)
* Green REIT plc	612,394	1,083

Israel (0.6%)
Gazit-Globe Ltd.	170,542	2,127
Azrieli Group	46,955	1,484
Alony Hetz Properties & Investments Ltd.	134,968	867
* Nitsba Holdings 1995 Ltd.	47,992	707
Melisron Ltd.	27,000	704
Amot Investments Ltd.	237,241	703
Norstar Holdings Inc.	26,120	699
* Jerusalem Oil Exploration	15,516	618
* Airport City Ltd.	60,053	554
Reit 1 Ltd.	171,381	413

* Africa Israel Investments Ltd.	180,170	401
Jerusalem Economy Ltd.	33,454	287
		9,564
Italy (0.1%)
Beni Stabili SPA	1,614,639	1,197
^ Prelios SPA	555,393	441
Immobiliare Grande Distribuzione	305,886	404
		2,042
Japan (25.1%)
Mitsubishi Estate Co. Ltd.	2,765,353	67,570
Mitsui Fudosan Co. Ltd.	1,752,057	55,194
Sumitomo Realty & Development Co. Ltd.	944,767	41,516
Daiwa House Industry Co. Ltd.	1,310,674	24,679
Nippon Building Fund Inc.	2,753	15,588
Daito Trust Construction Co. Ltd.	160,500	15,149
Japan Real Estate Investment Corp.	2,352	12,065
Hulic Co. Ltd.	756,032	9,553
* Tokyu Fudosan Holdings Corp.	1,029,956	8,928
Japan Retail Fund Investment Corp.	4,351	8,706
Tokyo Tatemono Co. Ltd.	859,166	7,971
United Urban Investment Corp.	4,703	6,999
Aeon Mall Co. Ltd.	224,983	6,610
Nippon Prologis REIT Inc.	614	6,183
^ Advance Residence Investment Corp.	2,580	5,448
Japan Prime Realty Investment Corp.	1,486	5,104
Nomura Real Estate Holdings Inc.	249,829	5,040
^ Frontier Real Estate Investment Corp.	914	4,707
^ GLP J-Reit	4,130	4,261
Orix JREIT Inc.	3,073	4,073
^ Activia Properties Inc.	448	3,731
Japan Logistics Fund Inc.	1,635	3,616
Nomura Real Estate Office Fund Inc.	746	3,302
Mori Hills REIT Investment Corp.	2,370	3,150
Daiwa House Residential Investment Corp.	742	3,086
Mori Trust Sogo Reit Inc.	381	3,079
^ Kenedix Office Investment Corp.	585	2,891
Nippon Accommodations Fund Inc.	413	2,860
^ Japan Excellent Inc.	2,399	2,844
^ Industrial & Infrastructure Fund Investment Corp.	331	2,718
* Leopalace21 Corp.	489,250	2,540
^ Japan Hotel REIT Investment Corp.	5,229	2,523
AEON REIT Investment Corp.	1,787	2,314
^ Daiwa Office Investment Corp. Class A	469	2,216
Tokyu REIT Inc.	1,840	2,197
NTT Urban Development Corp.	218,100	2,111
Daiwa House REIT Investment Corp.	248	2,089
^ Fukuoka REIT Co.	233	1,946
Nomura Real Estate Residential Fund Inc.	308	1,597
^ Daikyo Inc.	611,680	1,491
Premier Investment Corp.	380	1,470
^ Sekisui House SI Investment Co.	276	1,432
Top REIT Inc.	311	1,424
TOC Co. Ltd.	184,329	1,338
Daibiru Corp.	118,457	1,330
^ Ichigo Real Estate Investment Corp.	1,991	1,246
Global One Real Estate Investment Corp.	180	1,234

^ Heiwa Real Estate REIT Inc.	1,480	1,174
Heiwa Real Estate Co. Ltd.	73,732	1,132
Comforia Residential REIT Inc.	144	1,047
Hankyu Reit Inc.	190	1,019
^ Kenedix Residential Investment Corp.	478	1,007
Japan Rental Housing Investments Inc.	1,466	918
Goldcrest Co. Ltd.	32,998	816
MID Reit Inc.	325	744
Jowa Holdings Co. Ltd.	22,000	714
Takara Leben Co. Ltd.	180,752	580
* SIA Reit Inc.	151	575
Starts Proceed Investment Corp.	233	394
Tokyo Theatres Co. Inc.	198,017	301
		387,540
Malaysia (1.0%)
UEM Sunrise Bhd.	2,580,465	1,591
KLCC Property Holdings Bhd.	897,000	1,556
IGB Corp. Bhd.	1,773,687	1,417
Sunway Bhd.	1,531,385	1,236
IGB REIT	3,306,600	1,201
Sunway REIT	2,853,034	1,092
SP Setia Bhd.	1,205,200	1,037
Eastern & Oriental Bhd.	1,335,400	768
CapitaMalls Malaysia Trust	1,631,000	678
Mah Sing Group Bhd.	1,054,980	650
Pavilion REIT	1,576,400	588
IJM Land Bhd.	725,941	538
Axis REIT	612,200	522
UOA Development Bhd.	748,800	414
Al-'Aqar Healthcare REIT	765,500	305
* KSL Holdings Bhd.	364,300	243
TA Global Bhd.	2,734,900	241
Tropicana Corp. Bhd.	622,000	227
Glomac Bhd.	557,800	183
* YTL Land & Development Bhd.	515,100	139
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	114,160	16
		14,642
Mexico (1.1%)
Fibra Uno Administracion SA de CV	3,042,170	9,822
Mexico Real Estate Management SA de CV	1,177,061	2,153
TF Administradora Industrial S de RL de CV	772,083	1,433
Concentradora Fibra Hotelera Mexicana SA de CV	738,108	1,191
Corp Inmobiliaria Vesta SAB de CV	601,987	1,106
* Concentradora Fibra Danhos SA de CV	375,000	709
Asesor de Activos Prisma SAPI de CV	445,200	546
		16,960
Morocco (0.1%)
Douja Promotion Groupe Addoha SA	204,967	1,408
Alliances Developpement Immobilier SA	7,717	450
Cie Generale Immobiliere	2,882	259
		2,117
Netherlands (1.1%)
Corio NV	194,829	8,281
Wereldhave NV	42,966	3,268
Eurocommercial Properties NV	70,473	2,899
Vastned Retail NV	38,327	1,832

	Nieuwe Steen Investments NV	231,537	1,371
			17,651
New Zealand (0.5%)
	Kiwi Income Property Trust	1,949,407	1,743
	Goodman Property Trust	2,027,024	1,579
	Precinct Properties New Zealand Ltd.	1,637,412	1,302
	Argosy Property Ltd.	1,453,180	1,068
^	Property for Industry Ltd.	840,927	860
	DNZ Property Fund Ltd.	584,873	719
	Vital Healthcare Property Trust	564,117	577
			7,848
Norway (0.2%)
	Norwegian Property ASA	988,504	1,141
*	Olav Thon Eiendomsselskap ASA	5,754	940
*	Selvaag Bolig ASA	93,233	268
			2,349
Philippines (1.1%)
	Ayala Land Inc.	11,042,300	6,329
	SM Prime Holdings Inc.	14,509,369	4,958
	Megaworld Corp.	25,800,000	2,017
	Robinsons Land Corp.	3,257,650	1,424
*	Belle Corp.	8,508,000	1,009
	Vista Land & Lifescapes Inc.	6,756,400	775
	Filinvest Land Inc.	19,597,000	569
	Century Properties Group Inc.	6,070,549	174
			17,255
Poland (0.1%)
*,^ Globe Trade Centre SA		446,160	1,048
*	Echo Investment SA	482,627	974
			2,022
Russia (0.1%)
	LSR Group GDR	345,643	1,212
*	Etalon Group Ltd. GDR	233,874	1,052
			2,264
Singapore (7.4%)
	Global Logistic Properties Ltd.	6,009,131	13,114
	CapitaLand Ltd.	4,981,304	10,709
	CapitaMall Trust	5,179,034	7,594
	Ascendas REIT	4,015,521	6,679
	City Developments Ltd.	902,090	6,188
	Suntec REIT	4,482,127	5,646
	UOL Group Ltd.	1,232,878	5,646
	CapitaCommercial Trust	4,446,082	4,924
	CapitaMalls Asia Ltd.	2,700,942	3,727
	Keppel Land Ltd.	1,384,635	3,431
^	Mapletree Commercial Trust	2,663,705	2,430
	Mapletree Industrial Trust	2,342,934	2,400
	Mapletree Logistics Trust	2,897,129	2,277
	Mapletree Greater China Commercial Trust	3,511,352	2,235
^	Fortune REIT	2,570,861	2,010
^	Starhill Global REIT	2,814,968	1,682
	CDL Hospitality Trusts	1,311,402	1,649
	Ascott Residence Trust	1,637,355	1,516
	Frasers Centrepoint Trust	1,053,341	1,398
	Bukit Sembawang Estates Ltd.	311,650	1,379

	Wing Tai Holdings Ltd.	978,410	1,326
	United Industrial Corp. Ltd.	567,188	1,302
	CapitaRetail China Trust	1,229,586	1,268
	Parkway Life REIT	717,255	1,267
	Cambridge Industrial Trust	2,291,409	1,235
	Keppel REIT	1,377,015	1,212
	Cache Logistics Trust	1,406,405	1,204
^	GuocoLand Ltd.	700,477	1,202
	Lippo Malls Indonesia Retail Trust	3,609,706	1,152
	Singapore Land Ltd.	164,227	1,013
	Far East Hospitality Trust	1,612,576	992
	Sabana Shari'ah Compliant Industrial REIT	1,193,064	989
	Yanlord Land Group Ltd.	1,125,204	988
	Frasers Commercial Trust	996,867	976
	AIMS AMP Capital Industrial REIT	822,428	929
	First REIT	1,128,754	919
	Ascendas India Trust	1,422,666	763
	Wheelock Properties Singapore Ltd.	611,969	753
*	Sinarmas Land Ltd.	2,066,000	751
*	Forterra Trust	434,000	705
	Soilbuild Business Space REIT	1,178,000	692
	Ascendas Hospitality Trust	1,203,000	682
	Ho Bee Land Ltd.	417,903	655
	Religare Health Trust	1,030,000	613
*	Croesus Retail Trust	871,000	597
^	Perennial China Retail Trust	1,294,576	546
*,^ Ying Li International Real Estate Ltd.		1,789,000	510
	Far East Orchard Ltd.	324,035	428
	Oxley Holdings Ltd.	979,000	403
^	Fragrance Group Ltd.	2,321,550	389
*	Saizen REIT	504,400	359
			113,454
South Africa (1.8%)
	Growthpoint Properties Ltd.	2,654,719	5,246
	Redefine Properties Ltd.	5,704,709	4,545
	Capital Property Fund	3,196,983	2,794
	Resilient Property Income Fund Ltd.	531,562	2,496
	Hyprop Investments Ltd.	318,779	2,078
*	Attacq Ltd.	1,128,728	1,848
	Fountainhead Property Trust	2,340,965	1,546
	Acucap Properties Ltd.	329,030	1,170
	Emira Property Fund	918,952	1,056
	SA Corporate Real Estate Fund Nominees Pty Ltd.	2,789,936	929
	Vukile Property Fund Ltd.	617,471	847
	Sycom Property Fund	290,465	577
	Rebosis Property Fund Ltd.	528,435	513
	Delta Property Fund Ltd.	592,367	429
	Hospitality Property Fund Ltd. Class A	266,145	395
	Premium Properties Ltd.	211,184	314
	Octodec Investments Ltd.	158,614	258
			27,041
Spain (0.0%)
*,^ Inmobiliaria Colonial SA		168,587	254

Sweden (1.6%)
	Castellum AB	344,431	5,496

	Fabege AB	282,348	3,579
	Wallenstam AB	216,648	3,312
	Hufvudstaden AB Class A	234,823	3,147
	Wihlborgs Fastigheter AB	139,605	2,546
	Kungsleden AB	277,112	2,010
*	Fastighets AB Balder	128,953	1,371
	Klovern AB	212,687	1,054
	Atrium Ljungberg AB	58,236	792
*	Dios Fastigheter AB	83,129	601
			23,908
Switzerland (1.6%)
	Swiss Prime Site AG	120,545	9,365
	PSP Swiss Property AG	76,486	6,581
	Mobimo Holding AG	12,213	2,545
	Allreal Holding AG	16,736	2,325
	Solvalor 61	7,659	1,797
	Intershop Holdings AG	2,597	968
	Zug Estates Holding AG Class B	530	692
			24,273
Taiwan (1.2%)
	Ruentex Development Co. Ltd.	1,543,830	2,703
	Highwealth Construction Corp.	927,800	1,864
	Cathay No 1 REIT	2,302,310	1,501
	Huaku Development Co. Ltd.	481,554	1,182
	Cathay Real Estate Development Co. Ltd.	1,892,000	1,123
	Prince Housing & Development Corp.	1,915,422	1,007
	Farglory Land Development Co. Ltd.	604,631	969
	Radium Life Tech Co. Ltd.	1,236,494	940
	Chong Hong Construction Co.	342,000	920
*	Shin Kong No.1 REIT	1,836,000	842
	Kingdom Construction Co.	702,000	711
	Hung Sheng Construction Ltd.	947,000	698
	Kuoyang Construction Co. Ltd.	1,000,665	618
*	Shining Building Business Co. Ltd.	594,638	496
	KEE TAI Properties Co. Ltd.	792,869	491
	Gallop No 1 REIT	758,000	458
	Hung Poo Real Estate Development Corp.	430,194	415
	Huang Hsiang Construction Co.	247,000	397
*	Taiwan Land Development Corp.	980,906	365
	Advancetek Enterprise Co. Ltd.	294,000	353
*	YeaShin International Development Co. Ltd.	294,000	223
*	King's Town Construction Co. Ltd.	231,352	221
			18,497
Thailand (1.0%)
*	Central Pattana PCL	2,631,100	2,997
*	Land and Houses PCL	5,881,400	1,529
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	3,308,656	1,225
	CPN Retail Growth Leasehold Property Fund	2,266,728	1,044
*,^ Bangkok Land PCL		20,782,800	896
*	Hemaraj Land and Development PCL	9,694,878	799
*,^ Pruksa Real Estate PCL		1,190,300	634
*	WHA Corp. PCL	713,728	631
*	Supalai PCL	1,187,305	577
*	MBK PCL	145,312	570
*	LPN Development PCL	1,194,700	526
*	Quality Houses PCL	6,579,300	511

	TICON Property Fund	1,565,300	502
*	Amata Corp. PCL	1,043,400	390
*,^ Univentures PCL		1,577,100	341
*	Sansiri PCL (Local)	5,418,200	295
	TICON Industrial Connection PCL (Foreign)	501,661	240
*	Siam Future Development PCL	1,355,206	220
*	Thai Factory Development PCL	1,024,000	209
	SC Asset Corp. PCL (Foreign)	2,245,967	203
*	Asian Property Development PCL (Foreign)	1,375,700	171
	TICON Industrial Connection PCL (Local)	332,400	157
*	Rojana Industrial Park PCL (Local)	760,600	156
	SC Asset Corp. PCL (Local)	1,303,800	118
	Sansiri PCL	1,383,900	76
	Rojana Industrial Park PCL - NVDR	279,400	57
^	Sansiri PCL (Foreign)	901,132	49
	Rojana Industrial Park PCL (Foreign)	225,393	46
*	Bangkokland PCL Warrants Exp. 05/16/2018	4,269,495	39
			15,208
Turkey (0.3%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,892,485	3,704
	Is Gayrimenkul Yatirim Ortakligi AS	728,034	407
	Torunlar Gayrimenkul Yatirim Ortakligi AS	254,950	304
*	Halk Gayrimenkul Yatrm Ortakligi AS	405,089	204
	Sinpas Gayrimenkul Yatirim Ortakligi AS	408,794	123
			4,742
United Kingdom (8.5%)
	Land Securities Group plc	1,548,424	26,162
	British Land Co. plc	1,973,272	21,260
	Hammerson plc	1,407,987	12,145
	Segro plc	1,471,422	8,145
	Capital & Counties Properties plc	1,302,379	7,605
	Intu Properties plc	1,344,070	6,967
	Derwent London plc	169,501	6,930
	Great Portland Estates plc	681,785	6,768
	Shaftesbury plc	493,643	5,050
	Grainger plc	834,689	2,926
	Londonmetric Property plc	1,191,960	2,699
	Unite Group plc	357,688	2,407
	ST Modwen Properties plc	352,682	2,226
	Hansteen Holdings plc	1,264,339	2,202
	F&C Commercial Property Trust Ltd.	1,089,216	2,184
	Big Yellow Group plc	255,565	2,173
	Workspace Group plc	206,782	1,847
*	Quintain Estates & Development plc	1,033,298	1,690
*	Raven Russia Ltd.	947,026	1,233
	Safestore Holdings plc	386,924	1,221
	Helical Bar plc	214,493	1,221
	UK Commercial Property Trust Ltd.	880,437	1,114
	Primary Health Properties plc	186,595	1,095
	Development Securities plc	242,686	980
	Mucklow A & J Group plc	107,167	828
*	CLS Holdings plc	35,401	728
	Picton Property Income Ltd.	745,135	716
	Schroder REIT Ltd.	744,456	661
^	Redefine International plc	752,118	643
			131,826

Total Common Stocks (Cost $1,551,555)				1,539,605
	Coupon
Temporary Cash Investments (3.2%)[1]
Money Market Fund (3.2%)
[2,3] Vanguard Market Liquidity Fund	0.130%		48,987,958	48,988

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.100%	3/12/14	200	200
[4,5] Federal Home Loan Bank Discount Notes	0.125%	5/30/14	200	200
[4,6] Freddie Mac Discount Notes	0.070%	3/31/14	200	200
4 United States Treasury Note/Bond	1.750%	3/31/14	100	100
				700
Total Temporary Cash Investments (Cost $49,688)				49,688
Total Investments (103.0%) (Cost $1,601,243)				1,589,293
Other Assets and Liabilities-Net (-3.0%)[3]				(46,780)
Net Assets (100%)				1,542,513

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $42,594,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 3.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $45,262,000 of collateral received for securities on loan.
4 Securities with a value of $700,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using

Global ex-U.S. Real Estate Index Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	75,881	1,463,724	—
Temporary Cash Investments	48,988	700	—
Futures Contracts-Liabilities[1]	(6)	—	—
Total	124,863	1,464,424	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Global ex-U.S. Real Estate Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	28	2,487	(16)

Unrealized appreciation (depreciation) on open futures contracts are required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2014, the cost of investment securities for tax purposes was $1,634,998,000. Net unrealized depreciation of investment securities for tax purposes was $45,705,000, consisting of unrealized gains of $63,233,000 on securities that had risen in value since their purchase and $108,938,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2014

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.